UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05514

Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mary Ellen Reilly

Wilmington Trust Investment Advisors, Inc.

Rodney Square North

1100 North Market Street

Wilmington, DE 19890-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 410-986-5600

Date of fiscal year end: April 30

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 98.4%
CONSUMER DISCRETIONARY – 12.4%
AUTO COMPONENTS – 0.3%
BorgWarner, Inc.	6,180	$181,445
Delphi Automotive PLC	8,900	577,966
Gentex Corp.	9,180	125,674
Goodyear Tire & Rubber Co. (The)	9,500	269,895
Johnson Controls, Inc.	18,930	679,019
Lear Corp.	2,500	259,575
Visteon Corp.	1,500	100,320

		$2,193,894
AUTOMOBILES – 0.5%
Ford Motor Co.	112,100	1,338,474
General Motors Co.	47,100	1,396,044
Harley-Davidson, Inc.	4,070	162,800
Tesla Motors, Inc.#,*	3,200	611,840
Thor Industries, Inc.	1,380	72,353

		$3,581,511
DISTRIBUTORS – 0.1%
Genuine Parts Co.	4,620	398,105
LKQ Corp.*	10,080	276,192

		$674,297
DIVERSIFIED CONSUMER SERVICES – 0.1%
Graham Holdings Co., Class B	140	67,857
H&R Block, Inc.	6,660	226,773
Service Corp. International	4,170	100,872
ServiceMaster Global Holdings, Inc.*	2,280	96,239

		$491,741
HOTELS, RESTAURANTS & LEISURE – 2.1%
Aramark	5,800	185,310
Brinker International, Inc.	520	25,865
Carnival Corp.	12,520	602,588
Chipotle Mexican Grill, Inc.*	850	385,024
Choice Hotels International, Inc.	3,060	133,783
Darden Restaurants, Inc.	4,340	273,680
Domino’s Pizza, Inc.	2,200	250,646
Dunkin’ Brands Group, Inc.#	3,900	153,504
Extended Stay America, Inc.	4,900	62,769
Hilton Worldwide Holdings, Inc.	15,860	282,467
Hyatt Hotels Corp., Class A#,*	2,800	108,304

Description	Number of Shares	Value
International Game Technology#	1,273	$18,420
Las Vegas Sands Corp.	11,320	510,532
Marriott International, Inc., Class A#	7,772	476,268
McDonald’s Corp.	31,699	3,923,702
MGM Resorts International*	15,710	315,457
Norwegian Cruise Line Holdings*	3,460	156,980
Panera Bread Co., Class A*	845	163,930
Restaurant Brands International LP	47	1,570
Royal Caribbean Cruises Ltd.	5,380	440,945
Six Flags Entertainment Corp.	3,100	155,837
Starbucks Corp.	47,040	2,858,621
Starwood Hotels & Resorts Worldwide, Inc.	4,930	306,843
Wendy’s Co. (The)	18,700	191,301
Wyndham Worldwide Corp.	3,360	218,064
Wynn Resorts Ltd.#	2,200	148,148
Yum! Brands, Inc.	12,950	937,192

		$13,287,750
HOUSEHOLD DURABLES – 0.5%
DR Horton, Inc.	11,370	312,789
Garmin Ltd.#	1,690	59,454
Harman International Industries, Inc.	1,920	142,829
Jarden Corp.*	6,910	366,576
Leggett & Platt, Inc.	3,670	152,342
Lennar Corp., Class A	6,110	257,537
Mohawk Industries, Inc.*	1,900	316,179
Newell Rubbermaid, Inc.#	7,820	303,260
NVR, Inc.*	130	214,630
PulteGroup, Inc.	13,840	231,958
Tempur Sealy International, Inc.*	2,500	150,850
Toll Brothers, Inc.*	6,050	167,101
Tupperware Brands Corp.	1,000	46,430
Whirlpool Corp.	2,350	315,817

		$3,037,752
INTERNET & CATALOG RETAIL – 1.7%
Amazon.com, Inc.*	11,910	6,991,170
Expedia, Inc.	2,852	288,166
Liberty Interactive Corp., Class A*	11,650	303,599
Liberty Ventures, Series A*	7,902	310,786
Netflix, Inc.*	12,700	1,166,368

January 31, 2016 (unaudited)

2     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Priceline.com, Inc. (The)*	1,630	$1,735,901
TripAdvisor, Inc.*	3,600	240,336

		$11,036,326
LEISURE EQUIPMENT & PRODUCTS – 0.2%
Brunswick Corp.	4,240	168,964
Hasbro, Inc.	3,490	259,237
Mattel, Inc.#	15,550	429,025
Polaris Industries, Inc.	1,900	140,296
Vista Outdoor, Inc.*	1,040	50,138

		$1,047,660
MEDIA – 3.0%
AMC Networks, Inc., Class A*	1,685	122,651
Cable One, Inc.	140	60,199
Cablevision Systems Corp., Class A	6,540	208,691
CBS Corp., Non-Voting	15,130	718,675
Charter Communications, Inc., Class A*	2,500	428,400
Cinemark Holdings, Inc.	4,500	132,705
Comcast Corp., Class A	76,100	4,239,531
Discovery Communications, Inc., Class A#,*	9,480	259,767
DISH Network Corp., Class A*	5,980	288,655
Gannett Co., Inc.	1,645	24,412
Interpublic Group of Cos., Inc. (The)	12,820	287,681
John Wiley & Sons, Inc., Class A	2,100	87,780
King Digital Entertainment PLC	6,000	107,580
Liberty Broadband Corp., Class A*	706	33,323
Liberty Media Corp., Class A*	10,429	372,037
Lions Gate Entertainment Corp.#	2,060	53,869
Live Nation Entertainment, Inc.*	1,620	36,774
Madison Square Garden Co., Class A (The)*	729	112,324
Morningstar, Inc.	1,100	88,451
MSG Networks, Inc., Class A*	2,187	38,251
News Corp., Class A	19,757	259,516
Omnicom Group, Inc.	7,090	520,052
Regal Entertainment Group, Class A#	770	13,283
Scripps Networks Interactive, Inc., Class A	1,380	84,139
Sirius XM Holdings, Inc.*	63,640	235,468
Starz, Class A*	3,243	92,198
Tegna, Inc.	3,190	76,592
Thomson Reuters Corp.	14,500	542,300
Time Warner Cable, Inc.	9,024	1,642,458
Time Warner, Inc.	26,316	1,853,699
Twenty-First Century Fox, Inc., Class A	44,610	1,203,558
Viacom, Inc., Class A	11,800	544,932
Walt Disney Co. (The)	51,346	4,919,974

		$19,689,925
MULTILINE RETAIL – 0.6%
Dillard’s, Inc., Class A	1,400	98,574

Description	Number of Shares	Value
Dollar General Corp.	9,100	$683,046
Dollar Tree, Inc.*	6,962	566,150
JC Penney Co., Inc.#,*	11,030	80,078
Kohl’s Corp.	3,810	189,548
Macy’s, Inc.	11,880	480,071
Nordstrom, Inc.#	3,780	185,598
Sears Holdings Corp.#,*	70	1,187
Target Corp.	22,260	1,612,069

		$3,896,321
SPECIALTY RETAIL – 2.4%
Aaron’s, Inc.	1,300	29,744
Advance Auto Parts, Inc.	2,550	387,727
AutoNation, Inc.*	3,080	133,210
AutoZone, Inc.*	960	736,694
Bed, Bath & Beyond, Inc.*	4,410	190,380
Best Buy Co., Inc.	8,980	250,811
Cabela’s, Inc.*	900	37,863
CarMax, Inc.#,*	6,500	287,170
CST Brands, Inc.	1,718	66,555
Dick’s Sporting Goods, Inc.	780	30,482
DSW, Inc., Class A	1,900	45,619
Foot Locker, Inc.	3,110	210,112
GameStop Corp., Class A#	2,820	73,912
Gap, Inc. (The)#	5,400	133,488
GNC Holdings, Inc., Class A	3,800	106,438
Home Depot, Inc. (The)	40,800	5,131,008
L Brands, Inc.	7,510	722,087
Lowe’s Cos., Inc.	30,300	2,171,298
Michaels Cos, Inc. (The)*	1,700	37,060
Murphy USA, Inc.*	1,387	80,238
Office Depot, Inc.*	12,960	66,744
O’Reilly Automotive, Inc.*	3,100	808,790
Penske Automotive Group, Inc.	600	18,822
Ross Stores, Inc.	12,140	682,996
Sally Beauty Holdings, Inc.*	2,500	68,900
Signet Jewelers Ltd.	2,520	292,320
Staples, Inc.	15,410	137,457
Tiffany & Co.	3,550	226,632
TJX Cos., Inc. (The)	21,040	1,498,890
Tractor Supply Co.	3,700	326,747
Ulta Salon Cosmetics & Fragrance, Inc.*	2,000	362,340
Urban Outfitters, Inc.*	6,360	145,517
Williams-Sonoma, Inc.	3,240	167,378

		$15,665,429
TEXTILES, APPAREL & LUXURY GOODS – 0.9%
Carter’s, Inc.	1,400	136,108

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Coach, Inc.	8,010	$296,770
Fossil Group, Inc.#,*	2,200	71,720
Hanesbrands, Inc.	15,100	461,607
Kate Spade & Co.*	900	16,029
Lululemon Athletica, Inc.#,*	2,700	167,589
Michael Kors Holdings Ltd.*	5,800	231,420
NIKE, Inc., Class B	43,540	2,699,915
PVH Corp.	2,480	181,982
Ralph Lauren Corp.	2,600	292,500
Skechers U.S.A., Inc., Class A*	3,300	93,027
Under Armour, Inc., Class A#, *	5,900	504,037
VF Corp.	12,000	751,200

		$5,903,904

TOTAL CONSUMER DISCRETIONARY		$80,506,510
ENERGY – 6.5%
ENERGY EQUIPMENT & SERVICES – 1.1%
Baker Hughes, Inc.	16,100	700,511
Cameron International Corp.*	7,660	502,956
Diamond Offshore Drilling, Inc.#	3,300	61,347
Dril-Quip, Inc.*	660	38,702
Ensco PLC, Class A	1,700	16,626
FMC Technologies, Inc.*	7,860	197,679
Frank’s International NV	6,400	93,632
Halliburton Co.	27,890	886,623
Helmerich & Payne, Inc.#	3,560	180,848
Nabors Industries Ltd.	18,030	132,701
National Oilwell Varco, Inc.	10,255	333,698
Noble Corp. PLC#	8,300	64,657
Oceaneering International, Inc.	5,780	195,653
Patterson-UTI Energy, Inc.#	6,900	99,222
Rowan Cos. PLC, Class A	340	4,301
RPC, Inc.#	3,450	43,022
Schlumberger Ltd.	44,044	3,183,060
Seadrill Ltd.#,*	10,000	20,700
Superior Energy Services, Inc.	11,100	114,441
Targa Resources Corp.	2,200	49,434
Weatherford International PLC*	14,800	99,752

		$7,019,565
OIL & GAS FIELD SERVICES – 0.0%**
Columbia Pipeline Group, Inc.	9,100	168,805
OIL, GAS & CONSUMABLE FUELS – 5.4%
Anadarko Petroleum Corp.	17,450	682,120
Antero Resources Corp.#,*	4,400	119,548
Apache Corp.	12,140	516,436
Cabot Oil & Gas Corp.	15,600	323,700
California Resources Corp.	11,180	15,987

Description	Number of Shares	Value
Cheniere Energy, Inc.*	9,480	$284,874
Chesapeake Energy Corp.#	25,000	84,750
Chevron Corp.	63,820	5,518,515
Cimarex Energy Co.	3,650	339,450
Cobalt International Energy, Inc.*	17,900	67,841
Concho Resources, Inc.*	4,660	443,306
ConocoPhillips	44,460	1,737,497
CONSOL Energy, Inc.#	10,300	81,782
Continental Resources, Inc.#,*	3,820	80,640
CVR Energy, Inc.#	100	3,502
Denbury Resources, Inc.#	25,900	40,404
Devon Energy Corp.	12,880	359,352
Diamondback Energy, Inc.*	2,200	166,210
Energen Corp.	1,530	53,963
EOG Resources, Inc.	19,880	1,411,878
EP Energy Corp., Class A*	500	1,870
EQT Corp.	4,830	298,204
Exxon Mobil Corp.	145,243	11,307,168
Golar LNG Ltd.#	4,300	80,066
Gulfport Energy Corp.*	5,000	147,750
Hess Corp.	8,190	348,075
HollyFrontier Corp.	4,140	144,776
Kinder Morgan, Inc.	65,205	1,072,622
Kosmos Energy Ltd.*	39,800	181,886
Marathon Oil Corp.	23,230	226,028
Marathon Petroleum Corp.	15,730	657,357
Murphy Oil Corp.#	3,100	60,791
Newfield Exploration Co.*	4,310	125,292
Noble Energy, Inc.	14,320	463,538
Occidental Petroleum Corp.	26,600	1,830,878
ONEOK, Inc.	8,960	223,194
PBF Energy, Inc., Class A	3,000	104,970
Phillips 66	16,590	1,329,689
Pioneer Natural Resources Co.	5,300	656,935
QEP Resources, Inc.	5,800	74,356
Range Resources Corp.#	6,830	201,895
Rice Energy, Inc.*	800	9,336
SM Energy Co.#	5,450	76,191
Southwestern Energy Co.#,*	13,800	122,682
Spectra Energy Corp.	13,100	359,595
Teekay Corp.#	520	3,562
Tesoro Corp.	4,240	369,940
Valero Energy Corp.	15,570	1,056,736
Williams Cos., Inc. (The)	27,970	539,821

January 31, 2016 (unaudited)

4     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
World Fuel Services Corp.	2,100	$81,795
WPX Energy, Inc.*	3,817	20,688

		$34,509,441

TOTAL ENERGY		$41,697,811
FINANCIALS – 20.5%
CAPITAL MARKETS – 2.4%
Affiliated Managers Group, Inc.*	2,270	304,611
Ameriprise Financial, Inc.	7,440	674,436
Artisan Partners Asset Management, Inc., Class A	4,100	128,330
Bank of New York Mellon Corp. (The)	48,370	1,751,961
BlackRock, Inc.	5,360	1,684,434
Charles Schwab Corp. (The)	47,750	1,219,058
E*TRADE Financial Corp.*	12,100	285,076
Eaton Vance Corp.#	4,970	142,440
Federated Investors, Inc., Class B	4,970	125,691
Franklin Resources, Inc.	18,020	624,573
Goldman Sachs Group, Inc. (The)	18,290	2,954,932
Interactive Brokers Group, Inc., Class A	1,700	54,859
Invesco Ltd.	18,570	555,800
Lazard Ltd., Class A	3,650	131,364
Legg Mason, Inc.	3,710	113,600
LPL Financial Holdings, Inc.#	3,600	109,512
Morgan Stanley	65,396	1,692,448
Northern Trust Corp.	8,980	557,478
NorthStar Asset Management Group, Inc.	5,800	66,932
Raymond James Financial, Inc.	4,510	197,583
SEI Investments Co.	5,740	225,238
State Street Corp.	18,120	1,009,828
T. Rowe Price Group, Inc.	11,080	786,126
TD Ameritrade Holding Corp.	10,550	290,969
Waddell & Reed Financial, Inc., Class A	2,740	75,186

		$15,762,465
COMMERCIAL BANKS – 6.6%
Associated Banc-Corp.	11,985	210,337
Bank of America Corp.	443,250	6,267,555
Bank of Hawaii Corp.	2,470	148,027
BankUnited, Inc.	2,700	90,990
BB&T Corp.	36,090	1,178,699
BOK Financial Corp.#	2,020	101,020
CIT Group, Inc.	5,800	170,230
Citigroup, Inc.	125,982	5,364,314
Citizens Financial Group, Inc.	11,600	246,500
Comerica, Inc.	8,630	296,009
Commerce Bancshares, Inc.	5,342	219,716
Cullen/Frost Bankers, Inc.#	1,440	68,918
East West Bancorp, Inc.	6,200	201,004

Description	Number of Shares	Value
Fifth Third Bancorp	41,100	$649,380
First Horizon National Corp.	6,384	81,268
First Niagara Financial Group, Inc.	14,150	138,528
First Republic Bank	5,000	340,000
Huntington Bancshares, Inc.	29,141	250,030
JPMorgan Chase & Co.	156,120	9,289,140
KeyCorp	35,770	399,193
M&T Bank Corp.§	1,610	177,390
PacWest Bancorp.	5,039	184,982
PNC Financial Services Group, Inc. (The)	21,060	1,824,849
Popular, Inc.	3,900	98,046
Regions Financial Corp.	56,556	459,235
Signature Bank*	2,100	292,614
SunTrust Banks, Inc.	23,880	873,530
SVB Financial Group*	1,800	182,376
Synovus Financial Corp.	5,594	170,785
TCF Financial Corp.	8,210	98,602
U.S. Bancorp	68,920	2,760,935
Wells Fargo & Co.	193,625	9,725,784
Zions Bancorporation	7,890	178,945

		$42,738,931
CONSUMER FINANCE – 0.9%
Ally Financial, Inc.*	22,400	355,040
American Express Co.	37,740	2,019,090
Capital One Financial Corp.	22,200	1,456,764
Credit Acceptance Corp.*	800	143,168
Discover Financial Services	17,680	809,567
Lendingclub Corp.*	3,020	22,288
Navient Corp.	12,160	116,250
Santander Consumer USA Holdings, Inc.*	3,700	38,665
SLM Corp.*	6,360	40,704
Synchrony Financial*	33,000	937,860

		$5,939,396
DIVERSIFIED FINANCIAL SERVICES – 2.4%
Berkshire Hathaway, Inc., Class B*	77,446	10,050,167
CBOE Holdings, Inc.	3,000	199,860
CME Group, Inc.	13,100	1,177,035
Intercontinental Exchange, Inc.	4,518	1,191,848
Leucadia National Corp.	15,010	248,566
McGraw Hill Financial, Inc.	11,140	947,123
Moody’s Corp.	8,140	725,600
MSCI, Inc.	5,120	352,461
Nasdaq, Inc.	4,530	280,860
OneMain Holdings, Inc.*	1,900	50,217
Voya Financial, Inc.	1,800	55,044

		$15,278,781

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
INSURANCE – 3.6%
Aflac, Inc.	16,250	$941,850
Alleghany Corp.*	556	265,724
Allied World Assurance Co. Holdings AG	5,490	200,879
Allstate Corp. (The)	18,380	1,113,828
American Financial Group, Inc.	1,600	113,568
American International Group, Inc.	51,130	2,887,822
American National Insurance Co.	600	58,308
Amtrust Financial Services, Inc.#	2,700	154,413
Aon PLC	10,100	887,083
Arch Capital Group Ltd.*	8,440	570,122
Arthur J Gallagher & Co.	6,580	247,671
Aspen Insurance Holdings Ltd.	190	8,837
Assurant, Inc.	3,230	262,631
Assured Guaranty Ltd.	6,200	147,436
Axis Capital Holdings Ltd.	3,280	176,825
Brown & Brown, Inc.	5,570	168,492
Chubb Ltd.	18,647	2,108,416
Cincinnati Financial Corp.	7,406	426,808
CNA Financial Corp.	1,050	34,891
Endurance Specialty Holdings Ltd.	2,000	123,860
Erie Indemnity Co., Class A	670	64,394
Everest Re Group Ltd.	1,170	209,360
FNF Group	8,941	289,510
Genworth Financial, Inc., Class A*	21,500	59,770
Hanover Insurance Group, Inc. (The)	1,100	89,639
Hartford Financial Services Group, Inc. (The)	16,490	662,568
Lincoln National Corp.	7,670	302,658
Loews Corp.	15,450	571,805
Markel Corp.*	580	487,467
Marsh & McLennan Cos., Inc.	19,340	1,031,402
Mercury General Corp.	2,370	110,039
MetLife, Inc.	40,901	1,826,230
Old Republic International Corp.	13,500	244,080
PartnerRe Ltd.	1,770	248,508
Principal Financial Group, Inc.	10,290	391,020
ProAssurance Corp.	3,000	150,360
Progressive Corp. (The)	21,780	680,625
Prudential Financial, Inc.	18,530	1,298,582
Reinsurance Group of America, Inc.	1,690	142,349
RenaissanceRe Holdings Ltd.	1,120	126,168
StanCorp Financial Group, Inc.	1,940	222,440
Torchmark Corp.	4,195	227,956
Travelers Cos., Inc. (The)	12,880	1,378,675
Unum Group	7,810	223,678
Validus Holdings Ltd.	170	7,521

Description	Number of Shares	Value
White Mountains Insurance Group Ltd.	160	$114,094
Willis Towers Watson PLC	2,000	228,940
WR Berkley Corp.	3,580	179,537
XL Group PLC	14,220	515,617

		$22,984,456
REAL ESTATE INVESTMENT TRUSTS – 4.4%
Alexandria Real Estate Equities, Inc.	1,640	129,855
American Campus Communities, Inc.	4,700	198,340
American Capital Agency Corp.	15,980	272,779
American Homes 4 Rent, Class A	5,700	85,443
American Tower Corp.	17,160	1,618,874
Annaly Capital Management, Inc.	37,280	354,160
Apartment Investment & Management Co., Class A	3,970	155,425
Apple Hospitality REIT, Inc.#	9,800	179,242
AvalonBay Communities, Inc.	5,122	878,372
Boston Properties, Inc.	7,150	830,901
Brandywine Realty Trust	11,730	150,496
Brixmor Property Group, Inc.	3,700	98,494
Camden Property Trust	2,670	203,721
Care Capital Properties, Inc.	2,846	85,209
CBL & Associates Properties, Inc.	5,600	60,200
Chimera Investment Corp.	11,740	145,459
Columbia Property Trust, Inc.	3,700	82,399
Communications Sales & Leasing, Inc.	1,800	34,578
Corporate Office Properties Trust	7,400	165,020
Corrections Corp. of America	5,967	171,909
Crown Castle International Corp.	16,140	1,391,268
DDR Corp.	9,900	169,389
Digital Realty Trust, Inc.	8,560	685,485
Douglas Emmett, Inc.	4,410	130,448
Duke Realty Corp.	12,010	241,761
Empire State Realty Trust, Inc., Class A	1,600	26,480
Equinix, Inc.	2,581	801,581
Equity Commonwealth*	7,242	194,737
Equity Lifestyle Properties, Inc.	3,400	224,128
Equity Residential	14,350	1,106,241
Essex Property Trust, Inc.	2,073	441,777
Extra Space Storage, Inc.	4,400	399,036
Federal Realty Investment Trust	1,970	297,135
Forest City Realty Trust, Inc., Class A*	11,900	234,430
Gaming and Leisure Properties, Inc.	2,904	75,736
General Growth Properties, Inc.	22,943	643,322
HCP, Inc.	17,930	644,404
Healthcare Trust of America, Inc., Class A	1,600	44,864
Hospitality Properties Trust	4,050	95,539
Host Hotels & Resorts, Inc.	31,340	434,059
Iron Mountain, Inc.	9,553	263,090

January 31, 2016 (unaudited)

6     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Kilroy Realty Corp.	2,000	$111,740
Kimco Realty Corp.	15,180	412,744
Lamar Advertising Co., Class A	2,400	134,664
Liberty Property Trust	4,040	118,453
Macerich Co. (The)	6,410	499,788
MFA Financial, Inc.	21,800	138,430
Mid-America Apartment Communities, Inc.	3,200	300,224
National Retail Properties, Inc.#	2,500	107,350
NorthStar Realty Europe Corp.	1,433	13,528
Omega Healthcare Investors, Inc.	8,200	260,022
Outfront Media, Inc.	3,800	82,650
Paramount Group, Inc.	2,100	34,440
Piedmont Office Realty Trust, Inc., Class A	8,300	153,633
Plum Creek Timber Co., Inc.	6,770	274,253
Post Properties, Inc.	4,200	240,618
Prologis, Inc.	19,690	777,164
Public Storage	6,260	1,587,286
Rayonier, Inc.	8,615	181,690
Realty Income Corp.#	11,510	642,143
Regency Centers Corp.	2,060	149,123
Retail Properties of America, Inc., Class A	14,200	220,242
Senior Housing Properties Trust	21,700	314,216
Simon Property Group, Inc.	13,093	2,438,964
SL Green Realty Corp.	3,290	317,847
Spirit Realty Capital, Inc.	13,000	136,240
Starwood Property Trust, Inc.	10,320	196,493
Tanger Factory Outlet Centers, Inc.	3,100	99,169
Taubman Centers, Inc.	3,330	236,563
Two Harbors Investment Corp.	18,500	140,600
UDR, Inc.	8,580	305,362
Ventas, Inc.	14,586	806,898
VEREIT, Inc.	34,500	265,995
Vornado Realty Trust	7,873	696,446
Weingarten Realty Investors	3,560	124,208
Welltower, Inc.	14,620	909,656
Weyerhaeuser Co.	22,810	584,164
WP Carey, Inc.	3,400	198,050
WP GLIMCHER, Inc.	2,976	27,022

		$28,683,864
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
CBRE Group, Inc., Class A*	11,310	316,341
Four Corners Property Trust, Inc.	1,446	24,437
Howard Hughes Corp. (The)*	1,458	138,554
Jones Lang LaSalle, Inc.	1,550	218,116
Realogy Holdings Corp.*	5,400	177,120

		$874,568

Description	Number of Shares	Value
THRIFTS & MORTGAGE FINANCE – 0.1%
New York Community Bancorp, Inc.#	25,140	$389,167
People’s United Financial, Inc.#	16,800	241,416
TFS Financial Corp.	750	13,088

		$643,671

TOTAL FINANCIALS		$132,906,132
HEALTH CARE – 22.4%
BIOTECHNOLOGY – 4.4%
Agios Pharmaceuticals, Inc.#,*	1,700	71,774
Alexion Pharmaceuticals, Inc.*	11,190	1,632,957
Alkermes PLC*	7,100	227,271
Alnylam Pharmaceuticals, Inc.*	3,500	241,290
Amgen, Inc.	39,964	6,103,702
Baxalta, Inc.	27,400	1,096,274
Biogen, Inc.*	11,600	3,167,496
BioMarin Pharmaceutical, Inc.*,††	8,900	658,778
Bluebird Bio, Inc.#, *	1,600	66,176
Celgene Corp.*	41,366	4,149,837
Gilead Sciences, Inc.	76,944	6,386,352
Incyte Corp.*	7,460	526,378
Intercept Pharmaceuticals, Inc.#,*	800	84,984
Intrexon Corp.#, *	1,860	54,200
Ionis Pharmaceuticals, Inc.#,*	6,000	233,580
Juno Therapeutics, Inc.*	2,700	74,466
Medivation, Inc.*	8,100	264,870
Opko Health, Inc.#,*	18,400	147,936
Puma Biotechnology, Inc.#,*	1,220	50,923
Regeneron Pharmaceuticals, Inc.*	4,100	1,722,369
Seattle Genetics, Inc.#,*	6,700	220,966
United Therapeutics Corp.*	2,440	300,559
Vertex Pharmaceuticals, Inc.*	12,543	1,138,277

		$28,621,415
HEALTH CARE EQUIPMENT & SUPPLIES – 3.5%
Abbott Laboratories	80,609	3,051,051
Alere, Inc.*	5,450	202,740
Align Technology, Inc.*	4,160	275,142
Baxter International, Inc.	27,830	1,018,578
Becton Dickinson & Co.	11,680	1,697,922
Boston Scientific Corp.*	72,400	1,269,172
Cooper Cos., Inc. (The)	1,850	242,627
CR Bard, Inc.	4,480	821,050
DENTSPLY International, Inc.	8,970	528,243
DexCom, Inc.*	3,740	266,587
Edwards Lifesciences Corp.*	11,572	905,046
Hill-Rom Holdings, Inc.	2,260	110,469
Hologic, Inc.*	12,340	418,820

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
IDEXX Laboratories, Inc.*	3,880	$272,143
Intuitive Surgical, Inc.*	2,000	1,081,700
Medtronic PLC	74,126	5,627,646
ResMed, Inc.	8,120	460,404
Sirona Dental Systems, Inc.*	3,100	329,499
St. Jude Medical, Inc.	15,070	796,600
Stryker Corp.	18,900	1,873,935
Teleflex, Inc.#	2,060	279,521
Varian Medical Systems, Inc.*	6,350	489,776
Zimmer Biomet Holdings, Inc.	9,110	904,259

		$22,922,930
HEALTH CARE PROVIDERS & SERVICES – 4.1%
Acadia Healthcare Co., Inc.*	2,120	129,384
Aetna, Inc.	18,331	1,866,829
AmerisourceBergen Corp.	9,870	883,957
Anthem, Inc.	14,710	1,919,508
Brookdale Senior Living, Inc.*	3,970	64,632
Cardinal Health, Inc.	17,820	1,450,013
Centene Corp.*	6,600	409,596
Cigna Corp.	13,930	1,861,048
Community Health Systems, Inc.*	6,246	134,164
DaVita HealthCare Partners, Inc.*	9,788	656,971
Envision Healthcare Holdings, Inc.*	8,300	183,430
Express Scripts Holding Co.*	35,362	2,541,467
HCA Holdings, Inc.*	16,700	1,161,986
Health Net, Inc.*	3,520	233,094
Henry Schein, Inc.*	4,460	675,422
Humana, Inc.	7,930	1,290,925
Laboratory Corp. of America Holdings*	5,057	568,154
LifePoint Hospitals, Inc.*	3,330	232,401
McKesson Corp.	12,300	1,980,054
MEDNAX, Inc.*	6,440	447,322
Patterson Cos., Inc.	7,370	312,930
Premier, Inc., Class A*	3,200	102,208
Quest Diagnostics, Inc.	7,750	508,943
Tenet Healthcare Corp.*	2,425	65,766
UnitedHealth Group, Inc.	50,520	5,817,883
Universal Health Services, Inc., Class B	4,980	560,947
VCA, Inc.*	4,270	218,923

		$26,277,957
HEALTH CARE TECHNOLOGY – 0.3%
Allscripts Healthcare Solutions, Inc.*	8,100	111,618
athenahealth, Inc.#,*	2,300	326,140
Cerner Corp.*	16,540	959,485
IMS Health Holdings, Inc.*	4,800	110,976
Inovalon Holdings, Inc., Class A#,*	1,300	21,944

Description	Number of Shares	Value
Veeva Systems, Inc., Class A#,*	4,720	$113,752

		$1,643,915
LIFE SCIENCES TOOLS & SERVICES – 1.1%
Agilent Technologies, Inc.	14,690	553,078
Bio-Rad Laboratories, Inc., Class A*	890	113,573
Bio-Techne Corp.	1,400	115,766
Bruker Corp.*	7,400	165,242
Charles River Laboratories International, Inc.*	3,420	253,867
Illumina, Inc.*	7,540	1,190,943
Mettler-Toledo International, Inc.*	1,520	475,532
PerkinElmer, Inc.	7,070	341,622
QIAGEN N.V.*	14,720	334,291
Quintiles Transnational Holdings, Inc.*	5,780	351,597
Thermo Fisher Scientific, Inc.	20,220	2,670,253
VWR Corp.*	6,200	151,652
Waters Corp.*	5,010	607,262

		$7,324,678
PHARMACEUTICALS – 9.0%
AbbVie, Inc.	86,578	4,753,132
Akorn, Inc.*	3,960	102,920
Allergan PLC*	20,185	5,741,220
Bristol-Myers Squibb Co.	88,260	5,486,242
Eli Lilly & Co.	51,730	4,091,843
Endo International PLC*	12,270	680,617
Jazz Pharmaceuticals PLC#,*	3,300	424,842
Johnson & Johnson	148,400	15,498,896
Mallinckrodt PLC*	6,410	372,357
Merck & Co., Inc.	147,866	7,492,370
Mylan NV*	22,130	1,166,030
Perrigo Co. PLC	7,540	1,090,133
Pfizer, Inc.	324,603	9,897,145
Zoetis, Inc.	26,681	1,148,617

		$57,946,364

TOTAL HEALTH CARE		$144,737,259
INDUSTRIALS – 8.9%
AEROSPACE & DEFENSE – 2.3%
B/E Aerospace, Inc.	3,800	153,710
Boeing Co. (The)	20,390	2,449,451
BWX Technologies, Inc.	2,940	88,024
General Dynamics Corp.	8,030	1,074,173
Hexcel Corp.	3,600	148,968
Honeywell International, Inc.	23,470	2,422,104
Huntington Ingalls Industries, Inc.	1,645	210,363
L-3 Communications Holdings, Inc.	2,010	234,848
Lockheed Martin Corp.	7,950	1,677,450

January 31, 2016 (unaudited)

8     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Northrop Grumman Corp.	5,770	$1,067,796
Orbital ATK, Inc.	2,120	191,288
Precision Castparts Corp.	4,090	960,946
Raytheon Co.	8,620	1,105,429
Rockwell Collins, Inc.	3,570	288,742
Spirit Aerosystems Holdings, Inc., Class A*	4,540	192,496
Textron, Inc.	7,270	248,779
TransDigm Group, Inc.*	1,490	334,848
United Technologies Corp.	26,900	2,358,861

		$15,208,276
AIR FREIGHT & LOGISTICS – 0.6%
C.H. Robinson Worldwide, Inc.	4,084	264,521
Expeditors International of Washington, Inc.	7,280	328,474
FedEx Corp.	7,960	1,057,725
United Parcel Service, Inc. Class B	20,530	1,913,396

		$3,564,116
AIRLINES – 0.6%
Alaska Air Group, Inc.	4,400	309,760
American Airlines Group, Inc.	18,800	733,012
Copa Holdings SA, Class A Class A#	1,400	65,940
Delta Air Lines, Inc.	24,240	1,073,590
JetBlue Airways Corp.*	8,700	185,397
Southwest Airlines Co.	18,630	700,861
Spirit Airlines, Inc.*	1,600	66,880
United Continental Holdings, Inc.*	12,033	580,953

		$3,716,393
BUILDING PRODUCTS – 0.2%
Allegion PLC	2,233	135,230
Armstrong World Industries, Inc.*	620	23,982
Fortune Brands Home & Security, Inc.	4,760	231,288
Lennox International, Inc.	1,490	178,532
Masco Corp.	10,930	288,443
Owens Corning	3,690	170,441
Smith (A.O.) Corp.	2,500	174,625
USG Corp.#,*	2,660	47,587

		$1,250,128
COMMERCIAL SERVICES & SUPPLIES – 0.4%
ADT Corp. (The)#	4,800	141,984
Cintas Corp.	3,520	302,438
Clean Harbors, Inc.*	1,300	57,603
Copart, Inc.*	4,700	157,497
Covanta Holding Corp.	4,900	69,286
KAR Auction Services, Inc.	4,100	137,022
Pitney Bowes, Inc.	5,600	109,648
Republic Services, Inc.	5,840	255,208
Rollins, Inc.	4,000	110,200

Description	Number of Shares	Value
RR Donnelley & Sons Co.	3,270	$45,682
Stericycle, Inc.*	1,652	198,818
Tyco International PLC	4,320	148,565
Waste Connections, Inc.	5,695	341,529
Waste Management, Inc.	12,240	648,108

		$2,723,588
CONSTRUCTION & ENGINEERING – 0.1%
AECOM*	5,991	164,393
Chicago Bridge & Iron Co. NV	2,982	115,761
Fluor Corp.	5,150	231,183
Jacobs Engineering Group, Inc.*	1,950	76,499
Quanta Services, Inc.*	6,110	114,257
Topbuild Corp.*	1,736	46,490

		$748,583
ELECTRICAL EQUIPMENT – 0.4%
Acuity Brands, Inc.	1,300	263,159
AMETEK, Inc.	5,660	266,303
Babcock & Wilcox Enterprises, Inc.*	1,470	30,355
Eaton Corp. PLC	11,928	602,483
Emerson Electric Co.	18,490	850,170
Hubbell, Inc.	1,990	179,956
Regal-Beloit Corp.	600	33,726
Rockwell Automation, Inc.	3,620	345,963
SolarCity Corp.#,*	2,120	75,578

		$2,647,693
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.0%**
GoPro, Inc., Class A#,*	1,700	19,465
INDUSTRIAL CONGLOMERATES – 2.0%
3M Co.	18,710	2,825,210
Carlisle Cos., Inc.	1,290	107,947
Danaher Corp.	15,780	1,367,337
General Electric Co.	272,220	7,921,602
Roper Technologies, Inc.	3,000	527,010

		$12,749,106
MACHINERY – 1.2%
AGCO Corp.#	1,260	61,450
Allison Transmission Holdings, Inc.	4,800	114,192
Caterpillar, Inc.	15,900	989,616
Crane Co.	1,200	57,312
Cummins, Inc.	5,280	474,619
Deere & Co.#	8,090	623,011
Donaldson Co., Inc.	6,260	176,407
Dover Corp.	4,160	243,152
Flowserve Corp.	3,000	115,920

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Graco, Inc.	2,140	$155,535
IDEX Corp.	2,120	153,721
Illinois Tool Works, Inc.	8,000	720,560
Ingersoll-Rand PLC	7,000	360,290
ITT Corp.	2,535	82,261
Kennametal, Inc.	3,950	69,915
Lincoln Electric Holdings, Inc.	2,600	138,424
Manitowoc Co., Inc. (The)	3,910	61,543
Middleby Corp. (The)*	1,600	144,576
Nordson Corp.	2,000	120,860
Oshkosh Corp.	1,790	58,945
PACCAR, Inc.	8,490	416,604
Parker Hannifin Corp.	2,960	287,594
Pentair PLC#	5,166	243,422
Snap-On, Inc.	1,280	206,797
SPX Corp.	330	3,069
Spx Flow, Inc.*	1,230	29,323
Stanley Black & Decker, Inc.	3,720	350,945
Terex Corp.	3,730	83,552
Timken Co. (The)	600	15,930
Toro Co. (The)	2,340	174,377
Trinity Industries, Inc.	5,400	115,668
Valmont Industries, Inc.	1,060	112,985
WABCO Holdings, Inc.*	2,050	183,783
Wabtec Corp.	3,320	212,314
Xylem, Inc.	5,110	183,705

		$7,542,377
MARINE – 0.0%**
Kirby Corp.*	2,000	101,300
PROFESSIONAL SERVICES – 0.3%
Dun & Bradstreet Corp. (The)	930	91,531
Equifax, Inc.	4,060	429,548
IHS, Inc., Class A*	1,640	171,577
ManpowerGroup, Inc.	1,860	142,011
Nielsen Holdings PLC	11,900	573,104
Robert Half International, Inc.	5,010	219,288
TransUnion*	6,500	160,810
Verisk Analytics, Inc.*	4,800	350,400

		$2,138,269
ROAD & RAIL – 0.6%
AMERCO	300	109,995
Avis Budget Group, Inc.*	3,080	80,912
CSX Corp.	27,700	637,654
Genesee & Wyoming, Inc., Class A*	2,100	104,118
Hertz Global Holdings, Inc.*	10,800	98,064
JB Hunt Transport Services, Inc.	2,980	216,646
Kansas City Southern	2,980	211,222

Description	Number of Shares	Value
Landstar System, Inc.	1,590	$91,282
Norfolk Southern Corp.	8,360	589,380
Old Dominion Freight Line, Inc.*	2,800	153,524
Ryder System, Inc.	1,840	97,833
Union Pacific Corp.	25,020	1,801,440

		$4,192,070
TRADING COMPANIES & DISTRIBUTORS – 0.2%
Air Lease Corp.	1,200	30,912
Fastenal Co.#	8,020	325,291
GATX Corp.#	690	28,276
HD Supply Holdings, Inc.*	4,900	128,723
MSC Industrial Direct Co., Inc., Class A	1,390	90,086
NOW, Inc.#,*	6,463	87,638
United Rentals, Inc.*	2,420	115,942
Watsco, Inc.	100	11,621
WW Grainger, Inc.#	1,790	352,075

		$1,170,564
TRANSPORTATION INFRASTRUCTURE – 0.0%**
Macquarie Infrastructure Corp.	1,500	100,590

TOTAL INDUSTRIALS		$57,872,518
INFORMATION TECHNOLOGY – 26.2%
COMMERCIAL SERVICES & SUPPLIES – 0.0%**
Sabre Corp.	3,620	92,708
COMMUNICATIONS EQUIPMENT – 1.7%
ARRIS International PLC*	7,680	195,610
Brocade Communications Systems, Inc.	15,290	122,014
Cisco Systems, Inc.	223,800	5,324,202
EchoStar Corp., Class A*	2,370	83,258
F5 Networks, Inc.*	3,590	336,670
Harris Corp.	5,159	448,678
Juniper Networks, Inc.	19,140	451,704
Lumentum Holdings, Inc.*	60	1,184
Motorola Solutions, Inc.	7,930	529,486
Palo Alto Networks, Inc.*	3,440	514,246
QUALCOMM, Inc.	66,880	3,032,339
Viavi Solutions, Inc.*	10,390	51,950

		$11,091,341
COMPUTERS & PERIPHERALS – 4.5%
3D Systems Corp.#,*	7,000	56,070
Apple, Inc.	254,660	24,788,604
EMC Corp.	80,270	1,988,288
HP, Inc.	73,890	717,472
Lexmark International, Inc., Class A	3,030	85,476
NCR Corp.*	6,920	147,673
NetApp, Inc.	14,903	326,823

January 31, 2016 (unaudited)

10     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
SanDisk Corp.	10,550	$745,885
Western Digital Corp.	10,280	493,234

		$29,349,525
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%
Amphenol Corp., Class A	13,200	654,324
Arrow Electronics, Inc.*	2,940	151,704
Avnet, Inc.	4,660	186,027
CDW Corp.	6,640	255,308
Cognex Corp.	4,100	132,225
Corning, Inc.	53,420	994,146
Dolby Laboratories, Inc., Class A	150	5,401
Fitbit, Inc., Class A*	3,400	56,440
FLIR Systems, Inc.	5,690	166,376
Ingram Micro, Inc., Class A	4,800	135,360
IPG Photonics Corp.#,*	2,000	161,660
Jabil Circuit, Inc.	6,140	122,247
Keysight Technologies, Inc.*	6,345	148,473
National Instruments Corp.	2,880	82,080
Trimble Navigation Ltd.*	12,480	240,739
Zebra Technologies Corp., Class A*	2,450	147,980

		$3,640,490
INTERNET SOFTWARE & SERVICES – 5.4%
Akamai Technologies, Inc.*	8,250	376,365
Alphabet, Inc., Class C*	24,874	18,707,287
CoStar Group, Inc.*	1,300	227,981
eBay, Inc.*	55,040	1,291,238
Facebook, Inc., Class A*	94,480	10,601,601
GoDaddy, Inc., Class A#,*	3,900	118,911
IAC/InterActiveCorp	3,590	186,465
LinkedIn Corp., Class A*	4,820	953,926
Match Group, Inc.#,*	5,200	65,260
Pandora Media, Inc.*	10,400	101,088
Rackspace Hosting, Inc.*	5,080	102,667
Twitter, Inc.#,*	26,860	451,248
VeriSign, Inc.#,*	3,950	298,620
Yahoo!, Inc.*	38,730	1,142,922
Yelp, Inc.*	3,600	75,420
Zillow Group, Inc. Class A#,*	3,600	75,204

		$34,776,203
IT SERVICES – 5.1%
Accenture PLC, Class A	28,900	3,050,106
Alliance Data Systems Corp.*	2,690	537,435
Amdocs Ltd.	5,520	302,165
Automatic Data Processing, Inc.	19,130	1,589,512
Black Knight Financial Services, Inc., Class A#,*	3,400	102,578

Description	Number of Shares	Value
Booz Allen Hamilton Holding Corp.	3,460	$97,883
Broadridge Financial Solutions, Inc.	3,630	194,423
Cognizant Technology Solutions Corp., Class A*	28,360	1,795,472
Computer Sciences Corp.	5,600	179,592
CoreLogic, Inc.*	2,980	106,386
CSRA, Inc.	5,600	149,968
DST Systems, Inc.	1,670	176,035
Fidelity National Information Services, Inc.	11,143	665,571
First Data Corp., Class A*	21,600	288,792
Fiserv, Inc.*	9,560	903,994
FleetCor Technologies, Inc.*	4,200	515,928
Gartner, Inc.*	3,500	307,615
Genpact Ltd.*	11,200	267,904
Global Payments, Inc.	7,300	430,335
Hewlett Packard Enterprise Co.	86,990	1,196,982
International Business Machines Corp.	39,660	4,949,171
Jack Henry & Associates, Inc.	1,900	154,242
Leidos Holdings, Inc.#	2,200	101,464
MasterCard, Inc., Class A	43,720	3,892,392
Paychex, Inc.	14,770	706,892
Paypal Holdings, Inc.*	43,940	1,587,992
Square, Inc., Class A#,*	5,800	50,866
Teradata Corp.*	6,070	147,744
Total System Services, Inc.	8,720	350,195
Vantiv, Inc., Class A*	8,100	381,105
VeriFone Systems, Inc.*	4,000	93,560
Visa, Inc., Class A	86,020	6,407,630
Western Union Co. (The)	16,090	287,046
WEX, Inc.*	3,100	225,091
Xerox Corp.	51,460	501,735

		$32,695,801
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.0%
Analog Devices, Inc.	14,520	782,047
Applied Materials, Inc.	51,880	915,682
Atmel Corp.	16,520	133,151
Avago Technologies Ltd.#	11,600	1,551,036
Broadcom Corp., Class A	24,630	1,346,522
Cree, Inc.#,*	5,210	146,036
Cypress Semiconductor Corp.*	12,000	94,320
First Solar, Inc.*	3,500	240,310
Intel Corp.	206,670	6,410,903
KLA-Tencor Corp.	7,300	489,027
Lam Research Corp.	6,980	501,094
Linear Technology Corp.	8,810	376,451
Marvell Technology Group Ltd.	12,790	113,192
Maxim Integrated Products, Inc.	11,320	378,088
Microchip Technology, Inc.#	10,340	463,335

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Micron Technology, Inc.*	50,000	$551,500
NVIDIA Corp.	26,180	766,812
ON Semiconductor Corp.*	14,070	120,439
Qorvo, Inc.*	3,400	134,640
Skyworks Solutions, Inc.	8,500	585,820
SunEdison, Inc.#,*	17,500	54,775
SunPower Corp.#,*	3,400	86,496
Teradyne, Inc.	7,450	144,754
Texas Instruments, Inc.	47,650	2,522,115
Xilinx, Inc.	12,400	623,348

		$19,531,893
SOFTWARE – 5.9%
Activision Blizzard, Inc.	23,970	834,635
Adobe Systems, Inc.*	22,060	1,966,208
ANSYS, Inc.*	3,580	315,720
Autodesk, Inc.*	9,930	464,923
CA, Inc.	17,080	490,708
Cadence Design Systems, Inc.*	11,710	229,048
CDK Global, Inc.	4,676	205,978
Citrix Systems, Inc.*	7,590	534,791
Electronic Arts, Inc.*	14,660	946,230
FactSet Research Systems, Inc.	1,540	232,078
FireEye, Inc.#,*	4,500	63,405
Fortinet, Inc.*	6,200	174,468
Intuit, Inc.	12,700	1,212,977
Microsoft Corp.	358,749	19,763,482
NetSuite, Inc.#,*	1,600	110,992
Nuance Communications, Inc.*	9,100	160,433
Oracle Corp.	138,260	5,020,221
PTC, Inc.*	4,620	136,798
Red Hat, Inc.*	6,830	478,442
Salesforce.com, Inc.*	28,280	1,924,737
ServiceNow, Inc.*	7,300	454,133
SolarWinds, Inc.*	3,240	194,238
Solera Holdings, Inc.	2,700	146,502
Splunk, Inc.*	5,800	268,482
SS&C Technologies Holdings, Inc.	3,420	219,872
Symantec Corp.	25,820	512,269
Synopsys, Inc.*	5,500	235,950
Tableau Software, Inc., Class A*	2,100	168,504
Ultimate Software Group, Inc.*	1,140	200,218
VMware, Inc., Class A*	1,910	87,383
Workday, Inc., Class A*	5,800	365,458
Zynga, Inc., Class A*	45,600	112,176

		$38,231,459
TELECOMMUNICATIONS – 0.0%**
Arista Networks, Inc.#,*	200	12,006

Description	Number of Shares	Value
CommScope Holding Co, Inc.*	5,200	$116,584
Zayo Group Holdings, Inc.*	2,600	65,052

		$193,642

TOTAL INFORMATION TECHNOLOGY		$169,603,062
TELECOMMUNICATION SERVICES – 1.5%
DIVERSIFIED TELECOMMUNICATION SERVICES – 1.4%
AT&T, Inc.	121,300	4,374,078
CenturyLink, Inc.	12,300	312,666
Frontier Communications Corp.#	27,100	123,305
Level 3 Communications, Inc.*	2,200	107,382
Verizon Communications, Inc.	83,000	4,147,510

		$9,064,941
WIRELESS TELECOMMUNICATION SERVICES – 0.1%
SBA Communications Corp., Class A*	2,700	268,056
Sprint Corp.#,*	24,400	73,688
T-Mobile US, Inc.*	4,600	184,690

		$526,434

TOTAL TELECOMMUNICATION SERVICES		$9,591,375

TOTAL COMMON STOCKS (COST $546,007,731)		$636,914,667
INVESTMENT COMPANIES – 1.1%
EQUITY FUNDS – 1.1%
iShares Russell 1000 ETF#	33,360	3,574,524
iShares Russell 1000 Growth ETF	19,000	1,782,770
iShares Russell 1000 Value ETF#	18,800	1,742,572
Western Asset Emerging Markets Income Fund, Inc.#	1,000	9,550

TOTAL EQUITY FUNDS		$7,109,416

TOTAL INVESTMENT COMPANIES (COST $7,546,775)		$7,109,416
MONEY MARKET FUND – 0.3%
Dreyfus Cash Management Fund,
Institutional Shares, 0.28%^	1,678,147	1,678,147

TOTAL MONEY MARKET FUND (COST $1,678,147)		$1,678,147
RIGHTS – 0.0%**
Celgene Corp.*,††	89	128
Community Health Systems, Inc.*	3,700	30

TOTAL RIGHTS (COST $142)		$158
WARRANTS – 0.0%**
American International Group, Inc. CW21, Expire 1/19/21*	2,055	38,531
Kinder Morgan, Inc., Expire 5/25/17*	16,345	1,121

TOTAL WARRANTS (COST $48,690)		$39,652

January 31, 2016 (unaudited)

12     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
TOTAL INVESTMENTS IN SECURITIES – 99.8% (COST $555,281,485)		$645,742,040

	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.7%
REPURCHASE AGREEMENTS – 2.7%
Citigroup Global Markets, Inc., 0.34%, dated 1/29/16, due 2/01/16, repurchase price $3,320,531, collateralized by U.S. Government & Treasury Securities 0.00% to 9.50%, maturing 3/20/16 to 3/20/62; total market value of $3,386,846.	$3,320,437	$3,320,437
Daiwa Capital Markets America, 0.38%, dated 1/29/16, due 2/01/16, repurchase price $3,320,542, collateralized by U.S. Government & Treasury Securities 0.00% to 7.25%, maturing 3/23/16 to 2/01/49; total market value of $3,386,846.	3,320,437	3,320,437
HSBC Securities USA, Inc., 0.30%, dated 1/29/16, due 2/01/16, repurchase price $208,533, collateralized by U.S. Government Securities 0.00% to 7.25%, maturing 2/22/16 to 7/15/37; total market value of $212,699.	208,528	208,528
HSBC Securities USA, Inc., 0.31%, dated 01/29/16, due 2/01/16, repurchase price $665,154, collateralized by U.S. Government Securities 2.50% to 6.00%, maturing 1/01/28 to 1/01/46; total market value of $678,442.	665,137	665,137
ING Financial Markets LLC, 0.32%, dated 1/29/16, due 2/01/16, repurchase price $3,320,526, collateralized by U.S. Government Securities 1.70% to 6.26%, maturing 1/01/19 to 8/01/46; total market value of $3,386,861.	3,320,437	3,320,437

Description	Par Value	Value
Mizuho Securities USA, Inc., 0.35%, dated 1/29/16, due 2/01/16, repurchase price $3,320,534, collateralized by U.S. Government Securities 0.00% to 9.50%, maturing 10/01/19 to 7/01/43; total market value of $3,386,846.	$3,320,437	$3,320,437
TD Securities (USA) LLC, 0.35%, dated 1/29/16, due 2/01/16, repurchase price $3,320,534, collateralized by U.S. Government Securities 2.50% to 4.00%, maturing 9/01/26 to 9/01/45; total market value of $3,386,846.	3,320,437	3,320,437

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $17,475,850)		$17,475,850

Description		Value
TOTAL INVESTMENTS – 102.5% (COST $572,757,335)		$663,217,890
COLLATERAL FOR SECURITIES ON LOAN – (2.7%)		(17,475,850)
OTHER ASSETS LESS LIABILITIES – 0.2%		1,290,289

TOTAL NET ASSETS – 100.0%		$647,032,329

Cost of investments for Federal income tax purposes is $580,683,204. The net unrealized appreciation/(depreciation) of investments was $82,534,686. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $110,344,667 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,809,981.

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      13

Wilmington Large-Cap Strategy Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$636,255,889	$658,778	$—	$636,914,667
Investment Companies	7,109,416	—	—	7,109,416
Rights	30	128	—	158
Warrants	39,652	—	—	39,652
Money Market Fund	1,678,147	—	—	1,678,147
Repurchase Agreements	—	17,475,850	—	17,475,850

Total	$645,083,134	$18,134,756	$—	$663,217,890

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At January 31, 2016, the value of these securities amounted to $658,906 representing 0.10% of total net assets.
*	Non-income producing security.
**	Represents less than 0.05%.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments.
^	7-Day net yield.

The following acronyms are used throughout this Fund:

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Portfolios of Investments

January 31, 2016 (unaudited)

Wilmington Multi-Manager International Fund

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 88.3%
AUSTRALIA – 3.0%
a2 Milk Co Ltd	94,600	$115,490
Arrium Ltd.#	532,800	25,231
Asaleo Care Ltd.	179,000	199,011
Asciano Ltd.	22,614	143,365
Aurizon Holdings Ltd.	15,735	41,608
Australia & New Zealand Banking Group Ltd.	23,695	411,321
Bank of Queensland Ltd.	2,985	27,961
Bendigo & Adelaide Bank Ltd.	33,603	258,488
BHP Billiton Ltd.	39,620	435,105
BHP Billiton PLC-ADR	1,197	23,521
Boart Longyear Ltd.*	48,400	1,718
Boral Ltd.	9,548	38,313
Caltex Australia Ltd.	111,687	2,986,790
Challenger Ltd.	44,000	250,421
Domino’s Pizza Enterprises L	11,300	485,215
Downer EDI Ltd.	40,700	91,121
Fortescue Metals Group Ltd.#	23,110	29,043
Incitec Pivot Ltd.	27,617	61,558
LendLease Group	27,700	258,664
Macquarie Group Ltd.	7,525	388,151
Mcmillan Shakespeare Ltd.	23,900	217,528
Metcash Ltd.#	42,500	53,367
Mineral Resources Ltd.#	24,300	64,943
National Australia Bank Ltd.	12,646	251,225
Newcrest Mining Ltd.	316,197	2,972,471
Orica Ltd.	12,966	132,135
Origin Energy Ltd.††	20,242	59,909
Primary Health Care Ltd.	44,600	78,602
Programmed Maintenance Services Ltd.	36,190	51,973
Qantas Airways Ltd.*	171,337	476,455
QBE Insurance Group Ltd.	11,717	91,656
Rio Tinto Ltd.	9,680	273,361
Santos Ltd.††	49,496	113,514
South32 Ltd.*	18,091	12,698
Star Entertainment Grp Ltd/The	9,883	38,148
Suncorp Group Ltd.	16,400	136,818
Treasury Wine Estates Ltd.	77,064	501,571
Wesfarmers Ltd.	6,194	186,891
Woodside Petroleum Ltd.	14,366	289,537

TOTAL AUSTRALIA		$12,274,897

Description	Number of Shares	Value
AUSTRIA – 0.5%
Erste Group Bank AG	51,772	$1,495,510
OMV AG	7,100	182,755
Raiffeisen International Bank Holding AG#	5,800	73,158
Voestalpine AG	9,400	247,210

TOTAL AUSTRIA		$1,998,633
BELGIUM – 1.1%
Ageas	3,854	156,514
Anheuser-Busch InBev NV	20,403	2,566,001
bpost SA	11,500	272,812
Delhaize Group	8,599	902,547
Delhaize Group SA ADR#	7,850	205,042
KBC Groep NV	2,692	154,269
Proximus	1,059	36,607
Solvay SA	1,700	140,832
UCB SA	458	39,159
Umicore SA	1,295	47,611

TOTAL BELGIUM		$4,521,394
BERMUDA – 0.0%**
Seadrill Ltd.#,*	5,806	12,018
BOTSWANA – 0.0%**
Standard Chartered Bank Botswana Ltd.	41,700	40,093
BRAZIL – 0.2%
Ambev SA	17,675	82,458
Banco Santander Brasil SA ADR#	3,700	11,840
BB Seguridade Participacoes SA	2,800	16,192
BM&FBovespa SA	6,807	17,461
BRF SA	2,656	32,026
CCR SA	13,000	41,537
Centrais Eletricas Brasileiras SA	9,500	13,823
Cia de Saneamento Basico do Estado de Sao Paulo	5,300	28,250
Cia Energetica de Minas Gerais	2,768	4,014
Cielo SA	15,099	127,857
CPFL Energia SA	9,289	37,646
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,300	11,262
Embraer SA	9,800	70,466
Equatorial Energia SA	1,600	14,497
Estacio Participacoes SA	3,800	11,125
Fibria Celulose SA*	1,500	16,523
Gafisa SA	28,700	16,862

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      15

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Klabin SA - Unit	8,000	$42,002
Kroton Educacional SA	12,700	26,989
Localiza Rent a Car SA	4,440	24,344
Lojas Renner SA	9,100	40,361
Marfrig Alimentos SA*	14,350	21,885
Natura Cosmeticos SA	3,600	20,170
Odontoprev SA	13,200	33,332
Qualicorp SA	8,500	28,668
Tim Participacoes SA	20,906	33,294
Totvs SA	2,900	23,491
Tractebel Energia SA	3,500	29,611
Ultrapar Participacoes SA	4,300	63,837
Weg SA	8,640	33,395

TOTAL BRAZIL		$975,218
BULGARIA – 0.0%**
Olovno Tzinkov Komplex AD*	900	—
Petrol AD*	14,543	4,102

TOTAL BULGARIA		$4,102
CANADA – 3.0%
Agnico Eagle Mines Ltd.#	4,550	133,952
Air Canada	35,800	200,607
Bank of Montreal#	6,849	366,558
Barrick Gold Corp.	44,571	441,699
Blackberry Ltd.*	9,312	66,301
Bombardier, Inc.	131,900	92,271
Cameco Corp.	6,106	74,127
Canadian Imperial Bank of Commerce	7,600	494,985
Canadian Natural Resources Ltd.	19,394	412,316
Canadian Oil Sands Ltd.	700	4,692
Canadian Tire Corp. Ltd.#	3,632	295,947
CCL Industries, Inc. Class B	4,265	601,283
Cenovus Energy, Inc.	6,453	79,307
Colliers International Group, Inc.	5,400	234,672
Cott Corp.	20,200	207,454
Crescent Point Energy Corp.#	9,412	104,473
Dollarama, Inc.	6,200	332,682
Dorel Industries, Inc.	8,700	171,094
Eldorado Gold Corp.	6,710	15,204
Empire Co. Ltd.	20,202	381,861
Encana Corp.	13,550	59,214
Fairfax Financial Holdings Ltd.	315	162,190
Finning International, Inc.	1,200	15,282
First Quantum Minerals Ltd.	7,072	15,296
FirstService Corp.	5,700	217,641
Franco-Nevada Corp.	62,632	2,773,262
Genworth MI Canada, Inc.#	1,061	18,351

Description	Number of Shares	Value
Goldcorp, Inc.	8,940	$101,380
Husky Energy, Inc.	7,226	71,904
Industrial Alliance Insurance & Financial Services, Inc.	1,794	53,260
Keyera Corp.	10,500	287,815
Kinross Gold Corp.*	20,413	33,660
Laurentian Bank of Canada	5,700	194,082
Lundin Mining Corp.*	15,100	37,402
Magna International, Inc.	12,200	423,852
Manulife Financial Corp.	24,595	341,826
Martinrea International, Inc.	4,600	31,030
Metro, Inc.	7,900	233,521
National Bank of Canada	13,100	373,765
Parex Resources, Inc.*	51,900	341,949
RONA, Inc.	27,200	238,818
Shaw Communications, Inc.	12,500	216,379
Silver Wheaton Corp.	5,496	64,633
Sun Life Financial, Inc.	2,658	76,236
Suncor Energy, Inc.	25,234	597,210
Superior Plus Corp.#	29,000	215,911
Teck Resources Ltd.#	8,809	32,858
Tourmaline Oil Corp.*	3,300	65,793
Transcontinental, Inc.	12,000	157,956
Turquoise Hill Resources Ltd.	5,300	11,085
WestJet Airlines Ltd.	12,000	162,495
Whitecap Resources, Inc.#	5,000	27,340
Yamana Gold, Inc.	8,144	14,010

TOTAL CANADA		$12,378,891
CHILE – 0.2%
AES Gener SA	48,884	21,591
Aguas Andinas SA	57,100	28,636
Antarchile SA	2,964	26,590
Banco de Chile	295,260	30,408
Banco de Credito e Inversiones	401	15,516
Banco Santander Chile ADR	1,292	22,339
Banmedica SA	16,849	23,381
Cencosud SA	19,691	39,904
Cia Cervecerias Unidas SA ADR	1,200	25,908
Corpbanca SA	1,842,402	13,959
Empresa Nacional de Electricidad SA ADR	710	27,548
Empresas CMPC SA	25,036	56,807
Empresas COPEC SA	11,235	97,802
Enersis SA	136,816	32,649
ENTEL Chile SA	6,474	62,358
Latam Airlines Group SA	7,441	38,096
Parque Arauco SA	10,596	16,501

January 31, 2016 (unaudited)

16     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Quinenco SA	10,102	$17,984
SACI Falabella	13,826	91,071
Sigdo Koppers SA	19,571	22,495
Sonda SA	31,307	49,958

TOTAL CHILE		$761,501
CHINA – 1.8%
Agricultural Bank of China Ltd.	51,000	18,205
Alibaba Group Holding Ltd. ADR*	33,570	2,250,197
Aluminum Corp. of China Ltd.#,*	88,000	26,744
Anhui Conch Cement Co. Ltd.	24,000	47,120
Baidu, Inc. ADR*	270	44,083
Bank of China Ltd.	68,000	26,627
Bank of Communications Co. Ltd.	27,800	16,996
Beijing Enterprises Clean Enenergy Group Ltd.	280,000	14,243
Beijing Enterprises Water Gr#	32,000	15,968
Belle International Holdings Ltd.	22,000	14,823
Brilliance China Automotive Holdings Ltd.	28,000	26,996
Byd Co. Ltd.*	6,000	27,602
Cgn Power Co. Ltd.-H	60,000	17,793
China Agri-Industries Holdings Ltd.	74,000	19,994
China CITIC Bank Corp. Ltd.††	42,000	24,595
China Communications Construction Co. Ltd.	25,000	22,331
China Construction Bank Corp.	69,810	42,619
China COSCO Holdings Co. Ltd.*,††	135,500	48,508
China Eastern Airlines Corp. Ltd.*,††	36,000	17,577
China Life Insurance Co. Ltd.	8,000	19,396
China Longyuan Power Group Corp.	37,000	22,108
China Mengniu Dairy Co. Ltd.	19,000	26,507
China Merchants Bank Co. Ltd.	8,052	15,652
China Merchants Holdings International Co. Ltd.	8,000	22,081
China Minsheng Banking Corp. Ltd.	21,000	18,637
China Mobile Ltd.	17,500	192,223
China National Building Material Co. Ltd.	34,000	14,180
China Petroleum & Chemical Corp.	105,800	59,770
China Railway Construction Corp. Ltd.	14,400	14,461
China Resources Power Holdings Co. Ltd.	39,600	67,362
China Shenhua Energy Co. Ltd.	14,500	21,894
China Southern Airlines Co. Ltd.	31,000	18,799
China Telecom Corp. Ltd.	36,000	16,932
China Unicom Hong Kong Ltd.	26,652	29,528
China Yurun Food Group Ltd.#,*	106,000	14,572
CNOOC Ltd.	69,000	70,327
COSCO Pacific Ltd.††	38,000	43,132
CSPC Pharmaceutical Group Ltd.	18,000	15,223
Ctrip.com International Ltd. ADR#,*	1,000	42,680

Description	Number of Shares	Value
Datang International Power
Generation Co. Ltd.	132,000	$35,265
Dongfeng Motor Group Co. Ltd.	14,000	16,666
Great Wall Motor Co. Ltd.	30,000	23,162
Guangzhou Automobile Group Co. Ltd.	20,974	17,682
Hengan International Group Co. Ltd.	6,500	58,227
Industrial & Commercial Bank of China	71,000	36,951
Jiangxi Copper Co. Ltd.	20,000	20,291
Kingboard Chemical Holdings Ltd.	120,600	185,451
Kunlun Energy Co. Ltd.	28,000	21,126
Lenovo Group Ltd.	24,000	21,543
NetEase, Inc. ADR	130	20,298
New Oriental Education & Technology Group ADR	1,100	34,551
PetroChina Co. Ltd.	88,000	54,515
Ping An Insurance Group Co. of China Ltd.	4,000	18,123
Qihoo 360 Technology Co. Ltd. ADR#,*	300	21,513
Shandong Weigao Group Medical Polymer Co. Ltd.	64,000	41,267
Shanghai Electric Group Co. Ltd.††	38,000	16,865
Sihuan Pharmaceutical Holdings Group Ltd.	69,000	—
SINA Corp.*	500	22,975
Sinopec Shanghai Petrochemical Co. Ltd.	81,000	32,844
Sinopharm Group Co.-H	28,400	100,880
Sohu.com, Inc.*	400	20,156
Tencent Holdings Ltd.	158,056	2,969,351
Tingyi Cayman Islands Holding Corp.	14,000	15,995
Want Want China Holdings Ltd.	65,000	42,701
Yantai Changyu Pioneer Wine Co. Ltd.	9,100	28,514
Zijin Mining Group Co. Ltd.#	90,000	20,468
ZTE Corp.	13,728	24,948

TOTAL CHINA		$7,390,813
COLOMBIA – 0.7%
Almacenes Exito SA	5,987	25,170
Banco de Bogota SA	1,103	18,750
Bancolombia SA ADR	36,786	1,085,187
Cementos Argos SA	212,013	632,971
Corp Financiera Colombiana SA	1,730	19,100
Corp Financiera Colombiana SA	16	170
Ecopetrol SA ADR#	6,800	43,792
Empresa de Energia de Bogota SA	39,263	19,856
Grupo Argos SA	50,138	255,082
Grupo Aval Acciones y Valore SA ADR#	25,847	169,556
Grupo Aval Acciones y Valores	57,900	18,786
Grupo de Inversiones Suramericana SA	40,630	443,124
Grupo Nutresa SA	5,878	42,153
Grupo Odinsa SA	3,016	7,810
Interconexion Electrica SA ESP	8,448	18,942

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      17

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Isagen SA ESP	27,702	$33,166

TOTAL COLOMBIA		$2,833,615
CZECH REPUBLIC – 0.1%
CEZ AS	6,233	103,657
Komercni Banka AS	585	123,020
Pegas Nonwovens SA	1,790	50,352
Philip Morris CR AS	82	42,707

TOTAL CZECH REPUBLIC		$319,736
DENMARK – 1.8%
AP Moeller – Maersk A/S Class A	275	353,821
AP Moeller – Maersk A/S Class B	70	88,478
Carlsberg A/S	986	83,127
CHR Hansen Holding A/S	7,400	453,081
Danske Bank A/S	4,636	124,762
DSV A/S	741	28,837
Genmab A/S*	4,212	528,930
H Lundbeck A/S	7,100	230,612
Iss A/S	1,246	44,050
Novo Nordisk A/S Class B	67,189	3,753,742
Pandora A/S	4,300	575,278
Royal Unibrew A/S	6,755	283,227
SimCorp.	4,300	210,974
Sydbank A/S	2,100	61,320
TDC A/S	59,351	254,880
Vestas Wind Systems A/S*	3,399	222,411

TOTAL DENMARK		$7,297,530
EGYPT – 0.1%
Commercial International Bank Egypt SAE	24,568	98,857
Eastern Tobacco	2,191	42,838
Egyptian Financial Group-Hermes Holding*	34,798	32,319
ElSwedy Electric Co.	5,430	23,400
EZZ Steel*	27,000	25,657
Juhayna Food Industries	61,900	57,119
Orascom Telecom Holding SAE*	272,255	64,078
Orascom Telecom Media & Technology Holding SAE*	224,975	16,737
Oriental Weavers	40,500	34,972
Sidi Kerir Petrochemicals Co.	30,650	40,915
Six of October Development*	8,300	7,941
Talaat Moustafa Group	63,935	42,982

TOTAL EGYPT		$487,815
FINLAND – 1.0%
Fortum OYJ	5,226	82,176
Huhtamaki OYJ	11,900	420,658
Neste Oil OYJ#	10,477	328,236

Description	Number of Shares	Value
Nokia OYJ*	389,083	$2,802,730
Stora Enso OYJ	11,181	91,122
UPM-Kymmene OYJ	23,527	383,413

TOTAL FINLAND		$4,108,335
FRANCE – 9.8%
Air Liquide SA	10,410	1,076,487
Alstom SA#	9,000	241,502
Arkema SA	1,700	106,183
AXA SA	118,069	2,917,794
BNP Paribas SA	13,434	636,390
Bollore SA	4,502	18,170
Bouygues SA	4,508	176,461
Casino Guichard Perrachon SA#	745	33,770
Cellectis SA#	6,200	138,814
Cie de St-Gobain#	17,520	722,071
Cie Generale des Etablissements Michelin	22,367	2,040,605
CNP Assurances	32,306	432,010
Credit Agricole SA	31,042	309,769
Danone SA	44,713	3,079,609
Electricite de France SA	27,803	363,564
Essilor International SA	21,187	2,628,484
GDF Suez	34,944	557,548
Hermes International	400	136,085
Ipsen SA	3,800	219,029
JCDecaux SA	21,242	836,424
Legrand SA	17,807	980,814
L’Oreal SA	30,617	5,233,175
LVMH Moet Hennessy Louis Vuitton SA	9,637	1,550,070
Natixis	11,825	57,855
Nexity SA	6,800	307,767
Orange SA	184,881	3,282,666
Pernod-Ricard SA	20,620	2,413,219
Peugeot SA*	9,433	140,266
Renault SA	4,100	347,895
Saft Groupe SA	6,100	159,446
Sanofi	10,200	848,235
Schneider Electric SA	36,325	1,938,139
SCOR SE	7,560	263,527
SEB SA	4,600	449,103
Societe Generale SA	16,011	610,778
STMicroelectronics NV	15,609	101,974
Teleperformance	5,500	458,232
Thales SA	2,700	205,509
Total SA	93,400	4,148,893
Valeo SA	1,200	155,925
Vivendi SA	2,152	46,784

TOTAL FRANCE		$40,371,041

January 31, 2016 (unaudited)

18     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
GERMANY – 9.0%
Adidas AG	28,800	$2,965,596
Allianz SE	25,716	4,161,764
Aurelius AG	2,600	131,267
BASF SE	8,200	546,554
Bayerische Motoren Werke AG	10,830	901,972
Commerzbank AG*	9,457	76,852
Daimler AG	34,498	2,415,323
Deutsche Bank AG	20,003	358,471
Deutsche Bank AG	1,834	32,810
Deutsche Boerse AG	35,603	3,038,080
Deutsche Lufthansa AG	5,417	79,433
Deutsche Wohnen AG*	16,400	432,369
E.ON AG	21,719	222,550
Fraport AG Frankfurt Airport Services Worldwide	573	34,753
Freenet AG	1,500	46,647
Fresenius Medical Care AG & Co. KGaA	11,893	1,056,221
Fresenius SE & Co. KGaA	22,835	1,515,274
GEA Group AG	72,193	3,028,706
Hannover Rueck SE	406	42,730
HeidelbergCement AG	2,279	167,878
Henkel AG & Co. KGaA	31,834	2,935,383
K+S AG#	3,051	64,499
Kion Group AG*	10,000	493,662
Linde AG	13,077	1,779,445
Metro AG	1,714	48,566
Muenchener Rueckversicherungs AG	2,944	567,222
Rheinmetall AG	9,300	664,481
RWE AG	4,651	65,149
SAP AG	60,355	4,809,361
Sixt SE	1,800	83,576
SMA Solar Technology AG	1,200	59,246
Stada Arzneimittel AG	5,400	187,080
Stroeer Media SE	4,800	282,476
Symrise AG	45,918	2,977,732
Talanx AG	928	26,813
Telefonica Deutschland Holdi	7,716	38,272
Volkswagen AG#	2,822	370,435
Wincor Nixdorf AG	7,300	370,153

TOTAL GERMANY		$37,078,801
GHANA – 0.0%**
Produce Buying Co. Ltd.*	288,000	7,285
GREECE – 0.1%
Aegean Marine Petroleum Network, Inc.	2,300	16,376
Alpha Bank AE††	8,769	17,785
Athens Water Supply & Sewage Co.	3,776	19,127

Description	Number of Shares	Value
Costamare, Inc.	1,300	$9,451
Diana Shipping, Inc.*	3,211	8,027
Ellaktor SA	8,300	10,710
Eurobank Ergasias SA††	5,988	4,978
FF Group	800	12,566
GasLog Ltd.#	1,300	9,711
GEK Terna Holding Real Estate Construction SA	7,360	10,953
Hellenic Exchanges – Athens Stock Exchange SA	3,700	18,135
Hellenic Telecommunications Organization SA	5,742	49,995
Jumbo SA*	1,915	20,340
Motor Oil Hellas Corinth Refineries SA	1,733	18,672
Mytilineos Holdings SA*	3,742	13,020
National Bank of Greece SA††	19,467	5,380
OPAP SA	3,655	27,093
Piraeus Bank SA††	1,450	291
Public Power Corp. SA	7,317	27,858
Titan Cement Co. SA*	2,009	38,740
Tsakos Energy Naviagation Ltd.	2,100	12,222

TOTAL GREECE		$351,430
HONG KONG – 0.6%
Cathay Pacific Airways Ltd.	15,000	23,674
Cheung Kong Property Holdings Ltd.	10,000	53,529
CK Hutchison Holdings Ltd.	10,373	129,608
Dah Sing Financial Holdings Ltd.	49,044	230,535
Guangdong Investment Ltd.	20,000	25,589
Hang Lung Group Ltd.	15,000	41,441
Hang Lung Properties Ltd.	38,000	70,096
Hongkong & Shanghai Hotels	6,000	6,028
Hopewell Holdings Ltd.	5,500	16,691
Huabao International Holdings Ltd.	409,000	152,478
Hutchison Port Holdings Trust	96,300	46,013
Kerry Properties Ltd.	9,500	21,987
Lee & Man Paper Manufacturing Ltd.	349,500	198,068
MTR Corp. Ltd.#,††	4,000	18,110
New World Development Co. Ltd.	156,235	127,897
NWS Holdings Ltd.	139,000	207,243
Orient Overseas International Ltd.	2,500	9,313
Shangri-La Asia Ltd.	28,857	26,883
Sino Biopharmaceutical	36,000	24,807
Sino Land Co. Ltd.	34,000	43,680
Skyworth Digital Holdings Ltd.	486,000	252,544
Smartone Telecommunications Holdings Ltd.	109,000	169,084
Sun Hung Kai Properties Ltd.	19,165	207,926
Swire Pacific Ltd.	11,500	110,938
Swire Pacific Ltd.	10,000	17,773

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      19

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Television Broadcasts Ltd.	48,200	$168,798
Wharf Holdings Ltd.#	15,000	70,196
Wheelock & Co. Ltd.	14,703	56,290

TOTAL HONG KONG		$2,527,219
HUNGARY – 0.1%
Magyar Telekom Telecommunications PLC	33,310	45,982
MOL Hungarian Oil & Gas PLC	3,093	150,387
OTP Bank PLC	7,640	162,524
Richter Gedeon Nyrt	8,050	157,101

TOTAL HUNGARY		$515,994
INDIA – 0.3%
Aditya Birla Fashion and Retail Ltd.	4,576	15,059
Apollo Hospitals Enterprise Ltd. GDR	2,413	52,608
Axis Bank Ltd.- GDR Reg S	602	18,306
CESC Ltd. GDR	5,317	35,730
Cipla Ltd. GDR	5,636	49,309
Cox & Kings Ltd. GDR	14,973	50,398
Dr Reddy’s Laboratories Ltd. ADR#	1,000	44,930
GAIL India Ltd. GDR	1,329	42,626
Grasim Industries Ltd. GDR	598	29,785
Great Eastern Shipping Co Ltd./The	2,055	51,074
Hindalco Industries Ltd. GDRΏ	44,300	46,010
ICICI Bank Ltd. ADR	2,400	15,960
Indiabulls Housing Finance Ltd. GDR	2,633	27,689
Infosys Ltd. ADR	7,100	127,161
Larsen & Toubro Ltd. GDR – Reg S	3,719	60,359
Mahindra & Mahindra Ltd. GDR	3,030	54,593
NCC Ltd. GDR	27,494	26,115
Reliance Communication Ltd. GDRΏ	67,500	61,803
Reliance Industries Ltd. GDRΏ	4,100	124,632
Reliance Infrastructure GDR	2,000	41,652
State Bank of India GDR	1,700	45,841
Suzlon Energy Ltd. GDR	31,532	35,123
Tata Motors Ltd. ADR	590	14,738
Tata Steel Ltd. GDR	8,974	34,173
United Spirits Ltd. GDR	2,759	50,805
Videocon d2h Ltd. ADR#,*	4,800	31,776
Wipro Ltd. ADR#	2,200	25,784
WNS Holdings Ltd. ADR	1,800	51,642

TOTAL INDIA		$1,265,681
INDONESIA – 0.2%
Adaro Energy Tbk PT	522,500	20,174
AKR Corporindo Tbk PT	81,500	43,753
Astra International Tbk PT	185,900	88,386
Bank Central Asia Tbk PT	29,800	28,573
Bank Mandiri Persero Tbk PT	29,100	20,550

Description	Number of Shares	Value
Bank Negara Indonesia Persero Tbk PT	54,200	$19,544
Bank Rakyat Indonesia Persero Tbk PT	33,000	27,216
Charoen Pokphand Indonesia Tbk PT	67,200	16,551
Gudang Garam Tbk PT	6,700	28,569
Hanson International Tbk PT	375,000	18,302
Indo Tambangraya Megah Tbk PT	50,100	17,684
Indocement Tunggal Prakarsa Tbk PT	23,000	33,277
Indofood Sukses Makmur Tbk PT	54,400	24,753
Indosat Tbk PT	36,100	14,385
Kalbe Farma Tbk PT	995,800	97,368
Perusahaan Gas Negara Persero Tbk PT	342,300	60,501
Semen Indonesia Persero Tbk PT	60,700	49,265
Surya Semesta Internusa Tbk PT	410,000	19,473
Tambang Batubara Bukit Asam Persero Tbk PT	66,300	21,654
Telekomunikasi Indonesia Persero Tbk PT	387,900	95,167
Unilever Indonesia Tbk PT	14,800	39,701
United Tractors Tbk PT	30,500	38,981

TOTAL INDONESIA		$823,827
IRELAND – 0.9%
Allergan PLC*	9,993	2,842,309
Bank of Ireland*	369,635	121,907
DCC PLC	5,700	440,060
Icon PLC#	4,700	310,529

TOTAL IRELAND		$3,714,805
ISRAEL – 0.3%
Bank Hapoalim BM	21,400	99,400
Bank Leumi Le-Israel BM*	13,094	43,123
Mizrahi Tefahot Bank Ltd.	2,704	30,355
NICE Systems Ltd. ADR*	500	30,265
Teva Pharmaceutical Industries Ltd.	14,200	872,550

TOTAL ISRAEL		$1,075,693
ITALY – 0.4%
Astaldi SpA#	17,900	90,189
Banco Popolare Sc*	888	8,271
Brembo-SpA	9,700	397,985
Enel SpA	104,200	427,810
Eni SpA	18,027	261,609
Mediobanca SpA	34,300	274,892
UniCredit SpA	64,293	248,544
Unione di Banche Italiane SCPA	16,686	78,189

TOTAL ITALY		$1,787,489
JAPAN – 17.4%
Adastria Holdings Co. Ltd.	5,500	330,697
Aeon Co. Ltd.#	12,100	161,488
Aisin Seiki Co. Ltd.	3,400	144,373

January 31, 2016 (unaudited)

20     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Amada Co. Ltd.	3,600	$34,001
Aoyama Trading Co. Ltd.	400	15,922
Asahi Glass Co. Ltd.	15,000	91,459
Asahi Intecc Co. Ltd.	6,700	308,776
Asahi Kasei Corp.	27,000	175,429
Bank of Kyoto Ltd.#	4,000	31,030
Bank of Yokohama Ltd.	13,000	69,338
Brother Industries Ltd.	23,200	234,451
Canon Marketing Japan, Inc.	1,600	28,898
Central Glass Co. Ltd.	82,000	440,175
Chiba Bank Ltd.	8,000	49,486
Chugoku Bank Ltd.	1,500	17,856
Citizen Holdings Co. Ltd.#	2,900	17,694
Coca-Cola East Japan Co. Ltd.	2,500	40,343
Coca-Cola West Co. Ltd.	1,400	30,887
CyberAgent Inc.#	70,907	3,345,906
Dai Nippon Printing Co. Ltd.#	7,000	65,491
Daido Steel Co. Ltd.	5,000	20,787
Daifuku Co. Ltd.	27,300	455,843
Daihatsu Motor Co. Ltd.#	5,300	82,740
Dai-ichi Life Insurance Co. Ltd.	8,100	111,956
Daiichi Sankyo Co. Ltd.	150,300	3,129,398
Dainippon Ink & Chemicals, Inc.	15,000	38,653
DCM Holdings Co. Ltd.#	28,600	206,585
Denki Kagaku Kogyo KK	8,000	35,455
Dentsu, Inc.	28,265	1,502,178
Dynam Japan Holdings Co. Ltd.	122,200	140,170
Ebara Corp.	7,000	31,005
Eizo Nanao Corp.#	9,500	226,494
Ezaki Glico Co Ltd	7,200	393,548
FANUC Corp.#	22,545	3,018,543
FUJIFILM Holdings Corp.	3,557	137,435
Fujikura Ltd.	48,000	235,124
Fukuoka Financial Group, Inc.	8,690	36,880
Geo Holdings Corp.	8,600	132,906
Glory Ltd.	1,200	38,374
GMO Internet, Inc.	23,800	294,901
Gunma Bank Ltd.	3,000	16,611
H2O Retailing Corp.	1,000	17,046
Hachijuni Bank Ltd.	2,000	11,184
Heiwa Corp.	19,100	372,028
Hino Motors Ltd.	15,100	171,358
Hitachi Capital Corp.	900	22,178
Hitachi Chemical Co. Ltd.	2,200	38,678
Hitachi Construction Machinery Co. Ltd.#	2,200	32,080
Hitachi High-Technologies Corp.	1,100	31,214
Hitachi Ltd.	51,000	252,043
Hitachi Transport System Ltd.	1,300	21,183

Description	Number of Shares	Value
Hokuhoku Financial Group, Inc.	9,000	$16,694
Honda Motor Co. Ltd.	19,900	539,429
Ibiden Co. Ltd.	2,300	32,399
Idemitsu Kosan Co. Ltd.#	1,200	17,999
Iida Group Holdings Co. Ltd.	13,900	247,794
Inpex Corp.	3,016	26,853
Isetan Mitsukoshi Holdings Ltd.	1,400	17,778
Istyle, Inc.	18,200	144,676
Isuzu Motors Ltd.	19,700	199,619
ITOCHU Corp.	49,700	584,121
Iyo Bank Ltd.	3,000	25,431
J Front Retailing Co. Ltd.	3,500	48,273
Japan Exchange Group, Inc.	202,919	2,884,889
Japan Tobacco, Inc.	42,910	1,680,517
JFE Holdings, Inc.	8,598	116,555
Joyo Bank Ltd.	9,000	36,551
JSR Corp.	900	13,070
JX Holdings, Inc.	59,482	227,162
Kajima Corp.	36,000	203,642
Kamigumi Co. Ltd.	4,000	36,048
Kaneka Corp.	6,000	57,422
Kao Corp.	50,774	2,724,805
Kawasaki Kisen Kaisha Ltd.#	21,000	37,700
Kayaba Industry Co. Ltd.	76,000	219,184
KDDI Corp.	125,209	3,170,618
Kobe Steel Ltd.	64,000	62,192
Koito Manufacturing Co. Ltd.	6,100	276,620
Komatsu Ltd.	7,100	106,157
Konica Minolta, Inc.	8,500	71,646
K’s Holdings Corp.#	800	27,249
Kuraray Co. Ltd.#	4,500	54,280
Kusuri No Aoki Co. Ltd.	5,500	237,542
Kyocera Corp. ADR#	200	7,990
Kyocera Corp.	1,274	53,125
Kyowa Exeo Corp.#	16,100	165,702
Kyowa Hakko Kirin Co. Ltd.	16,000	231,952
LIXIL Group Corp.	17,603	371,514
Marubeni Corp.#	87,100	416,589
Medipal Holdings Corp.	2,200	35,683
Megmilk Snow Brand Co. Ltd.	24,200	631,870
Miraca Holdings, Inc.	2,800	115,554
Misumi Group, Inc.#	11,900	145,527
Mitsubishi Chemical Holdings Corp.	28,600	159,509
Mitsubishi Corp.	15,310	245,418
Mitsubishi Gas Chemical Co., Inc.	72,000	344,135
Mitsubishi Heavy Industries Ltd.	34,000	133,627
Mitsubishi Materials Corp.	20,000	61,692
Mitsubishi UFJ Financial Group, Inc.	208,594	1,069,649

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      21

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Mitsui & Co. Ltd.	8,537	$97,037
Mitsui Chemicals, Inc.	117,000	512,195
Mitsui OSK Lines Ltd.	16,000	31,703
Mizuho Financial Group, Inc.	518,100	896,428
Mochida Pharmaceutical Co. Ltd.	1,400	108,273
Morinaga & Co Ltd/Japan	95,000	523,281
MS&AD Insurance Group Holdings	2,882	78,278
NEC Corp.	53,000	140,372
Nexon Co. Ltd.	41,500	673,597
Nhk Spring Co. Ltd.	4,600	45,336
Nichirei Corp.	22,000	163,844
Nihon Chouzai Co. Ltd.	8,000	317,720
Nikkiso Co. Ltd.#	2,000	13,256
Nikon Corp.	4,500	66,202
Nippo Corp.	2,000	29,708
Nippon Electric Glass Co. Ltd.	3,000	15,527
Nippon Express Co. Ltd.	20,000	93,685
Nippon Paper Industries Co. Ltd.	2,200	35,341
Nippon Shokubai Co. Ltd.	200	13,073
Nippon Steel & Sumitomo Metal Corp.	9,944	178,239
Nippon Telegraph & Telephone Corp.	103,126	4,390,344
Nippon Yusen KK	41,000	87,959
Nissan Motor Co. Ltd.	86,400	859,310
Nisshinbo Holdings, Inc.	3,000	30,205
NKSJ Holdings, Inc.	1,000	29,657
NOK Corp.	2,200	45,738
Nomura Holdings, Inc.	28,800	156,296
Nomura Real Estate Holdings, Inc.	1,100	19,317
NS Solutions Corp.	16,000	362,748
NTN Corp.*	5,000	19,025
NTT DoCoMo, Inc.	162,666	3,607,647
Obayashi Corp.	21,000	189,451
Oji Paper Co. Ltd.	17,000	68,656
Omron Corp.	14,500	376,847
Open House Co. Ltd.	12,500	235,848
Otsuka Holdings Co. Ltd.	1,700	57,191
Paltac Corp.	14,200	245,882
Paramount Bed Holdings Co. Ltd.	5,600	193,115
Prima Meat Packers Ltd.	66,900	179,815
Recruit Holdings Co Ltd.	97,300	3,071,770
Resona Holdings, Inc.	120,350	553,461
Ricoh Co. Ltd.#	44,400	429,282
Rohm Co. Ltd.	500	22,723
Sankyo Co. Ltd.	700	26,771
Sankyu, Inc.	34,000	167,452
Santen Pharmaceutical Co. Ltd.	21,900	349,851
Sawai Pharmaceutical Co. Ltd.#	3,500	242,719
SBI Holdings, Inc.	3,500	35,008

Description	Number of Shares	Value
SCSK Corp.#	14,400	$632,756
Sega Sammy Holdings, Inc.	2,000	18,847
Sekisui House Ltd.	9,600	151,113
Shimadzu Corp.	29,700	459,869
Shimamura Co. Ltd.#	3,000	335,582
Shinko Electric Industries Co. Ltd.	32,700	200,173
Shinsei Bank Ltd.#	18,000	28,133
Shizuoka Bank Y50	2,000	17,459
Showa Denko KK#	19,000	20,819
Showa Shell Sekiyu KK	5,000	40,809
Sky Perfect JSAT Holdings, Inc.	41,200	233,778
SMC Corp.	5,787	1,310,657
Sumitomo Chemical Co. Ltd.	37,000	187,997
Sumitomo Corp.	28,507	284,162
Sumitomo Electric Industries Ltd.	15,600	205,545
Sumitomo Forestry Co. Ltd.	1,000	12,697
Sumitomo Heavy Industries Ltd.	8,000	31,672
Sumitomo Metal Mining Co. Ltd.	39,798	422,299
Sumitomo Mitsui Financial Group, Inc.	28,800	966,200
Sumitomo Mitsui Trust Holdings, Inc.	40,000	127,896
Sumitomo Rubber Industries Ltd.	2,800	35,537
T&D Holdings, Inc.	11,300	129,303
Takashimaya Co. Ltd.	5,000	42,824
Takeda Pharmaceutical Co. Ltd.	61,000	2,953,852
Takeuchi Manufacturing Co. Ltd.	14,800	231,216
TDK Corp.	2,700	148,309
TechnoPro Holdings, Inc.*	16,100	447,026
Teijin Ltd.	12,000	43,967
Temp Holdings Co. Ltd.#	31,400	464,570
Thk Co. Ltd.#	1,100	17,577
Toda Corp.	47,000	226,873
Toho Holdings Co. Ltd.	16,300	378,430
Tokai Rika Co. Ltd.	900	22,140
Tokio Marine Holdings, Inc.	63,205	2,261,452
Toppan Printing Co. Ltd.	6,000	52,211
Toshiba Corp.*	39,000	65,117
Tosoh Corp.	6,000	29,035
Toyo Seikan Kaisha Ltd.#	1,900	34,476
Toyo Tire & Rubber Co. Ltd.	11,100	237,477
Toyoda Gosei Co. Ltd.	19,900	431,142
Toyota Boshoku Corp.	20,500	416,108
Toyota Tsusho Corp.	4,600	105,282
Trend Micro, Inc./Japan	11,400	479,582
Tsuruha Holdings, Inc.	3,500	290,447
Ube Industries Ltd.	15,000	29,215
Ulvac, Inc.*	15,300	389,769
UNY Group Holdings Co. Ltd.#	6,000	38,440
W-Scope Corp.#	5,700	192,747

January 31, 2016 (unaudited)

22     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Yamada Denki Co. Ltd.#	6,000	$29,056
Yokohama Rubber Co. Ltd.	21,050	315,577

TOTAL JAPAN		$71,537,132
KAZAKHSTAN – 0.0%**
Kazkommertsbank JSC GDR#,*	18,110	16,207
Nostrum Oil & Gas PLC*	4,923	19,223

TOTAL KAZAKHSTAN		$35,430
LITHUANIA – 0.0%**
Invalda Privatus Kapitalas AB*,††	7,855	14,764
LUXEMBOURG – 0.0%**
Grand City Properties SA	8,100	167,818
MALAYSIA – 0.3%
Astro Malaysia Holdings Bhd	21,000	14,139
Axiata Group Bhd††	21,500	29,110
British American Tobacco Malaysia Bhd	1,800	25,119
Bumi Armada Bhd	102,000	25,708
CIMB Group Holdings Bhd	15,000	15,050
Dialog Group Bhd	33,220	12,690
DiGi.Com Bhd	15,200	17,892
Gamuda Bhd	22,400	24,686
Genting Bhd	226,308	430,136
Genting Malaysia Bhd	28,700	30,978
Hong Leong Bank Bhd	6,400	20,215
IHH Healthcare Bhd	39,000	61,665
IJM Corp. Bhd	33,720	28,081
IOI Corp. Bhd	19,080	22,361
Kuala Lumpur Kepong Bhd	5,700	32,881
Malayan Banking Bhd	10,190	21,105
Maxis Bhd	10,900	15,056
Petronas Chemicals Group Bhd	38,400	66,663
Petronas Dagangan Bhd	5,500	33,840
Petronas Gas Bhd	3,200	17,709
PPB Group Bhd	8,100	32,442
Public Bank Bhd	4,800	21,300
RHB Capital Bhd	18,000	23,667
Sapurakencana Petroleum Bhd*	64,417	29,501
Sime Darby Bhd	14,246	27,695
Telekom Malaysia Bhd	22,900	35,947
Tenaga Nasional Bhd††	15,925	52,245
Top Glove Corp. Bhd	22,600	29,563
UMW Holdings Bhd	7,100	12,028
WCT Holdings Bhd	42,020	16,755
YTL Corp. Bhd	57,476	21,641

TOTAL MALAYSIA		$1,247,868
MALTA – 0.1%
Unibet Group PLC-SDR	23,200	262,591

Description	Number of Shares	Value
MEXICO – 0.4%
Alfa SAB de CV	45,700	$85,138
America Movil SAB de CV	369,224	260,972
Cemex SAB de CV*	147,273	66,500
Coca-Cola Femsa SAB de CV	3,700	26,044
Compartamos SAB de CV	38,500	69,071
Fomento Economico Mexicano SAB de CV	10,900	103,365
Grupo Aeroportuario del Centro Norte SAB de CV	5,400	25,092
Grupo Aeroportuario del Pacifico SAB de CV	4,200	35,371
Grupo Aeroportuario del Sureste SAB de CV	2,300	31,474
Grupo Bimbo SAB de CV	9,200	25,691
Grupo Carso SAB de CV	5,400	21,835
Grupo Elektra SA de CV	1,460	27,482
Grupo Financiero Banorte SAB de CV	19,100	99,513
Grupo Financiero Inbursa SAB de CV	40,800	65,841
Grupo Mexico SAB de CV	43,921	85,189
Grupo Televisa SAB	32,000	169,459
Impulsora del Desarrollo y El Empleo en
America Latina SAB de CV*	16,695	19,900
Industrias CH SAB de CV*	7,500	22,019
Industrias Penoles SAB de CV	3,930	37,480
Kimberly-Clark de Mexico SAB de CV	10,300	24,583
Mexichem SAB de CV	11,505	23,723
Organizacion Soriana SAB de CV	10,800	23,163
Promotora y Operadora de Infraestructura
SAB de CV*	3,200	36,780
Telesites SAB de CV	18,461	11,196
TV Azteca SAB de CV	95,000	10,685
Walmart de Mexico SAB de CV	26,300	66,019

TOTAL MEXICO		$1,473,585
NETHERLANDS – 2.0%
Aegon NV	54,961	310,802
ArcelorMittal#	3,958	15,016
ArcelorMittal, NY Reg. Shares#	20,624	78,784
Corbion NV*	10,900	242,316
Heineken NV*	29,232	2,538,265
ING Groep NV*	58,270	663,825
Koninklijke Ahold NV	20,700	468,224
Koninklijke Boskalis Westminster NV	2,360	92,968
Koninklijke DSM NV	3,833	185,792
Koninklijke Philips NV	13,084	349,081
Koninklijke Philips NV	6,300	167,766
NN Group NV	1,020	34,556
PostNL NV	37,000	134,645
TNT Express NV	1,322	11,278
USG People NV	159,152	2,970,243

TOTAL NETHERLANDS		$8,263,561

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      23

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
NEW ZEALAND – 0.0%**
Fletcher Building Ltd.	5,133	$23,011
NIGERIA – 0.0%**
Ecobank Transnational, Inc.	327,197	24,147
Forte Oil PLC	18,204	27,345

TOTAL NIGERIA		$51,492
NORWAY – 0.3%
DNB ASA	3,114	37,574
Norsk Hydro ASA	10,786	35,857
Salmar ASA	18,800	370,683
Statoil ASA	25,782	352,787
Storebrand ASA*	3,766	15,340
Subsea 7 SA	2,902	17,378
Yara International ASA	8,200	310,860

TOTAL NORWAY		$1,140,479
OMAN – 0.0%**
Oman Oil Marketing Co.	7,300	37,948
PERU – 0.1%
Alicorp SA	24,133	35,460
Cia de Minas Buenaventura SA ADR	3,500	14,000
Credicorp Ltd.	1,110	112,392
Enersur SA	10,600	21,683
Ferreycorp SAA	60,958	21,426
Grana y Montero SA	15,912	7,335
Inretail Peru Corp.*	1,288	16,744
Intercorp Financial Services, Inc.	879	17,712
Luz del Sur SAA	6,400	15,028
Sociedad Minera Cerro Verde SAA*	1,400	19,600
Southern Copper Corp.#	3,259	84,473

TOTAL PERU		$365,853
PHILIPPINES – 0.2%
Aboitiz Equity Ventures, Inc.	19,020	23,386
Aboitiz Power Corp.	45,000	39,390
Alliance Global Group, Inc.	57,000	17,735
Ayala Corp.	1,830	26,206
Ayala Land, Inc.	48,200	31,986
Bank of the Philippine Islands	13,143	24,232
BDO Unibank, Inc.	10,662	22,933
Bloomberry Resorts Corp.*	158,600	13,709
D&L Industries, Inc.	93,200	15,908
Energy Development Corp.	215,400	24,932
First Gen Corp.	40,500	15,696
Globe Telecom, Inc.	745	29,274
GT Capital Holdings, Inc.	780	21,207
JG Summit Holdings, Inc.	21,150	29,859
Jollibee Foods Corp.	12,000	51,861

Description	Number of Shares	Value
LT Group, Inc.	54,700	$18,287
Manila Electric Co.	4,580	29,868
Megaworld Corp.	163,000	12,297
Metro Pacific Investments Corp.	190,000	22,044
Metropolitan Bank & Trust	10,934	16,338
Philex Mining Corp.	106,450	9,119
Philippine Long Distance Telephone Co.	1,810	84,575
Puregold Price Club, Inc.	29,500	20,433
Robinsons Retail Holdings, Inc.	20,320	25,315
Semirara Mining And Power Co.	9,100	22,769
SM Investments Corp.	2,372	41,485
SM Prime Holdings, Inc.	81,100	36,276
Universal Robina Corp.	15,240	61,987

TOTAL PHILIPPINES		$789,107
POLAND – 0.2%
AmRest Holdings SE*	437	19,870
Asseco Poland SA	3,456	47,677
Bank Pekao SA	1,247	41,956
Bank Zachodni WBK SA	330	21,163
BRE Bank SA	390	30,239
Budimex SA	730	34,400
CCC SA	597	17,506
Cyfrowy Polsat SA	6,760	35,695
Enea SA	4,101	11,830
Energa SA	2,700	8,975
Eurocash SA	3,343	45,257
Grupa Kety SA	385	26,217
Grupa Lotos SA*	2,600	16,345
ING Bank Slaski SA	630	16,864
KGHM Polska Miedz SA	2,954	41,817
Kruk SA	437	17,533
LPP SA	15	19,761
Netia SA	12,067	16,511
PGE SA	16,037	54,510
Polski Koncern Naftowy Orlen SA	3,404	52,204
Polskie Gornictwo Naftowe i Gazownictwo SA	19,528	24,924
Powszechna Kasa Oszczednosci Bank Polski SA	8,138	49,286
Powszechny Zaklad Ubezpieczen SA	5,300	42,230
Synthos SA	18,649	17,703
Tauron Polska Energia SA	26,391	17,575
Telekomunikacja Polska SA#	18,342	29,185

TOTAL POLAND		$757,233
PORTUGAL – 0.0%**
Banco Comercial Portugues SA#	394,943	16,707

January 31, 2016 (unaudited)

24     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Banco Espirito Santo SA*	15,937	$—
EDP Renovaveis SA	5,470	42,500

TOTAL PORTUGAL		$59,207
QATAR – 0.1%
Al Meera Consumer Goods Co.	304	15,655
Barwa Real Estate Co.	1,849	16,472
Commercial Bank of Qatar QSC	2,530	27,773
Gulf International Services QSC	1,269	14,912
Industries Qatar QSC	1,336	37,760
Masraf Al Rayan	2,896	26,976
Ooredoo QSC	2,600	56,515
Qatar Electricity & Water Co.	709	36,152
Qatar Gas Transport Co. Nakilat	3,565	20,447
Qatar Islamic Bank	675	15,863
Qatar National Bank SAQ	1,438	64,740
Qatar National Cement Co.	780	19,416
Qatar Navigation	783	18,472
Vodafone Qatar QSC	5,500	15,969

TOTAL QATAR		$387,122
RUSSIA – 0.3%
CTC Media, Inc.	16,400	31,816
Gazprom OAO ADR	42,177	151,415
Globaltrans Investment PLC GDR	5,480	21,431
Lenta Ltd.-Reg S	2,046	12,098
LSR Group GDR	17,440	28,128
Lukoil PJSC ADR	3,200	109,317
Magnit OJSC GDR	3,826	150,157
Mail.Ru Group Ltd. GDR*	2,243	48,833
MegaFon OAO GDR	2,246	26,957
MMC Norilsk Nickel PJSC ADR	7,015	81,282
Mobile Telesystems OJSC ADR	9,500	66,500
NovaTek OAO GDR	662	57,532
Novolipetsk Steel OJSC GDR	7,200	62,595
OTCPharm PJSC*,††	3,313	9,912
QIWI PLC ADR	1,600	20,656
Rosneft OAO GDR	9,620	34,567
Rostelecom OJSC ADR	6,038	40,160
RusHydro PJSC ADR	63,960	55,197
Sberbank of Russia ADR	29,890	165,889
Severstal OAO GDR	4,127	33,480
Sistema JSFC GDR	3,911	22,113
Surgutneftegas OAO ADR	13,980	73,908
Tatneft PAO-ADR	2,104	57,441
X5 Retail Group NV GDR*	1,945	35,966
Yandex NV*	4,600	61,732

TOTAL RUSSIA		$1,459,082

Description	Number of Shares	Value
SINGAPORE – 0.3%
CapitaLand Ltd.	23,005	$50,008
City Developments Ltd.	7,000	34,338
DBS Group Holdings Ltd.	48,000	477,184
Golden Agri-Resources Ltd.	126,000	33,006
Oversea-Chinese Banking Corp.	7,600	42,530
Sembcorp. Industries Ltd.	13,800	24,591
Singapore Airlines Ltd.	14,000	108,914
United Overseas Bank Ltd.	4,200	53,394
UOL Group Ltd.	4,000	15,847
Wilmar International Ltd.	162,400	328,348

TOTAL SINGAPORE		$1,168,160
SOUTH AFRICA – 0.4%
African Bank Investments Ltd.	36,266	—
Anglo American Platinum Ltd.*	800	11,756
AngloGold Ashanti Ltd.	7,633	65,903
Aspen Pharmacare Holdings Ltd.	3,808	64,832
AVI Ltd.	5,800	29,101
Barclays Africa Group Ltd.	1,569	14,312
Barloworld Ltd.	3,014	13,504
Bidvest Group Ltd.	4,748	109,646
Discovery Ltd.	1,805	14,715
Eoh Holdings Ltd.	1,443	12,237
Exxaro Resources Ltd.	4,427	17,132
FirstRand Ltd.	8,478	24,051
Gold Fields Ltd.	15,890	54,528
Grindrod Ltd.#	17,500	10,934
Impala Platinum Holdings Ltd.#	7,674	16,032
Life Healthcare Group Holdings Ltd.	10,800	23,856
Mediclinic International Ltd.	6,144	46,719
MMI Holdings Ltd.	11,271	16,146
Mondi Ltd.	2,200	36,403
Mr Price Group Ltd.	1,281	13,220
MTN Group Ltd.	13,937	123,160
Murray & Roberts Holdings Ltd.*	26,380	13,179
Naspers Ltd.	802	101,351
Nedbank Group Ltd.	1,119	13,293
Netcare Ltd.	16,920	36,002
Pick n Pay Stores Ltd.	8,300	30,714
PPC Ltd.	10,921	9,055
Rand Merchant Investment Holdings Ltd.	6,261	15,646
Remgro Ltd.	1,196	18,966
Reunert Ltd.	3,450	13,956
RMB Holdings Ltd.	3,015	10,769
Sanlam Ltd.	4,426	16,298
Sasol Ltd.	7,091	186,540

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      25

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Shoprite Holdings Ltd.	4,160	$38,413
Sibanye Gold Ltd.	14,690	32,698
SPAR Group Limited	3,100	35,848
Standard Bank Group Ltd.	3,178	22,627
Steinhoff International Holdings NV	8,131	39,373
Tiger Brands Ltd.	2,590	47,589
Vodacom Group Ltd.	4,706	43,177
Wilson Bayly Holmes-Ovcon Ltd.	2,700	18,285
Woolworths Holdings Ltd.	2,704	15,999

TOTAL SOUTH AFRICA		$1,477,965
SOUTH KOREA – 0.4%
Amorepacific Corp.	147	50,105
Celltrion, Inc.	786	74,253
Daewoo Engineering & Construction Co. Ltd.*	4,364	20,287
E-Mart Co. Ltd.	260	35,700
Green Cross Corp.	148	26,790
Green Cross Holdings Corp.	622	25,191
GS Holdings	600	25,397
Hana Financial Group, Inc.	727	13,083
Hyundai Department Store Co. Ltd.	230	24,645
Hyundai Glovis Co. Ltd.	170	29,183
Hyundai Heavy Industries Co. Ltd.	297	23,092
Hyundai Mobis	188	40,843
Hyundai Motor Co.	471	52,814
Hyundai Steel Co.	690	28,362
KB Financial Group, Inc.	881	22,536
Kia Motors Corp.	755	28,666
Korea Electric Power Corp.	2,500	109,746
Korea Zinc Co. Ltd.	90	32,856
KT Corp.	1,531	35,299
KT&G Corp.	523	45,294
LG Chem Ltd.	196	49,045
LG Corp.	430	26,607
LG Electronics, Inc.	470	22,915
LG Household & Health Care Ltd.	50	41,681
Lotte Chemical Corp.	141	32,794
Medy-Tox, Inc.	62	26,926
NHN Corp.	36	18,982
POSCO	320	47,964
Samsung C&T Corp.	297	37,429
Samsung Card Co. Ltd.	1,000	31,866
Samsung Electronics Co. Ltd. GDR	114	110,290
Samsung Fire & Marine Insurance Co. Ltd.	88	21,967
Samsung Life Insurance Co. Ltd.	231	21,277
Samsung Sdi Co. Ltd. Krw5000 0640	230	18,197
Shinhan Financial Group Co. Ltd.	1,102	35,620

Description	Number of Shares	Value
SK Holdings Co. Ltd.	135	$26,701
SK Hynix, Inc.*	669	15,441
SK Innovation Co. Ltd.	600	66,308
SK Telecom Co. Ltd.	385	67,533
S-Oil Corp.	240	15,801
ViroMed Co. Ltd.	202	33,059
Woori Investment & Securities Co. Ltd.	2,868	23,122
Yuhan Corp.	111	31,042

TOTAL SOUTH KOREA		$1,566,709
SPAIN – 3.9%
Amadeus IT Holding SA	68,437	2,794,867
Banco Bilbao Vizcaya Argentaria SA††	339,937	2,188,020
Banco de Sabadell SA	34,728	62,855
Banco Popular Espanol SA	24,196	65,376
Banco Popular Espanol-Interim Temp Line	157	422
Banco Santander SA#	132,434	567,533
Cemex Latam Holdings SA	4,828	14,561
Gamesa Corp. Tecnologica SA*	150,133	2,805,759
Gas Natural SDG SA	16,400	322,161
Grifols SA	148,082	3,090,639
Iberdrola SA	516,225	3,628,661
Iberdrola SA	1,995	13,935
Mapfre SA	156,603	351,768
Repsol SA	31,218	323,682

TOTAL SPAIN		$16,230,239
SWEDEN – 2.0%
Atlas Copco AB Class A	86,651	1,854,917
Boliden AB	17,911	249,189
Evolution Gaming Group AB	15,700	557,554
Hexpol AB	17,100	151,742
Investor AB	46,467	1,556,525
Meda AB	2,882	31,016
Mycronic AB#	19,700	176,676
Nordea Bank AB	39,170	394,431
Sandvik AB	55,217	462,072
Securitas AB Class B	17,400	256,478
Skandinaviska Enskilda Banken AB	44,604	429,916
Svenska Cellulosa AB	10,084	298,866
Svenska Handelsbanken Class A	121	1,522
Swedbank AB	5,180	108,639
Swedish Orphan Biovitrum AB	40,000	506,294
Tele2 AB	3,497	29,079
Telefonaktiebolaget LM Ericsson Class B	29,697	263,783
TeliaSonera AB	112,702	532,290
Volvo AB	35,800	325,166

TOTAL SWEDEN		$8,186,155

January 31, 2016 (unaudited)

26     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
SWITZERLAND – 8.6%
ABB Ltd.	24,986	$431,758
Actelion Ltd.	21,441	2,825,486
Adecco SA	2,668	163,789
Aryzta AG	731	33,446
Baloise Holding AG	3,851	472,074
Bucher Industries AG	1,000	205,040
Cembra Money Bank AG	5,100	306,854
Cie Financiere Richemont SA	33,078	2,149,934
Clariant AG	6,591	107,627
Credit Suisse Group AG	43,083	763,231
Dufry AG	297	32,204
Galenica AG#	122	170,457
Givaudan SA	1,686	3,157,346
Helvetia Holding AG	600	312,674
Holcim Ltd.	33,142	1,396,132
Julius Baer Group Ltd.*	1,070	45,418
Lafarge Malayan Cement Bhd	9,400	20,788
Nestle SA*	34,617	2,550,318
Novartis AG*	42,142	3,264,886
OC Oerlikon Corp. AG#	18,100	161,544
Pargesa Holding SA	1,700	99,078
Rieter Holding AG	1,400	259,510
Roche Holding AG	24,889	6,446,856
Swatch Group AG#	4,338	1,483,632
Swatch Group Ag/The	900	59,729
Swiss Life Holding AG	4,245	1,082,070
Swiss Re AG	10,779	1,003,377
Syngenta AG	4,559	1,678,693
Temenos Group AG*	8,800	427,737
U-Blox AG	1,628	328,381
UBS Group AG	186,073	3,074,888
Zurich Financial Services AG	4,692	1,040,054

TOTAL SWITZERLAND		$35,555,011
TAIWAN – 0.4%
Advanced Semiconductor Engineering, Inc.	18,804	20,199
Asustek Computer, Inc.	2,700	21,889
AU Optronics Corp.	63,126	16,416
Catcher Technology Co. Ltd.	2,438	18,139
Cathay Financial Holding Co. Ltd.	21,479	23,458
Cheng Shin Rubber Industry Co. Ltd.	17,358	26,824
China Steel Corp.	59,232	31,663
Chunghwa Telecom Co. Ltd.	26,024	80,630
Compal Electronics, Inc.	30,736	17,899
CTBC Financial Holding Co. Ltd.	43,146	20,265
Delta Electronics, Inc.	5,144	21,773

Description	Number of Shares	Value
E.Sun Financial Holding Co. Ltd.	33,250	$17,258
Eva Airways Corp.*	31,000	16,323
Far Eastern Department Stores Co. Ltd.	40,264	20,234
Far Eastern New Century Corp.	36,475	26,088
Far EasTone Telecommunications Co. Ltd.	11,000	22,735
First Financial Holding Co. Ltd.	41,858	19,106
Formosa Chemicals & Fibre Corp.	16,198	34,958
Formosa Petrochemical Corp.	11,990	29,676
Formosa Plastics Corp.	22,601	52,561
Fubon Financial Holding Co. Ltd.	18,314	20,221
Giant Manufacturing Co. Ltd.	3,000	19,810
Hiwin Technologies Corp.	7,000	25,850
Hon Hai Precision Industry Co. Ltd.	29,958	70,479
Hotai Motor Co. Ltd.	2,000	20,593
Hua Nan Financial Holdings Co. Ltd.	42,541	18,984
Lite-On Technology Corp.	18,573	19,761
MediaTek, Inc.	3,082	20,045
Mega Financial Holding Co. Ltd.	30,462	19,422
Nan Ya Plastics Corp.	25,597	44,793
Novatek Microelectronics Corp.	5,145	21,570
Pou Chen Corp.	26,157	32,741
President Chain Store Corp.	7,496	49,568
Quanta Computer, Inc.	16,571	26,413
Realtek Semiconductor Corp.	5,515	13,722
Siliconware Precision Industries Co.	15,000	23,229
SinoPac Financial Holdings Co. Ltd.	29,958	8,055
Tainan Spinning Co. Ltd.	70,805	28,930
Taiwan Cement Corp.	19,057	15,330
Taiwan Cooperative Financial Holding Co. Ltd.	48,334	20,094
Taiwan Mobile Co. Ltd.	12,874	38,735
Taiwan Semiconductor Manufacturing Co. Ltd.	41,911	180,466
Tatung Co. Ltd.*	116,916	18,283
Teco Electric & Machinery	50,000	39,251
TTY Biopharm Co. Ltd.	6,000	21,119
Tung Ho Steel Enterprise Corp.	37,476	18,990
Uni-President Enterprises Corp.	38,614	64,572
United Microelectronics Corp.	59,000	22,991
Walsin Lihwa Corp.*	120,000	25,788
Wistron Corp.	35,348	20,086
Yuanta Financial Holding Co. Ltd.	48,576	15,084
Yulon Motor Co. Ltd.	27,640	24,595

TOTAL TAIWAN		$1,547,664
THAILAND – 0.2%
Advanced Info Service PCL	7,100	33,796
Airports of Thailand PCL	4,400	46,802
Bangkok Bank PCL	3,500	15,134

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      27

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Bangkok Dusit Med Service	89,000	$35,657
Bangkok Expressway And Metro PLC	96,074	14,385
BEC World PCL	18,000	15,216
Berli Jucker PCL	12,400	11,669
Big C Supercenter PCL	2,700	16,979
BTS Group Holdings PCL	75,000	17,156
Bumrungrad Hospital PCL	7,100	43,971
Charoen Pokphand Foods PCL	34,200	18,822
CP ALL PCL	20,400	23,404
Electricity Generating PCL	8,600	40,218
Glow Energy PCL	9,100	19,616
Hana Microelectronics PCL	80,200	44,257
Indorama Ventures PCL	27,800	16,533
Intouch Holdings PCL Class F	9,300	14,685
IRPC PCL	136,600	16,425
Kasikornbank PCL	3,100	14,856
Krung Thai Bank PCL	29,250	14,348
Minor International PCL	32,200	30,643
PTT Exploration & Production PCL	12,009	19,468
PTT Global Chemical PCL	18,681	28,453
PTT PCL	4,800	32,123
Ratchaburi Electricity
Generating Holding PCL	19,500	27,242
Siam Cement PCL	2,950	35,697
Siam Commercial Bank PCL	4,200	15,422
Thai Beverage PCL	44,669	21,382
Thai Oil PCL	7,200	13,068
TMB Bank PCL	272,000	19,787
Total Access Communication PCL	9,500	8,985
True Corp. PCL	75,225	15,087

TOTAL THAILAND		$741,286
TURKEY – 0.2%
Akbank TAS	18,056	44,125
Akenerji Elektrik Uretim AS*	1	—
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,363	27,053
Arcelik AS	7,125	37,221
Aygaz AS	6,800	23,248
BIM Birlesik Magazalar AS	3,654	61,842
Enka Insaat ve Sanayi AS	11,299	16,823
Eregli Demir ve Celik Fabrikalari TAS	49,990	52,476
Ford Otomotiv Sanayi AS	2,640	28,913
Haci Omer Sabanci Holding AS	9,353	27,165
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS*	49,273	18,258
KOC Holding AS	7,937	31,856
Koza Altin Isletmeleri AS	2,800	11,928
Petkim Petrokimya Holding AS*	24,777	29,282
Tekfen Holding AS	18,500	24,179

Description	Number of Shares	Value
Tofas Turk Otomobil Fabrikasi AS	4,425	$30,601
Tupras Turkiye Petrol Rafinerileri AS	3,036	77,174
Turk Hava Yollari	6,597	16,382
Turk Telekomunikasyon AS	14,990	27,459
Turkcell Iletisim Hizmetleri AS*	16,233	57,905
Turkiye Garanti Bankasi AS	21,273	53,759
Turkiye Halk Bankasi AS	5,652	19,563
Turkiye Is Bankasi	13,285	20,862
Turkiye Vakiflar Bankasi Tao	12,640	16,201
Ulker Biskuvi Sanayi AS	2,822	18,056
Yapi ve Kredi Bankasi AS	18,065	22,773

TOTAL TURKEY		$795,104
UNITED ARAB EMIRATES – 0.1%
Abu Dhabi Commercial Bank PJSC	17,059	28,238
Abu Dhabi National Hotels	32,000	21,782
Air Arabia PJSC	52,120	16,399
Aldar Properties PJSC	73,140	43,838
Arabtec Holding Co.*,††	50,342	16,400
Dana Gas PJSC††	197,244	24,020
DP World Ltd.	3,596	63,472
Dubai Financial Market	56,800	17,760
Emaar Properties PJSC	35,499	47,800
First Gulf Bank PJSC	12,315	33,740
National Bank of Abu Dhabi PJSC	13,958	28,289
Ras Al Khaimah Ceramics	21,048	16,958
Union National Bank PJSC	19,982	18,516

TOTAL UNITED ARAB EMIRATES		$377,212
UNITED KINGDOM – 12.2%
3i Group PLC	262,334	1,663,274
Admiral Group PLC	28,100	713,964
Anglo American PLC#	39,167	156,227
AstraZeneca PLC	4,500	289,759
Auto Trader Group PLC*	75,300	422,710
Aviva PLC	25,700	177,248
BAE Systems PLC	110,400	816,506
Barclays PLC	86,500	231,464
Barclays PLC ADR	29,061	313,278
Barratt Developments PLC	42,827	367,360
Beazley PLC	53,300	286,589
Berkeley Group Holdings PLC	20,700	1,046,527
Betfair Group PLC	11,100	695,005
BP PLC	120,500	650,730
BP PLC ADR	51,634	1,671,393
BT Group PLC	51,900	361,205
Carnival PLC ADR#	1,057	53,199
Centrica PLC	127,600	374,394
Chemring Group PLC	46,900	112,371

January 31, 2016 (unaudited)

28     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Computacenter PLC	14,558	$171,690
Crest Nicholson Holdings PLC	23,000	188,085
Dairy Crest Group PLC	13,000	121,286
Debenhams PLC	148,800	167,072
Diageo PLC	104,955	2,825,565
Direct Line Insurance Group PLC	42,350	227,484
Domino’s Pizza Group PLC	15,100	212,421
DS Smith PLC*	6,600	34,533
Galliford Try PLC	7,500	159,402
GlaxoSmithKline PLC	20,500	422,312
Glencore Xstrata PLC#	362,058	466,802
Howden Joinery Group PLC	49,900	357,422
HSBC Bank PLC	35,370	33,940
HSBC Holdings PLC	80,746	569,466
HSBC Holdings PLC ADR	35,154	1,244,452
Indivior PLC	129,702	280,785
Inmarsat PLC	29,000	456,592
Investec PLC	3,817	24,284
ITC Ltd. GDR	21,798	102,015
ITV PLC	734,678	2,808,596
J Sainsbury PLC#	112,057	393,444
JD Sports Fashion PLC#	29,100	475,563
Kingfisher PLC	33,261	155,649
Kuwait Finance House	15,900	24,860
Lloyds Banking Group PLC ADR#	6,785	25,851
Lloyds Banking Group PLC	2,722,079	2,550,217
London Stock Exchange Group PLC	82,596	2,924,689
Meggitt PLC	19,700	102,460
Micro Focus International PLC	25,700	509,047
Mitie Group PLC	30,500	123,221
Mondi PLC	7,900	128,794
Old Mutual PLC	105,300	256,898
Optimal Payments PLC	69,900	402,732
Premier Foods PLC*	201,280	107,169
Reckitt Benckiser Group PLC	53,465	4,755,259
Redrow PLC	28,700	182,401
Rexam PLC	55,647	477,130
Rightmove PLC*	8,300	473,589
Rolls-Royce Holdings*	28,630,332	40,796
Rolls-Royce Holdings PLC	237,360	1,888,105
Royal Bank of Scotland Group PLC*	18,888	68,380
Royal Bank of Scotland Group PLC ADR#,*	3,638	26,812
Royal Dutch Shell PLC	6,165	134,678
Royal Dutch Shell PLC ADR#	40,639	1,789,353
Royal Dutch Shell PLC Class B	35,900	782,191
Royal Mail PLC	6,833	44,923
Shire PLC	46,396	2,602,457
Smiths Group PLC	12,100	163,704

Description	Number of Shares	Value
Sophos Group PLC	33,100	$114,435
Standard Chartered PLC	280,218	1,890,361
Tate & Lyle PLC	10,000	89,607
Vesuvius PLC	33,100	143,133
Vodafone Group PLC	1,273,354	4,093,029
Vodafone Group PLC ADR	16,593	534,295
WM Morrison Supermarkets PLC#	113,863	284,817

TOTAL UNITED KINGDOM		$50,037,456
UNITED STATES – 3.0%
Freeport-McMoRan Copper & Gold, Inc.#	68,877	316,834
King Digital Entertainment PLC	165,052	2,959,382
Las Vegas Sands Corp.	85,695	3,864,845
Schlumberger Ltd.	40,746	2,944,713
Wynn Resorts Ltd.#	34,296	2,309,493

TOTAL UNITED STATES		$12,395,267

TOTAL COMMON STOCKS (COST $376,455,753)		$363,075,367
INVESTMENT COMPANIES – 7.1%
DFA International Small Cap Value Portfolio	307	5,315
iShares Currency Hedged MSCI#	555,500	13,659,745
WisdomTree Japan Hedged Equity	325,000	15,457,000

TOTAL INVESTMENT COMPANIES (COST $29,836,189)		$29,122,060
PREFERRED STOCKS – 0.2%
BRAZIL – 0.1%
Alpargatas SA 2.82%	10,197	18,585
Banco Bradesco SA 0.87%	12,054	54,698
Braskem SA 2.31%	3,300	19,801
Cia Energetica de Minas Gerais 7.09%	12,676	18,730
Cia Energetica de Sao Paulo 18.70%	2,700	8,904
Gerdau SA 1.62%	13,300	11,971
Itau Unibanco Holding SA 0.62%	6,486	40,458
Itausa - Investimentos Itau SA 0.77%	12,510	21,518
Lojas Americanas SA 0.27%	7,127	33,213
Petroleo Brasileiro SA, 1.00%	88,659	107,283
Telefonica Brasil SA 0.51%	14,710	127,836
Usinas Siderurgicas de Minas Gerais SA 1.79%*	19,100	4,059
Vale SA 7.74%	37,441	67,772

TOTAL BRAZIL		$534,828
CHILE – 0.0%**
Embotelladora Andina SA 2.46%	5,300	15,024
Sociedad Quimica y Minera de Chile SA 2.85%	2,440	38,980

TOTAL CHILE		$54,004

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      29

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
COLOMBIA – 0.0%**
Avianca Holdings SA 11.92%	23,964	$11,644
Grupo Aval Acciones y Valores 5.65%	56,400	18,127
Grupo de Inv Suramericana 1.42%	3,598	37,816

TOTAL COLOMBIA		$67,587
GERMANY – 0.1%
Bayerische Motoren Werke AG 3.90%	335	23,066
Porsche Automobil Holding SE 4.08%	1,094	49,615
Volkswagen AG 3.69%	2,028	236,163

TOTAL GERMANY		$308,844
PHILIPPINES – 0.0%**
Ayala Land Voting 1.23%††	178,200	374

TOTAL PREFERRED STOCKS (COST $1,920,538)		$965,637
MONEY MARKET FUND – 3.8%
Dreyfus Cash Management Fund, Institutional Shares, 0.28%^	15,791,632	15,791,632

TOTAL MONEY MARKET FUND (COST $15,791,632)		$15,791,632
RIGHTS – 0.0%**
BRAZIL – 0.0%**
Banco Bradesco S.A-Rts*	208	47
TUNISIA – 0.0%**
Societe D’Articles Hygieniques*	2,800	820

TOTAL RIGHTS (COST $0)		$867
CALL WARRANTS – 0.1%
Citigroup Global Markets -
Boubyan Petrochemicals Co., Expire 3/24/16*	77,079	110,268
Mobile Telecommunications Co., Expire 3/24/16*	154,604	190,444

TOTAL CALL WARRANTS (COST $456,681)		$300,712
CERTIFICATES – 0.0%**
HSBC Bank PLC -
Aditya Birla Nuvo Ltd., Expire 6/30/16	880	11,323
Asian Paints Ltd., Expire 3/10/16	1,985	25,439
HDFC Bank Limited, Expire 3/10/16	1,970	30,470
NTPC Ltd., Expire 3/10/16	15,781	33,119
Sultan, Expire 7/20/18	57,830	11,421

TOTAL CERTIFICATES (COST $136,261)		$111,772
REAL ESTATE INVESTMENT TRUSTS – 0.8%
FRANCE – 0.8%
Unibail-Rodamco SE	12,753	3,214,526

Description	Number of Shares	Value
NIGERIA – 0.0%**
Afriland Properties PLC*,††	24,606	$—

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $2,999,232)		$3,214,526

TOTAL INVESTMENTS IN SECURITIES – 100.3% (COST $427,596,286)		$412,582,573

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 6.7%
REPURCHASE AGREEMENTS – 6.7%
Citigroup Global Markets, Inc., 0.34%, dated 1/29/16, due 2/01/16, repurchase price $5,211,114, collateralized by U.S. Government & Treasury Securities 0.00% to 9.50%, maturing 3/20/16 to 3/20/62; total market value of $5,315,185.	$5,210,966	$5,210,966
Daiwa Capital Markets America, 0.38%,dated 1/29/16, due 2/01/16, repurchase price $5,211,131, collateralized by U.S. Government & Treasury Securities 0.00% to 7.25%, maturing 3/23/16 to 2/01/49; total market value of $5,315,185.	5,210,966	5,210,966
HSBC Securities USA, Inc., 0.30%, dated 1/29/16, due 2/01/16, repurchase price $327,269, collateralized by U.S. Government Securities 0.00% to 7.25%, maturing 2/22/16 to 1/15/37; total market value of $333,808.	327,261	327,261
HSBC Securities USA, Inc., 0.31%, dated 1/29/16, due 2/01/16, repurchase price $4,375,244, collateralized by U.S. Government Securities 2.50% to 6.00%, maturing 1/01/28 to 1/01/46; total market value of $4,462,649.	4,375,131	4,375,131
ING Financial Markets LLC, 0.32%, dated 1/29/16, due 2/01/16, repurchase price $1,879,759, collateralized by U.S. Government Securities 1.70% to 6.26%, maturing 1/01/19 to 8/01/46; total market value of $1,917,312.	1,879,709	1,879,709
Mizuho Securities USA, Inc., 0.35%, dated 1/29/16, due 2/01/16, repurchase price $5,211,118, collateralized by U.S. Government Securities 0.00% to 9.50%, maturing 10/01/19 to 7/01/43; total market value of $5,315,185.	5,210,966	5,210,966
TD Securities (USA) LLC, 0.35%, dated 1/29/16, due 2/01/16, repurchase price $5,211,118, collateralized by U.S. Government Securities 2.50% to 4.00%, maturing 9/01/26 9/01/45; total market value of $5,315,186.	5,210,966	5,210,966

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $27,425,965)		$27,425,965

January 31, 2016 (unaudited)

30     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Par Value	Value
TOTAL INVESTMENTS – 107.0%ø (COST $455,022,251)		$440,008,538
COLLATERAL FOR SECURITIES ON LOAN – (6.7%)		(27,425,965)
OTHER LIABILITIES LESS ASSETS – (0.3%)**		(1,469,261)

TOTAL NET ASSETS – 100.0%		$411,113,312

Cost of investments for Federal income tax purposes is $459,664,276. The net unrealized appreciation/(depreciation) of investments was ($19,655,738). This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $34,945,713 and net unrealized depreciation from investments for those securities having an excess of cost over value of $54,601,451.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      31

Wilmington Multi-Manager International Fund (continued)

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Australia	$23,521	$12,251,376	$—	$12,274,897
Austria	—	1,998,633	—	1,998,633
Belgium	205,042	4,316,352	—	4,521,394
Bermuda	12,018	—	—	12,018
Botswana	—	40,093	—	40,093
Brazil	960,721	14,497	—	975,218
Bulgaria	—	4,102	—	4,102
Canada	12,378,891	—	—	12,378,891
Chile	761,501	—	—	761,501
China	2,456,453	4,934,360	—	7,390,813
Colombia	2,833,615	—	—	2,833,615
Czech Republic	—	319,736	—	319,736
Denmark	—	7,297,530	—	7,297,530
Egypt	—	487,815	—	487,815
Finland	—	4,108,335	—	4,108,335
France	—	40,371,041	—	40,371,041
Germany	32,810	37,045,991	—	37,078,801
Ghana	7,285	—	—	7,285
Greece	55,787	295,643	—	351,430
Hong Kong	53,529	2,473,690	—	2,527,219
Hungary	—	515,994	—	515,994
India	521,815	743,866	—	1,265,681
Indonesia	—	823,827	—	823,827
Ireland	3,152,838	561,967	—	3,714,805
Israel	30,265	1,045,428	—	1,075,693
Italy	—	1,787,489	—	1,787,489
Japan	284,610	71,252,522	—	71,537,132
Kazakhstan	—	35,430	—	35,430
Lithuania	—	14,764	—	14,764
Luxembourg	—	167,818	—	167,818
Malaysia	—	1,247,868	—	1,247,868
Malta	—	262,591	—	262,591
Mexico	1,473,585	—	—	1,473,585
Netherlands	427,865	7,835,696	—	8,263,561
New Zealand	—	23,011	—	23,011
Nigeria	—	51,492	—	51,492
Norway	—	1,140,479	—	1,140,479
Oman	—	37,948	—	37,948
Peru	365,853	—	—	365,853
Philippines	—	789,107	—	789,107
Poland	—	757,233	—	757,233
Portugal	—	59,207	—	59,207
Qatar	—	387,122	—	387,122
Russia	627,113	831,969	—	1,459,082
Singapore	—	1,168,160	—	1,168,160
South Africa	39,373	1,438,592	—	1,477,965

January 31, 2016 (unaudited)

32     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

	Level 1	Level 2	Level 3	Total
South Korea	$—	$1,566,709	$—	$1,566,709
Spain	14,561	16,215,678	—	16,230,239
Sweden	—	8,186,155	—	8,186,155
Switzerland	—	35,555,011	—	35,555,011
Taiwan	—	1,547,664	—	1,547,664
Thailand	14,385	726,901	—	741,286
Turkey	—	795,104	—	795,104
United Arab Emirates	21,782	355,430	—	377,212
United Kingdom	5,760,648	44,276,808	—	50,037,456
United States	12,395,267	—	—	12,395,267
Investment Companies	29,122,060	—	—	29,122,060
Preferred Stock
Brazil	534,828	—	—	534,828
Chile	54,004	—	—	54,004
Colombia	67,587	—	—	67,587
Germany	—	308,844	—	308,844
Philippines	—	374	—	374
Money Market Fund	15,791,632	—	—	15,791,632
Rights
Brazil	47	—	—	47
Tunisia	—	820	—	820
Call Warrants	—	300,712	—	300,712
Certificates	—	111,772	—	111,772
Real Estate Investment Trust
France	—	3,214,526	—	3,214,526
Nigeria	—	—	—	—
Repurchase Agreements	—	27,425,965	—	27,425,965

Total Investments in Securities	90,481,291	349,527,247	—	440,008,538

Total Assets	$90,481,291	$349,527,247	$—	$440,008,538

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
*	Non-income producing security.
^	7-Day net yield.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At January 31, 2016, the value of these securities amounted to $2,705,489 representing 0.7% of total net assets.
Ώ	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2016, these liquid restricted securities amounted to $232,445 representing 0.1% of total net assets.
ø	On January 31, 2016, the Fund utilized International Fair Value pricing, as defined in Note 2 in Notes to Portfolios of Investments. The value of these securities amounted to $318,719,126 representing 77.5% of total net assets.
**	Represents less than 0.05%.

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      33

Wilmington Multi-Manager International Fund (continued)

The following acronyms are used throughout this Fund:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

GDR - Global Depositary Receipt

LLC - Limited Liability Corporation

MTN - Medium Term Note

PCL - Public Company Limited

PLC - Public Limited Company

At January 31, 2016, the Wilmington Multi-Manager International Fund had the following outstanding foreign exchange contracts:

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
2/1/2016	Goldman Sachs & Company	31,839,716 Japanese Yen	$269,121	$262,997	$(6,124)
2/1/2016	Goldman Sachs & Company	28,664,671 Japanese Yen	242,469	236,771	(5,698)
2/1/2016	Goldman Sachs & Company	22,070,246 Japanese Yen	186,294	182,301	(3,993)
2/1/2016	Goldman Sachs & Company	13,561,632 Japanese Yen	114,715	112,019	(2,696)
2/1/2016	Goldman Sachs & Company	13,270,164 Japanese Yen	112,013	109,612	(2,401)
2/1/2016	Goldman Sachs & Company	10,428,458 Japanese Yen	88,048	86,139	(1,909)
2/1/2016	Bank of New York	425,142 Euro	465,573	460,554	(5,019)
2/1/2016	Bank of New York	352,182 Danish Krone	51,693	51,122	(571)
2/1/2016	Bank of New York	236,284 Swedish Krona	27,795	27,526	(269)
2/1/2016	Bank of New York	199,526 Swiss Franc	196,946	194,783	(2,163)
2/1/2016	Goldman Sachs & Company	186,326 Euro	202,891	201,846	(1,045)
2/1/2016	Bank of New York	129,140 Pound Sterling	185,458	184,013	(1,445)
2/1/2016	Goldman Sachs & Company	90,366 Euro	98,617	97,893	(724)
2/1/2016	Goldman Sachs & Company	81,815 Euro	89,088	88,629	(459)
2/1/2016	WestPac Bank	45,949 Hong Kong Dollar	5,896	5,905	9
2/1/2016	Goldman Sachs & Company	45,857 Euro	49,934	49,677	(257)
2/1/2016	Citigroup Global Markets	8,788 Pound Sterling	12,637	12,523	(114)
2/1/2016	Goldman Sachs & Company	8,291 Euro	9,028	8,981	(47)
2/2/2016	Goldman Sachs & Company	40,777,028 Japanese Yen	343,472	336,819	(6,653)
2/2/2016	Goldman Sachs & Company	27,978,121 Japanese Yen	235,585	231,100	(4,485)
2/2/2016	Goldman Sachs & Company	22,782,014 Japanese Yen	191,832	188,180	(3,652)
2/2/2016	Goldman Sachs & Company	15,912,627 Japanese Yen	133,911	131,439	(2,472)
2/2/2016	Goldman Sachs & Company	14,777,158 Japanese Yen	124,502	122,060	(2,442)
2/2/2016	Bank of New York	10,525,297 Japanese Yen	88,634	86,939	(1,695)
2/2/2016	Goldman Sachs & Company	9,148,829 Japanese Yen	77,062	75,570	(1,492)
2/2/2016	Goldman Sachs & Company	5,571,283 Japanese Yen	46,853	46,019	(834)
2/2/2016	Goldman Sachs & Company	530,691 Euro	579,621	574,895	(4,726)
2/2/2016	Bank of New York	484,968 Brazilian Real	120,339	121,248	909
2/2/2016	Goldman Sachs & Company	145,184 Euro	158,570	157,277	(1,293)
2/2/2016	Goldman Sachs & Company	44,187 Euro	48,261	47,868	(393)
2/2/2016	Bank of New York	41,996 Danish Krone	6,096	6,096	—
2/2/2016	Bank of New York	26,710 Euro	29,250	28,935	(315)
2/2/2016	Citigroup Global Markets	23,369 Australian Dollar	16,553	16,539	(14)
2/2/2016	Bank of New York	4,426 Pound Sterling	6,298	6,307	9
2/3/2016	Bank of New York	31,749,312 Japanese Yen	262,071	262,263	192
2/3/2016	Goldman Sachs & Company	14,098,064 Japanese Yen	116,677	116,456	(221)
2/3/2016	Goldman Sachs & Company	10,091,283 Japanese Yen	83,289	83,359	70
2/3/2016	Goldman Sachs & Company	5,771,313 Japanese Yen	47,803	47,674	(129)
2/3/2016	Goldman Sachs & Company	4,033,991 Japanese Yen	33,413	33,323	(90)

January 31, 2016 (unaudited)

34     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (concluded)

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED (continued)
2/3/2016	Goldman Sachs & Company	252,827 Euro	$275,960	$273,904	$(2,056)
2/3/2016	Bank of New York	40,453 Australian Dollar	28,617	28,626	9
CONTRACTS SOLD
2/1/2016	Goldman Sachs & Company	28,634,401 Japanese Yen	242,029	236,521	5,508
2/1/2016	Goldman Sachs & Company	22,853,552 Japanese Yen	193,297	188,771	4,526
2/1/2016	Goldman Sachs & Company	19,299,858 Japanese Yen	163,130	159,417	3,713
2/1/2016	Goldman Sachs & Company	2,857,438 Japanese Yen	24,126	23,603	523
2/1/2016	Goldman Sachs & Company	177,151 Australian Dollar	125,087	125,379	(292)
2/1/2016	Bank of New York	162,795 Arab Emirates Dirham	44,320	44,325	(5)
2/1/2016	Goldman Sachs & Company	135,184 Australian Dollar	95,224	95,677	(453)
2/1/2016	Goldman Sachs & Company	132,895 Australian Dollar	93,837	94,057	(220)
2/1/2016	Bank of New York	118,612 Danish Krone	17,409	17,218	191
2/1/2016	Goldman Sachs & Company	83,580 Pound Sterling	119,494	119,093	401
2/1/2016	Bank of New York	77,923 Danish Krone	11,448	11,311	137
2/1/2016	Citigroup Global Markets	50,496 Euro	55,369	54,702	667
2/1/2016	Bank of New York	18,848 Euro	20,481	20,418	63
2/1/2016	Goldman Sachs & Company	17,973 Pound Sterling	25,694	25,610	84
2/1/2016	Goldman Sachs & Company	14,290 Pound Sterling	20,429	20,362	67
2/1/2016	WestPac Bank	5,381 Euro	5,896	5,829	67
2/1/2016	Goldman Sachs & Company	2,628 Australian Dollar	1,855	1,860	(5)
2/2/2016	Goldman Sachs & Company	20,487,622 Japanese Yen	172,295	169,228	3,067
2/2/2016	Citigroup Global Markets	16,654,049 Japanese Yen	140,373	137,563	2,810
2/2/2016	Citigroup Global Markets	239,198 Danish Krone	34,715	34,722	(7)
2/2/2016	Bank of New York	131,743 Euro	142,683	142,717	(34)
2/2/2016	Goldman Sachs & Company	58,983 Pound Sterling	83,643	84,045	(402)
2/2/2016	Bank of New York	29,110 Japanese Yen	245	240	5
2/2/2016	Bank of New York	377 Pound Sterling	538	536	2
2/3/2016	Goldman Sachs & Company	50,306,973 Japanese Yen	416,690	415,558	1,132
2/3/2016	Goldman Sachs & Company	28,217,176 Japanese Yen	233,741	233,087	654
2/3/2016	Goldman Sachs & Company	20,066,785 Japanese Yen	166,185	165,761	424
2/3/2016	Goldman Sachs & Company	10,589,515 Japanese Yen	87,705	87,474	231
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$(43,844)

See Notes to Portfolios of Investments

January 31, 2016 (unaudited)

Wilmington Multi-Manager Alternatives Fund

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 36.2%
CONSUMER DISCRETIONARY – 7.9%
AUTO COMPONENTS – 0.2%
Magna International, Inc.	8,700	$302,255
DIVERSIFIED CONSUMER SERVICES – 0.0%**
Service Corp. International	2,500	60,475
HOTELS, RESTAURANTS & LEISURE – 1.0%
Chipotle Mexican Grill, Inc.*,Ö	316	143,138
Flight Centre Travel Group Ltd.	13,027	364,055
Norwegian Cruise Line Holdings Ltd.*	18,788	852,412
Shangri-La Asia Ltd.	160,000	149,054

TOTAL HOTELS, RESTAURANTS & LEISURE		$1,508,659
HOUSEHOLD DURABLES – 0.3%
Iida Group Holdings Co., Ltd.	9,900	176,486
Persimmon PLC	9,087	265,154

TOTAL HOUSEHOLD DURABLES		$441,640
INTERNET & CATALOG RETAIL – 0.7%
Amazon.com, Inc.*,Ö	1,924	1,129,388
Expedia, Inc.Ö	36	3,637
Liberty Interactive Corp., QVC Group*,Ö	578	15,063

TOTAL INTERNET & CATALOG RETAIL		$1,148,088
LEISURE PRODUCTS – 0.6%
Mattel, Inc.	34,266	945,399
MULTILINE RETAIL – 1.9%
Dollar General Corp.	24,791	1,860,813
Kohl’s Corp.	21,000	1,044,750

TOTAL MULTILINE RETAIL		$2,905,563
SPECIALTY RETAIL – 3.2%
AutoZone, Inc.*	2,020	1,550,128
Dick’s Sporting Goods, Inc.Ö	9,239	361,060
Foot Locker, Inc.Ö	4,779	322,869
GameStop Corp.Ö	4,386	114,957
Lowe’s Cos., Inc.	27,727	1,986,917
Sally Beauty Holdings, Inc.*	27,250	751,010

TOTAL SPECIALTY RETAIL		$5,086,941

TOTAL CONSUMER DISCRETIONARY		$12,399,020

Description	Number of Shares	Value
CONSUMER STAPLES – 1.8%
FOOD PRODUCTS – 1.6%
Archer-Daniels-Midland Co.Ö	9,586	$338,865
Campbell Soup Co.Ö	2,601	146,722
Kraft Heinz Co. (The)	25,400	1,982,724

TOTAL FOOD PRODUCTS		$2,468,311
PERSONAL PRODUCTS – 0.2%
Kose Corp.	3,300	306,734

TOTAL CONSUMER STAPLES		$2,775,045
ENERGY – 2.3%
OIL, GAS & CONSUMABLE FUELS – 2.3%
Antero Resources Corp.*,Ö	10,794	293,273
Devon Energy Corp.Ö	688	19,195
Idemitsu Kosan Co., Ltd.	3,900	58,495
Inpex Corp.	2,900	25,820
Pioneer Natural Resources Co.	12,210	1,513,430
Plains GP Holdings LP, Class AÖ	13,351	106,808
Range Resources Corp.	15,000	443,400
Southwestern Energy Co.*,Ö	1,654	14,704
TonenGeneral Sekiyu K.K.	72,000	586,960
Valero Energy Corp.Ö	3,292	223,428
Woodside Petroleum Ltd.	15,900	320,454

TOTAL OIL, GAS & CONSUMABLE FUELS		$3,605,967

TOTAL ENERGY		$3,605,967
FINANCIALS – 3.2%
BANKS – 1.3%
CIT Group, Inc.Ö	48,286	1,417,194
Citizens Financial Group, Inc.Ö	1,840	39,100
Intesa Sanpaolo	139,388	370,623
People’s United Financial, Inc.Ö	4,300	61,791
Signature Bank*,Ö	629	87,645

TOTAL BANKS		$1,976,353
CONSUMER FINANCE – 0.2%
Synchrony Financial*,Ö	11,522	327,455
DIVERSIFIED FINANCIAL SERVICES – 0.0%**
First Pacific Co., Ltd.	58,000	39,993
INSURANCE – 0.6%
Intact Financial Corp.	9,600	575,630
Sompo Japan Nipponkoa Holdings, Inc.	11,900	352,916

TOTAL INSURANCE		$928,546

January 31, 2016 (unaudited)

36     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 0.7%
Extra Space Storage, Inc.	12,500	$1,133,625
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.4%
Kerry Properties Ltd.	182,000	421,223
Sino Land Co. Ltd.	82,000	105,347
Swire Pacific Ltd.	16,500	159,172

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$685,742

TOTAL FINANCIALS		$5,091,714
HEALTH CARE – 8.0%
BIOTECHNOLOGY – 1.7%
ACADIA Pharmaceuticals, Inc.*	2,725	56,380
Acceleron Pharma, Inc.*	2,994	91,916
Alkermes PLC*	1,072	34,315
Amicus Therapeutics, Inc.*,Ö	6,000	36,240
Biogen, Inc.*	1,538	419,966
Cara Therapeutics, Inc.*	8,814	79,326
Celgene Corp.*,Ö	3,735	374,695
EPIRUS Biopharmaceuticals, Inc.*	13,211	42,672
FibroGen, Inc.*	9,498	192,619
Gilead Sciences, Inc.	4,670	387,610
Minerva Neurosciences, Inc.*,Ö	10,000	52,000
Ophthotech Corp.*	1,519	82,315
Otonomy, Inc.*,Ö	4,632	69,109
Portola Pharmaceuticals, Inc.*	3,000	99,090
ProQR Therapeutics NV	11,300	59,551
Radius Health, Inc.*	1,851	59,288
Sage Therapeutics, Inc.*	7,142	239,828
Sarepta Therapeutics, Inc.*	4,410	52,391
United Therapeutics Corp.*,Ö	1,697	209,036

TOTAL BIOTECHNOLOGY		$2,638,347
HEALTH CARE EQUIPMENT & SUPPLIES – 2.4%
ABIOMED, Inc.*	2,619	223,479
Boston Scientific Corp.*	22,671	397,423
Edwards Lifesciences Corp.*,Ö	5,612	438,914
K2M Group Holdings, Inc.*	6,924	98,390
LDR Holding Corp.*,Ö	33,050	607,128
Medtronic PLCÖ	9,379	712,054
Neovasc, Inc.	39,487	135,046
Nevro Corp.*	3,388	209,345
NuVasive, Inc.*,Ö	6,257	288,573
STERIS PLCÖ	7,481	517,984
Zeltiq Aesthetics, Inc.*	3,490	81,038

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$3,709,374
HEALTH CARE PROVIDERS & SERVICES – 1.6%
Aetna, Inc.Ö	3,200	325,888

Description	Number of Shares	Value
Amedisys, Inc.*	2,415	$86,336
AmerisourceBergen Corp.Ö	3,850	344,806
Amsurg Corp.*	1,914	140,086
Centene Corp.*,Ö	3,879	240,730
Community Health Systems, Inc.*	10,826	232,542
HCA Holdings, Inc.*,Ö	5,902	410,661
Surgical Care Affiliates, Inc.Ö	4,149	177,038
Tenet Healthcare Corp.*	9,150	248,148
UnitedHealth Group, Inc.Ö	2,481	285,712

TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,491,947
HEALTH CARE TECHNOLOGY – 0.2%
athenahealth, Inc.*	2,347	332,805
LIFE SCIENCES TOOLS & SERVICES – 0.2%
Fluidigm Corp.*,Ö	8,590	57,639
Thermo Fisher Scientific, Inc.	1,896	250,386

TOTAL LIFE SCIENCES TOOLS & SERVICES		$308,025
PHARMACEUTICALS – 1.9%
Akorn, Inc.*	10,000	259,900
Allergan PLC*	1,051	298,936
Bristol-Myers Squibb Co.	965	59,984
Cempra, Inc.*	3,482	59,995
Endocyte, Inc.*	23,233	77,831
Horizon Pharma PLC*,Ö	19,972	349,510
Johnson & JohnsonÖ	5,040	526,378
Pfizer, Inc.Ö	29,800	908,602
Taro Pharmaceutical Industries Ltd.*,Ö	1,996	291,017
Teva Pharmaceutical Industries Ltd. ADRÖ	3,758	231,042

TOTAL PHARMACEUTICALS		$3,063,195

TOTAL HEALTH CARE		$12,543,693
INDUSTRIALS – 3.2%
AEROSPACE & DEFENSE – 0.5%
Northrop Grumman Corp.Ö	2,732	505,584
TransDigm Group, Inc.*,Ö	1,112	249,900

TOTAL AEROSPACE & DEFENSE		$755,484
AIRLINES – 0.6%
International Consolidated Airlines Group SA	48,415	373,657
Japan Airlines Co. Ltd.	13,000	487,934
Qantas Airways Ltd.*	34,676	96,427

TOTAL AIRLINES		$958,018
BUILDING PRODUCTS – 0.2%
Masco Corp.Ö	13,615	359,300
INDUSTRIAL CONGLOMERATES – 0.7%
Danaher Corp.	3,413	295,736

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      37

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
General Electric Co.Ö	21,130	$614,883
NWS Holdings Ltd.	117,000	174,442

TOTAL INDUSTRIAL CONGLOMERATES		$1,085,061
MACHINERY – 0.3%
Wabtec Corp.Ö	5,721	365,858
Yangzijiang Shipbuilding Holdings Ltd.	185,300	122,088

TOTAL MACHINERY		$487,946
PROFESSIONAL SERVICES – 0.5%
Adecco SA	7,029	431,511
ManpowerGroup, Inc.Ö	4,567	348,690

TOTAL PROFESSIONAL SERVICES		$780,201
ROAD & RAIL – 0.2%
AMERCOÖ	919	336,951
TRADING COMPANIES & DISTRIBUTORS – 0.2%
AerCap Holdings NVÖ	6,977	214,264

TOTAL INDUSTRIALS		$4,977,225
INFORMATION TECHNOLOGY – 7.9%
COMMUNICATIONS EQUIPMENT – 0.3%
Cisco Systems, Inc.Ö	18,825	447,847
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.5%
Avnet, Inc.Ö	6,988	278,961
CDW Corp.Ö	2,594	99,739
Flextronics International Ltd.Ö	36,947	387,205

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$765,905
INTERNET SOFTWARE & SERVICES – 3.5%
Akamai Technologies, Inc.*,Ö	5,932	270,618
Alphabet, Inc., Class C*,Ö	2,817	2,092,890
eBay, Inc.*,Ö	14,598	342,469
Facebook, Inc., Class A*,Ö	22,440	2,517,992
Mixi, Inc.	8,300	265,935

TOTAL INTERNET SOFTWARE & SERVICES		$5,489,904
IT SERVICES – 0.5%
CGI Group, Inc.*	7,500	321,436
Obic Co. Ltd.	3,200	165,760
Total System Services, Inc.Ö	8,172	328,187

TOTAL IT SERVICES		$815,383
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.5%
Analog Devices, Inc.Ö	6,303	339,480
Avago Technologies Ltd.Ö	90	12,034
Maxim Integrated Products, Inc.Ö	7,563	252,604

Description	Number of Shares	Value
Skyworks Solutions, Inc.Ö	3,461	$238,532

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$842,650
SOFTWARE – 2.4%
Activision Blizzard, Inc.Ö	5,669	197,395
CA, Inc.Ö	806	23,156
CDK Global, Inc.Ö	44,709	1,969,432
Constellation Software, Inc.	800	291,241
Electronic Arts, Inc.*,Ö	4,869	314,270
Fortinet, Inc.*,Ö	8,805	247,773
Intuit, Inc.Ö	1,574	150,333
Nintendo Co. Ltd.	2,600	364,556
VMware, Inc., Class A*,Ö	2,481	113,506

TOTAL SOFTWARE		$3,671,662
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 0.2%
HP, Inc.Ö	30,536	296,505
Western Digital Corp.Ö	80	3,838

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$300,343

TOTAL INFORMATION TECHNOLOGY		$12,333,694
MATERIALS – 1.2%
CHEMICALS – 0.3%
Evonik Industries AG	1,394	43,036
LyondellBasell Industries NV, Class AÖ	2,092	163,113
Mosaic Co.Ö	10,728	258,545

TOTAL CHEMICALS		$464,694
CONSTRUCTION MATERIALS – 0.7%
Fletcher Building Ltd.	1,134	5,084
James Hardie Industries PLC	1,647	19,085
Vulcan Materials Co.Ö	12,534	1,105,499

TOTAL CONSTRUCTION MATERIALS		$1,129,668
CONTAINERS & PACKAGING – 0.2%
CCL Industries, Inc.	2,000	281,962

TOTAL MATERIALS		$1,876,324
TELECOMMUNICATION SERVICES – 0.7%
WIRELESS TELECOMMUNICATION SERVICES – 0.7%
KDDI Corp.	17,700	448,210
NTT DOCOMO, Inc.	26,700	592,159

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,040,369

TOTAL TELECOMMUNICATION SERVICES		$1,040,369

TOTAL COMMON STOCKS (COST $59,638,580)		$56,643,051

January 31, 2016 (unaudited)

38     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 7.0%
ALTERNATIVE INVESTMENT FUNDS – 2.2%
Arbitrage Fund, Class I	261,476	$3,383,503
DEBT FUND – 2.8%
Professionally Managed Portfolios – The Osterweis Strategic Income Fund, Class I	424,644	4,437,527
EQUITY FUND – 2.0%
Boston Partners Long/Short Research Fund	212,311	3,038,165

TOTAL INVESTMENT COMPANIES (COST $11,615,102)		$10,859,195

	Par Value
CORPORATE BONDS – 19.7%
CONSUMER DISCRETIONARY – 5.5%
HOTELS, RESTAURANTS & LEISURE – 1.1%
Boyd Gaming Corp., Company Guaranteed, 6.88%, 5/15/23*	$1,750,000	$1,785,000
MEDIA – 4.4%
Altice Luxembourg SA, Company Guaranteed, 7.63%, 2/15/25Ω	2,500,000	2,231,250
Cablevision Systems Corp., Sr. Unsecured, 7.75%, 4/15/18	2,000,000	2,040,000
Univision Communications, Inc., Company Guaranteed, 8.50%, 5/15/21Ω	2,550,000	2,543,625

TOTAL MEDIA		$6,814,875

TOTAL CONSUMER DISCRETIONARY		$8,599,875
CONSUMER STAPLES – 2.7%
FOOD – 1.6%
Albertson’s Holdings LLC/Safeway, Inc., Sr. Secured, 7.75%, 10/15/22Ω	2,376,000	2,491,830
FOOD & STAPLES RETAILING – 1.1%
Rite Aid Corp., Company Guaranteed, 6.13%, 4/01/23Ω	1,620,000	1,713,150

TOTAL CONSUMER STAPLES		$4,204,980
DIVERSIFIED – 1.3%
HOLDING COMPANIES-DIVERSIFIED – 1.3%
Argos Merger Sub, Inc., Sr. Unsecured, 7.13%, 3/15/23Ω	2,000,000	2,022,500
HEALTH CARE – 3.1%
HEALTH CARE EQUIPMENT & SUPPLIES – 2.1%
DJO Finco Inc / DJO Finance LLC / DJO Finance Corp., 8.13%, 6/15/21Ω	2,350,000	1,997,500

Description	Par Value	Value
Kinetics Concepts, Inc./KCI USA, Inc., Multiple Guarantors, 12.50%, 11/01/19	$1,450,000	$1,312,250

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$3,309,750
PHARMACEUTICALS – 1.0%
Concordia Healthcare Corp., Sr. Unsecured, 7.00%, 4/15/23Ω	1,750,000	1,535,625

TOTAL HEALTH CARE		$4,845,375
INDUSTRIALS – 4.2%
ENVIRONMENTAL CONTROL – 1.2%
Advanced Disposal/Services, Inc., Company Guaranteed, 8.25%, 10/01/20	2,000,000	1,860,000
MACHINERY – 0.2%
BlueLine Rental Finance Corp., Secured, 7.00%, 2/01/19Ω	400,000	314,000
TRADING COMPANIES & DISTRIBUTORS – 2.8%
HD Supply, Inc., Company Guaranteed, 11.50%, 7/15/20	2,150,000	2,381,125
United Rentals North America, Inc., Company Guaranteed, 7.38%, 5/15/20	2,000,000	2,067,500

TOTAL TRADING COMPANIES & DISTRIBUTORS		$4,448,625

TOTAL INDUSTRIALS		$6,622,625
INFORMATION TECHNOLOGY – 1.0%
IT SERVICES – 1.0%
First Data Corp., Sr. Unsecured, 7.00%, 12/01/23Ω	1,500,000	1,518,750
TELECOMMUNICATION SERVICES – 1.9%
DIVERSIFIED TELECOMMUNICATION SERVICES – 0.7%
Intelsat Jackson Holdings SA, Company Guaranteed, 7.25%, 4/01/19	1,200,000	1,095,000
WIRELESS TELECOMMUNICATION SERVICES – 1.2%
Wind Acquisition Finance SA, Company Guaranteed, 7.38%, 4/23/21Ω	2,000,000	1,911,240

TOTAL TELECOMMUNICATION SERVICES		$3,006,240

TOTAL CORPORATE BONDS (COST $32,510,108)		$30,820,345

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      39

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Par Value	Value
U.S. GOVERNMENT OBLIGATION – 8.0%
U.S. TREASURY BILL – 8.0%
0.20%, 2/04/16Ö,¿	$12,500,000	$12,499,750

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $12,499,812)		$12,499,750

Description	Number of Shares
MONEY MARKET FUND – 24.7%
Dreyfus Cash Management Fund, Institutional Shares, 0.28%^,Ö	38,586,422	$38,586,422

TOTAL MONEY MARKET FUND (COST $38,586,422)		$38,586,422

	Contracts
PURCHASED OPTIONS – 0.0%**
CALL OPTIONS – 0.0%**
S&P 500 Index, Strike Price $2,000.00, Expiring 2/17/2016	18	$9,744
S&P 500 Index, Strike Price $2,045.00, Expiring 2/16/2016	18	1,512
S&P 500 Index, Strike Price $2,050.00, Expiring 2/12/2016	17	697
S&P 500 Index, Strike Price $2,060.00, Expiring 2/22/2016	18	1,635
S&P 500 Index, Strike Price $2,065.00, Expiring 2/19/2016	17	680
S&P 500 Index, Strike Price $2,070.00, Expiring 2/24/2016	18	1,446
S&P 500 Index, Strike Price $2,070.00, Expiring 2/26/2016	17	680
S&P 500 Index, Strike Price $2,095.00, Expiring 2/08/2016	17	17
S&P 500 Index, Strike Price $2,100.00, Expiring 2/10/2016	18	26
S&P 500 Index, Strike Price $2,125.00, Expiring 2/05/2016	17	85
S&P 500 Index, Strike Price $2,150.00, Expiring 2/03/2016	17	2
S&P 500 Index, Strike Price $2,165.00, Expiring 2/01/2016	17	—
Sarepta Therapeutics, Inc., Strike Price $30.00, Expiring 2/19/2016	152	4,560

TOTAL CALL OPTIONS		$21,084
PUT OPTIONS – 0.0%**
Google U.S., Strike Price $660.00, Expiring 2/19/2016	17	9,010

Description	Contracts	Value
S&P 500 Index, Strike Price $1,575.00, Expiring 2/17/2016	18	$546
S&P 500 Index, Strike Price $1,610.00, Expiring 2/12/2016	17	510
S&P 500 Index, Strike Price $1,630.00, Expiring 2/16/2016	18	911
S&P 500 Index, Strike Price $1,665.00, Expiring 2/22/2016	18	2,379
S&P 500 Index, Strike Price $1,670.00, Expiring 2/19/2016	17	1,802
S&P 500 Index, Strike Price $1,680.00, Expiring 2/08/2016	17	266
S&P 500 Index, Strike Price $1,680.00, Expiring 2/24/2016	18	3,358
S&P 500 Index, Strike Price $1,700.00, Expiring 2/26/2016	17	6,120
S&P 500 Index, Strike Price $1,705.00, Expiring 2/10/2016	18	702
S&P 500 Index, Strike Price $1,715.00, Expiring 2/05/2016	17	425
S&P 500 Index, Strike Price $1,760.00, Expiring 2/01/2016	17	13
S&P 500 Index, Strike Price $1,770.00, Expiring 2/03/2016	17	221
SPDR S&P 500 ETF Trust, Strike Price $184.00, Expiring 2/19/2016	75	6,750

TOTAL PUT OPTIONS		$33,013

TOTAL PURCHASED OPTIONS (COST $284,209)		$54,097

TOTAL INVESTMENTS IN SECURITIES BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS – 95.6%ø (COST $155,134,233)		$149,462,860

	Number of Shares
SECURITIES SOLD SHORT – (16.5%)
CONSUMER DISCRETIONARY – (1.3%)
AUTOMOBILES – (0.1%)
Tesla Motors, Inc.*	(1,146)	$(219,115)
HOTELS, RESTAURANTS & LEISURE – (0.3%)
Royal Caribbean Cruises Ltd.	(5,797)	(475,122)
HOUSEHOLD DURABLES – (0.1%)
Tempur Sealy International, Inc., Class I*	(2,560)	(154,470)
INTERNET & CATALOG RETAIL – (0.2%)
Netflix, Inc.*	(3,000)	(275,520)
LEISURE PRODUCTS – 0.0%
Polaris Industries, Inc.	(680)	(50,211)
MULTILINE RETAIL – (0.3%)
Dollar Tree, Inc.*	(3,600)	(292,752)

January 31, 2016 (unaudited)

40     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
Don Quijote Holdings Co., Ltd.	(6,600)	$(223,509)

TOTAL MULTILINE RETAIL		$(516,261)
SPECIALTY RETAIL – (0.3%)
Advance Auto Parts, Inc.	(2,770)	(421,179)

TOTAL CONSUMER DISCRETIONARY		$(2,111,878)
CONSUMER STAPLES – (0.5%)
FOOD & STAPLES RETAILING – (0.1%)
Whole Foods Market, Inc.	(7,250)	(212,498)
FOOD PRODUCTS – (0.2%)
Flowers Foods, Inc.	(11,750)	(241,345)
HOUSEHOLD PRODUCTS – (0.2%)
Energizer Holdings, Inc.	(7,840)	(251,194)

TOTAL CONSUMER STAPLES		$(705,037)
ENERGY – (1.8%)
ENERGY EQUIPMENT & SERVICES – (0.5%)
Halliburton Co.	(7,283)	(231,527)
National Oilwell Varco, Inc.	(4,813)	(156,615)
Tenaris SA	(31,094)	(322,004)

TOTAL ENERGY EQUIPMENT & SERVICES		$(710,146)
OIL, GAS & CONSUMABLE FUELS – (1.3%)
Cabot Oil & Gas Corp.	(616)	(12,782)
Cenovus Energy, Inc.	(2,400)	(29,570)
Cheniere Energy, Inc.*	(5,518)	(165,816)
Cimarex Energy Co.	(1,495)	(139,035)
Continental Resources, Inc.*	(8,598)	(181,504)
Crescent Point Energy Corp.	(5,700)	(63,189)
EOG Resources, Inc.	(4,318)	(306,664)
Hess Corp.	(5,327)	(226,398)
Lundin Petroleum AB*	(24,791)	(356,435)
Noble Energy, Inc.	(7,274)	(235,459)
Occidental Petroleum Corp.	(4,775)	(328,663)
Whiting Petroleum Corp.*	(7,649)	(56,220)

TOTAL OIL, GAS & CONSUMABLE FUELS		$(2,101,735)

TOTAL ENERGY		$(2,811,881)
FINANCIALS – (2.7%)
BANKS – (1.0%)
Banca Monte dei Paschi di Siena SpA*	(324,977)	(235,885)
Bank Of The Ozarks, Inc.	(2,225)	(98,657)
Citigroup, Inc.	(4,366)	(185,904)
PacWest Bancorp	(7,766)	(285,090)
Raiffeisen Bank International AG*	(5,159)	(65,072)

Description	Number of Shares	Value
Royal Bank Of Scotland Group PLC*	(97,850)	$(354,244)
UniCredit SpA	(71,062)	(274,712)

TOTAL BANKS		$(1,499,564)
CAPITAL MARKETS – (0.3%)
Deutsche Bank AG	(1,581)	(28,333)
E*TRADE Financial Corp.*	(722)	(17,010)
Interactive Brokers Group, Inc.	(2,550)	(82,289)
Morgan Stanley	(13,114)	(339,390)

TOTAL CAPITAL MARKETS		$(467,022)
CONSUMER FINANCE – (0.2%)
Acom Co., Ltd*	(61,800)	(280,829)
REAL ESTATE INVESTMENT TRUSTS – (0.7%)
Alexandria Real Estate Equities, Inc.	(2,000)	(158,360)
American Tower Corp.	(5,222)	(492,643)
Sabra Health Care REIT, Inc.	(3,840)	(70,502)
Ventas, Inc.	(3,400)	(188,088)
Welltower, Inc.	(3,000)	(186,660)

TOTAL REAL ESTATE INVESTMENT TRUSTS		$(1,096,253)
REAL ESTATE MANAGEMENT & DEVELOPMENT – (0.5%)
Hulic Co., Ltd.	(16,300)	(140,551)
Mitsubishi Estate Co., Ltd.	(7,000)	(138,577)
NTT Urban Development Corp.	(45,200)	(443,766)
Tokyo Tatemono Co., Ltd.	(8,300)	(89,294)

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$(812,188)

TOTAL FINANCIALS		$(4,155,856)
HEALTH CARE – (4.1%)
BIOTECHNOLOGY – (1.7%)
Acorda Therapeutics, Inc.*	(6,000)	(220,920)
Aegerion Pharmaceuticals, Inc.*	(1,251)	(8,857)
Agios Pharmaceuticals, Inc.*	(2,862)	(120,834)
Alkermes PLC*	(2,461)	(78,777)
Alnylam Pharmaceuticals, Inc.*	(3,869)	(266,729)
Amgen, Inc.	(400)	(61,092)
Anacor Pharmaceuticals, Inc.*	(888)	(66,715)
Axovant Sciences Ltd.*	(13,959)	(222,367)
BioCryst Pharmaceuticals, Inc.*	(3,892)	(27,127)
BioMarin Pharmaceutical, Inc.*	(1,946)	(144,043)
Cepheid*	(7,117)	(209,596)
Esperion Therapeutics, Inc.*	(761)	(11,324)
Galapagos NV*	(1,193)	(59,448)
Genomic Health, Inc.*	(5,839)	(168,163)
Halozyme Therapeutics, Inc.*	(7,993)	(70,338)
ImmunoGen, Inc.*	(14,535)	(123,402)
Incyte Corp.*	(453)	(31,964)

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      41

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
Insys Therapeutics, Inc.*	(3,840)	$(66,624)
Intrexon Corp.*	(5,248)	(152,927)
Juno Therapeutics, Inc.*	(3,759)	(103,673)
Kite Pharma, Inc.*	(1,389)	(65,964)
NantKwest, Inc.*	(5,335)	(54,951)
Natera, Inc.*	(5,242)	(44,819)
Puma Biotechnology, Inc.*	(1,340)	(55,932)
Seattle Genetics, Inc.*	(778)	(25,658)
Spark Therapeutics, Inc.*	(4,567)	(128,652)
Vertex Pharmaceuticals, Inc.*	(1,839)	(166,889)

TOTAL BIOTECHNOLOGY		$(2,757,785)
HEALTH CARE EQUIPMENT & SUPPLIES – (0.4%)
Glaukos Corp.*	(6,551)	(106,912)
Neogen Corp.*	(3,500)	(182,630)
Stryker Corp.	(1,294)	(128,300)
Teleflex, Inc.	(1,864)	(252,926)

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$(670,768)
HEALTH CARE PROVIDERS & SERVICES – (0.8%)
Acadia Healthcare Co., Inc.*	(4,267)	(260,415)
Adeptus Health, Inc., Class A*	(4,341)	(204,808)
Chemed Corp.	(1,205)	(169,086)
Cigna Corp.	(1,536)	(205,210)
Express Scripts Holding Co.*	(2,906)	(208,854)
Genesis Healthcare, Inc.*	(2,921)	(5,258)
Select Medical Holdings Corp.	(16,034)	(152,804)

TOTAL HEALTH CARE PROVIDERS & SERVICES		$(1,206,435)
LIFE SCIENCES TOOLS & SERVICES – (0.8%)
Albany Molecular Research, Inc.*	(3,300)	(53,856)
Illumina, Inc.*	(4,489)	(709,038)
Luminex Corp.*	(11,160)	(214,160)
Quintiles Transnational Holdings, Inc.*	(3,575)	(217,467)

TOTAL LIFE SCIENCES TOOLS & SERVICES		$(1,194,521)
PHARMACEUTICALS – (0.4%)
Jazz Pharmaceuticals PLC*	(1,920)	(247,181)
Medicines Co. (The)*	(3,792)	(131,052)
Zoetis, Inc.	(6,357)	(273,669)

TOTAL PHARMACEUTICALS		$(651,902)

TOTAL HEALTH CARE		$(6,481,411)
INDUSTRIALS – (1.1%)
AEROSPACE & DEFENSE – (0.2%)
United Technologies Corp.	(2,700)	(236,763)
AIR FREIGHT & LOGISTICS – (0.1%)
Expeditors International of Washington, Inc.	(4,940)	(222,893)

Description	Number of Shares	Value
AIRLINES – (0.1%)
Southwest Airlines Co.	(5,529)	$(208,001)
ELECTRICAL EQUIPMENT – (0.2%)
Sensata Technologies Holding NV*	(6,270)	(230,109)
MARINE – (0.2%)
Mitsui OSK Lines Ltd.	(194,000)	(384,399)
PROFESSIONAL SERVICES – (0.1%)
Advisory Board Co. (The)*	(1,631)	(74,651)
TRADING COMPANIES & DISTRIBUTORS – (0.1%)
United Rentals, Inc.*	(4,319)	(206,923)
TRANSPORTATION INFRASTRUCTURE – (0.1%)
Transurban Group	(19,022)	(146,653)

TOTAL INDUSTRIALS		$(1,710,392)
INFORMATION TECHNOLOGY – (0.6%)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – (0.1%)
Corning, Inc.	(10,570)	(196,708)
INTERNET SOFTWARE & SERVICES – (0.1%)
GrubHub, Inc.*	(7,500)	(141,375)
IT SERVICES – (0.2%)
Cognizant Technology Solutions Corp.*	(4,230)	(267,801)
WEX, Inc.*	(1,800)	(130,698)

TOTAL IT SERVICES		$(398,499)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (0.1%)
Micron Technology, Inc.*	(14,930)	(164,678)
SOFTWARE – (0.1%)
Qualys, Inc.*	(3,500)	(90,965)

TOTAL INFORMATION TECHNOLOGY		$(992,225)
INVESTMENT COMPANIES – (2.9%)
EQUITY FUNDS – (2.9%)
Consumer Discretionary Select Sector SPDR Fund	(7,404)	(548,710)
SPDR S&P 500 ETF Trust, Series T	(5,880)	(1,139,956)
SPDR S&P 500 Oil & Gas Exploration & Production, ETF	(17,742)	(505,470)
SPDR S&P 500 Retail ETF	(25,500)	(1,046,520)
Technology Select Sector SPDR Fund	(30,470)	(1,256,583)

TOTAL EQUITY FUNDS		$(4,497,239)

TOTAL INVESTMENT COMPANIES		$(4,497,239)
MATERIALS – (1.2%)
CONSTRUCTION MATERIALS – (0.2%)
Martin Marietta Materials, Inc.	(2,677)	(336,178)
METALS & MINING – (1.0%)
Alcoa, Inc.	(28,687)	(209,128)
Freeport-McMoRan, Inc.	(29,735)	(136,781)
Fresnillo PLC	(13,631)	(141,094)

January 31, 2016 (unaudited)

42     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Number of Shares	Value
Goldcorp, Inc.	(9,000)	$(102,534)
Norsk Hydro ASA	(93,299)	(310,165)
Silver Wheaton Corp.	(18,700)	(220,385)
Teck Resources Ltd., Class B	(6,700)	(25,013)
Thyssenkrupp AG	(21,731)	(335,769)

TOTAL METALS & MINING		$(1,480,869)

TOTAL MATERIALS		$(1,817,047)
TELECOMMUNICATION SERVICES – (0.3%)
DIVERSIFIED TELECOMMUNICATION SERVICES – (0.3%)
Iliad SA	(401)	(100,554)
Level 3 Communications, Inc.*	(6,645)	(324,342)

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$(424,896)

TOTAL TELECOMMUNICATION SERVICES		$(424,896)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $27,996,777)		$(25,707,862)

Description	Contracts	Value
WRITTEN OPTIONS – (0.2%)
CALL OPTIONS – (0.2%)
S&P 500 Index, Strike Price $1,910.00, Expiring 2/17/2016	(18)	$(83,752)
S&P 500 Index, Strike Price $1,955.00, Expiring 2/16/2016	(18)	(35,588)
S&P 500 Index, Strike Price $1,960.00, Expiring 2/12/2016	(17)	(25,007)
S&P 500 Index, Strike Price $1,965.00, Expiring 2/22/2016	(18)	(34,341)
S&P 500 Index, Strike Price $1,970.00, Expiring 2/19/2016	(17)	(25,500)
S&P 500 Index, Strike Price $1,975.00, Expiring 2/24/2016	(18)	(29,664)
S&P 500 Index, Strike Price $1,975.00, Expiring 2/26/2016	(17)	(17,680)
S&P 500 Index, Strike Price $2,000.00, Expiring 2/08/2016	(17)	(3,564)
S&P 500 Index, Strike Price $2,005.00, Expiring 2/10/2016	(18)	(4,359)
S&P 500 Index, Strike Price $2,030.00, Expiring 2/05/2016	(17)	(425)
S&P 500 Index, Strike Price $2,055.00, Expiring 2/03/2016	(17)	(46)

Description	Contracts	Value
S&P 500 Index, Strike Price $2,065.00, Expiring 2/01/2016	(17)	$(2)
Sarepta Therapeutics, Inc., Strike Price $40.00, Expiring 2/19/2016	(95)	(713)

TOTAL CALL OPTIONS		$(260,641)
PUT OPTIONS – 0.0%**
S&P 500 Index, Strike Price $1,665.00, Expiring 2/17/2016	(18)	(1,439)
S&P 500 Index, Strike Price $1,700.00, Expiring 2/12/2016	(17)	(935)
S&P 500 Index, Strike Price $1,720.00, Expiring 2/16/2016	(18)	(2,227)
S&P 500 Index, Strike Price $1,760.00, Expiring 2/22/2016	(18)	(6,591)
S&P 500 Index, Strike Price $1,765.00, Expiring 2/19/2016	(17)	(5,185)
S&P 500 Index, Strike Price $1,775.00, Expiring 2/08/2016	(17)	(1,191)
S&P 500 Index, Strike Price $1,775.00, Expiring 2/24/2016	(18)	(9,691)
S&P 500 Index, Strike Price $1,795.00, Expiring 2/26/2016	(17)	(18,190)
S&P 500 Index, Strike Price $1,800.00, Expiring 2/10/2016	(18)	(2,799)
S&P 500 Index, Strike Price $1,810.00, Expiring 2/05/2016	(17)	(1,020)
S&P 500 Index, Strike Price $1,860.00, Expiring 2/01/2016	(17)	(580)
S&P 500 Index, Strike Price $1,865.00, Expiring 2/03/2016	(17)	(2,567)

TOTAL PUT OPTIONS		$(52,415)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $500,915)		$(313,056)

Description		Value
TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS – 78.9%		$123,441,942
OTHER ASSETS LESS LIABILITIES – 21.1%		32,958,973

TOTAL NET ASSETS – 100.0%		$156,400,915

Cost of investments for Federal income tax purposes is $155,155,217. The net unrealized appreciation/(depreciation) of investments was ($5,692,357). This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,607,259 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,299,616.

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      43

Wilmington Multi-Manager Alternatives Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks	$49,350,681	$7,292,370	$—	$56,643,051
Investment Companies	10,859,195	—	—	10,859,195
Corporate Bonds	—	30,820,345	—	30,820,345
U.S. Government Obligations	—	12,499,750	—	12,499,750
Money Market Fund	38,586,422	—	—	38,586,422
Purchased Options	20,320	33,777	—	54,097

Total Investments in Securities	98,816,618	50,646,242	—	149,462,860

Other Financial Instruments!
Financial Futures Contracts	480,157	—	—	480,157

Total Assets	$99,296,775	$50,646,242	$—	$149,943,017

Liabilities
Other Financial Instruments!
Financial Futures Contracts	$(14,298)	$—	$—	$(14,298)
Securities Sold Short	(21,276,569)	(4,431,293)	—	(25,707,862)
Written Options	(713)	(312,343)	—	(313,056)

Total Liabilities	$(21,291,580)	$(4,743,636)	$—	$(26,035,216)

!	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as financial futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument. Securities Sold Short and Written options are reported at their market value at period end.
*	Non-income producing security.
^	7-Day net yield.
Ö	All or a portion of this security is segregated as collateral in connection with the fund’s short positions and written options carried by the Funds. The total value of all securities segregated at January 31, 2016 amounted to $37,633,043 representing 24.1% of total net assets.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2016, these liquid restricted amounted to $18,279,470 representing 11.7% of total net assets.
Ø	On January 31, 2016, the Fund utilized International Fair Value pricing, as defined in Note 2 in Notes to Portfolios of Investments. The value of these securities amounted to $7,292,370 and $(4,431,293) representing 4.6% and (2.8)% for Common Stocks and Securities Sold Short, respectively, of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

LLC – Limited Liability Corporation

PLC – Public Limited Company

SPDR – Standard & Poor’s Depository Receipts

January 31, 2016 (unaudited)

44     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (concluded)

At January 31, 2016, the Wilmington Multi-Manager Alternatives Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
LONG POSITIONS:
US Dollar Czech Koruna	March 2016	4	$399,749	$401,499	$1,750
US Dollar New Zealand Dollar	March 2016	4	262,267	258,400	(3,867)
US Dollar Norwegian Krone	March 2016	4	402,160	394,051	(8,109)
SHORT POSITIONS:
Canadian Dollar Future	March 2016	5	358,578	356,850	1,728
Euro Future	March 2016	247	33,660,258	33,463,868	196,390
Great Britain Pound Future	March 2016	25	2,267,880	2,225,313	42,567
Japanese Yen Future	March 2016	107	11,283,666	11,052,431	231,235
Swedish Krona Future	March 2016	4	399,919	402,241	(2,322)
Australian Dollar Future	March 2016	13	923,378	916,891	6,487
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$465,859

See Notes to Portfolios of Investments

January 31, 2016 (unaudited)

Wilmington Multi-Manager Real Asset Fund

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Description	Par Value	Value
INFLATION-LINKED & FIXED INCOME SECURITIES – 64.2%
ASSET-BACKED SECURITIES – 1.5%
COLLATERALIZED LOAN OBLIGATION – 0.5%
CIFC Funding 2011-I Ltd., Series 2011-1AR, Class A1R, 1.92%, 1/19/23Δ,Ώ	$400,812	$400,612
Doral CLO II Ltd., Series 2012-2A, Class A1R, 1.66%, 5/26/23Δ,Ώ	837,538	836,449
Symphony CLO VIII LP, Series 2012-8AR, Class AR, 1.72%, 1/09/23Δ,Ώ	486,015	483,518
Venture VII CDO Ltd., Series 2006-7A, Class A1A, 0.85%, 1/20/22Δ,Ώ	263,763	259,093

TOTAL COLLATERALIZED LOAN OBLIGATION		$1,979,672
DIVERSIFIED FINANCIAL SERVICES – 0.3%
Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M1, 0.82%, 3/25/36Δ	300,000	262,231
Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M2, 1.08%, 5/25/35Δ	545,623	451,305
Bear Stearns Asset Backed Securities Trust, Series 2005-1, Class M2, 2.53%, 3/25/35Δ	500,000	464,971
Countrywide Asset-Backed Certificates, Series 2006-6, Class 2A2, 0.61%, 9/25/36Δ	150,360	148,514

TOTAL DIVERSIFIED FINANCIAL SERVICES		$1,327,021
WHOLE LOAN – 0.7%
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A3, 0.65%, 8/25/36Δ	1,200,000	1,041,790
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M2, 1.37%, 4/25/36Δ	241,321	207,778
JP Morgan Mortgage Acquisition Trust 2006-NC1, Series 2006-NC1, Class A4, 0.59%, 4/25/36Δ	916,497	907,404

Description	Par Value		Value
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-WF1, Series 2006-WF1, Class M2, 0.72%, 3/25/36Δ	$200,000		$149,550
Saxon Asset Securities Trust, Series 2005-1, Class M2, 1.14%, 5/25/35Δ	208,458		148,967

TOTAL WHOLE LOAN			$2,455,489

TOTAL ASSET-BACKED SECURITIES (COST $5,725,889)			$5,762,182
CORPORATE BONDS – 6.4%
COMPUTERS – 0.1%
Hewlett Packard Enterprise Co., Sr. Unsecured, 2.85%, 10/05/18Ώ	250,000		251,093
HP Enterprise Co., Sr. Unsecured, 2.45%, 10/05/17Ώ	250,000		250,532

TOTAL COMPUTERS			$501,625
ENERGY – 0.1%
Petrobras Global Finance BV, Company Guaranteed, 3.41%, 3/17/20Δ	100,000		69,750
Sabine Pass LNG LP, Sr. Secured, 7.50%, 11/30/16	400,000		414,000

TOTAL ENERGY			$483,750
FINANCIALS – 5.1%
Ally Financial, Inc., Company Guaranteed, 5.50%, 2/15/17	569,000		581,091
Bank of America Corp., Sr. Unsecured,
4.10%, 7/24/23	300,000		309,667
4.06%, 10/21/25Δ	12,000,000	MXN	703,615
4.13%, 1/22/24	800,000		824,425
Barclays Bank PLC, Sr. Unsecured, GMTN,
2.01%, 12/21/20	7,500,000	MXN	403,165
7.63%, 11/21/22	2,400,000		2,686,627
BPCE SA, Subordinated, 4.63%, 7/11/24Ώ	700,000		680,988
CIT Group, Inc., Sr. Unsecured, 4.25%, 8/15/17	594,000		604,395
Citigroup, Inc., Sr. Unsecured, 2.65%, 10/26/20	200,000		199,647
Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed,
3.75%, 3/26/25	1,000,000		974,293
3.80%, 9/15/22	250,000		253,268
4.88%, 5/15/45	1,000,000		990,563

January 31, 2016 (unaudited)

46     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value
Eksportfinans ASA, Sr. Unsecured, 5.50%, 6/26/17	$1,000,000	$1,043,300
Ford Motor Credit Co., LLC, Sr. Unsecured, 6.63%, 8/15/17	900,000	956,568
Goldman Sachs Group, Inc. (The), Sr. Unsecured,
1.71%, 9/15/20Δ	800,000	796,851
3.50%, 1/23/25	900,000	889,109
3.75%, 5/22/25	1,200,000	1,207,523
Intesa Sanpaolo SpA, Sr. Unsecured, 6.50%, 2/24/21Ώ	300,000	340,671
JPMorgan Chase & Co., Sr. Unsecured, 3.90%, 7/15/45	800,000	824,940
KBC Bank NV, Subordinated, 8.00%, 1/25/23Δ	1,800,000	1,954,575
Lloyds Bank PLC, Company Guaranteed,
1.75%, 5/14/25	400,000	400,316
3.50%, 5/14/25	100,000	101,892
Novo Banco SA, Sr. Unsecured,
5.00%, 4/23/19	150,000	129,170
7.00%, 3/04/16	100,000	106,132
UBS Group Funding Jersey Ltd, Company Guaranteed, 2.95%, 9/24/20Ώ	1,000,000	996,372

TOTAL FINANCIALS		$18,959,163
MEDIA – 0.4%
CCO Safari II LLC, Sr. Secured, 4.46%, 7/23/22Ώ	1,000,000	1,004,147
Univision Communications, Inc., Sr. Secured, 5.13%, 2/15/25Ώ	500,000	475,000

TOTAL MEDIA		$1,479,147
OIL & GAS – 0.0%**
Chesapeake Energy Corp., Company Guaranteed, 3.87%, 4/15/19Δ	400,000	110,000
PHARMACEUTICALS – 0.4%
AbbVie, Inc., Sr. Unsecured,
1.80%, 5/14/18	500,000	499,231
2.50%, 5/14/20	200,000	198,713
3.20%, 11/06/22	100,000	100,060
3.60%, 5/14/25	200,000	200,003
Actavis Funding SCS, Company Guaranteed,
3.45%, 3/15/22	100,000	101,620
3.80%, 3/15/25	300,000	304,948

TOTAL PHARMACEUTICALS		$1,404,575
TELECOMMUNICATIONS – 0.1%
BellSouth Corp., Company Guaranteed, 4.82%, 4/26/16Ώ	500,000	505,625

Description	Par Value		Value
UTILITIES – 0.2%
Dynegy, Inc., Company Guaranteed, 6.75%, 11/01/19	$600,000		$582,750

TOTAL CORPORATE BONDS
(COST $24,790,198)			$24,026,635
FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES – 23.0%
GOVERNMENT – 23.0%
Brazil Notas do Tesouro Nacional Series B,
6.00%, 5/15/35	300,000	BRL	183,477
6.00%, 5/15/45	1,508,000	BRL	896,391
6.00%, 8/15/50	2,632,000	BRL	1,587,821
Bundesrepublik Deutschland Bundesob- ligation Inflation Linked Bond, 0.75%, 4/15/18	1,660,000	EUR	1,965,617
Canadian Government Bond, 1.25%, 12/01/47	2,061,860	CAD	1,728,142
Colombian Tesoreria, 3.00%, 3/25/33	607,442,220	COP	152,708
Denmark Inflation Linked Government Bond, 0.10%, 11/15/23	29,093,960	DKK	4,385,396
France Government Bond OAT,
0.10%, 7/25/21	3,350,000	EUR	3,842,443
0.25%, 7/25/18	1,900,000	EUR	2,206,354
0.25%, 7/25/24	1,650,000	EUR	1,935,417
1.10%, 7/25/22	400,000	EUR	526,184
1.80%, 7/25/40	1,351,147	EUR	2,054,017
2.10%, 7/25/23	350,000	EUR	501,296
Italy Buoni Poliennali Del Tesoro,
2.55%, 9/15/41	1,683,734	EUR	2,292,159
3.10%, 9/15/26	1,400,000	EUR	2,003,460
2.35%, 9/15/24Ώ	2,570,000	EUR	3,224,238
Japanese Government CPI Linked Bond, Sr. Unsecured,
0.10%, 9/10/24	230,000,000	JPY	1,987,197
0.10%, 3/10/25	360,720,000	JPY	3,109,167
Mexican Udibonos, 4.50%, 11/22/35	52,070,653	MXN	3,202,501
New Zealand Government Bond, Sr. Unsecured,
2.00%, 9/20/25	4,950,000	NZD	3,313,190
3.00%, 9/20/30	625,000	NZD	456,347
Spain Government Inflation Linked Bond, Sr. Unsecured, 1.00%, 11/30/30Ώ	200,000	EUR	212,561
Sweden Inflation Linked Bond, 1.00%, 6/01/25	3,100,000	SEK	419,850
U.K. Gilt Inflation Linked,
0.13%, 3/22/26	5,533,000	GBP	8,709,273
0.13%, 3/22/44	3,804,322	GBP	7,139,907
0.63%, 3/22/40	359,949	GBP	720,883

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      47

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value		Value
0.63%, 11/22/42	1,357,253	GBP	$2,824,412
0.75%, 3/22/34	2,013,624	GBP	3,771,686
0.75%, 11/22/47	1,075,335	GBP	2,461,580
1.13%, 11/22/37	834,958	GBP	1,768,556
0.13%, 3/22/29	1,291,180	GBP	2,086,456
0.13%, 3/22/46	292,250	GBP	557,803
0.13%, 3/22/58	2,395,990	GBP	5,309,320
0.13%, 3/22/24	5,272,567	GBP	8,184,800

TOTAL GOVERNMENT			$85,720,609

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES (COST $89,261,250)			$85,720,609
FOREIGN GOVERNMENT SECURITIES – 6.6%
GOVERNMENT – 6.6%
Athens Urban Transportation Organisation, Government Guaranteed, 4.85%, 9/19/16	100,000	EUR	98,580
Autonomous Community of Catalonia, Sr. Unsecured, 4.75%, 6/04/18	100,000	EUR	113,779
Brazil Letras do Tesouro Nacional,
14.27%, 1/01/17‡	16,300,000	BRL	3,605,500
14.37%, 10/01/16‡	4,800,000	BRL	1,097,290
14.79%, 1/01/18‡	2,180,000	BRL	418,361
15.30%, 1/01/19‡	2,900,000	BRL	478,517
Brazil Notas do Tesouro Nacional Series B, 6.00%, 8/15/40	1,900,000	BRL	1,171,274
Brazil Notas do Tesouro Nacional Series F,
10.00%, 1/01/23	8,330,000	BRL	1,629,715
10.00%, 1/01/25	17,120,000	BRL	3,180,995
Corp. Andina de Fomento, 11U, Unsecured, 3.95%, 10/15/21	4,489,782	MXN	247,021
Credit Agricole SA, Subordinated, 8.13%, 9/19/33Δ	$900,000		982,916
Hellenic Republic Government International Bond, Sr. Unsecured, 4.50%, 7/03/17	30,000,000	JPY	215,587
Italy Buoni Poliennali Del Tesoro, Sr. Unsecured, 1.25%, 9/15/32Ώ	700,000	EUR	780,999
Mexican Bonos de Proteccion al Ahorro, 3.52%, 4/01/18Δ	15,500,000	MXN	855,231
Mexican Udibonos, 4.50%, 12/04/25	22,918,444	MXN	1,404,300
Slovenia Government Bond, Sr. Unsecured, 3.00%, 4/08/21	1,000,000	EUR	1,215,890
South Africa Government Bond,
8.00%, 1/31/30	22,500,000	ZAR	1,250,264
7.25%, 1/15/20	15,475,000	ZAR	927,930
Thailand Government Bond, Sr. Unsecured, 1.25%, 3/12/28	38,870,410	THB	956,425
Turkey Government Bond,
2.00%, 9/18/24	995,313	TRY	317,560

Description	Par Value		Value
4.00%, 4/01/20	9,979,315	TRY	$3,555,359

TOTAL GOVERNMENT			$24,503,493

TOTAL FOREIGN GOVERNMENT SECURITIES (COST $32,941,623)			$24,503,493
MORTGAGE-BACKED SECURITIES –0.7%
WHOLE LOAN – 0.7%
Alternative Loan Trust, Series 2004-18BC, Class 4A1, 5.50%, 9/25/34	468,342		479,728
BCAP LLC Trust, Series 2009-RR6-I, Class 3A1, 2.90%, 12/26/37Δ,Ώ	48,826		47,950
Grifonas Finance PLC, Class A, 0.32%, 8/28/39Δ	599,287		463,149
JP Morgan Resecuritization Trust, Series 2009-7, Class 13A1, 2.50%, 6/27/37Δ,Ώ	47,745		47,001
Marche Mutui 4 Srl, Class A, 0.34%, 2/25/55Δ	50,915		54,378
Marche Mutui 5 Srl, Series 5, Class A, 0.25%, 10/27/65Δ	9,542		10,328
Marche Mutui Srl, Series 6, Class A1, 2.10%, 1/27/64Δ	91,748		100,777
Rise Ltd., 2014-1, Class A, 4.75%, 2/15/39	264,062		267,318
Trinity Square 2015-1A PLC, 1.79%, 7/15/51Δ,Ώ	600,000		847,521
WAMU Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A4,
2.18%, 11/25/36Δ	326,643		282,218
2.43%, 3/25/37Δ	132,140		122,295

TOTAL WHOLE LOAN			$2,722,663

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,729,928)			$2,722,663
U.S. GOVERNMENT AGENCY OBLIGATION – 1.5%
FEDERAL HOME LOAN BANK (FHLB) –1.5%
Federal Home Loan Bank Discount Notes,
0.26%, 2/10/16‡	500,000		499,964
0.26%, 2/17/16‡	600,000		599,926
0.27%, 2/12/16‡	200,000		199,982
0.27%, 2/18/16‡	1,500,000		1,499,801
0.29%, 2/19/16‡	1,200,000		1,199,817
0.30%, 2/26/16‡	1,600,000		1,599,653

TOTAL FEDERAL HOME LOAN BANK (FHLB)			$5,599,143

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION (COST $5,599,187)			$5,599,143
U.S. GOVERNMENT INFLATION-LINKED SECURITIES – 24.5%
U.S. TREASURY INFLATION INDEXED BONDS – 20.3%
U.S. Treasury Inflation Indexed Bond, 0.13%, 4/15/18	3,250,000		3,354,415

January 31, 2016 (unaudited)

48     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value
0.13%, 4/15/19	$13,500,000	$13,748,035
0.13%, 1/15/23	4,100,000	4,124,803
0.13%, 7/15/24	17,100,000	16,585,520
0.38%, 7/15/23	6,900,000	7,020,592
0.63%, 1/15/24	6,300,000	6,465,496
0.75%, 2/15/42	3,640,000	3,462,836
0.75%, 2/15/45	1,050,000	951,431
1.38%, 2/15/44	4,670,000	4,983,788
1.88%, 7/15/19	800,000	953,136
2.00%, 1/15/26	1,578,000	2,142,756
2.38%, 1/15/25	413,000	602,358
2.50%, 7/15/16	460,000	548,211
2.50%, 1/15/29	1,460,000	1,949,116
3.63%, 4/15/28	2,400,000	4,689,516
3.88%, 4/15/29	2,000,000	3,996,105

TOTAL U.S. TREASURY INFLATION INDEXED BONDS		$75,578,114
U.S. TREASURY INFLATION INDEXED NOTES –4.2%
U.S. Treasury Inflation Indexed Bond,
0.13%, 4/15/17	100,000	104,548
0.13%, 1/15/22	5,250,000	5,443,215
0.13%, 7/15/22	6,820,000	6,968,678
0.63%, 7/15/21	3,010,000	3,254,309

TOTAL U.S. TREASURY INFLATION INDEXED NOTES		$15,770,750

TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES (COST $90,263,040)		$91,348,864

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES (COST $251,311,115)		$239,683,589

	Number of Shares
REAL ESTATE RELATED SECURITIES – 42.9%
COMMON STOCKS – 9.0%
DIVERSIFIED – 0.0%**
Kiwi Property Group Ltd.	74,066	$65,949
Stride Property Ltd.	22,431	31,303

TOTAL DIVERSIFIED		$97,252
DIVERSIFIED REAL ESTATE ACTIVITIES – 4.8%
Alexander & Baldwin, Inc.	3,343	101,293
Allreal Holding AG	609	80,319
Alrov Properties & Lodgings Ltd.	1	13
Argosy Property Ltd.	58,962	43,621
CapitaLand Ltd.	180,000	391,285
City Developments Ltd.	44,000	215,836
Consolidated-Tomoka Land Co.	629	29,217
Daito Trust Construction Co. Ltd.	4,900	622,966
Daiwa House Industry Co. Ltd.	65,006	1,835,323

Description	Number of Shares	Value
DIC Asset AG	9,282	$90,189
DREAM Unlimited Corp., Class A*	14,796	78,052
Goldin Properties Holdings Ltd.*,††	110,000	75,288
Grand City Properties SA	4,050	83,909
Great Eagle Holdings Ltd.	35,000	98,308
Hang Lung Properties Ltd.	186,000	343,101
Henderson Land Development Co. Ltd.	104,400	568,673
HKR International Ltd.	60,800	25,735
Kerry Properties Ltd.	67,500	156,223
LendLease Group	36,695	342,660
Leopalace21 Corp.*	21,500	119,080
Mitsubishi Estate Co. Ltd.	205,210	4,062,477
Mitsui Fudosan Co. Ltd.	151,589	3,568,539
Mobimo Holding AG	484	102,185
Nomura Real Estate Holdings, Inc.	12,200	214,246
Patrizia Immobilien AG*	2,810	71,843
Shinoken Group Co. Ltd.	2,800	47,875
Soundwill Holdings Ltd.	54,000	61,335
Sumitomo Realty & Development Co. Ltd.	46,498	1,303,445
Sun Hung Kai Properties Ltd.	193,900	2,103,670
Takara Leben Co. Ltd.	8,800	45,242
Tejon Ranch Co.#,*	1,252	24,489
Tokyo Tatemono Co. Ltd.	9,000	96,825
Tokyu Fudosan Holdings Corp.	34,900	228,883
U & I Group PLC	18,118	54,512
United Industrial Corp. Ltd.	35,000	73,940
UOL Group Ltd.	62,000	245,625
Wheelock & Co. Ltd.	65,000	248,851

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$17,855,073
FINANCIALS – 0.1%
Catena AB	2,371	31,683
Chinese Estates Holdings Ltd.	9,000	20,567
Inmobiliaria Colonial SA*	75,340	50,470
Nam Tai Property, Inc.#	8,138	43,131
Vib Vermoegen AG	1,611	29,101

TOTAL FINANCIALS		$174,952
INDUSTRIALS – 0.0%**
Property For Industry Ltd.	30,878	32,561
OFFICE – 0.0%**
Precinct Properties New Zealand Ltd.	62,898	50,180
REAL ESTATE DEVELOPMENT – 1.1%
Aveo Group	43,613	92,764
Cheung Kong Property Holdings Ltd.	363,634	1,946,491
Conwert Immobilien Invest SE*	3,988	56,397
Forestar Group, Inc.#,*	8,144	73,948
Goldcrest Co. Ltd.	1,800	30,275

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      49

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Helical Bar PLC	12,786	$73,553
Howard Hughes Corp. (The)*	2,257	214,483
New World China Land Ltd.	264,000	256,325
Nexity SA	3,537	160,084
RMR Group, Inc.*	411	8,569
Selvaag Bolig ASA*	11,740	34,155
Sino Land Co. Ltd.	536,000	688,608
St. Modwen Properties PLC	19,036	105,428
Tag Immobilien AG	15,653	184,270
Villa World Ltd.	19,108	27,535
Wing Tai Holdings Ltd.	37,000	39,968

TOTAL REAL ESTATE DEVELOPMENT		$3,992,853
REAL ESTATE OPERATING COMPANIES – 3.0%
Aeon Mall Co. Ltd.	13,600	207,854
Airport Facilities Co. Ltd.	5,100	24,712
Atrium European Real Estate Ltd.	27,546	94,789
Atrium Ljungberg AB, Class B	2,092	30,255
Azrieli Group	2,200	77,644
Blue Square Real Estate Ltd.	1,827	61,745
Buwog AG	6,438	132,338
Capital & Counties Properties PLC	64,375	340,655
Castellum AB	12,730	189,787
Citycon OYJ	38,764	92,510
Daejan Holdings PLC	667	58,328
Deutsche Euroshop AG	4,029	172,316
Deutsche Wohnen AG*	31,774	837,688
Entra ASA*	5,463	43,018
Fabege AB	10,564	163,779
Fastighets AB Balder*	4,764	106,446
First Capital Realty, Inc.	2,164	28,917
Gazit-Globe Ltd.	8,919	70,525
Global Logistic Properties Ltd.	241,500	286,220
Grainger PLC	45,014	148,684
Hang Lung Group Ltd.	38,000	104,983
Hemfosa Fastigheter AB	9,780	96,641
Hispania Activos Inmobiliarios SA*	13,722	170,640
Hongkong Land Holdings Ltd.	190,681	1,201,451
Hufvudstaden AB	30,805	424,494
Hulic Co. Ltd.	21,000	181,078
Hysan Development Co. Ltd.	62,000	240,231
Immofinanz AG*	47,418	89,366
Intershop Holding AG	211	85,270
Jerusalem Oil Exploration*	978	37,163
Keihanshin Building Co. Ltd.	11,300	60,690
Klovern AB-B Shares*	36,260	36,194
Kungsleden AB	15,009	100,370

Description	Number of Shares	Value
LEG Immobilien AG	21,666	$1,758,670
Melisron Ltd.	1,000	31,730
Norstar Holdings, Inc.	2,510	31,791
NTT Urban Development Corp.	38,800	380,932
Olav Thon Eiendomsselskap ASA	5,280	81,076
Perennial Real Estate Holdings Ltd.*	35,647	21,208
Platzer Fastigheter Holding, Class B*	7,280	31,755
PSP Swiss Property AG	3,118	265,702
S Immo AG	10,793	89,720
Sagax AB, Class B*	6,013	44,047
Sponda OYJ	33,377	136,519
Swire Properties Ltd.	61,800	160,803
Swiss Prime Site AG	4,582	366,689
TLG Immobilien AG*	2,575	49,136
Toc Co. Ltd.	12,100	96,253
Unite Group PLC (The)	25,280	232,485
Vonovia SE	40,907	1,246,788
Wallenstam AB, Class B	20,184	143,781
Wihlborgs Fastigheter AB*	5,129	98,538

TOTAL REAL ESTATE OPERATING COMPANIES		$11,264,404

TOTAL COMMON STOCKS (COST $34,045,811)		$33,467,275
INVESTMENT COMPANIES – 0.0% **
DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**
U.K. Commercial Property Trust Ltd.*	34,242	40,600
REAL ESTATE OPERATING COMPANIES – 0.0%**
F&C Commercial Property Trust Ltd.	58,277	110,114

TOTAL INVESTMENT COMPANIES (COST $170,815)		$150,714
CONSUMER FINANCE – 0.0%**
Navient Corp. 2.55%	3,000	66,600

TOTAL PREFERRED STOCK (COST $71,100)		$66,600
REAL ESTATE INVESTMENT TRUSTS – 33.9%
DIVERSIFIED – 4.1%
Abacus Property Group	43,103	92,799
Activia Properties, Inc.	40	179,688
American Assets Trust, Inc.	4,691	175,396
ANF Immobilier	3,061	65,965
Armada Hoffler Properties, Inc.	3,286	35,390
Astro Japan Property Group	7,569	28,580
British Land Co. PLC	144,990	1,535,946
Canadian Real Estate Investment Trust	2,615	76,626
Cominar Real Estate Investment Trust	5,697	60,593
Cousins Properties, Inc.	8,308	71,615
Daiwa House Real Estate Investment Corp.	21	80,995

January 31, 2016 (unaudited)

50     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Daiwa House Residential Investment Corp.	76	$155,855
Dream Global Real Estate Investment Trust	16,351	93,958
Duke Realty Corp.	24,930	501,841
Fonciere Des Regions	2,685	228,134
Forest City Realty Trust, Inc.*	13,426	264,492
Gecina SA	7,079	909,982
Gladstone Commercial Corp.	1,641	23,466
Global Net Lease, Inc.#	17,570	122,990
Goodman Property Trust	95,812	78,039
GPT Group	406,445	1,421,776
Green Real Estate Investment Trust PLC	60,098	97,584
Growthpoint Properties Australia Ltd.	49,458	106,580
H&R Real Estate Investment Trust	3,443	46,328
Hamborner Real Estate Investment Trust AG	3,124	30,122
Hankyu Real Estate Investment Trust, Inc.	64	69,301
Heiwa Real Estate Investment Trust, Inc.	33	22,724
Investors Real Estate Trust	13,684	89,220
Kenedix Office Investment Corp.	130	658,706
Land Securities Group PLC	142,480	2,234,576
Lexington Realty Trust	18,108	132,732
Liberty Property Trust	12,423	364,242
Londonmetric Property PLC	44,648	103,283
Mapletree Greater China Commercial Trust	135,000	79,884
Mirvac Group	763,081	1,041,922
Morguard Real Estate Investment Trust	3,453	32,363
Nieuwe Steen Investments NV	77,062	313,908
NIPPON Real Estate Investment Trust Investment Corp.	11	25,078
Nomura Real Estate Master Fund, Inc.*	364	447,760
One Liberty Properties, Inc.	1,381	28,614
PS Business Parks, Inc.	1,520	131,602
Sekisui House Si Residential Investment Corp.	115	98,350
Shaftesbury PLC	20,716	248,685
Spirit Realty Capital, Inc.	99,162	1,039,218
Stockland	172,262	505,430
Sunlight Real Estate Investment Trust	177,000	84,074
Suntec Real Estate Investment Trust	189,000	211,099
Tokyu Real Estate Investment Trust, Inc.	91	107,063
Top Real Estate Investment Trust, Inc.	13	46,864
United Urban Investment Corp.	209	286,042
Washington Real Estate Investment Trust	4,991	125,923
Wereldhave NV	2,806	153,295
Whitestone Real Estate Investment Trust#	1,951	21,500
Yuexiu Real Estate Investment Trust	136,000	69,052

TOTAL DIVERSIFIED		$15,257,250
DIVERSIFIED REAL ESTATE ACTIVITIES – 0.1%
Merlin Properties Socimi SA	21,541	250,156

Description	Number of Shares	Value
FINANCIALS – 0.4%
360 Capital Industrial Fund	26,163	$44,668
Alstria Office Real Estate Investment Trust AG	8,863	110,667
Colony Starwood Homes	1,339	28,815
Independence Realty Trust, Inc.	3,871	26,362
NorthStar Realty Europe Corp.	2,897	27,348
NorthStar Realty Finance Corp.	8,693	103,186
Northview Apartment Real Estate Investment Trust	6,017	73,790
Primary Health Properties PLC	29,956	45,787
Select Income Real Estate Investment Trust	1,903	35,967
Sella Capital Real Estate Ltd.	73,191	102,718
STORE Capital Corp.	1,310	32,475
Vicinity Centres	436,241	908,198

TOTAL FINANCIALS		$1,539,981
INDUSTRIALS – 2.1%
Ascendas Real Estate Investment Trust††	204,000	334,496
BWP Trust	75,742	166,262
DCT Industrial Trust, Inc.	24,254	868,051
EastGroup Properties, Inc.	3,668	195,835
First Industrial Realty Trust, Inc.	9,049	186,319
GLP J-REIT	519	505,420
Goodman Group	96,864	424,140
Granite Real Estate Investment Trust	3,100	83,314
Hansteen Holdings PLC	69,778	110,640
Industria Real Estate Investment Trust	37,595	54,537
Industrial & Infrastructure Fund Investment Corp.	30	140,229
Japan Logistics Fund, Inc.	68	135,377
Mapletree Industrial Trust	88,000	95,237
Mapletree Logistics Trust	110,000	72,780
Monmouth Real Estate Investment Corp.	4,131	42,467
Nippon Prologis Real Estate Investment Trust, Inc.	424	754,610
Prologis, Inc.	77,812	3,071,240
Pure Industrial Real Estate Trust	20,600	65,584
Rexford Industrial Realty, Inc.	4,240	69,070
Segro PLC	55,652	349,248
STAG Industrial, Inc.	4,083	69,125
Terreno Realty Corp.	2,510	56,425
Warehouses De Pauw CVA	1,047	84,912

TOTAL INDUSTRIALS		$7,935,318
OFFICE – 6.5%
Alexandria Real Estate Equities, Inc.	14,292	1,131,641
Allied Properties Real Estate Investment Trust	2,732	64,941
Axiare Patrimonio SOCIMI SA	5,292	64,293

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      51

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Befimmo SA	1,306	$74,913
Boston Properties, Inc.	20,979	2,437,970
Brandywine Realty Trust	13,995	179,556
CapitaLand Commercial Trust	169,000	154,639
Champion Real Estate Investment Trust	308,000	144,940
Columbia Property Trust, Inc.	7,769	173,016
Confinimmo SA	1,735	188,959
Coresite Realty Corp.	1,615	103,586
Corporate Office Properties Trust	7,659	170,796
CyrusOne, Inc.	2,641	97,321
Daiwa Office Investment Corp.	25	143,051
Derwent London PLC	18,029	836,201
Dexus Property Group	49,774	262,523
Digital Realty Trust, Inc.	23,174	1,855,774
Douglas Emmett, Inc.	21,874	647,033
DuPont Fabros Technology, Inc.	7,917	262,607
Empire State Realty Trust, Inc., Class A	12,558	207,835
Equity Commonwealth*	9,064	243,731
First Potomac Realty Trust	4,414	43,213
Franklin Street Properties Corp.	9,236	90,143
Global One Real Estate Investment Corp.	19	67,087
Government Properties Income Trust#	9,510	130,572
Gramercy Property Trust	28,890	211,186
Great Portland Estates PLC	75,597	829,113
Highwoods Properties, Inc.	17,757	750,944
Hudson Pacific Properties, Inc.	4,127	104,867
ICADE	10,885	773,567
Invesco Office J-Reit, Inc.	127	108,901
Investa Office Fund	276,532	773,419
Japan Excellent, Inc.	92	102,496
Japan Prime Realty Investment Corp.	57	205,240
Japan Real Estate Investment Corp.	86	456,832
Kilroy Realty Corp.	22,661	1,266,070
Lar Espana Real Estate Socimi SA	6,433	61,414
Mack-Cali Realty Corp.	9,666	200,956
MCUBS MidCity Investment Corp.	12	35,614
Mori Hills Real Estate Investment Trust Investment Corp.	287	363,567
Mori Trust Sogo Real Estate Investment Trust, Inc.	102	170,102
New York Real Estate Investment Trust, Inc.	12,191	125,323
Nippon Building Fund, Inc.	105	543,086
Orix JREIT, Inc.	568	791,865
Paramount Group, Inc.	30,200	495,280
Parkway Properties, Inc.	8,992	121,122
Piedmont Office Realty Trust, Inc., Class A	11,569	214,142
Premier Investment Corp.	75	83,914
Prosperity Real Estate Investment Trust	91,000	31,911

Description	Number of Shares	Value
QTS Realty Trust, Inc. Class A	1,013	$46,801
SL Green Realty Corp.	18,462	1,783,614
Spring Real Estate Investment Trust	65,000	23,530
VEREIT, Inc.	142,758	1,100,664
Vornado Realty Trust	29,083	2,572,683
Workspace Group PLC	11,332	130,730

TOTAL OFFICE		$24,255,294
REAL ESTATE OPERATING COMPANIES – 0.0%**
Hersha Hospitality Trust	3,610	63,428
Picton Property Income Ltd.	33,236	33,346
Schroder Real Estate Investment Trust Ltd.	35,581	29,367

TOTAL REAL ESTATE OPERATING COMPANIES		$126,141
RESIDENTIAL – 4.5%
Advance Residence Investment Corp.	92	199,186
Aedifica SA	700	43,787
American Campus Communities, Inc.	8,709	367,520
American Homes 4 Rent, Class A	12,041	180,495
American Residential Properties, Inc.	1,532	25,952
Apartment Investment & Management Co., Class A	11,029	431,785
Ascott Residence Trust	63,000	50,940
AvalonBay Communities, Inc.	20,138	3,453,466
Boardwalk Real Estate Investment Trust	1,876	58,976
Camden Property Trust	6,413	489,312
Campus Crest Communities, Inc.*	6,423	44,447
Canadian Apartment Properties Real Estate Investment Trust	6,504	138,864
Comforia Residential Real Estate Investment Trust, Inc.	26	46,771
Education Realty Trust, Inc.	3,441	134,474
Equity Lifestyle Properties, Inc.	5,965	393,213
Equity Residential	61,022	4,704,186
Essex Property Trust, Inc.	8,780	1,871,106
Ichigo Office Real Estate Investment Trust Investment	78	57,605
InterRent Real Estate Investment Trust	6,334	30,745
Invincible Investment Corp.	166	101,885
Japan Rental Housing Investments, Inc.	99	67,184
Kenedix Residential Investment Corp.	19	44,265
Killam Apartment Real Estate Investment Trust	6,336	49,208
Mid-America Apartment Communities, Inc.	5,677	532,616
Milestone Apartments Real Estate Investment Trust	2,900	31,217
Monogram Residential Trust, Inc.#	6,266	54,640
NexPoint Residential Trust, Inc.	4,363	51,920
Nippon Accommodations Fund, Inc.	38	136,006
Post Properties, Inc.	9,796	561,213

January 31, 2016 (unaudited)

52     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Preferred Apartment Communities, Inc.#	3,500	$42,175
Silver Bay Realty Trust Corp.	4,617	64,453
Starts Proceed Investment Corp.	17	23,818
Sun Communities, Inc.	10,246	682,281
UDR, Inc.	49,814	1,772,880
UMH Properties, Inc.	3,172	29,912

TOTAL RESIDENTIAL		$16,968,503
RETAIL – 10.4%
Acadia Realty Trust	4,329	147,619
AEON Real Estate Investment Trust
Investment Corp.	95	98,897
Agree Realty Corp.	998	36,846
Alexander’s, Inc.	247	90,155
Brixmor Property Group, Inc.	9,147	243,493
CapitaLand Mall Trust	237,200	333,261
CapitaLand Retail China Trust Management Ltd.	49,000	48,725
CBL & Associates Properties, Inc.	15,254	163,980
Cedar Realty Trust, Inc.	4,681	33,048
Charter Hall Retail Real Estate Investment Trust	15,427	45,350
CT Real Estate Investment Trust	2,626	26,149
DDR Corp.	71,095	1,216,435
Equity One, Inc.	6,112	169,425
Eurocommercial Properties NV	10,559	461,545
Federal Realty Investment Trust	5,033	759,127
Fortune Real Estate Investment Trust	142,000	144,453
Frasers Centrepoint Trust	100,000	133,605
Frontier Real Estate Investment Corp.	16	65,102
Fukuoka Real Investment Trust Corp.	59	96,444
General Growth Properties, Inc.	113,150	3,172,726
Getty Realty Corp.#	5,416	96,838
Hammerson PLC	129,775	1,084,160
Inland Real Estate Corp.	6,326	67,751
Intu Properties PLC	38,766	165,893
Japan Retail Fund Investment Corp.	904	1,914,913
Kenedix Retail Real Estate Investment Trust Corp.	70	142,295
Kimco Realty Corp.	91,637	2,491,610
Kite Realty Group Trust	6,126	162,339
Klepierre	53,734	2,328,927
Link Real Estate Investment Trust	326,500	1,873,126
Macerich Co. (The)	10,576	824,611
Mapletree Commercial Trust	100,000	93,988
Mercialys SA	5,059	103,303
National Retail Properties, Inc.#	9,262	397,710
OneREIT	18,100	40,699

Description	Number of Shares	Value
Pennsylvania Real Estate Investment Trust	5,171	$101,248
Plaza Retail Real Estate Investment Trust	8,600	27,686
Ramco-Gershenson Properties Trust	5,105	87,244
Realty Income Corp.#	16,728	933,255
Regency Centers Corp.	10,527	762,050
Retail Opportunity Investments Corp.	8,569	158,441
Retail Properties of America, Inc.	17,621	273,302
RioCan Real Estate Investment Trust	10,197	180,080
Rouse Properties, Inc.#	2,250	39,375
Saul Centers, Inc.	957	48,683
Scentre Group	700,160	2,187,129
Shopping Centres Australasia Property Group	34,722	53,016
Simon Property Group, Inc.	40,783	7,597,057
Smart Real Estate Investment Trust	7,151	158,038
Tanger Factory Outlet Centers, Inc.	7,218	230,904
Taubman Centers, Inc.	4,721	335,380
Unibail-Rodamco SE	14,896	3,754,691
Urban Edge Properties	6,543	158,995
Urstadt Biddle Properties, Inc., Class A	1,937	39,321
Vastned Retail NV	1,260	55,166
Weingarten Realty Investors	8,402	293,146
Westfield Corp.	263,105	1,872,938
WP GLIMCHER, Inc.	13,271	120,501

TOTAL RETAIL		$38,742,194
SPECIALIZED – 5.8%
ALE Property Group	22,174	60,252
Apple Hospitality Real Estate Investment Trust, Inc.#	6,577	120,293
Ashford Hospitality Prime, Inc.	8,237	90,525
Ashford Hospitality Trust, Inc.	4,355	24,214
Big Yellow Group PLC	12,620	138,984
Care Capital Properties, Inc.	5,287	158,293
CareTrust Real Estate Investment Trust, Inc.#	2,417	24,798
CDL Hospitality Trusts	50,000	45,990
Chatham Lodging Trust	1,959	36,947
Chesapeake Lodging Trust	4,775	119,948
Corrections Corp. of America	8,704	250,762
CubeSmart	11,837	370,380
DiamondRock Hospitality Co.	14,595	121,138
EPR Properties	4,615	276,669
Extra Space Storage, Inc.	8,213	744,837
FelCor Lodging Trust, Inc.	8,425	58,638
First Real Estate Investment Trust	92,000	75,668
Folkestone Education Trust	17,729	28,238
Gaming and Leisure Properties, Inc.	7,800	203,424
Geo Group, Inc. (The)	5,461	161,536
HCP, Inc.	30,551	1,098,003

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      53

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
Healthcare Realty Trust, Inc.	26,519	$770,112
Healthcare Trust of America, Inc. Class A	26,299	737,424
Hospitality Properties Trust	11,737	276,876
Host Hotels & Resorts, Inc.	134,911	1,868,517
InnVest Real Estate Investment Trust	11,769	43,265
Iron Mountain, Inc.	12,126	333,950
Japan Hotel REIT Investment Corp.	196	148,849
LaSalle Hotel Properties	7,852	174,000
LTC Properties, Inc.	2,588	115,244
Medical Properties Trust, Inc.	12,856	141,416
National Health Investors, Inc.	2,193	133,071
New Senior Investment Group, Inc.	11,114	102,138
NorthWest Healthcare Properties Real Estate Investment Trust	7,900	49,230
Omega Healthcare Investors, Inc.	11,146	353,440
Parkway Life Real Estate Investment Trust	54,000	85,776
Pebblebrook Hotel Trust	27,173	663,565
Physicians Realty Trust	4,394	75,006
Public Storage	18,468	4,682,746
Regal Real Estate Investment Trust	106,000	24,623
RLJ Lodging Trust	9,851	180,175
Ryman Hospitality Properties, Inc.#	3,803	178,551
Sabra Health Care Real Estate Investment Trust, Inc.	4,628	84,970
Safestore Holdings PLC	52,760	258,214
Senior Housing Properties Trust	10,444	151,229
Sovran Self Storage, Inc.	2,465	277,756
Summit Hotel Properties, Inc.	6,545	66,432
Sunstone Hotel Investors, Inc.	57,796	686,617
Universal Health Realty Income Trust	969	49,254
Ventas, Inc.	21,701	1,200,499
Welltower, Inc.	55,354	3,444,125
Xenia Hotels & Resorts, Inc.#	5,707	83,493

TOTAL SPECIALIZED		$21,650,100

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $112,613,682)		$126,724,937

TOTAL REAL ESTATE RELATED SECURITIES (COST $146,901,408)		$160,409,526

Description	Number of Shares	Value
COMMODITY RELATED SECURITIES –7.2%
INVESTMENT COMPANIES – 7.2%
COMMODITY FUNDS – 7.2%
Credit Suisse Commodity Return Strategy Fund, Class I*	4,397,805	$19,570,234
PIMCO CommoditiesPLUS Strategy Fund, Institutional Shares*	1,426,317	7,259,956

TOTAL COMMODITY FUNDS		$26,830,190

TOTAL INVESTMENT COMPANIES (COST $40,066,510)		$26,830,190

TOTAL COMMODITY RELATED SECURITY (COST $40,066,510)		$26,830,190

	Notional Amount
PURCHASED OPTIONS – 0.0%**
CALL OPTIONS – 0.0%**
IRO USD 1Y CBK, Strike Price $0.02, Expiring 4/11/2016	$30,700,000	$38
IRO USD 1Y GLM, Strike Price $0.02, Expiring 4/29/2016	12,200,000	41
IRO USD 1Y MYC, Strike Price $0.02, Expiring 4/06/2016	11,500,000	10

TOTAL CALL OPTIONS		$89

	Contracts
PUT OPTIONS – 0.0%**
3M GBP LIBOR MDCRV Option Mar16, Strike Price $98.88, Expiring 3/11/2016	57	$254
ICE A PUT UK 90 DAY LIBOR, Strike Price $0.99, Expiring 12/21/2016	191	1,701

TOTAL PUT OPTIONS		$1,955

	Notional Amount
PUT OPTIONS – 0.0%**
IRO USD 1Y CBK, Strike Price $1.50, Expiring 7/05/2016	$29,900,000	$1,734
IRO USD 1Y Dub, Strike Price $1.25, Expiring 7/05/2016	55,000,000	9,772
IRO USD 1Y GLM, Strike Price $1.50, Expiring 7/11/2016	32,400,000	2,193
IRO USD 1Y MYC, Strike Price $0.01, Expiring 6/01/2016	14,900,000	7,039
IRO USD 1Y MYC, Strike Price $0.01, Expiring 6/23/2016	15,000,000	6,998

January 31, 2016 (unaudited)

54     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Notional Amount	Value
IRO USD 30Y MYC, Strike Price $0.03, Expiring 12/11/2017	$1,000,000	$65,422
IRO USD 5Y5Y FBF, Strike Price $3.40, Expiring 12/05/2016	3,800,000	11,647

TOTAL PUT OPTIONS		$104,805

TOTAL PURCHASED OPTIONS (COST $332,506)		$106,849

	Number of Shares
SHORT-TERM INVESTMENTS – 3.8%
MONEY MARKET FUNDS – 3.8%
Dreyfus Cash Management Fund, Institutional Shares, 0.28%^	14,070,914	$14,070,914

TOTAL SHORT-TERM INVESTMENT (COST $14,070,914)		$14,070,914

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.5%
REPURCHASE AGREEMENT – 0.5%
Citigroup Global Markets, Inc., 0.34%, dated 1/29/16, due 2/01/16, repurchase price $365,896, collateralized by U.S. Government & Treasury Securities 0.00% to 9.50%, maturing 3/20/16 to 3/20/62; total market value of $373,204.	$365,886	$365,886
Daiwa Capital Markets America, 0.38%, dated 1/29/16, due 2/01/16, repurchase price $365,898, collateralized by U.S. Government & Treasury Securities 0.00% to 7.25%, maturing 3/23/16 to 2/01/49; total market value of $373,204.	365,886	365,886
HSBC Securities USA, Inc., 0.30%, dated 1/29/16, due 2/01/16, repurchase price $22,972, collateralized by U.S. Government Securities 0.00% to 7.25%, maturing 2/22/16 to 1/15/37; total market value of $23,431.	22,971	22,971
HSBC Securities USA, Inc., 0.31%, dated 1/29/16, due 2/01/16, repurchase price $73,299, collateralized by U.S. Government Securities 2.50% to 6.00%, maturing 1/01/28 to 1/01/46; total market value of $74,763.	73,297	73,297
ING Financial Markets LLC, 0.32%, dated 1/29/16, due 2/01/16, repurchase price $365,896, collateralized by U.S. Government Securities 1.70% to 6.26%, maturing 1/01/19 to 8/01/46; total market value of $373,205.	365,886	365,886
Mizuho Securities USA, Inc., 0.35%, dated 1/29/16, due 2/01/16, repurchase price $365,897, collateralized by U.S. Government Securities 0.00% to 9.50%, maturing 10/01/19 to 7/01/43; total market value of $373,204.	365,886	365,886

Description	Par Value	Value
TD Securities (USA) LLC, 0.35% dated 1/29/16, due 2/01/16, repurchase price $365,897, collateralized by U.S. Government Securities 2.50% to 4.00%, maturing 9/01/26 to 9/01/45; total market value of $373,203.	$365,886	$365,886

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,925,698)		$1,925,698

TOTAL INVESTMENTS IN SECURITIES BEFORE WRITTEN OPTIONS – 118.6%ø (COST $454,608,151)		$443,026,766

	Contracts
WRITTEN OPTIONS – (0.1%)
CALL OPTION – 0.0%**
3M GBP LIBOR MDCRV Option Mar16, Strike Price $99.25, Expiring 3/11/2016	(57)	$(14,721)

TOTAL CALL OPTION		$(14,721)

	Notional Amount
CALL OPTIONS – (0.1%)
CDX IG25 5Y V1 BRC, Strike Price $0.90, Expiring 4/20/2016	$(400,000)	$(427)
CDX IG25 5Y V1 BRC, Strike Price $0.95, Expiring 4/20/2016	(200,000)	(376)
CDX IG25 5Y V1 FBF, Strike Price $0.90, Expiring 4/20/2016	(200,000)	(214)
CDX IG25 5Y V1 MYC, Strike Price $0.95, Expiring 4/20/2016	(400,000)	(752)
INF CAP Fwd EUR 20Y GLM, Strike Price $0.03, Expiring 6/22/2035	(700,000)	(11,578)
INF CAP U.S. 1Y DUB, Strike Price $0.03, Expiring 6/01/2016	(600,000)	—
INF CAP U.S. YOY, Strike Price $0.03, Expiring 4/10/2020	(8,300,000)	(76,235)
IRO USD 5Y GLM, Strike Price $0.02, Expiring 3/14/2016	(8,500,000)	(48,776)
IRO USD 5Y GLM, Strike Price $0.03, Expiring 2/18/2016	(7,200,000)	(49,430)
IRO USD 5Y5Y FBF, Strike Price $2.30, Expiring 4/25/2016	(2,800,000)	(15,962)
IRO USD 5Y5Y FBF, Strike Price $2.40, Expiring 12/05/2016	(3,800,000)	(51,461)
IRO USD 5Y5Y MYC, Strike Price $2.30, Expiring 4/19/2016	(3,200,000)	(17,422)

TOTAL CALL OPTIONS		$(272,633)

Description	Contracts	Value
PUT OPTIONS – 0.0%**
3M GBP LIBOR MDCRV Option Mar16, Strike Price $98.63, Expiring 3/11/2016	(57)	$—

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      55

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Contracts	Value
ICE A PUT UK 90 DAY LIBOR, Strike Price $0.98, Expiring 12/21/2016	(191)	$—

TOTAL PUT OPTIONS		$—

	Notional Amount
PUT OPTIONS – 0.0%**
CDX IG25 5Y V1 BOA, Strike Price $1.60, Expiring 4/20/2016	$(200,000)	$(170)
CDX IG25 5Y V1 BOA, Strike Price $1.70, Expiring 4/20/2016	(600,000)	(365)
CDX IG25 5Y V1 BRC, Strike Price $1.50, Expiring 4/20/2016	(200,000)	(227)
CDX IG25 5Y V1 BRC, Strike Price $1.60, Expiring 4/20/2016	(200,000)	(170)
CDX IG25 5Y V1 CBK, Strike Price $1.50, Expiring 4/20/2016	(200,000)	(227)
CDX IG25 5Y V1 FBF, Strike Price $1.60, Expiring 4/20/2016	(400,000)	(341)
CDX IG25 5Y V1 JPM, Strike Price $1.10, Expiring 2/17/2016	(400,000)	(372)
CDX IG25 5Y V1 JPM, Strike Price $1.20, Expiring 4/20/2016	(400,000)	(153)
INF FLOOR U.S. YOY, Strike Price $0.00, Expiring 4/10/2020	(8,300,000)	(3,796)

Description	Notional Amount	Value
IRO USD 5Y MYC, Strike Price $0.03, Expiring 12/11/2017	$(4,200,000)	$(40,410)

TOTAL PUT OPTIONS		$(46,231)
PUT SWAPTIONS – 0.0%**
INF CAP U.S. 10Y JPM, Strike Price $0.04, Expiring 4/22/2024	(1,300,000)	(947)
INF CAP U.S. 10Y JPM, Strike Price $0.04, Expiring 5/16/2024	(100,000)	(79)
INF FLOOR U.S. YOY JPM, Strike Price $0.02, Expiring 3/24/2020	(2,300,000)	(26,880)
INF FLOOR USD, Strike Price $2.17, Expiring 4/07/2020	(2,600,000)	(1,575)

TOTAL PUT SWAPTIONS		$(29,481)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $359,314)		$(363,066)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS – 118.5%		$442,663,700
COLLATERAL FOR SECURITIES ON LOAN – (0.5%)		(1,925,698)
OTHER LIABILITIES LESS ASSETS – (18.0%)		(67,120,459)

TOTAL NET ASSETS – 100.0%		$373,617,543

Cost of investments for Federal income tax purposes is $463,981,623. The net unrealized appreciation/(depreciation) of investments was $(20,954,857). This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $25,201,373 and net unrealized depreciation from investments for those securities having an excess of cost over value of $46,156,230.

January 31, 2016 (unaudited)

56     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Inflation-Linked & Fixed Income Securities
Asset-Backed Securities	$—	$5,762,182	$—	$5,762,182
Corporate Bonds	—	24,026,635	—	24,026,635
Foreign Government Inflation-Linked Securities	—	85,720,609	—	85,720,609
Foreign Government Securities	—	24,503,493	—	24,503,493
Mortgage-Backed Securities	—	2,722,663	—	2,722,663
U.S. Government Agency Obligation	—	5,599,143	—	5,599,143
U.S. Government Inflation-Linked Securities	—	91,348,864	—	91,348,864
Real Estate Related Securities
Common Stocks	33,360,684	106,591	—	33,467,275
Investment Companies	—	150,714	—	150,714
Preferred Stock	66,600	—	—	66,600
Real Estate Investment Trusts	126,345,091	379,846	—	126,724,937
Commodity Related Securities
Investment Companies	26,830,190	—	—	26,830,190
Purchased Options	—	106,849	—	106,849
Short-Term Investments
Money Market Fund	14,070,914	—	—	14,070,914
Repurchase Agreements	—	1,925,698	—	1,925,698

Total Investments in Securities	200,673,479	242,353,287	—	443,026,766

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$4,348,948	$—	$4,348,948
Financial Futures Contracts	81,147	—	—	81,147
Credit Default Swaps	—	2,382	—	2,382
Interest Rate Swaps	—	834,104	—	834,104

Total Assets	200,754,626	247,538,721	—	448,293,347

Liabilities
Other Financial Instruments!
Written Options	$—	$(363,066)	$—	$(363,066)
Forward Foreign Currency Contracts	—	(1,080,927)	—	(1,080,927)
Financial Futures Contracts	(325,186)	—	—	(325,186)
Credit Default Swaps	—	(248,989)	—	(248,989)
Interest Rate Swaps	—	(2,823,767)	—	(2,823,767)

Total Liabilities	$(325,186)	$(4,516,749)	$—	$(4,841,935)

!	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments. Financial futures contracts, credit default swaps, interest rate swaps and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument and written options are reported at their market value at period end.

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      57

Wilmington Multi-Manager Real Asset Fund (continued)

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolio of Investments.
Δ	Floating rate note with current rate and stated maturity date shown.
‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.
^	7-Day net yield.
*	Non-income producing security.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At January 31, 2016, the value of these securities amounted to $409,784 representing 0.11% of total net assets.
Ώ	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2016, these liquid restricted securities amounted to $11,644,370 representing 3.12% of total net assets.
Ø	On January 31, 2016, the Fund utilized International Fair Value pricing, as defined in Note 2 in Notes to Portfolios of Investments. The value of these securities amounted to $227,637 representing 0.06% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ETF - Exchange Traded Fund

LLC - Limited Liability Corporation

LP - Limited Partnership

GMTN - Global Medium Term Note

MTN - Medium Term Note

OAT - Obligations Assimilables

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depository Receipts

Currency Code	Currency
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

At January 31, 2016, the Wilmington Multi-Manager Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
2/2/2016	JP Morgan Securities	39,304,855 Brazilian Real	$9,421,106	$9,826,705	$405,599
2/2/2016	Brown Brothers Harriman & Co.	12,406,394 Japanese Yen	106,165	102,478	(3,687)
2/2/2016	Societe General Securities	11,300,000 Euro	12,140,756	12,241,228	100,472
2/2/2016	Barclays Bank International	8,800,000 Pound Sterling	12,907,219	12,539,185	(368,034)
2/2/2016	Banc of America Securities	3,685,000 Swedish Krona	432,405	429,290	(3,115)
2/2/2016	Banc of America Securities	2,535,000 Swedish Krona	297,931	295,319	(2,612)
2/2/2016	Banc of America Securities	2,080,000 Swedish Krona	244,575	242,313	(2,262)
2/2/2016	Banc of America Securities	1,540,000 Danish Krone	225,569	223,545	(2,024)
2/2/2016	Banc of America Securities	832,000 Pound Sterling	1,212,271	1,185,523	(26,748)
2/2/2016	JP Morgan Securities	659,000 Pound Sterling	977,208	939,014	(38,194)
2/2/2016	Citigroup Global Markets	85,000 Euro	91,280	92,080	800
2/11/2016	Banc of America Securities	1,009,000 Euro	1,107,012	1,093,318	(13,694)
2/11/2016	Chase Manhattan Corp.	343,000 New Zealand Dollar	223,650	221,968	(1,682)
2/11/2016	Deutsche Bank	26,000 Australian Dollar	18,759	18,392	(367)
2/12/2016	Deutsche Bank	1,953,482,656 Colombian Peso	594,667	594,470	(197)
2/12/2016	HSBC Securities, Inc.	1,202,757,134 Colombian Peso	368,926	366,015	(2,911)
2/12/2016	Goldman Sachs & Company	292,449,918 Colombian Peso	89,486	88,996	(490)
2/12/2016	Goldman Sachs & Company	176,460,260 Colombian Peso	54,399	53,699	(700)
2/26/2016	JP Morgan Securities	585,726 Singapore Dollar	410,000	410,954	954
3/2/2016	Citigroup Global Markets	8,300,000 Swedish Krona	970,849	967,796	(3,053)
3/2/2016	Banc of America Securities	3,779,874 Brazilian Real	919,454	936,562	17,108
3/2/2016	JP Morgan Securities	2,455,000 Euro	2,672,343	2,661,391	(10,952)

January 31, 2016 (unaudited)

58     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED (continued)
3/2/2016	Citigroup Global Markets	1,032,000 Euro	$1,126,676	$1,118,760	$(7,916)
3/2/2016	JP Morgan Securities	471,000 Canadian Dollar	334,500	336,210	1,710
3/14/2016	HSBC Securities, Inc.	17,292,000 Mexican Peso	958,723	950,533	(8,190)
3/14/2016	Barclays Bank International	3,386,000 Mexican Peso	196,498	186,127	(10,371)
5/24/2016	HSBC Securities, Inc.	540,865,400 South Korean Won	449,000	450,013	1,013
5/24/2016	Citigroup Global Markets	149,907,928 Indian Rupee	2,199,353	2,165,542	(33,811)
5/24/2016	Credit Suisse	36,192,000 South Korean Won	30,000	30,113	113
5/24/2016	HSBC Securities, Inc.	1,484,120 Taiwan Dollar	44,000	44,575	575
5/24/2016	JP Morgan Securities	1,415,610 Taiwan Dollar	42,000	42,517	517
CONTRACTS SOLD
2/2/2016	JP Morgan Securities	461,900,000 Japanese Yen	3,819,320	3,815,306	4,014
2/2/2016	Deutsche Bank	37,498,724 Brazilian Real	9,476,315	9,375,150	101,165
2/2/2016	JP Morgan Securities	21,071,468 Pound Sterling	31,270,734	30,024,890	1,245,844
2/2/2016	Banc of America Securities	20,835,000 Euro	22,909,749	22,570,441	339,308
2/2/2016	Societe General Securities	5,952,000 Euro	6,405,899	6,447,769	(41,870)
2/2/2016	JP Morgan Securities	5,593,841 New Zealand Dollar	3,825,131	3,622,297	202,834
2/2/2016	Citigroup Global Markets	5,248,000 Pound Sterling	7,703,297	7,477,914	225,383
2/2/2016	JP Morgan Securities	4,403,000 Pound Sterling	6,453,162	6,273,867	179,295
2/2/2016	Banc of America Securities	1,469,689 Brazilian Real	364,787	367,441	(2,654)
2/2/2016	Citigroup Global Markets	427,000 Euro	463,821	462,567	1,254
2/2/2016	Goldman Sachs & Company	336,441 Brazilian Real	82,857	84,114	(1,257)
2/2/2016	Citigroup Global Markets	243,000 Euro	265,520	263,241	2,279
2/2/2016	JP Morgan Securities	216,000 Euro	235,439	233,992	1,447
2/11/2016	Chase Manhattan Corp.	32,095,000 Danish Krone	4,687,395	4,660,199	27,196
2/11/2016	JP Morgan Securities	5,755,000 Swedish Krona	677,711	670,650	7,061
2/11/2016	Goldman Sachs & Company	2,560,000 Swedish Krona	293,816	298,326	(4,510)
2/11/2016	Chase Manhattan Corp.	2,540,000 Canadian Dollar	1,914,851	1,813,115	101,736
2/11/2016	HSBC Securities, Inc.	2,435,000 Swedish Krona	280,631	283,759	(3,128)
2/11/2016	Deutsche Bank	1,275,000 Swedish Krona	146,502	148,580	(2,078)
2/11/2016	HSBC Securities, Inc.	492,000 New Zealand Dollar	322,337	318,391	3,946
2/11/2016	Chase Manhattan Corp.	281,000 Australian Dollar	197,377	198,778	(1,401)
2/11/2016	Deutsche Bank	254,574 Canadian Dollar	191,000	181,721	9,279
2/12/2016	HSBC Securities, Inc.	4,073,311,320 Colombian Peso	1,387,604	1,239,562	148,042
2/12/2016	Chase Manhattan Corp.	220,600,000 Japanese Yen	1,792,703	1,822,538	(29,835)
2/26/2016	Banc of America Securities	34,158,671 Thai Baht	951,495	955,254	(3,759)
2/26/2016	JP Morgan Securities	31,413,980 Taiwan Dollar	963,471	942,351	21,120
2/26/2016	Goldman Sachs & Company	8,640,420 Taiwan Dollar	258,000	259,194	(1,194)
2/26/2016	Barclays Bank International	5,611,200 Taiwan Dollar	167,000	168,324	(1,324)
2/26/2016	HSBC Securities, Inc.	1,795,201 Singapore Dollar	1,272,606	1,259,539	13,067
2/26/2016	Credit Suisse	544,168 Singapore Dollar	379,000	381,796	(2,796)
2/26/2016	HSBC Securities, Inc.	65,932 Singapore Dollar	46,000	46,259	(259)
3/2/2016	JP Morgan Securities	633,400,000 Japanese Yen	5,360,035	5,234,798	125,237
3/2/2016	JP Morgan Securities	39,304,855 Brazilian Real	9,344,949	9,738,796	(393,847)
3/2/2016	Banc of America Securities	20,431,468 Pound Sterling	29,125,466	29,113,875	11,591
3/2/2016	Banc of America Securities	16,288,000 Euro	17,766,055	17,657,326	108,729
3/2/2016	HSBC Securities, Inc.	5,593,841 New Zealand Dollar	3,606,277	3,615,751	(9,474)
3/2/2016	JP Morgan Securities	112,000 Canadian Dollar	79,373	79,948	(575)
3/14/2016	Goldman Sachs & Company	146,769,224 Mexican Peso	8,559,170	8,067,833	491,337
3/15/2016	Citigroup Global Markets	10,720,177 Turkish Lira	3,551,727	3,582,942	(31,215)

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      59

Wilmington Multi-Manager Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD (continued)
3/15/2016	Citigroup Global Markets	750,000 Turkish Lira	$243,911	$250,668	$(6,757)
5/12/2016	Banc of America Securities	35,691,706 South African Rand	2,412,580	2,202,669	209,911
5/12/2016	JP Morgan Securities	2,200,181 South African Rand	148,125	135,781	12,344
5/24/2016	JP Morgan Securities	2,109,119,300 South Korean Won	1,752,852	1,754,836	(1,984)
10/4/2016	Banc of America Securities	1,600,000 Brazilian Real	405,988	370,600	35,388
10/4/2016	JP Morgan Securities	1,500,000 Brazilian Real	378,979	347,438	31,541
10/4/2016	JP Morgan Securities	1,000,000 Brazilian Real	241,546	231,625	9,921
10/4/2016	Citigroup Global Markets	700,000 Brazilian Real	169,598	162,138	7,460
1/4/2017	JP Morgan Securities	6,800,000 Brazilian Real	1,599,624	1,531,944	67,680
1/4/2017	Goldman Sachs & Company	6,800,000 Brazilian Real	1,590,867	1,531,944	58,923
1/4/2017	Deutsche Bank	2,200,000 Brazilian Real	505,481	495,629	9,852
1/4/2017	Deutsche Bank	500,000 Brazilian Real	118,546	112,643	5,903
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$3,268,021

At January 31, 2016, the Wilmington Multi-Manager Real Asset Fund had the following outstanding foreign exchange contracts:

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
2/1/2016	Brown Brothers Harriman & Co.	37,759 Australian Dollar	$26,620	$26,724	$104
2/2/2016	JP Morgan Securities	633,400,000 Japanese Yen	5,357,536	5,231,900	(125,636)
2/2/2016	Deutsche Bank	37,498,724 Brazilian Real	9,275,434	9,375,150	99,716
2/2/2016	Banc of America Securities	20,431,468 Pound Sterling	29,125,057	29,112,949	(12,108)
2/2/2016	Banc of America Securities	16,288,000 Euro	17,753,920	17,644,701	(109,219)
2/2/2016	HSBC Securities, Inc.	5,593,841 New Zealand Dollar	3,612,626	3,622,297	9,671
2/2/2016	Banc of America Securities	5,249,563 Brazilian Real	1,298,497	1,312,456	13,959
2/2/2016	Credit Suisse	3,779,874 Brazilian Real	917,000	945,016	28,016
2/2/2016	Goldman Sachs & Company	336,441 Brazilian Real	83,220	84,114	894
2/2/2016	Brown Brothers Harriman & Co.	36,232 Hong Kong Dollar	4,655	4,657	2
2/2/2016	Brown Brothers Harriman & Co.	4,978 Australian Dollar	3,535	3,523	(12)
2/3/2016	Brown Brothers Harriman & Co.	32,977 Australian Dollar	23,358	23,336	(22)
CONTRACTS SOLD
2/1/2016	Brown Brothers Harriman & Co.	30,926 Hong Kong Dollar	3,969	3,975	(6)
2/1/2016	Brown Brothers Harriman & Co.	25,599 Singapore Dollar	17,920	17,969	(49)
2/2/2016	JP Morgan Securities	171,500,000 Japanese Yen	1,448,847	1,416,594	32,253
2/2/2016	JP Morgan Securities	39,304,855 Brazilian Real	9,722,186	9,826,705	(104,519)
2/2/2016	Citigroup Global Markets	8,300,000 Swedish Krona	970,018	966,921	3,097
2/2/2016	Credit Suisse	3,779,874 Brazilian Real	934,964	945,016	(10,052)
2/2/2016	Banc of America Securities	3,779,874 Brazilian Real	927,008	945,016	(18,008)
2/2/2016	Deutsche Bank	1,047,000 Pound Sterling	1,487,986	1,491,878	(3,892)
2/2/2016	Brown Brothers Harriman & Co.	64,785 Singapore Dollar	45,411	45,476	(65)
2/3/2016	Brown Brothers Harriman & Co.	30,369,990 Japanese Yen	250,726	250,870	(144)
2/3/2016	Brown Brothers Harriman & Co.	47,474 Singapore Dollar	33,317	33,322	(5)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$(196,025)

January 31, 2016 (unaudited)

60     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

At January 31, 2016, the Wilmington Multi-Manager Real Asset Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
LONG POSITIONS:
5YR U.S. Treasury Note(CBT)	March 2016	38	$4,504,384	$4,585,531	$81,147
SHORT POSITIONS:
10YR US Treasury Note(CBT)	March 2016	76	9,614,470	9,847,938	(233,468)
US LONG BOND(CBT)	March 2016	23	3,612,000	3,703,718	(91,718)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$(244,039)

At January 31, 2016, the Wilmington Multi-Manager Real Asset Fund had open interest rate swap contracts as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CENTRALLY CLEARED
Chicago Mercantile Exchange#	9/29/22	$36,400,000	5.78%	28 Day MXN TIIE	$33,154	$(4,347)	$37,501
Chicago Mercantile Exchange*	10/06/22	7,000,000	5.78%	28 Day MXN TIIE	6,303	924	5,379
Chicago Mercantile Exchange*	12/16/17	7,100,000	1.50%	3 Month USD LIBOR	(90,798)	(70,645)	(20,153)
Chicago Mercantile Exchange#	6/15/18	6,400,000	1.25%	3 Month USD LIBOR	37,025	(3,642)	40,667
Chicago Mercantile Exchange*	12/16/20	2,000,000	2.00%	3 Month USD LIBOR	(67,981)	(48,929)	(19,052)
Chicago Mercantile Exchange#	12/16/22	700,000	2.25%	3 Month USD LIBOR	32,751	4,860	27,891
Chicago Mercantile Exchange#	9/16/25	1,100,000	2.23%	3 Month USD LIBOR	(42,992)	—	(42,992)
Chicago Mercantile Exchange#	9/16/25	600,000	2.22%	3 Month USD LIBOR	(23,042)	—	(23,042)
Chicago Mercantile Exchange#	10/02/25	3,900,000	2.35%	3 Month USD LIBOR	(193,186)	—	(193,186)
Chicago Mercantile Exchange#	10/28/25	20,300,000	2.80%	3 Month USD LIBOR	(397,087)	(104,932)	(292,155)
London Clearing House*	6/15/26	2,500,000	2.25%	3 Month USD LIBOR	(85,732)	(10,246)	(75,486)
London Clearing House*	12/16/45	300,000	2.75%	3 Month USD LIBOR	(31,879)	15,974	(47,853)
Chicago Mercantile Exchange*	12/31/16	25,600,000	1.60%	6 Month GBP LIBOR	295,741	—	295,741
Chicago Mercantile Exchange*	3/16/18	12,300,000	1.50%	6 Month GBP LIBOR	(241,730)	(138,291)	(103,439)
Chicago Mercantile Exchange*	12/31/19	10,500,000	2.27%	6 Month GBP LIBOR	(717,616)	—	(717,616)
Chicago Mercantile Exchange*	9/18/23	140,000,000	1.00%	6 Month JPY LIBOR	(74,180)	(9,264)	(64,916)
Chicago Mercantile Exchange*	9/18/23	120,000,000	1.00%	6 Month JPY LIBOR	(63,583)	(6,099)	(57,484)
Chicago Mercantile Exchange*	3/20/24	60,000,000	1.00%	6 Month JPY LIBOR	(32,819)	(21,678)	(11,141)
London Clearing House*	12/16/25	4,500,000	2.50%	6 Month USD LIBOR	(293,787)	68,277	(362,064)
					$(1,951,438)	$(328,038)	$(1,623,400)
OVER THE COUNTER
HSBC Bank USA NA#	1/02/18	$3,300,000	13.03%	BRL Cetip	$(25,933)	$(2,731)	$(23,202)
Goldman Sachs Group, Inc.#	1/02/18	2,500,000	13.03%	BRL Cetip	(19,646)	1,168	(20,814)
Credit Suisse International#	1/02/18	1,400,000	13.73%	BRL Cetip	(7,199)	34	(7,233)
Barclays Bank PLC#	1/02/18	1,100,000	13.03%	BRL Cetip	(8,644)	(110)	(8,534)
JP Morgan Chase Bank NA#	1/02/18	600,000	13.03%	BRL Cetip	(4,715)	(626)	(4,089)
Deutsche Bank AG#	1/04/21	5,100,000	14.50%	BRL Cetip	(39,706)	—	(39,706)
HSBC Securities, Inc.#	1/04/21	3,100,000	14.50%	BRL Cetip	(24,135)	(174)	(23,961)
HSBC Securities, Inc.#	1/04/21	2,500,000	13.45%	BRL Cetip	(38,245)	279	(38,524)
HSBC Securities, Inc.#	1/04/21	2,400,000	13.42%	BRL Cetip	(37,211)	—	(37,211)
JP Morgan Bank*	10/15/17	600,000	0.58%	Eurostat Eurozone HICP Ex Tobacco	(3,223)	—	(3,223)
Deutsche Bank AG*	10/15/17	400,000	0.58%	Eurostat Eurozone HICP Ex Tobacco	(2,148)	(40)	(2,108)
Deutsche Bank AG*	10/15/17	200,000	0.57%	Eurostat Eurozone HICP Ex Tobacco	(1,030)	—	(1,030)
Credit Suisse International*	8/15/18	3,500,000	4.70%	Eurostat Eurozone HICP Ex Tobacco	(2,257)	(522)	(1,735)
Citibank NA*	8/15/18	400,000	6.55%	Eurostat Eurozone HICP Ex Tobacco	(2,225)	(459)	(1,766)
Deutsche Bank AG*	9/15/18	1,300,000	0.60%	Eurostat Eurozone HICP Ex Tobacco	(4,907)	—	(4,907)

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      61

Wilmington Multi-Manager Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse International*	9/15/18	$800,000	6.15%	Eurostat Eurozone HICP Ex Tobacco	$(3,290)	$—	$(3,290)
Citigroup Global Markets*	9/15/18	500,000	0.64%	Eurostat Eurozone HICP Ex Tobacco	(2,478)	—	(2,478)
Goldman Sachs Group, Inc.*	9/15/18	500,000	0.65%	Eurostat Eurozone HICP Ex Tobacco	(2,647)	—	(2,647)
Goldman Sachs Group, Inc.*	10/15/18	6,200,000	0.65%	Eurostat Eurozone HICP Ex Tobacco	(27,777)	2,139	(29,916)
Deutsche Bank AG*	10/15/18	3,000,000	6.50%	Eurostat Eurozone HICP Ex Tobacco	(13,440)	1,816	(15,256)
Citibank NA*	10/15/18	600,000	6.50%	Eurostat Eurozone HICP Ex Tobacco	(2,688)	—	(2,688)
Societe General Securities*	10/15/18	600,000	6.80%	Eurostat Eurozone HICP Ex Tobacco	(3,295)	223	(3,518)
Goldman Sachs Group, Inc.#	1/14/30	1,180,000	3.14%	UK RPI All Items NSA	60,942	—	60,942
Goldman Sachs Group, Inc.#	4/15/30	1,100,000	3.20%	UK RPI All Items NSA	56,876	—	56,876
Goldman Sachs Group, Inc.#	5/15/30	600,000	3.32%	UK RPI All Items NSA	48,505	—	48,505
Citibank NA#	5/15/30	300,000	3.35%	UK RPI All Items NSA	26,792	—	26,792
Credit Suisse International#	5/15/30	100,000	3.35%	UK RPI All Items NSA	9,001	—	9,001
Deutsche Bank AG#	8/15/30	400,000	3.32%	UK RPI All Items NSA	27,760	1,553	26,207
Bank of America NA#	4/08/35	600,000	3.31%	UK RPI All Items NSA	28,310	—	28,310
Credit Suisse International#	4/15/35	700,000	3.34%	UK RPI All Items NSA	41,351	359	40,992
Goldman Sachs Group, Inc.#	4/15/35	200,000	3.36%	UK RPI All Items NSA	13,671	—	13,671
Credit Suisse International#	1/12/45	100,000	3.33%	UK RPI All Items NSA	4,663	1,044	3,619
Deutsche Bank AG*	11/29/16	3,500,000	1.85%	US Urban Consumers NSA	(105,438)	—	(105,438)
Deutsche Bank AG*	2/10/17	6,200,000	1.93%	US Urban Consumers NSA	(192,238)	—	(192,238)
Goldman Sachs Group, Inc.*	2/12/17	500,000	2.42%	US Urban Consumers NSA	(29,181)	—	(29,181)
RBS Securities, Inc.*	7/15/17	2,400,000	2.25%	US Urban Consumers NSA	(149,505)	73	(149,578)
Citibank NA*	7/15/17	200,000	2.25%	US Urban Consumers NSA	(12,459)	15	(12,474)
Bank of America NA*	10/16/17	200,000	1.01%	US Urban Consumers NSA	(66)	—	(66)
Bank of America NA#	11/23/20	2,400,000	1.57%	US Urban Consumers NSA	(17,298)	—	(17,298)
Deutsche Bank AG#	5/12/25	2,800,000	2.06%	US Urban Consumers NSA	112,010	—	112,010
Bank of America NA*	8/26/25	1,000,000	1.73%	US Urban Consumers NSA	(9,079)	—	(9,079)
					$(362,222)	$4,041	$(366,263)
Net Unrealized Appreciation (Depreciation) on Interest Rate Swap Contracts					$(2,313,660)	$(323,997)	$(1,989,663)

January 31, 2016 (unaudited)

62     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (concluded)

At January 31, 2016, the Wilmington Multi-Manager Real Asset Fund had open credit default swap contracts as follows:

Counterparty	Termination Date	Notional Amount(a)	Fixed Rate	Reference Equity/Obligation	Implied Credit Spread at January 31, 2016(b)	Fair Value(c)	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
OVER THE COUNTER
Goldman Sachs Group, Inc.##	9/20/20	$1,100,000	5.00%	CDX HY25 5Y ICE	5.07%	$(2,640)	$12,350	$(14,990)
Goldman Sachs Group, Inc.##	9/20/20	100,000	5.00%	CHESAPEAK ENERGY SNR SP GST	7.56%	(67,901)	(8,541)	(59,360)
Citibank NA##	9/20/20	200,000	1.00%	FREEPORT-MCMORAN SNR SP CBK	5.05%	(99,671)	(30,291)	(69,380)
JP Morgan Chase Bank NA##	9/20/20	300,000	1.00%	FREEPORT-MCMORAN SNR SP JPM	5.00%	(149,507)	(44,248)	(105,259)
Morgan Stanley Capital Services##	3/20/16	100,000	1.00%	GAZPROM SNR EM SP GST	8.00%	(98)	(875)	777
JP Morgan Chase Bank NA##	3/20/16	100,000	1.00%	GAZPROM SNR EM SP JPM	7.10%	(98)	(777)	679
Bank of America NA##	12/20/16	310,000	1.00%	VOLKSWAGEN INTL SNR SP BOA	1.50%	(1,040)	(1,966)	926
						$(320,955)	$(74,348)	$(246,607)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON CREDIT DEFAULT SWAP CONTRACTS						$(320,955)	$(74,348)	$(246,607)

*	Portfolio pays the fixed rate and receives the floating rate.
#	Portfolio pays the floating rate and receives the fixed rate.
##	The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(a)	“Notional amount” represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	“Implied credit spreads”, represented in absolute terms, are utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	“Fair value” of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Portfolios of Investments

January 31, 2016 (unaudited)

Wilmington Strategic Allocation Conservative Fund

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 97.4%
ALTERNATIVE INVESTMENT FUNDS – 10.9%
AQR Managed Futures Strategy Fund, Class I	145,746	$1,514,297
Blackstone Alt Multi-Strategy, Class Y*	82,120	807,239
Legg Mason BW Absolute Return Opportunities Fund, Class I	127,799	1,426,236

TOTAL ALTERNATIVE INVESTMENT FUNDS		$3,747,772
DEBT FUNDS – 61.1%
Fidelity Focused High Income	124,760	979,362
FPA New Income, Inc.	158,569	1,576,173
RidgeWorth Seix Floating Rate High Income Fund, Class I	115,589	942,049
Wilmington Broad Market Bond Fund, Class I§	579,595	5,575,706
Wilmington Intermediate-Term Bond Fund, Class I§	1,202,654	11,930,328

TOTAL DEBT FUNDS		$21,003,618
EQUITY FUNDS – 18.6%
DFA U.S. Small Cap Value Portfolio, Institutional Shares	6,318	178,788
Diamond Hill Large Cap Fund, Class Y	9,360	189,722
Highland Long/Short Equity Fund, Class Z	89,872	992,182
Janus Enterprise Fund, Class I	3,325	270,371
LSV Value Equity Fund, Class I	9,472	201,473
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	15,659	572,492
T Rowe Price Institutional Large-Cap Growth Fund, Class I	22,141	576,561

Description	Number of Shares	Value
Wilmington Large-Cap Strategy Fund, Class I§	81,150	$1,285,422
Wilmington Multi-Manager International Fund, Class I§	324,138	2,145,792

TOTAL EQUITY FUNDS		$6,412,803
EXCHANGE-TRADED FUNDS – 6.8%
iShares Cohen & Steers REIT ETF	3,645	348,061
iShares Currency Hedged MSCI Eurozone ETF	4,225	103,893
iShares Russell Mid-Cap Value ETF	4,175	270,957
iShares Russell Top 200 Value ETF	6,275	247,360
iShares TIPS ETF	7,497	835,166
SPDR Dow Jones International Real Estate ETF	10,360	392,437
WisdomTree Japan Hedged Equity Fund ETF	2,825	134,357

TOTAL EXCHANGE-TRADED FUNDS		$2,332,231

TOTAL INVESTMENT COMPANIES (COST $33,739,224)		$33,496,424
MONEY MARKET FUND – 2.5%
Dreyfus Cash Management Fund, Institutional Shares, 0.28%^	874,883	874,883

TOTAL MONEY MARKET FUND (COST $874,882)		$874,883

TOTAL INVESTMENTS – 99.9% (COST $34,614,106)		$34,371,307
OTHER ASSETS LESS LIABILITIES – 0.1%		19,310

TOTAL NET ASSETS – 100.0%		$34,390,617

Cost of investments for Federal income tax purposes is $35,008,436. The net unrealized appreciation/(depreciation) of investments was ($637,129). This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $545,476 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,182,605.

January 31, 2016 (unaudited)

64     PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Conservative Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$33,496,424	$—	$—	$33,496,424
Money Market Fund	874,883	—	—	874,883

Total	$34,371,307	$—	$—	$34,371,307

*	Non-income producing security.
^	7-Day net yield.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments.

The following acronyms are used throughout this Fund:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depository Receipts

TIPS - Treasury Inflation Protected Security

See Notes to Portfolios of Investments

January 31, 2016 (unaudited)

Wilmington Strategic Allocation Moderate Fund

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 81.1%
ALTERNATIVE INVESTMENT FUNDS – 12.4%
AQR Managed Futures Strategy Fund, Class I	221,942	$2,305,978
Blackstone Alt Multi-Strategy, Class Y*	132,464	1,302,124
Legg Mason BW Absolute Return Opportunities Fund, Class I	188,530	2,103,992

TOTAL ALTERNATIVE INVESTMENT FUNDS		$5,712,094
DEBT FUNDS – 7.5%
Fidelity Focused High Income	127,227	998,728
FPA New Income, Inc.	137,478	1,366,529
RidgeWorth Seix Floating Rate High Income Fund, Class I	132,369	1,078,806

TOTAL DEBT FUNDS		$3,444,063
EQUITY FUNDS – 53.2%
DFA U.S. Small Cap Value Portfolio,
Institutional Shares	13,437	380,254
Diamond Hill Large Cap Fund, Class Y	66,931	1,356,682
Harbor International Fund, Institutional Shares	65,634	3,685,368
Highland Long/Short Equity Fund, Class Z	167,632	1,850,659
Janus Enterprise Fund, Class I	19,763	1,607,155
LSV Value Equity Fund, Class I	62,708	1,333,808
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	57,193	2,090,964
T Rowe Price Institutional Large-Cap Growth Fund, Class I	79,344	2,066,114
Wilmington Large-Cap Strategy Fund, Class I§	337,869	5,351,839
Wilmington Multi-Manager International Fund, Class I§	716,219	4,741,373

TOTAL EQUITY FUNDS		$24,464,216
EXCHANGE-TRADED FUNDS – 8.0%
iShares Cohen & Steers REIT ETF#	5,125	489,386
iShares Currency Hedged MSCI Eurozone ETF	15,700	386,063
iShares Russell Mid-Cap Value ETF	8,050	522,445
iShares TIPS ETF	11,100	1,236,540
SPDR Dow Jones International Real Estate ETF#	13,500	511,380
WisdomTree Japan Hedged Equity Fund ETF	10,900	518,404

TOTAL EXCHANGE-TRADED FUNDS		$3,664,218

TOTAL INVESTMENT COMPANIES (COST $38,094,922)		$37,284,591

	Par Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.4%
Series 1988-23, Class C, 9.75%, 9/25/18	$484	$517
Series 2012-114, Class VM, 3.50%, 10/25/25	156,791	166,318

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$166,835
WHOLE LOAN – 0.1%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.78%, 2/25/34Δ	39,365	38,865
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.90%, 11/25/35Δ	24,556	22,336

TOTAL WHOLE LOAN		$61,201

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $239,297)		$228,036
CORPORATE BONDS – 6.9%
AEROSPACE & DEFENSE – 0.2%
L-3 Communications Corp., Company Guaranteed, 3.95%, 11/15/16	85,000	86,201
BANKS – 0.2%
BB&T Corp., Sr. Unsecured, MTN, 2.45%, 1/15/20	30,000	30,431
Citigroup, Inc., Sr. Unsecured, 1.70%, 4/27/18	35,000	34,757
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	20,000	20,828

TOTAL BANKS		$86,016
BEVERAGES – 0.4%
Anheuser-Busch Cos. LLC, Company Guaranteed, 5.05%, 10/15/16	130,000	133,914
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 2/01/46	20,000	20,767
Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.00%, 1/15/20	10,000	9,873
Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.70%, 11/15/22	40,000	39,438

TOTAL BEVERAGES		$203,992
BIOTECHNOLOGY – 0.1%
Amgen, Inc., Sr. Unsecured, 4.40%, 5/01/45	25,000	23,357
Celgene Corp., Sr. Unsecured, 4.63%, 5/15/44	40,000	37,791

TOTAL BIOTECHNOLOGY		$61,148

January 31, 2016 (unaudited)

66     PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
CAPITAL MARKETS – 0.1%
BlackRock, Inc., Sr. Unsecured, 3.38%, 6/01/22	$38,000	$40,198
Charles Schwab Corp., Sr. Unsecured, 2.20%, 7/25/18	15,000	15,151

TOTAL CAPITAL MARKETS		$55,349
COMMERCIAL BANKS – 0.2%
HSBC USA, Inc., Sr. Unsecured, 2.63%, 9/24/18	40,000	40,626
Wells Fargo & Co., Series M, Subordinated, 3.45%, 2/13/23	35,000	35,361

TOTAL COMMERCIAL BANKS		$75,987
COMMERCIAL FINANCE – 0.2%
General Electric Capital Corp., Sr. Unsecured, MTN, 2.30%, 4/27/17	70,000	71,053
COMPUTERS – 0.1%
Apple, Inc., Sr. Unsecured, 1.05%, 5/05/17	45,000	45,144
CONSUMER FINANCE – 0.1%
American Express Co., Sr. Unsecured, FRN, 0.97%, 5/22/18[r]	30,000	29,821
DIVERSIFIED FINANCIAL SERVICES – 0.8%
Bank of America Corp., Sr. Unsecured, 2.00%, 1/11/18	50,000	49,850
Citigroup, Inc., Sr. Unsecured, 6.00%, 8/15/17	100,000	106,286
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	100,000	125,622
Hyundai Capital America, Sr. Unsecured, 1.88%, 8/09/16Ω	25,000	25,086
Morgan Stanley, Sr. Unsecured, 1.64%, 2/25/16[r]	35,000	35,016
Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	10,000	10,051
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	18,000	18,275

TOTAL DIVERSIFIED FINANCIAL SERVICES		$370,186
ELECTRIC – 0.5%
Appalachian Power Co., Sr. Unsecured, 5.00%, 6/01/17	35,000	36,543
DTE Energy Co., Sr. Unsecured, 3.85%, 12/01/23	10,000	10,440
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	90,000	97,985
Pacific Gas & Electric Co., Sr. Unsecured, 3.75%, 2/15/24	20,000	21,006
UIL Holdings Corp., Sr. Unsecured, 4.63%, 10/01/20	70,000	74,881

TOTAL ELECTRIC		$240,855

Description	Par Value	Value
ELECTRONICS – 0.0%**
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.30%, 2/15/22	$20,000	$20,351
ENVIRONMENTAL CONTROL – 0.3%
Waste Management, Inc., Company Guaranteed, 2.60%, 9/01/16	60,000	60,455
Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	35,000	34,826
Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	25,000	24,049

TOTAL ENVIRONMENTAL CONTROL		$119,330
HEALTH CARE PROVIDERS & SERVICES – 0.1%
UnitedHealth Group, Inc., Sr. Unsecured, 2.75%, 2/15/23	25,000	25,001
HOME FURNISHINGS – 0.2%
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	65,000	70,778
Whirlpool Corp., Sr. Unsecured, MTN, 5.15%, 3/01/43	10,000	10,295

TOTAL HOME FURNISHINGS		$81,073
HOUSEHOLD PRODUCTS – 0.1%
Tupperware Brands Corp., Company Guaranteed, 4.75%, 6/01/21#	60,000	62,842
INSURANCE – 0.4%
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	40,000	41,753
CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24	35,000	35,557
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	60,000	64,079
WR Berkley Corp., Sr. Unsecured, 4.75%, 8/01/44	45,000	45,203

TOTAL INSURANCE		$186,592
MEDIA – 0.2%
CBS Corp., Company Guaranteed, 4.60%, 1/15/45	25,000	21,530
Time Warner, Inc., Company Guaranteed, 4.85%, 7/15/45	25,000	22,774
Viacom, Inc., Sr. Unsecured, 2.50%, 12/15/16	60,000	60,253
Walt Disney Co., Sr. Unsecured, GMTN, 4.13%, 6/01/44	10,000	10,174

TOTAL MEDIA		$114,731
METALS & MINING – 0.1%
Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	60,000	69,644
MISCELLANEOUS MANUFACTURING – 0.1%
Illinois Tool Works, Inc., Sr. Unsecured, 3.50%, 3/01/24	45,000	47,265

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      67

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	$20,000	$20,551

TOTAL MISCELLANEOUS MANUFACTURING		$67,816
OFFICE/BUSINESS EQUIPMENT – 0.1%
Xerox Corp., Sr. Unsecured, 2.75%, 3/15/19	30,000	29,233
OIL & GAS – 0.4%
BP Capital Markets PLC, Company Guaranteed, 2.50%, 11/06/22	50,000	46,558
Exxon Mobil Corp., Sr. Unsecured, 1.82%, 3/15/19	30,000	30,202
Marathon Oil Corp., Sr. Unsecured, 2.80%, 11/01/22	45,000	30,473
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	20,000	17,707
Murphy Oil Corp., Sr. Unsecured, 5.13%, 12/01/42	70,000	37,450
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	20,000	20,478
Valero Energy Corp., Sr. Unsecured, 4.90%, 3/15/45	10,000	8,187

TOTAL OIL & GAS		$191,055
PHARMACEUTICALS – 0.1%
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	20,000	18,855
Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	20,000	21,131

TOTAL PHARMACEUTICALS		$39,986
PIPELINES – 0.2%
Energy Transfer Partners LP, Sr. Unsecured, 3.60%, 2/01/23	35,000	28,507
ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	45,000	33,511
Spectra Energy Partners LP, Sr. Unsecured, 4.50%, 3/15/45	25,000	19,135

TOTAL PIPELINES		$81,153
REAL ESTATE INVESTMENT TRUSTS – 1.0%
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	15,000	16,044
CommonWealth REIT, Sr. Unsecured, 6.65%, 1/15/18	100,000	106,199
Digital Realty Trust LP, Company Guaranteed, 5.88%, 2/01/20	100,000	111,147
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	15,000	15,123
Health Care REIT, Inc., Sr. Unsecured, 4.70%, 9/15/17	100,000	104,128
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	40,000	39,875
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	15,000	14,925

Description	Par Value	Value
ProLogis LP, Company Guaranteed, 3.35%, 2/01/21	$35,000	$35,827

TOTAL REAL ESTATE INVESTMENT TRUSTS		$443,268
RETAIL – 0.1%
CVS Caremark Corp., Sr. Unsecured, 5.75%, 6/01/17#	30,000	31,731
SEMICONDUCTORS – 0.1%
Intel Corp., Sr. Unsecured, 2.70%, 12/15/22	35,000	35,219
TELECOMMUNICATIONS – 0.3%
AT&T, Inc., Sr. Unsecured, 1.40%, 12/01/17	35,000	34,900
AT&T, Inc., Sr. Unsecured, 4.50%, 5/15/35	15,000	13,592
AT&T, Inc., FRN, Sr. Unsecured, 1.32%, 11/27/18Δ	55,000	55,091
Verizon Communications, Inc., Sr. Unsecured, 6.40%, 9/15/33	35,000	39,756

TOTAL TELECOMMUNICATIONS		$143,339
TRANSPORTATION – 0.2%
FedEx Corp., Company Guaranteed, 3.88%, 8/01/42	30,000	26,144
FedEx Corp., Company Guaranteed, 4.10%, 2/01/45	15,000	13,515
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	55,000	55,156

TOTAL TRANSPORTATION		$94,815
TRUCKING & LEASING – 0.0%**
GATX Corp., Sr. Unsecured, 5.20%, 3/15/44	20,000	19,763

TOTAL CORPORATE BONDS (COST $3,185,667)		$3,182,694
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.3%
AIRLINES – 0.3%
Continental Airlines 2009-2, Series A, Pass-Through Certificates, 7.25%, 11/10/19	57,642	65,171
Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/22	46,490	53,492

TOTAL AIRLINES		$118,663

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $103,469)		$118,663
MORTGAGE-BACKED SECURITIES – 4.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.6%
Pool A15865, 5.50%, 11/01/33	52,546	58,381
Pool A19412, 5.00%, 3/01/34	149,314	166,788
Pool C00478, 8.50%, 9/01/26	2,008	2,360

January 31, 2016 (unaudited)

68     PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
Pool C03517, 4.50%, 9/01/40	$40,647	$44,276
Pool C03849, 3.50%, 4/01/42	60,582	63,434
Pool C04305, 3.00%, 11/01/42	201,463	205,631
Pool C09020, 3.50%, 11/01/42	194,714	203,869
Pool G05774, 5.00%, 1/01/40	297,357	328,301
Pool G07889, 3.50%, 8/01/43	45,626	47,745
Pool Q23891, 4.00%, 12/01/43	68,732	73,551

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,194,336
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.1%
Pool 326445, 0.88%, 5/21/18	165,000	164,721
Pool 533246, 7.50%, 4/01/30	4,863	5,025
Pool 580676, 1.63%, 11/27/18	165,000	167,971
Pool AB4089, 3.00%, 12/01/26	40,074	41,975
Pool AJ4050, 4.00%, 10/01/41	128,907	138,169
Pool AL6325, 3.00%, 10/01/44	79,729	81,526
Pool AS0302, 3.00%, 8/01/43	83,804	85,693
Pool AT7899, 3.50%, 7/01/43	86,144	90,324
Pool AX5302, 4.00%, 1/01/42	39,045	41,864
Pool G60038, 3.50%, 1/01/44	152,501	159,575

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$976,843
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.2%
Pool 354677, 7.50%, 10/15/23	16,009	18,904
Pool 354765, 7.00%, 2/15/24	20,256	23,922
Pool 354827, 7.00%, 5/15/24	21,355	23,960

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$66,786

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,191,335)		$2,237,965
U.S. TREASURY – 5.2%
U.S. TREASURY BONDS – 1.1%
3.00%, 11/15/44	53,000	55,697
3.00%, 11/15/45	8,000	8,410
3.13%, 8/15/44	11,000	11,855
3.38%, 5/15/44	139,000	157,150
3.63%, 2/15/44	87,000	103,064
4.38%, 5/15/40	120,000	158,170
4.75%, 2/15/37	21,000	29,077

TOTAL U.S. TREASURY BONDS		$523,423
U.S. TREASURY NOTES – 4.1%
0.63%, 9/30/17	40,000	39,903
0.88%, 10/15/17	360,000	360,593
1.50%, 12/31/18	87,000	88,314
1.50%, 3/31/19	100,000	101,465
1.50%, 11/30/19	40,000	40,493

Description	Par Value	Value
1.63%, 11/15/22	$96,000	$95,910
2.00%, 10/31/21	165,000	169,531
2.00%, 2/15/25	115,000	116,030
2.00%, 8/15/25	35,000	35,243
2.13%, 6/30/22	175,000	180,605
2.13%, 5/15/25	140,000	142,633
2.13%, 8/31/20	115,000	119,146
2.25%, 11/15/24	80,000	82,454
2.25%, 11/15/25	5,000	5,146
2.38%, 8/15/24	55,000	57,288
3.50%, 5/15/20	100,000	109,277
4.50%, 2/15/16	30,000	30,050
4.50%, 5/15/17	100,000	104,850

TOTAL U.S. TREASURY NOTES		$1,878,931

TOTAL U.S. TREASURY (COST $2,298,288)		$2,402,354

	Number of Shares
MONEY MARKET FUND – 1.1%
Dreyfus Cash Management Fund, Institutional Shares, 0.28%^	488,636	$488,636

TOTAL MONEY MARKET FUND (COST $488,636)		$488,636

TOTAL INVESTMENTS IN SECURITIES – 100.0% (COST $46,601,614)		$45,942,939

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.3%
REPURCHASE AGREEMENTS – 2.3%
Citigroup Global Markets, Inc., 0.34%, dated 1/29/16, due 2/01/16, repurchase price $203,012, collateralized by U.S. Government & Treasury Securities 0.00% to 9.50%, maturing 7/05/16 to 3/20/62; total market value of $207,066.	$203,006	$203,006
Daiwa Capital Markets America, 0.38%,dated 1/29/16, due 2/01/16, repurchase price $203,012, collateralized by U.S. Government & Treasury Securities 0.00% to 7.25%, maturing 3/23/16 to 2/01/49; total market value of $207,066.	203,006	203,006
HSBC Securities USA, Inc., 0.30%, dated 1/29/16, due 2/01/16, repurchase price $12,732, collateralized by U.S. Government Securities 0.00% to 7.25%, maturing 2/22/16 to 7/15/37; total market value of $12,987.	12,732	12,732

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      69

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
HSBC Securities USA, Inc., 0.31%, dated 1/29/16, due 02/01/16, repurchase price $40,681, collateralized by U.S. Government Securities 2.50% to 6.00%, maturing 4/15/19 to 1/01/46; total market value of $41,494.	$40,680	$40,680
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.34%, dated 1/29/16, due 2/01/16, repurchase price $203,012, collateralized by U.S. Government Securities 0.00% to 7.60%, maturing 2/01/16 to 9/20/61; total market value of $207,066.	203,006	203,006
Mizuho Securities USA, Inc., 0.35%, dated 1/29/16, due 2/01/16, repurchase price $203,012, collateralized by U.S. Government Securities 0.00% to 7.50%, maturing 10/01/16 to 7/01/43; total market value of $207,066.	203,006	203,006
RBC Capital Markets LLC, 0.33% dated 1/29/16 due 2/01/16 repurchase price $203,012, collateralized by U.S. Government Securities 2.20% to 5.00%, maturing 5/01/26 to 12/20/45; total market value of $207,066.	203,006	203,006

TOTAL REPURCHASE AGREEMENTS		$1,068,442

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,068,442)		$1,068,442

Description	Par Value	Value
TOTAL INVESTMENTS – 102.3% (COST $47,670,056)		$47,011,381
COLLATERAL FOR SECURITIES ON LOAN – (2.3%)		(1,068,442)
OTHER ASSETS LESS LIABILITIES – 0.0%**		19,215

TOTAL NET ASSETS – 100.0%		$45,962,154

Cost of investments for Federal income tax purposes is $48,308,307. The net unrealized appreciation/(depreciation) of investments was ($1,296,926). This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,548,680 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,845,606.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$37,284,591	$—	$—	$37,284,591
Collateralized Mortgage Obligations	—	228,036	—	228,036
Corporate Bonds	—	3,182,694	—	3,182,694
Enhanced Equipment Trust Certificates	—	118,663	—	118,663
Mortgage-Backed Securities	—	2,237,965	—	2,237,965
U.S. Treasury	—	2,402,354	—	2,402,354
Money Market Fund	488,636	—	—	488,636
Repurchase Agreements	—	1,068,442	—	1,068,442

Total	$37,773,227	$9,238,154	$—	$47,011,381

January 31, 2016 (unaudited)

70     PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (concluded)

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
*	Non-income producing security.
^	7-Day net yield.
r	Floating rate note with current rate and stated maturity date shown.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments.
Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2016, these liquid restricted securities amounted to $150,708 representing 0.33% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ETF - Exchange Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depository Receipts

TIPS - Treasury Inflation Protected Security

See Notes to Portfolios of Investments

January 31, 2016 (unaudited)

Wilmington Strategic Allocation Aggressive Fund

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 96.2%
ALTERNATIVE INVESTMENT FUNDS – 8.1%
AQR Managed Futures Strategy Fund, Class I	135,814	$1,411,103
Highland Long/Short Equity, Class Z	75,422	832,659

TOTAL ALTERNATIVE INVESTMENT FUNDS		$2,243,762
EQUITY FUNDS – 79.1%
DFA U.S. Small Cap Value Portfolio, Institutional Class	9,008	254,939
Diamond Hill Large Cap Fund, Class Y	54,500	1,104,713
Harbor International Fund, Institutional Shares	17,118	961,184
iShares Currency Hedged MSCI	15,300	376,227
Janus Enterprise, Class I	18,477	1,502,587
LSV Value Equity Fund, Class I	52,750	1,122,000
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Class I	54,840	2,004,948
T Rowe Price Institutional Large-Cap Growth Fund, Class I	77,461	2,017,078
Wilmington Large-Cap Strategy Fund, Class I§	322,192	5,103,526
Wilmington Multi-Manager International Fund, Class I§	1,035,149	6,852,683
WisdomTree Japan Hedged Equity Fund	10,100	480,356

TOTAL EQUITY FUNDS		$21,780,241

Description	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 9.0%
iShares Cohen & Steers REIT ETF	3,171	$302,799
iShares Russell Mid-Cap Value	17,025	1,104,923
iShares TIPS ETF	6,862	764,427
SPDR Dow Jones International Real Estate ETF	7,890	298,873

TOTAL EXCHANGE-TRADED FUNDS		$2,471,022

TOTAL INVESTMENT COMPANIES (COST $25,399,924)		$26,495,025
MONEY MARKET FUND – 3.9%
Dreyfus Cash Management Fund, Institutional Shares, 0.28%^	1,074,480	1,074,480

TOTAL MONEY MARKET FUND (COST $1,074,480)		$1,074,480

TOTAL INVESTMENTS – 100.1% (COST $26,474,404)		$27,569,505
OTHER LIABILITIES LESS ASSETS – (0.1%)**		(15,716)

TOTAL NET ASSETS – 100.0%		$27,553,789

Cost of investments for Federal income tax purposes is $30,313,832. The net unrealized appreciation/(depreciation) of investments was ($2,744,327). This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,393,849 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,138,176.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$26,495,025	$—	$—	$26,495,025
Money Market Fund	1,074,480	—	—	1,074,480

Total	$27,569,505	$—	$—	$27,569,505

January 31, 2016 (unaudited)

72     PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Aggressive Fund

*	Non-income producing security.
^	7-Day net yield.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments.

The following acronyms are used throughout this Fund:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depository Receipts

TIPS - Treasury Inflation Protected Security

See Notes to Portfolios of Investments

January 31, 2016 (unaudited)

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITIES – 0.2%
FINANCIAL SERVICES – 0.2%
LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26Ώ	$672,349	$754,129
WHOLE LOAN – 0.0%**
SLM Private Education Loan Trust, Series 2011-A, Class A1, 1.20%, 10/15/24Δ,Ώ	71,877	71,968

TOTAL ASSET-BACKED SECURITIES (COST $744,226)		$826,097
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.4%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 0.1%
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC18, Class A4, 5.44%, 6/12/47	529,484	540,842
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.4%
3.50%, 5/01/45	1,459,425	1,526,240
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.5%
Series 1988-23, Class C, 9.75%, 9/25/18	1,452	1,552
Series 2005-29, Class WC, 4.75%, 4/25/35	41,467	45,491
Series 2012-114, Class VM, 3.50%, 10/25/25	2,116,678	2,245,299

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,292,342
WHOLE LOAN – 0.4%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 1.20%, 2/25/34Δ	195,418	192,935
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	323,117	325,469
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.75%, 11/25/35Δ	491,104	446,703
WaMu Mortgage Pass-Through Certificates, Series 2004-CB1, Class 1A, 5.25%, 6/25/19	549,342	562,481

TOTAL WHOLE LOAN		$1,527,588

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $6,058,892)		$5,887,012
CORPORATE BONDS – 42.6%
AEROSPACE & DEFENSE – 1.1%
L-3 Communications Corp., Company Guaranteed, 3.95%, 11/15/16	1,735,000	1,759,512

Description	Par Value	Value
L-3 Communications Corp., Company Guaranteed, 4.75%, 7/15/20	$1,000,000	$1,054,053
Lockheed Martin Corp., Sr. Unsecured, 4.70%, 5/15/46	975,000	1,037,027
Textron, Inc., Sr. Unsecured, 3.88%, 3/01/25	750,000	751,445

TOTAL AEROSPACE & DEFENSE		$4,602,037
AUTOMOTIVE – 1.7%
Daimler Finance North America LLC, Company Guaranteed, 3.88%, 9/15/21Ώ	250,000	260,633
Ford Motor Credit Co., LLC, Sr. Unsecured, 3.00%, 6/12/17	1,200,000	1,210,930
Ford Motor Credit Co., LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	265,713
Ford Motor Credit Co., LLC, Sr. Unsecured, 2.15%, 1/09/18	650,000	646,229
Ford Motor Credit Co., LLC, Sr. Unsecured, 5.75%, 2/01/21	500,000	547,199
Ford Motor Credit Co., LLC, Sr. Unsecured, 4.25%, 9/20/22	450,000	463,631
General Motors Co., Inc., Sr. Unsecured, 6.25%, 10/02/43	2,000,000	2,010,000
General Motors Financial Co., Inc., Company Guaranteed, 2.75%, 5/15/16	600,000	602,250
General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17	300,000	307,687
Hyundai Capital America, Sr. Unsecured, 1.88%, 8/09/16Ώ	575,000	576,987

TOTAL AUTOMOTIVE		$6,891,259
BEVERAGES – 0.5%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 2/01/46	1,125,000	1,168,158
Dr. Pepper Snapple Group, Company Guaranteed, 2.60%, 1/15/19Δ	1,000,000	1,017,849

TOTAL BEVERAGES		$2,186,007
BIOTECHNOLOGY – 1.1%
Amgen, Inc., Sr. Unsecured, 4.40%, 5/01/45	1,180,000	1,102,451
Celgene Corp., Sr. Unsecured, 2.25%, 5/15/19	1,500,000	1,505,944
Celgene Corp., Sr. Unsecured, 4.63%, 5/15/44	1,390,000	1,313,237
Gilead Sciences, Inc., Sr. Unsecured, 4.60%, 9/01/35	650,000	663,398

TOTAL BIOTECHNOLOGY		$4,585,030

January 31, 2016 (unaudited)

74     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
CAPITAL MARKETS – 0.7%
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	$250,000	$281,862
Charles Schwab Corp., Sr. Unsecured, 2.20%, 7/25/18	1,370,000	1,383,763
Charles Schwab Corp., Sr. Unsecured, 4.45%, 7/22/20	250,000	275,899
Raymond James Financial, Sr. Unsecured, 4.25%, 4/15/16	1,000,000	1,006,113

TOTAL CAPITAL MARKETS		$2,947,637
COMMERCIAL BANKS – 6.2%
BB&T Corp., Sr. Unsecured, MTN, 3.20%, 3/15/16	700,000	700,992
BB&T Corp., Sr. Unsecured, MTN, 2.45%, 1/15/20	1,640,000	1,663,543
Branch Banking & Trust Co., Subordinated, 3.80%, 10/30/26	1,000,000	1,038,972
Capital One Financial Corp., Sr. Unsecured, 2.45%, 4/24/19	750,000	750,937
Capital One NA/Mclean VA, Sr. Unsecured, BKNT, 1.65%, 2/05/18	680,000	675,428
Citigroup, Inc., Sr. Unsecured, 1.70%, 4/27/18	1,685,000	1,673,315
Commonwealth Bank of Australia, Sr. Unsecured, 0.74%, 3/12/18Δ ,Ώ	1,000,000	995,578
Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,295,682
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	530,000	551,940
Fifth Third Bank/Cincinnati OH, Sr. Unsecured, 1.35%, 6/01/17	1,000,000	998,832
Goldman Sachs Group, Inc., Sr. Unsecured, 1.48%, 4/23/20Δ	425,000	422,820
Goldman Sachs Group, Inc., Sr. Unsecured, 1.54%, 9/15/20Δ	1,425,000	1,419,391
JPMorgan Chase & Co., Sr. Unsecured, 1.70%, 3/01/18	1,600,000	1,596,626
KeyBank NA/Cleveland OH, Sr. Unsecured, BKNT, 1.10%, 11/25/16	1,000,000	1,002,590
Keycorp, Sr. Unsecured, 2.90%, 9/15/20	750,000	756,963
PNC Bank NA, Sr. Unsecured, 2.40%, 10/18/19	1,500,000	1,517,081
PNC Bank NA, Subordinated Note, 2.95%, 1/30/23	350,000	346,412
PNC Financial Services Group, Inc., Subordinated, 3.90%, 4/29/24	1,500,000	1,567,241
SunTrust Banks, Inc., Sr. Unsecured, 2.50%, 5/01/19	2,000,000	2,024,371
US Bancorp/MN, Subordinated, MTN, 2.95%, 7/15/22	2,000,000	2,022,953
US Bank NA/Cincinnati OH, Sr. Unsecured, BKNT, 2.13%, 10/28/19	2,000,000	2,018,376

Description	Par Value	Value
Wells Fargo & Co., Sr. Unsecured, 3.68%, 6/15/16Δ	$500,000	$505,360

TOTAL COMMERCIAL BANKS		$25,545,403
COMMERCIAL FINANCE – 0.1%
General Electric Capital Corp., Subordinated Note, 5.30%, 2/11/21	250,000	285,259
COMPUTERS – 0.4%
Apple, Inc., Sr. Unsecured, 1.05%, 5/05/17	1,580,000	1,585,047
CONSUMER FINANCE – 0.2%
American Express Co., Sr. Unsecured, 0.92%, 5/22/18Δ	655,000	651,093
DIVERSIFIED FINANCIAL SERVICES – 2.4%
Bank of America Corp., Sr. Unsecured, 6.50%, 8/01/16	1,250,000	1,283,232
Bank of America Corp., Sr. Unsecured, 2.00%, 1/11/18	1,275,000	1,271,172
Bank of America Corp., Sr. Unsecured, MTN, 1.39%, 3/22/18Δ	1,500,000	1,502,465
Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	986,448
Citigroup, Inc., Sr. Unsecured, 6.13%, 5/15/18	275,000	300,227
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ώ	1,000,000	1,256,224
JPMorgan Chase & Co., Sr. Unsecured, 6.00%, 1/15/18	150,000	161,811
JPMorgan Chase & Co., Sr. Unsecured, 4.63%, 5/10/21	100,000	109,010
JPMorgan Chase Capital XXIII, Limited Guarantee, 1.32%, 5/15/47Δ	1,000,000	740,000
Morgan Stanley, Sr. Unsecured, 1.58%, 2/25/16Δ	1,050,000	1,050,482
Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	505,000	507,569
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	847,000	859,930

TOTAL DIVERSIFIED FINANCIAL SERVICES		$10,028,570
ELECTRIC – 2.5%
CMS Energy Corp., Sr. Unsecured, 6.55%, 7/17/17	300,000	322,366
Dominion Resources, Inc./VA, Sr. Unsecured, 1.25%, 3/15/17	960,000	956,412
Dominion Resources, Inc./VA, Sr. Unsecured, 2.50%, 12/01/19	1,500,000	1,510,692
DTE Energy Co., Sr. Unsecured, 3.85%, 12/01/23	305,000	318,421
Entergy Arkansas, Inc., 1st Mortgage, 4.95%, 12/15/44	1,000,000	1,016,212
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	1,300,000	1,415,332
Exelon Generation Co. LLC, Sr. Unsecured, 6.20%, 10/01/17	650,000	691,293

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      75

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
FirstEnergy Corp., Series A, Sr. Unsecured, 2.75%, 3/15/18	$1,285,000	$1,299,822
FirstEnergy Transmission LLC, Sr. Unsecured, 4.35%, 1/15/25Ώ	2,250,000	2,313,949
System Energy Resources, Inc., 1st Mortgage, 4.10%, 4/01/23	500,000	509,956

TOTAL ELECTRIC		$10,354,455
ELECTRONICS – 0.3%
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.30%, 2/15/22	1,100,000	1,119,330
ENVIRONMENTAL CONTROL – 1.0%
Waste Management, Inc., Company Guaranteed, 2.60%, 9/01/16	1,465,000	1,476,100
Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	1,255,000	1,248,760
Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	1,520,000	1,462,191

TOTAL ENVIRONMENTAL CONTROL		$4,187,051
FOOD – 0.8%
Kraft Foods Group, Inc., Company Guaranteed, 2.25%, 6/05/17	2,000,000	2,020,359
Kraft Heinz Foods Co., Company Guaranteed, 1.60%, 6/30/17Ώ	850,000	849,894
Kraft Heinz Foods Co., Company Guaranteed, 5.20%, 7/15/45Ώ	500,000	528,808

TOTAL FOOD		$3,399,061
FOOD PRODUCTS – 0.8%
General Mills, Inc., Sr. Unsecured, 1.40%, 10/20/17	2,000,000	2,001,047
McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	500,000	540,906
McCormick & Co., Inc., Sr. Unsecured, 3.90%, 7/15/21	500,000	541,301
WM Wrigley Jr. Co., Sr. Unsecured, 1.40%, 10/21/16Ώ	125,000	125,083

TOTAL FOOD PRODUCTS		$3,208,337
FOOD RETAILING – 0.6%
Kroger Co., Sr. Unsecured, 2.95%, 11/01/21	1,750,000	1,776,904
Kroger Co., Sr. Unsecured, 8.00%, 9/15/29	500,000	670,616

TOTAL FOOD RETAILING		$2,447,520
HEALTH CARE PROVIDERS & SERVICES – 0.2%
UnitedHealth Group, Inc., Sr. Unsecured, 6.00%, 6/15/17	250,000	266,042
UnitedHealth Group, Inc., Sr. Unsecured, 1.40%, 12/15/17	450,000	450,836
UnitedHealth Group, Inc., Sr. Unsecured, 3.95%, 10/15/42	290,000	277,020

TOTAL HEALTH CARE PROVIDERS & SERVICES		$993,898

Description	Par Value	Value
HOME FURNISHINGS – 0.5%
Whirlpool Corp., Sr. Unsecured, 6.50%, 6/15/16	$350,000	$356,173
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,633,328
Whirlpool Corp., Sr. Unsecured, MTN, 5.15%, 3/01/43	210,000	216,185

TOTAL HOME FURNISHINGS		$2,205,686
HOUSEHOLD PRODUCTS – 0.2%
Becton Dickinson and Co., Sr. Unsecured, 1.80%, 12/15/17	670,000	670,869
INSURANCE – 2.2%
Aon PLC, Sr. Unsecured, 4.00%, 11/27/23	1,450,000	1,513,533
Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 5/15/43	425,000	419,203
CNA Financial Corp., Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,131,915
CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24	950,000	965,123
Lincoln National Corp., Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,047,508
Principal Financial Group, Inc., Company Guaranteed, 3.30%, 9/15/22	250,000	254,549
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.00%, 5/12/16	1,000,000	1,005,297
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	1,000,000	1,067,991
WR Berkley Corp., Sr. Unsecured, 4.75%, 8/01/44	1,715,000	1,722,724

TOTAL INSURANCE		$9,127,843
MEDIA – 2.0%
CBS Corp., Company Guaranteed, 1.95%, 7/01/17	2,000,000	2,009,475
CBS Corp., Company Guaranteed, 4.60%, 1/15/45	1,100,000	947,302
CCO Safari II LLC, Sr. Secured, 3.57%, 7/23/20Ώ	1,500,000	1,508,594
NBCUniversal Enterprise, Inc., Company Guaranteed, 0.86%, 4/15/16Δ,Ώ	420,000	420,261
Time Warner, Inc., Company Guaranteed, 4.85%, 7/15/45	1,190,000	1,084,053
Viacom, Inc., Sr. Unsecured, 5.63%, 9/15/19	1,000,000	1,079,536
Viacom, Inc., Sr. Unsecured, 5.25%, 4/01/44	1,000,000	797,096
Walt Disney Co., Sr. Unsecured, GMTN, 4.13%, 6/01/44	565,000	574,850

TOTAL MEDIA		$8,421,167
METALS & MINING – 0.4%
Alcoa, Inc., Sr. Unsecured, 5.13%, 10/01/24#	1,000,000	823,125

January 31, 2016 (unaudited)

76     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Barrick Gold Corp., Sr. Unsecured, 5.25%, 4/01/42	$1,000,000	$671,964

TOTAL METALS & MINING		$1,495,089
MISCELLANEOUS MANUFACTURING – 0.7%
GE Capital Trust I, Limited Guaranteed, 6.38%, 11/15/67Δ	1,000,000	1,080,000
Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed, 2.63%, 5/01/20	1,135,000	1,128,871
John Deere Capital Corp., Sr. Unsecured, MTN, 1.40%, 3/15/17	250,000	250,916
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	480,000	493,235

TOTAL MISCELLANEOUS MANUFACTURING		$2,953,022
OIL & GAS – 2.7%
Anadarko Finance Co., Series B, Company Guaranteed, 7.50%, 5/01/31	1,000,000	895,712
Anadarko Petroleum Corp., Sr. Unsecured, 5.95%, 9/15/16	225,000	228,399
Anadarko Petroleum Corp., Sr. Unsecured, 6.38%, 9/15/17	1,190,000	1,202,716
Canadian Natural Resources Ltd., Sr. Unsecured, 7.03%, 3/30/16	1,000,000	995,747
Exxon Mobil Corp., Sr. Unsecured, 1.82%, 3/15/19	925,000	931,229
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	745,000	659,570
Murphy Oil Corp., Sr. Unsecured, 5.13%, 12/01/42	1,000,000	535,000
Nabors Industries, Inc., Company Guaranteed, 2.35%, 9/15/16	800,000	786,431
Nabors Industries, Inc., Company Guaranteed, 4.63%, 9/15/21	500,000	368,438
ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	1,000,000	744,699
Phillips 66, Company Guaranteed, 4.30%, 4/01/22Ώ	1,450,000	1,484,664
Schlumberger Holdings Corp., Sr. Unsecured, 4.00%, 12/21/25Ώ	1,500,000	1,464,096
Sempra Energy, Sr. Unsecured, 6.50%, 6/01/16	500,000	506,973
Valero Energy Corp., Sr. Unsecured, 4.90%, 3/15/45	563,000	460,904

TOTAL OIL & GAS		$11,264,578
PHARMACEUTICALS – 1.2%
AbbVie, Inc., Sr. Unsecured, 1.75%, 11/06/17	1,000,000	999,841
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	460,000	433,662
Actavis Funding SCS, Company Guaranteed, 1.30%, 6/15/17	1,500,000	1,493,641

Description	Par Value	Value
McKesson Corp., Sr. Unsecured, 1.29%, 3/10/17	$460,000	$460,065
Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	940,000	993,168
Medtronic, Inc., Sr. Unsecured, 1.50%, 3/15/18	700,000	701,471

TOTAL PHARMACEUTICALS		$5,081,848
PIPELINES – 2.0%
Energy Transfer Partners LP, Sr. Secured, 2.50%, 6/15/18	1,000,000	915,378
Energy Transfer Partners LP, Sr. Unsecured, 3.60%, 2/01/23	870,000	708,611
Energy Transfer Partners LP, Sr. Unsecured, 4.05%, 3/15/25	1,000,000	821,349
Enterprise Products Operating LLC, Company Guaranteed, 4.95%, 10/15/54	500,000	377,855
Enterprise Products Operating LLC, Series B, Company Guaranteed, 7.03%, 1/15/68Δ	2,000,000	2,005,000
Kinder Morgan Energy Partners LP, Sr. Unsecured, 5.40%, 9/01/44	1,000,000	753,980
Kinder Morgan, Inc./DE, Company Guaranteed, 5.05%, 2/15/46	1,000,000	731,957
Plains All American Pipeline LP / PAA Finance Corp., Sr. Unsecured, 3.65%, 6/01/22	1,000,000	858,224
Plains All American Pipeline LP / PAA Finance Corp., Sr. Unsecured, 3.85%, 10/15/23	400,000	335,697
Spectra Energy Partners LP, Sr. Unsecured, 4.50%, 3/15/45	1,125,000	861,063

TOTAL PIPELINES		$8,369,114
REAL ESTATE INVESTMENT TRUSTS – 4.8%
American Tower Corp., Sr. Unsecured, 3.40%, 2/15/19	2,000,000	2,052,611
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	415,000	443,875
AvalonBay Communities, Inc., Sr. Unsecured, 3.63%, 10/01/20	1,145,000	1,205,471
BioMed Realty LP, Company Guaranteed, 3.85%, 4/15/16	1,000,000	1,002,984
CommonWealth REIT, Sr. Unsecured, 6.65%, 1/15/18	500,000	530,995
Digital Delta Holdings, Sr. Unsecured, 3.40%, 10/01/20Ώ	615,000	623,748
Digital Realty Trust LP, Sr. Unsecured, 3.63%, 10/01/22	1,100,000	1,081,762
HCP, Inc., Sr. Unsecured, 4.00%, 12/01/22	2,000,000	2,023,835
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	450,000	453,692
HCP, Inc., Sr. Unsecured, MTN, 6.30%, 9/15/16	500,000	514,350
Health Care REIT, Inc., Sr. Unsecured, 2.25%, 3/15/18	2,000,000	2,006,626

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      77

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Health Care REIT, Inc., Sr. Unsecured, 5.25%, 1/15/22	$250,000	$273,881
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	695,000	692,828
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	915,000	910,432
Mack-Cali Realty LP, Sr. Unsecured, 2.50%, 12/15/17	2,215,000	2,226,707
Mack-Cali Realty LP, Sr. Unsecured, 7.75%, 8/15/19	250,000	279,170
ProLogis LP, Sr. Unsecured, 2.75%, 2/15/19	450,000	457,701
ProLogis LP, Sr. Unsecured, 3.35%, 2/01/21	1,245,000	1,274,401
Ventas Realty LP, Company Guaranteed, 1.55%, 9/26/16	2,000,000	2,002,976

TOTAL REAL ESTATE INVESTMENT TRUSTS		$20,058,045
RETAIL – 0.0%**
CVS Caremark Corp., Sr. Unsecured, 5.75%, 6/01/17#	151,000	159,714
SOFTWARE – 1.4%
HP Enterprise Co., Sr. Unsecured, 2.45%, 10/05/17Ώ	2,000,000	2,004,255
Microsoft Corp., Sr. Unsecured, 4.75%, 11/03/55	1,000,000	1,006,885
Oracle Corp., Sr. Unsecured, 4.30%, 7/08/34	1,730,000	1,704,797
Xerox Corp., Sr. Unsecured, 2.80%, 5/15/20	1,000,000	950,902

TOTAL SOFTWARE		$5,666,839
TELECOMMUNICATIONS – 1.7%
AT&T, Inc., Sr. Unsecured, 1.40%, 12/01/17	1,731,000	1,726,060
AT&T, Inc., Sr. Unsecured, 4.50%, 5/15/35	845,000	765,702
Crown Castle Towers LLC, Sr. Secured, 4.17%, 8/15/17Ώ	2,000,000	2,042,181
Verizon Communications, Inc., Sr. Unsecured, 1.10%, 6/17/19Δ	1,000,000	994,069
Verizon Communications, Inc., Sr. Unsecured, 6.40%, 9/15/33	1,260,000	1,431,229

TOTAL TELECOMMUNICATIONS		$6,959,241
TRANSPORTATION – 1.3%
FedEx Corp., Company Guaranteed, 4.90%, 1/15/34	500,000	532,648
FedEx Corp., Company Guaranteed, 4.10%, 2/01/45	685,000	617,178
Norfolk Southern Corp., Sr. Unsecured, 5.90%, 6/15/19	250,000	279,903
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/17	500,000	505,062
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	1,155,000	1,158,280

Description	Par Value	Value
Ryder System, Inc., Sr. Unsecured, MTN, 2.45%, 9/03/19	$2,450,000	$2,442,971

TOTAL TRANSPORTATION		$5,536,042
TRUCKING & LEASING – 0.5%
GATX Corp., Sr. Unsecured, 3.50%, 7/15/16	1,500,000	1,514,679
GATX Corp., Sr. Unsecured, 5.20%, 3/15/44	640,000	632,405
TOTAL TRUCKING & LEASING		$2,147,084
UTILITIES – 0.4%
Appalachian Power Co., Sr. Unsecured, 5.00%, 6/01/17	1,500,000	1,566,125

TOTAL CORPORATE BONDS (COST $178,639,048)		$176,699,300
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.3%
AIRLINES – 0.3%
American Airlines 2011-1, Series A, Pass-Through Certificates, 5.25%, 1/31/21	339,923	359,362
Continental Airlines 2009-2, Series A, Pass-Through Certificates, 7.25%, 11/10/19	180,130	203,659
Delta Air Lines 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/22	290,560	334,326
Delta Air Lines 2009-1, Series A, Pass-Through Certificates, 7.75%, 12/17/19	235,967	265,315
United Air Lines 2009-2A, Pass-Through Certificates, 9.75%, 1/15/17	161,593	170,986

TOTAL AIRLINES		$1,333,648

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $1,208,173)		$1,333,648
GOVERNMENT AGENCIES – 1.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.8%
1.25%, 10/02/19	1,300,000	1,300,624
1.75%, 5/30/19	2,000,000	2,039,982
2.38%, 1/13/22	125,000	130,023

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,470,629
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.6%
4.88%, 12/15/16	700,000	725,756
6.25%, 5/15/29	750,000	1,059,592
7.25%, 5/15/30	400,000	615,065

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,400,413

TOTAL GOVERNMENT AGENCIES (COST $5,497,279)		$5,871,042

January 31, 2016 (unaudited)

78     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
MORTGAGE-BACKED SECURITIES – 23.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 10.6%
Pool A13990, 4.50%, 10/01/33	$49,222	$53,882
Pool A93415, 4.00%, 8/01/40	2,565,142	2,757,499
Pool A93505, 4.50%, 8/01/40	2,049,087	2,231,773
Pool A93996, 4.50%, 9/01/40	1,596,231	1,738,784
Pool A97047, 4.50%, 2/01/41	1,560,660	1,700,121
Pool B17616, 5.50%, 1/01/20	70,108	71,200
Pool C00478, 8.50%, 9/01/26	18,070	21,240
Pool C01272, 6.00%, 12/01/31	37,439	42,512
Pool C03750, 3.50%, 2/01/42	496,143	519,468
Pool C03849, 3.50%, 4/01/42	242,326	253,737
Pool C04305, 3.00%, 11/01/42	3,549,515	3,622,947
Pool C04444, 3.00%, 1/01/43	128,348	130,997
Pool C09020, 3.50%, 11/01/42	3,682,759	3,855,907
Pool C09044, 3.50%, 7/01/43	1,816,065	1,900,265
Pool E09010, 2.50%, 9/01/27	1,401,521	1,441,853
Pool G01625, 5.00%, 11/01/33	55,268	60,847
Pool G02296, 5.00%, 6/01/36	304,617	334,203
Pool G02390, 6.00%, 9/01/36	10,324	11,711
Pool G03703, 5.50%, 12/01/37	32,416	36,039
Pool G04776, 5.50%, 7/01/38	111,111	123,423
Pool G05317, 5.00%, 4/01/37	1,196,709	1,312,873
Pool G05500, 5.00%, 5/01/39	1,031,568	1,131,946
Pool G06222, 4.00%, 1/01/41	2,767,837	2,968,794
Pool G06956, 4.50%, 8/01/41	1,495,216	1,628,719
Pool G07266, 4.00%, 12/01/42	3,589,041	3,838,265
Pool G07624, 4.00%, 12/01/43	1,544,970	1,657,573
Pool G07680, 4.00%, 4/01/44	2,512,961	2,696,306
Pool G07889, 3.50%, 8/01/43	1,573,545	1,646,625
Pool G08097, 6.50%, 11/01/35	22,683	26,341
Pool G08534, 3.00%, 6/01/43	754,153	769,750
Pool G08595, 4.00%, 7/01/44	1,693,388	1,810,567
Pool G12709, 5.00%, 7/01/22	70,410	73,361
Pool G18497, 3.00%, 1/01/29	179,804	187,740
Pool Q08305, 3.50%, 5/01/42	1,370,325	1,439,416
Pool Q19476, 3.50%, 6/01/43	1,485,090	1,554,074
Pool Q23891, 4.00%, 12/01/43	343,659	367,753

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$44,018,511
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 13.1%
Pool 254007, 6.50%, 10/01/31	21,380	24,900
Pool 254759, 4.50%, 6/01/18	46,659	47,983
Pool 254833, 4.50%, 8/01/18	8,657	8,912
Pool 256515, 6.50%, 12/01/36	27,286	31,617
Pool 256639, 5.00%, 2/01/27	21,320	23,630

Description	Par Value	Value
Pool 256752, 6.00%, 6/01/27	$33,824	$38,399
Pool 329794, 7.00%, 2/01/26	36,878	43,173
Pool 402255, 6.50%, 12/01/27	1,651	1,715
Pool 535939, 6.00%, 5/01/16	988	994
Pool 629603, 5.50%, 2/01/17	1,836	1,868
Pool 638023, 6.50%, 4/01/32	58,822	66,094
Pool 642345, 6.50%, 5/01/32	65,042	76,137
Pool 651292, 6.50%, 7/01/32	73,317	78,327
Pool 686398, 6.00%, 3/01/33	165,903	185,444
Pool 695818, 5.00%, 4/01/18	48,264	49,258
Pool 745412, 5.50%, 12/01/35	38,824	43,499
Pool 888789, 5.00%, 7/01/36	442,990	491,692
Pool 890551, 4.50%, 8/01/41	143,481	156,473
Pool 975207, 5.00%, 3/01/23	95,311	98,934
Pool AB1796, 3.50%, 11/01/40	1,304,663	1,374,498
Pool AB7936, 3.00%, 2/01/43	2,194,252	2,241,609
Pool AB8997, 2.50%, 4/01/28	298,431	305,455
Pool AE0217, 4.50%, 8/01/40	250,304	272,938
Pool AE2520, 3.00%, 1/01/26	804,764	843,185
Pool AH5583, 4.50%, 2/01/41	735,361	801,933
Pool AK4523, 4.00%, 3/01/42	2,378,480	2,545,780
Pool AL0658, 4.50%, 8/01/41	833,789	909,285
Pool AL1319, 4.50%, 10/01/41	1,626,048	1,775,899
Pool AL2034, 4.50%, 4/01/42	360,084	392,767
Pool AL5537, 4.50%, 4/01/44	683,938	745,805
Pool AS0302, 3.00%, 8/01/43	6,028,731	6,164,614
Pool AS3155, 4.00%, 8/01/44	199,889	213,829
Pool AS4480, 2.50%, 2/01/30	1,801,455	1,847,302
Pool AS5136, 4.00%, 6/01/45	1,386,148	1,482,113
Pool AT7899, 3.50%, 7/01/43	4,460,151	4,676,607
Pool AU4279, 3.00%, 9/01/43	1,199,239	1,226,262
Pool AX0833, 3.50%, 9/01/44	2,093,209	2,197,072
Pool AX5302, 4.00%, 1/01/42	2,362,097	2,532,632
Pool G60038, 3.50%, 1/01/44	7,755,139	8,114,881
Pool G60038, 3.50%, 1/01/44	4,040,814	4,131,865
Pool MA1458, 3.00%, 6/01/43	739,819	756,693
Pool TBA, 5.00%, 2/15/44	6,700,000	7,398,266

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$54,420,339
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%
Pool 2077, 7.00%, 9/20/25	11,150	12,977
Pool 354677, 7.50%, 10/15/23	25,462	30,067
Pool 354713, 7.50%, 12/15/23	17,020	20,090
Pool 354765, 7.00%, 2/15/24	35,495	41,920
Pool 354827, 7.00%, 5/15/24	35,592	39,933
Pool 360869, 7.50%, 5/15/24	24,137	24,952
Pool 361843, 7.50%, 10/15/24	8,332	8,575

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      79

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Pool 373335, 7.50%, 5/15/22	$9,190	$9,494
Pool 385623, 7.00%, 5/15/24	41,219	48,076
Pool 503405, 6.50%, 4/15/29	44,161	51,231

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$287,315

TOTAL MORTGAGE-BACKED SECURITIES (COST $97,700,710)		$98,726,165
U.S. TREASURY – 31.1%
U.S. TREASURY BONDS – 5.9%
2.50%, 2/15/45	2,135,000	2,024,426
3.00%, 5/15/42	500,000	529,653
3.00%, 11/15/44	2,000,000	2,101,761
3.00%, 5/15/45	2,000,000	2,099,892
3.00%, 11/15/45	765,000	804,167
3.13%, 8/15/44	7,887,000	8,500,284
3.63%, 2/15/44	2,106,000	2,494,870
3.63%, 8/15/43	881,000	1,044,912
3.75%, 11/15/43	365,000	442,664
5.25%, 2/15/29	500,000	677,045
5.38%, 2/15/31	600,000	843,868
6.25%, 5/15/30	500,000	750,040
6.38%, 8/15/27	450,000	650,816
8.88%, 2/15/19	1,130,000	1,398,166

TOTAL U.S. TREASURY BONDS		$24,362,564
U.S. TREASURY NOTES – 25.2%
0.63%, 8/31/17	1,810,000	1,806,182
0.63%, 9/30/17	750,000	748,187
0.75%, 12/31/17	500,000	499,579
0.88%, 8/15/17	3,100,000	3,106,049
1.00%, 5/31/18	3,100,000	3,108,018
1.13%, 6/15/18	3,000,000	3,018,077
1.25%, 10/31/18	2,085,000	2,102,153
1.25%, 1/31/19	250,000	251,903
1.38%, 3/31/20	3,300,000	3,318,897
1.38%, 6/30/18	6,000,000	6,072,727
1.38%, 9/30/18	1,240,000	1,254,848
1.38%, 2/28/19	2,500,000	2,526,848
1.50%, 12/31/18	2,486,000	2,523,559
1.50%, 1/31/19	9,400,000	9,539,110
1.50%, 5/31/19	535,000	542,673
1.50%, 11/30/19	1,145,000	1,159,116
1.63%, 3/31/19	820,000	835,215
1.63%, 11/30/20	1,710,000	1,735,049
1.63%, 8/15/22	6,000,000	6,008,428
1.63%, 11/15/22	1,928,000	1,926,199
1.75%, 9/30/19	5,700,000	5,825,462

Description	Par Value	Value
1.75%, 5/15/22	$380,000	$383,976
1.75%, 5/15/23	2,000,000	2,006,592
1.88%, 6/30/20	5,845,000	5,997,239
2.00%, 11/15/21	1,000,000	1,027,640
2.00%, 2/15/25	4,655,000	4,696,699
2.00%, 8/15/25	295,000	297,046
2.13%, 6/30/22	13,115,000	13,535,067
2.13%, 5/15/25	2,500,000	2,547,020
2.13%, 8/15/21	3,750,000	3,884,101
2.25%, 7/31/18	500,000	516,922
2.25%, 7/31/21	6,600,000	6,879,327
2.25%, 11/15/25	230,000	236,700
2.38%, 8/15/24	1,400,000	1,458,250
2.50%, 8/15/23	200,000	211,224
2.63%, 11/15/20	500,000	529,278
3.13%, 5/15/19	750,000	800,368
3.63%, 2/15/20	750,000	820,976
4.00%, 8/15/18	500,000	539,737

TOTAL U.S. TREASURY NOTES		$104,276,441

TOTAL U.S. TREASURY (COST $124,084,931)		$128,639,005
	Number of Shares
MONEY MARKET FUND – 0.5%
Dreyfus Cash Management Fund, Institutional Shares, 0.28%^	1,813,828	$1,813,828

TOTAL MONEY MARKET FUND (COST $1,813,828)		$1,813,828

TOTAL INVESTMENTS IN SECURITIES – 101.3% (COST $415,747,087)		$419,796,097
	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.2%
REPURCHASE AGREEMENTS – 0.2%
Citigroup Global Markets, Inc., 0.34%, dated 1/29/16, due 2/01/16, repurchase price $192,813, collateralized by U.S. Government & Treasury Securities 0.00% to 9.50%, maturing 3/20/16 to 3/20/62; total market value of $196,664.	$192,808	$192,808

January 31, 2016 (unaudited)

80     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Daiwa Capital Markets America, 0.38%,dated 1/29/16, due 2/01/16, repurchase price $192,814, collateralized by U.S. Government & Treasury Securities 0.00% to 7.25%, maturing 3/23/16 to 2/01/49; total market value of $196,664.	$192,808	$192,808
HSBC Securities USA, Inc., 0.30%, dated 1/29/16, due 2/01/16, repurchase price $12,100, collateralized by U.S. Government Securities 0.00% to 7.25%, maturing 2/22/16 to 7/15/37; total market value of $12,342.	12,100	12,100
HSBC Securities USA, Inc., 0.31%, dated 1/29/16, due 2/01/16, repurchase price $38,619, collateralized by U.S. Government Securities 2.50% to 6.00%, maturing 1/01/28 to 1/01/46; total market value of $39,390.	38,618	38,618
ING Financial Markets LLC, 0.32%, dated 1/29/16, due 2/01/16, repurchase price $192,813, collateralized by U.S. Government Securities 1.70% to 6.26%,maturing 12/01/19 to 6/01/46; total market value of $196,665.	192,808	192,808
Merrill Lynch, Pierce, Fenner & Smith, Inc., , 0.34%, dated 1/29/16, due 2/01/16,repurchase price $192,813, collateralized by U.S. Government Securities 0.00% to 7.60%, maturing 2/01/16 to 9/20/61; total market value of $196,665.	192,808	192,808
Mizuho Securities USA, Inc., 0.35%, dated 1/29/16, due 2/01/16, repurchase price $192,814, collateralized by U.S. Government Securities 0.00% 9.50%,maturing 10/01/19 to 7/01/43; total market value of $196,665.	192,808	192,808

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,014,758)		$1,014,758

TOTAL INVESTMENTS – 101.5% (COST $416,761,845)		$420,810,855
COLLATERAL FOR SECURITIES ON LOAN – (0.2%)		(1,014,758)
OTHER LIABILITIES LESS ASSETS – (1.3%)		(5,282,758)

TOTAL NET ASSETS – 100.0%		$414,513,339

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      81

Wilmington Broad Market Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $416,761,845. The net unrealized appreciation/(depreciation) of investments was $4,049,010. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $9,337,034 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,288,024.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$826,097	$—	$826,097
Collateralized Mortgage Obligations	—	5,887,012	—	5,887,012
Corporate Bonds	—	176,699,300	—	176,699,300
Enhanced Equipment Trust Certificates	—	1,333,648	—	1,333,648
Government Agencies	—	5,871,042	—	5,871,042
Mortgage-Backed Securities	—	98,726,165	—	98,726,165
U.S. Treasury	—	128,639,005	—	128,639,005
Money Market Fund	1,813,828	—	—	1,813,828
Repurchase Agreements	—	1,014,758	—	1,014,758

Total	$1,813,828	$418,997,027	$—	$420,810,855

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
Δ	Floating rate note with current rate and stated maturity date shown.
Ώ	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2016, these liquid restricted securities amounted to $17,281,052, representing 4.2% of total net assets.
**	Represents less than 0.05%

The following acronyms are used throughout this Fund:

BKNT – Bank Note	GNMA – Government National Mortgage Association
CMBS – Commercial Mortgage-Backed Securities	LLC – Limited Liability Corporation
FHLMC – Federal Home Loan Mortgage Corporation	LP – Limited Partnership
FNMA – Federal National Mortgage Association	MTN – Medium Term Note
GMTN – Global Medium Term Note	PLC – Public Limited Company
REIT – Real Estate Investment Trust

See Notes to Portfolios of Investments

January 31, 2016 (unaudited)

Wilmington Intermediate-Term Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITY – 0.1%
WHOLE LOAN – 0.1%
SLM Private Education Loan Trust, Series 2011-A, Class A1, 1.17%, 10/15/24Δ,Ώ	$71,877	$71,968

TOTAL ASSET-BACKED SECURITY (COST $71,877)		$71,968
CORPORATE BONDS – 48.5%
AEROSPACE & DEFENSE – 1.5%
L-3 Communications Corp., Company Guaranteed, 3.95%, 11/15/16	250,000	253,532
L-3 Communications Corp., Company Guaranteed, 4.75%, 7/15/20	750,000	790,540
Lockheed Martin Corp., Sr. Unsecured, 3.10%, 1/15/23	750,000	762,203

TOTAL AEROSPACE & DEFENSE		$1,806,275
AUTO MANUFACTURERS – 1.8%
Daimler Finance North America LLC, Company Guaranteed, 1.38%, 8/01/17Ώ	500,000	496,937
Ford Motor Credit Co. LLC, Sr. Unsecured, 2.15%, 1/09/18#	750,000	745,649
General Motors Co., Sr. Unsecured, 3.50%, 10/02/18	220,000	221,100
Hyundai Capital America, Sr. Unsecured, 2.00%, 3/19/18Ώ	250,000	249,178
Toyota Motor Credit Corp., Sr. Unsecured, MTN, 0.64%, 3/12/20#	450,000	443,287

TOTAL AUTO MANUFACTURERS		$2,156,151
AUTO PARTS & EQUIPMENT – 0.2%
Johnson Controls, Inc., Sr. Unsecured, 3.63%, 7/02/24	300,000	296,256
BANKS – 9.7%
Bank of America Corp, Sr. Unsecured, MTN, 2.63%, 10/19/20	160,000	158,145
Bank of America Corp., Sr. Unsecured, MTN, 4.13%, 1/22/24	250,000	257,633
Branch Banking & Trust Co., Subordinated, 3.63%, 9/16/25#	500,000	510,415
Capital One Financial Corp., Sr. Unsecured, 2.45%, 4/24/19	100,000	100,125
Capital One Financial Corp., Sr. Unsecured, 4.20%, 10/29/25	345,000	345,000
Capital One NA, Sr. Unsecured, BKNT, 1.65%, 2/05/18	250,000	248,319
Citigroup, Inc., Sr. Unsecured, 1.70%, 4/27/18	600,000	595,839

Description	Par Value	Value
Citigroup, Inc., Sr. Unsecured, 2.15%, 7/30/18	$150,000	$150,041
Fifth Third Bancorp, Subordinated, 5.45%, 1/15/17	600,000	621,376
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	370,000	385,317
Goldman Sachs Group, Inc., Sr. Unsecured, 1.44%, 4/23/20	500,000	497,435
HSBC USA, Inc., Sr. Unsecured, 2.80%, 8/07/18	220,000	219,686
Huntington National Bank/The, Sr. Unsecured, 2.40%, 4/01/20	350,000	346,439
JPMorgan Chase & Co., Sr. Unsecured, 6.00%, 1/15/18	250,000	269,684
JPMorgan Chase & Co., Sr. Unsecured, 1.70%, 3/01/18	500,000	498,946
JPMorgan Chase & Co., Sr. Unsecured, MTN, 1.35%, 2/15/17	750,000	749,971
Key Bank NA, Sr. Unsecured, 1.70%, 6/01/18	500,000	498,820
Keycorp, Sr. Unsecured, MTN, 2.90%, 9/15/20	500,000	504,642
Morgan Stanley, Sr. Unsecured, 2.50%, 1/24/19	325,000	326,775
National Australia Bank Ltd./NY, Sr. Unsecured, MTN, 2.75%, 3/09/17	300,000	305,343
PNC Financial Services Group, Inc., Subordinated, 3.90%, 4/29/24	750,000	783,620
Royal Bank of Canada, Sr. Unsecured, GMTN, 1.40%, 10/13/17	275,000	274,937
State Street Corp., Sr. Unsecured, 2.55%, 8/18/20	225,000	229,466
State Street Corp., Sr. Unsecured, 3.70%, 11/20/23	500,000	530,797
SunTrust Banks, Inc., Sr. Unsecured, 2.50%, 5/01/19	600,000	607,311
US Bancorp/MN, Sr. Unsecured, MTN, 1.65%, 5/15/17	500,000	503,469
US Bank NA/Cincinnati OH, Sr. Unsecured, BKNT, 1.10%, 1/30/17	750,000	750,637
Wells Fargo & Co., Sr. Unsecured, MTN, 1.40%, 9/08/17	550,000	549,317
Wells Fargo & Co., Sr. Unsecured, MTN, 2.55%, 12/07/20	200,000	201,001

TOTAL BANKS		$12,020,506
BEVERAGES – 0.8%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 1.90%, 2/01/19	430,000	430,996

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      83

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 3.65%, 2/01/26	$600,000	$608,022

TOTAL BEVERAGES		$1,039,018
CAPITAL MARKETS – 1.2%
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	650,000	732,842
Goldman Sachs Group, Inc., Sr. Unsecured, 6.25%, 9/01/17	655,000	697,339

TOTAL CAPITAL MARKETS		$1,430,181
CHEMICALS – 0.4%
Ecolab, Inc., Sr. Unsecured, 3.00%, 12/08/16	450,000	456,691
COMMERCIAL BANKS – 1.3%
BB&T Corp., Sr. Unsecured, MTN, FRN, 1.09%, 6/15/18Δ	500,000	500,758
Westpac Banking Corp., Sr. Unsecured, 2.00%, 8/14/17	575,000	580,092
Westpac Banking Corp., Sr. Unsecured, 4.88%, 11/19/19	500,000	549,596

TOTAL COMMERCIAL BANKS		$1,630,446
COMMERCIAL FINANCE – 0.6%
General Electric Capital Corp., Sr. Unsecured, MTN, 2.30%, 4/27/17	750,000	761,279
COMPUTERS – 0.6%
HP Enterprise Co., Company Guaranteed, 2.45%, 10/05/17Ώ	750,000	751,596
CONSUMER FINANCE – 1.5%
American Express Co., Sr. Unsecured, 6.15%, 8/28/17	750,000	800,328
American Express Co., Sr. Unsecured, FRN, 0.82%, 5/22/18Δ	1,080,000	1,073,558

TOTAL CONSUMER FINANCE		$1,873,886
DIVERSIFIED FINANCIAL SERVICES – 2.8%
Bank of America Corp., Sr. Unsecured, 2.00%, 1/11/18	250,000	249,249
BlackRock, Inc., Sr. Unsecured, 3.50%, 3/18/24	500,000	521,037
Charles Schwab Corp., Sr. Unsecured, 1.50%, 3/10/18	650,000	652,299
Ford Motor Credit Co. LLC, Sr. Unsecured, FRN, 1.06%, 3/12/19Δ	1,000,000	969,808
General Motors Financial Co., Inc., Company Guaranteed, 2.75%, 5/15/16	300,000	301,125
General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17	250,000	256,406
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	450,000	456,869

TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,406,793
ELECTRIC – 2.9%
CMS Energy Corp., Sr. Unsecured, 6.55%, 7/17/17	625,000	671,595

Description	Par Value	Value
Duke Energy Indiana, Inc., 1st Mortgage, 3.75%, 7/15/20	$670,000	$717,921
Exelon Generation Co. LLC, Sr. Unsecured, 6.20%, 10/01/17	200,000	212,705
FirstEnergy Transmission LLC, Sr. Unsecured, 4.35%, 1/15/25Ώ	750,000	771,317
NextEra Energy Capital Holdings, Inc., Company Guaranteed, 3.63%, 6/15/23	100,000	101,261
Southern California Edison Co., Series B, 1st Mortgage, 2.40%, 2/01/22	900,000	898,749
Southern Power Co., Sr. Unsecured, 1.85%, 12/01/17	205,000	205,462

TOTAL ELECTRIC		$3,579,010
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.2%
Emerson Electric Co., Sr. Unsecured, 2.63%, 12/01/21	275,000	280,003
FOOD – 0.5%
Kraft Foods Group, Inc., Company Guaranteed, 2.25%, 6/05/17	150,000	151,527
Kroger Co., Sr. Unsecured, 2.30%, 1/15/19	250,000	254,124
Kroger Co., Sr. Unsecured, 2.95%, 11/01/21	250,000	253,843

TOTAL FOOD		$659,494
FOOD PRODUCTS – 0.2%
WM Wrigley Jr. Co., Sr. Unsecured, 1.40%, 10/21/16Ώ	250,000	250,165
HEALTH CARE EQUIPMENT & SUPPLIES – 0.3%
Zimmer Holdings, Inc., Sr. Unsecured, 1.45%, 4/01/17	325,000	324,258
HEALTH CARE PROVIDERS & SERVICES – 0.4%
Anthem, Inc., Sr. Unsecured, 2.38%, 2/15/17	500,000	504,629
HOME FURNISHINGS – 0.4%
Whirlpool Corp., Sr. Unsecured, 1.65%, 11/01/17	250,000	249,490
Whirlpool Corp., Sr. Unsecured, 2.40%, 3/01/19	220,000	222,323

TOTAL HOME FURNISHINGS		$471,813
INSURANCE – 2.1%
American International Group, Inc., Sr. Unsecured, 3.75%, 7/10/25	240,000	230,758
Aon PLC, Company Guaranteed, 2.80%, 3/15/21	240,000	242,791
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	250,000	260,954
Hartford Financial Services Group, Inc., Sr. Unsecured, 5.13%, 4/15/22	360,000	397,303
MetLife, Inc., Sr. Unsecured, 3.60%, 4/10/24	750,000	764,689

January 31, 2016 (unaudited)

84     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Prudential Financial, Inc., Sr. Unsecured, MTN, 6.00%, 12/01/17	$650,000	$700,212

TOTAL INSURANCE		$2,596,707
MACHINERY – 0.4%
John Deere Capital Corp., Sr. Unsecured, MTN, 1.35%, 1/16/18	275,000	275,112
John Deere Capital Corp., Sr. Unsecured, MTN, 1.95%, 1/08/19#	200,000	202,069

TOTAL MACHINERY		$477,181
MEDIA – 2.8%
CBS Corp., Company Guaranteed, 3.38%, 3/01/22	350,000	351,822
CCO Safari II LLC, Sr. Secured, 3.58%, 7/23/20Ώ	500,000	502,865
Time Warner Cable, Inc., Company Guaranteed, 5.85%, 5/01/17	750,000	782,556
Time Warner, Inc., Company Guaranteed, 3.60%, 7/15/25	430,000	418,573
Viacom, Inc., Sr. Unsecured, 3.50%, 4/01/17	750,000	764,150
Viacom, Inc., Sr. Unsecured, 3.25%, 3/15/23#	650,000	587,307

TOTAL MEDIA		$3,407,273
METALS & MINING – 0.3%
Alcoa, Inc., Sr. Unsecured, 5.13%, 10/01/24#	500,000	411,562
MISCELLANEOUS MANUFACTURING – 1.8%
General Electric Co., Sr. Unsecured, 5.25%, 12/06/17	660,000	707,859
Ingersoll-Rand Global Holding Co. Ltd., Company Guaranteed, 4.25%, 6/15/23	330,000	348,367
Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed, 2.63%, 5/01/20	250,000	248,650
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	425,000	436,719
Textron, Inc., Sr. Unsecured, 4.30%, 3/01/24	500,000	522,927

TOTAL MISCELLANEOUS MANUFACTURING		$2,264,522
OFFICE/BUSINESS EQUIPMENT – 0.5%
Xerox Corp., Sr. Unsecured, 2.80%, 5/15/20	600,000	570,541
OIL & GAS – 3.1%
Anadarko Petroleum Corp., Sr. Unsecured, 6.38%, 9/15/17	695,000	702,427
ConocoPhillips Co., Sr. Secured, 1.22%, 5/15/22	80,000	78,431
Devon Energy Corp., Sr. Unsecured, 2.25%, 12/15/18	370,000	319,587
Marathon Oil Corp., Sr. Unsecured, 6.00%, 10/01/17	1,000,000	991,853
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	125,000	110,666

Description	Par Value	Value
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	$400,000	$409,563
Sempra Energy, Sr. Unsecured, 2.30%, 4/01/17	800,000	806,421
Total Capital International SA, Company Guaranteed, 0.58%, 6/19/19Δ	450,000	442,883

TOTAL OIL & GAS		$3,861,831
OIL & GAS FIELD SERVICES – 0.3%
Schlumberger Holdings Corp., Sr. Unsecured, 2.35%, 12/21/18Ώ	370,000	365,246
PHARMACEUTICALS – 1.8%
AbbVie, Inc., Company Guaranteed, 1.75%, 11/06/17	750,000	749,881
Actavis Funding SCS, Company Guaranteed, 1.52%, 3/12/20	500,000	500,401
Cardinal Health, Inc., Sr. Unsecured, 1.90%, 6/15/17	250,000	251,486
Express Scripts Holding Co., Company Guaranteed, 1.25%, 6/02/17	415,000	413,372
Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	250,000	264,140

TOTAL PHARMACEUTICALS		$2,179,280
PIPELINES – 1.0%
Energy Transfer Partners LP, Sr. Unsecured, 4.15%, 10/01/20	500,000	443,024
Enterprise Products Operating LLC, Company Guaranteed, 2.55%, 10/15/19	325,000	311,482
Kinder Morgan, Inc., Company Guaranteed, 2.00%, 12/01/17	525,000	506,043

TOTAL PIPELINES		$1,260,549
REAL ESTATE INVESTMENT TRUSTS – 3.8%
American Tower Corp., Sr. Unsecured, 3.45%, 9/15/21	250,000	252,168
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	505,000	540,137
Digital Delta Holdings LLC, Company Guaranteed, 3.40%, 10/01/20Ώ	100,000	101,422
HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	540,000	544,431
Health Care REIT, Inc., Sr. Unsecured, 2.25%, 3/15/18	450,000	451,491
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	200,000	199,375
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	550,000	547,254
Mack-Cali Realty LP, Sr. Unsecured, 2.50%, 12/15/17	250,000	251,321
ProLogis LP, Company Guaranteed, 3.35%, 2/01/21	500,000	511,808
Simon Property Group LP, Sr. Unsecured, 2.15%, 9/15/17	500,000	505,420
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 2.70%, 4/01/20	550,000	546,570

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      85

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 4.25%, 3/01/22	$250,000	$261,022

TOTAL REAL ESTATE INVESTMENT TRUSTS		$4,712,419
RETAIL – 0.2%
Walgreens Boots Alliance, Inc., Sr. Unsecured, 3.30%, 11/18/21	225,000	224,881
TELECOMMUNICATIONS – 1.3%
AT&T, Inc., Sr. Unsecured, 1.16%, 6/30/20	500,000	495,800
Verizon Communications, Inc., Sr. Unsecured, 1.35%, 6/09/17	300,000	299,724
Verizon Communications, Inc., Sr. Unsecured, 4.50%, 9/15/20	300,000	324,782
Verizon Communications, Inc., Sr. Unsecured, FRN, 1.00%, 6/17/19Δ	525,000	521,886

TOTAL TELECOMMUNICATIONS		$1,642,192
TRANSPORTATION – 0.8%
CSX Corp., Sr. Unsecured, 4.25%, 6/01/21	500,000	538,731
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	500,000	501,420

TOTAL TRANSPORTATION		$1,040,151
TRUCKING & LEASING – 1.0%
GATX Corp., Sr. Unsecured, 3.50%, 7/15/16	615,000	621,018
GATX Corp., Sr. Unsecured, 2.38%, 7/30/18	625,000	622,844

TOTAL TRUCKING & LEASING		$1,243,862

TOTAL CORPORATE BONDS (COST $59,918,359)		$59,956,647
GOVERNMENT AGENCIES – 10.0%
FEDERAL HOME LOAN BANK (FHLB) – 2.4%
Series 1, 4.88%, 5/17/17	1,865,000	1,963,920
Series 917, 1.00%, 6/21/17	1,000,000	1,003,182

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$2,967,102
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 5.1%
1.38%, 5/01/20#	1,250,000	1,254,356
1.25%, 5/12/17	1,800,000	1,811,464
1.75%, 5/30/19	805,000	821,093
2.38%, 1/13/22	1,850,000	1,924,337
3.75%, 3/27/19	500,000	540,751

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$6,352,001
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.5%
5.00%, 5/11/17	1,500,000	1,580,919

Description	Par Value	Value
1.75%, 9/12/19	$1,475,000	$1,503,260

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$3,084,179

TOTAL GOVERNMENT AGENCIES (COST $12,109,543)		$12,403,282
MORTGAGE-BACKED SECURITIES – 1.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.3%
Pool A18401, 6.00%, 2/01/34	69,246	78,927
Pool B19228, 4.50%, 4/01/20	20,877	21,664
Pool C90293, 7.50%, 9/01/19	72,120	79,926
Pool C90504, 6.50%, 12/01/21	28,280	31,942
Pool E83022, 6.00%, 4/01/16	493	494
Pool E92817, 5.00%, 12/01/17	40,826	41,697
Pool G01625, 5.00%, 11/01/33	55,268	60,847
Pool G02390, 6.00%, 9/01/36	18,068	20,494
Pool G08097, 6.50%, 11/01/35	36,706	42,626
Pool G08193, 6.00%, 4/01/37	56,719	64,339
Pool G11311, 5.00%, 10/01/17	22,180	22,587

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$465,543
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.2%
Pool 254240, 7.00%, 3/01/32	64,531	74,989
Pool 254833, 4.50%, 8/01/18	11,542	11,882
Pool 256639, 5.00%, 2/01/27	42,641	47,260
Pool 256752, 6.00%, 6/01/27	42,280	47,998
Pool 257007, 6.00%, 12/01/27	75,808	86,055
Pool 612514, 2.22%, 5/01/33Δ	45,697	47,932
Pool 619054, 5.50%, 2/01/17	10,955	11,142
Pool 629603, 5.50%, 2/01/17	3,061	3,113
Pool 688996, 8.00%, 11/01/24	9,864	10,272
Pool 745412, 5.50%, 12/01/35	39,135	43,847
Pool 839291, 5.00%, 9/01/20	3,796	3,928
Pool AE2520, 3.00%, 1/01/26	1,020,842	1,069,580

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,457,998
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.3%
Pool 2616, 7.00%, 7/20/28	54,073	62,674
Pool 2701, 6.50%, 1/20/29	101,339	116,212
Pool 426727, 7.00%, 2/15/29	7,872	8,384
Pool 780825, 6.50%, 7/15/28	86,238	100,021
Pool 781231, 7.00%, 12/15/30	46,706	54,910

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$342,201

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,095,997)		$2,265,742

January 31, 2016 (unaudited)

86     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
U.S. TREASURY – 39.0%
U.S. TREASURY NOTES – 39.0%
0.88%, 11/15/17	$640,000	$641,057
0.88%, 1/31/18	750,000	750,759
0.88%, 7/15/18	440,000	439,902
0.88%, 1/31/17	250,000	250,559
1.00%, 5/31/18	500,000	501,293
1.00%, 6/30/19	250,000	249,406
1.00%, 9/30/19	1,000,000	995,446
1.25%, 11/30/18	640,000	645,267
1.25%, 1/31/19	1,450,000	1,461,036
1.25%, 2/29/20	1,500,000	1,502,024
1.38%, 1/31/21	500,000	501,076
1.38%, 6/30/18	1,230,000	1,244,909
1.38%, 5/31/20	3,250,000	3,265,577
1.50%, 8/31/18	1,000,000	1,015,409
1.50%, 11/30/19	700,000	708,630
1.63%, 8/15/22	2,920,000	2,924,102
1.75%, 5/15/23	1,000,000	1,003,296
2.00%, 7/31/20	1,500,000	1,545,869
2.00%, 11/15/21	455,000	467,576
2.00%, 2/15/22	500,000	513,979
2.00%, 2/15/23	2,000,000	2,045,648
2.00%, 2/15/25	1,003,000	1,011,985
2.00%, 8/15/25	1,700,000	1,711,792
2.13%, 1/31/21	1,500,000	1,554,794
2.13%, 6/30/21	775,000	802,833
2.13%, 9/30/21	1,000,000	1,034,825
2.13%, 6/30/22	1,900,000	1,960,856
2.13%, 5/15/25	1,425,000	1,451,801
2.13%, 8/15/21	1,000,000	1,035,760
2.25%, 11/15/25	1,035,000	1,065,152
2.38%, 8/15/24	750,000	781,206
2.50%, 8/15/23	750,000	792,089
2.50%, 5/15/24	1,000,000	1,052,541
2.63%, 8/15/20	1,500,000	1,586,420
2.63%, 11/15/20	1,200,000	1,270,268
2.75%, 2/15/19	1,500,000	1,578,454
2.75%, 11/15/23	2,000,000	2,147,565
3.13%, 5/15/21	550,000	597,597
3.63%, 2/15/20	500,000	547,317
4.00%, 8/15/18	1,000,000	1,079,474
4.25%, 11/15/17	500,000	530,515

Description	Par Value	Value
4.75%, 8/15/17	$500,000	$530,665
13.75%, 8/31/20	1,400,000	1,406,062

TOTAL U.S. TREASURY NOTES		$48,202,791

TOTAL U.S. TREASURY (COST $47,199,802)		$48,202,791

	Number of Shares
MONEY MARKET FUND – 0.5%
Dreyfus Cash Management Fund, Institutional Shares, 0.28%^	616,510	$616,510

TOTAL MONEY MARKET FUND (COST $616,510)		$616,510

TOTAL INVESTMENTS IN SECURITIES – 99.9% (COST $122,012,088)		$123,516,940

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.1%
REPURCHASE AGREEMENTS – 2.1%
Citigroup Global Markets, Inc., 0.34%, dated 1/29/16, due 2/01/16, repurchase price $486,063, collateralized by U.S. Government & Treasury Securities 0.00% to 9.50%, maturing 3/20/16 to 3/20/62; total market value of $495,770.	$486,049	$486,049
Daiwa Capital Markets America, 0. 38%, dated 1/29/16, due 2/01/16, repurchase price $486,064, collateralized by U.S. Government & Treasury Securities 0.00% to 7.25%, maturing 12/31/16 to 2/01/49; total market value of $495,770.	486,049	486,049
HSBC Securities USA, Inc., 0.30%, dated 1/29/16, due 2/01/16, repurchase price $30,514, collateralized by U.S. Government Securities 0.00% to 7.25%, maturing 2/22/16 to 1/15/37; total market value of $31,123.	30,513	30,513
HSBC Securities USA, Inc., 0.31%, dated 1/29/16, due 2/01/16, repurchase price $97,374, collateralized by U.S. Government Securities 2.50% to 6.00%, maturing 1/01/28 to 1/01/46; total market value of $99,319.	97,371	97,371
ING Financial Markets LLC, 0.32%, dated 1/29/16, due 2/01/16, repurchase price $486,062, collateralized by U.S. Government Securities 1.70% to 6. 26%, maturing 1/01/19 to 8/01/46; total market value of $495,772.	486,049	486,049

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      87

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value
Mizuho Securities USA, Inc. 0.35% dated 1/29/16 due 2/01/16 repurchase price $486,063, collateralized by U.S. Government Securities 0.00% to 9.50%,maturing 10/01/19 to 7/01/43; total market value of $495,770.	$486,049	$486,049
TD Securities (USA) LLC, 0.35%, dated 1/29/16, due 2/01/16, repurchase price $486,063, collateralized by U.S. Government Securities 2.50% to 4.00%,maturing 9/01/26 to 9/01/45; total market value of $495,770.	486,049	486,049

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,558,129)		$2,558,129

TOTAL INVESTMENTS – 102.0% (COST $124,570,217)		$126,075,069
COLLATERAL FOR SECURITIES ON LOAN – (2.1%)		(2,558,129)
OTHER ASSETS LESS LIABILITIES – 0.1%		158,255

TOTAL NET ASSETS – 100.0%		$123,675,195

Cost of investments for Federal income tax purposes is $124,570,217. The net unrealized appreciation/(depreciation) of investments was $1,504,852. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,082,126 and net unrealized depreciation from investments for those securities having an excess of cost over value of $577,274.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Security	$—	$71,968	$—	$71,968
Corporate Bonds	—	59,956,647	—	59,956,647
Government Agencies	—	12,403,282	—	12,403,282
Mortgage-Backed Securities	—	2,265,742	—	2,265,742
U.S. Treasury	—	48,202,791	—	48,202,791
Money Market Fund	616,510	—	—	616,510
Repurchase Agreements	—	2,558,129	—	2,558,129

Total	$616,510	$125,458,559	$—	$126,075,069

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.
Ώ	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2016, these liquid restricted securities amounted to $3,560,694 representing 2.9% of total net assets.

January 31, 2016 (unaudited)

88     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (concluded)

The following acronyms are used throughout this Fund:

BKNT - Bank Note

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Portfolios of Investments

January 31, 2016 (unaudited)

Wilmington Short-Term Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE – 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 399251, 2.32%, 9/01/27Δ	$51	$53

TOTAL ADJUSTABLE RATE MORTGAGE (COST $51)		$53
ASSET-BACKED SECURITY – 0.1%
WHOLE LOAN – 0.1%
SLM Private Education Loan Trust, Series 2011-A, Class A1, 1.43%, 10/15/24Δ ,Ώ	95,836	95,958

TOTAL ASSET-BACKED SECURITY (COST $95,836)		$95,958
COLLATERALIZED MORTGAGE OBLIGATIONS – 7.2%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 0.4%
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC18, Class A4, 5.44%, 6/12/47	528,584	539,922
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.1%
Series 1988-6, Class C, 9.05%, 6/15/19	2,041	2,108
Series 1989-112, Class I, 6.50%, 1/15/21	1,033	1,101
Series 1990-136, Class E, 6.00%, 4/15/21	2,701	2,882
Series 1990-141, Class D, 5.00%, 5/15/21	1,106	1,160
Series 1993-1577, Class PK, 6.50%, 9/15/23	36,359	40,066
Series 1993-1644, Class K, 6.75%, 12/15/23	30,090	33,197
Series 1994-1686, Class PJ, 5.00%, 2/15/24	3,712	3,938
Series 2003-2649, Class KA, 4.50%, 7/15/18	48,194	49,375
Series 2011-3799, Class GK, 2.75%, 1/15/21	151,941	155,555
Series 2012-K710, Class A1, 1.44%, 1/25/19	1,584,844	1,594,456
Series 3893, Class DJ, 2.00%, 10/15/20	1,258,520	1,267,322

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,151,160
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.2%
Series 1993-113, Class PK, 6.50%, 7/25/23	33,688	36,945
Series 1993-127, Class H, 6.50%, 7/25/23	30,036	33,170
Series 1993-202, Class J, 6.50%, 11/25/23	17,653	19,882
Series 1994-3, Class PL, 5.50%, 1/25/24	35,396	38,135
Series 1994-55, Class H, 7.00%, 3/25/24	37,321	41,705

Description	Par Value	Value
Series 2002-52, Class QA, 6.00%, 7/18/32	$11,302	$11,786
Series 2002-94, Class HQ, 4.50%, 1/25/18	357,580	366,364
Series 2003-3, Class BC, 5.00%, 2/25/18	278,219	288,532
Series 2009-70, Class NM, 3.25%, 8/25/19	696,365	713,984
Series 2011-66, Class QE, 2.00%, 7/25/21	545,186	550,820
Series 2011-71, Class DJ, 3.00%, 3/25/25	577,649	587,331
Series 2011-81, Class PA, 3.50%, 8/25/26	2,048,094	2,137,082

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$4,825,736
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.8%
Series 2005-44, Class PC, 5.00%, 12/20/33	338,886	344,450
Series 2010-17, Class K, 4.00%, 3/16/22	780,486	788,812

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$1,133,262
WHOLE LOAN – 0.7%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.78%, 2/25/34Δ	209,477	206,815
Banc of America Mortgage Securities, Inc., Series 2004-B, Class 2A1, 2.67%, 3/25/34Δ	142,068	141,678
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.90%, 11/25/35Δ	818,507	744,504

TOTAL WHOLE LOAN		$1,092,997

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $11,005,316)		$10,743,077
COMMERCIAL PAPER – 3.4%¿
COMMERCIAL PAPER – 3.4%
Duke Energy Corp., 0.71%, 2/05/16Ώ	2,000,000	1,999,806
Public Service Electric & Gas Colorado, 0.53%, 2/01/16	2,000,000	1,999,971
Viacom, Inc., 1.02%, 2/02/16Ώ	1,000,000	999,944

TOTAL COMMERCIAL PAPER		$4,999,721

TOTAL COMMERCIAL PAPER (COST $4,999,816)		$4,999,721
CORPORATE BONDS – 55.7%
AEROSPACE & DEFENSE – 2.5%
L-3 Communications Corp., Company Guaranteed, 3.95%, 11/15/16	1,746,000	1,770,667
Lockheed Martin Corp., Sr. Unsecured, 1.85%, 11/23/18	2,000,000	2,014,819

TOTAL AEROSPACE & DEFENSE		$3,785,486

January 31, 2016 (unaudited)

90     PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
AUTOMOTIVE – 2.7%
Daimler Finance North America LLC, Company Guaranteed, 1.38%, 8/01/17Ώ	$2,000,000	$1,987,748
Hyundai Capital America, Sr. Unsecured, 1.88%, 8/09/16Ώ	400,000	401,382
Johnson Controls, Inc., Sr. Unsecured, 1.40%, 11/02/17	1,000,000	994,530
Toyota Motor Credit Corp., Sr. Unsecured, MTN, 0.87%, 3/12/20Δ	693,000	682,662

TOTAL AUTOMOTIVE		$4,066,322
BEVERAGES – 0.7%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 1.90%, 2/01/19	1,000,000	1,002,316
BIOTECHNOLOGY – 1.4%
Celgene Corp., Sr. Unsecured, 2.13%, 8/15/18	1,225,000	1,228,197
Gilead Sciences, Inc., Sr. Unsecured, 1.85%, 9/04/18	785,000	790,970

TOTAL BIOTECHNOLOGY		$2,019,167
CAPITAL MARKETS – 5.5%
Caterpillar Financial Services Corp., Sr. Unsecured, 1.75%, 3/24/17	1,000,000	1,006,228
Fifth Third Bancorp, Subordinated, 5.45%, 1/15/17	5,000,000	5,178,137
Goldman Sachs Group, Inc., Sr. Unsecured, 3.63%, 2/07/16	562,000	562,280
Raymond James Financial, Inc., Sr. Unsecured, 4.25%, 4/15/16	1,500,000	1,509,169

TOTAL CAPITAL MARKETS		$8,255,814
COMMERCIAL BANKS – 7.6%
Branch Banking & Trust Co., Sr. Unsecured, BKNT, 1.00%, 4/03/17	1,500,000	1,495,602
Citigroup, Inc., Sr. Unsecured, 2.15%, 7/30/18	915,000	915,249
Citigroup, Inc., Sr. Unsecured, 2.05%, 12/07/18	2,000,000	1,989,363
Huntington National Bank (The), Sr. Unsecured, 1.38%, 4/24/17	2,000,000	1,995,667
JPMorgan Chase & Co., Sr. Unsecured, FRN, 1.25%, 1/28/19Δ	1,000,000	987,038
KeyBank N.A., Subordinated, BKNT, 5.70%, 11/01/17	900,000	957,600
Wells Fargo & Co., Sr. Unsecured, MTN, 1.15%, 6/02/17	2,000,000	1,998,053
Wells Fargo & Co., Sr. Unsecured, MTN, 2.55%, 12/07/20	1,000,000	1,005,004

TOTAL COMMERCIAL BANKS		$11,343,576
COMPUTERS – 0.7%
HP Enterprise Co., Sr. Unsecured, 2.45%, 10/05/17Ώ	1,000,000	1,002,127

Description	Par Value	Value
CONSUMER FINANCE – 2.3%
John Deere Capital Corp., Sr. Unsecured, MTN, 1.05%, 12/15/16	$2,500,000	$2,501,281
John Deere Capital Corp., Sr. Unsecured, MTN, 1.95%, 1/08/19#	950,000	959,830

TOTAL CONSUMER FINANCE		$3,461,111
DIVERSIFIED FINANCIAL SERVICES – 6.9%
American Express Credit Corp., Sr. Unsecured, 1.08%, 3/18/19Δ	800,000	791,400
Bank of New York Mellon Corp., Sr. Unsecured, MTN, 2.45%, 11/27/20	2,000,000	2,009,071
Capital One NA, Sr. Unsecured, BKNT, 1.50%, 9/05/17	1,200,000	1,194,685
Charles Schwab Corp., Sr. Unsecured, 1.50%, 3/10/18	1,975,000	1,981,986
Ford Motor Credit Co. LLC, Sr. Unsecured, FRN, 1.33%, 3/12/19Δ	1,000,000	969,808
General Electric Co., Sr. Unsecured, 1.51%, 3/15/23Δ	2,000,000	1,976,003
General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17	200,000	205,125
Morgan Stanley, Sr. Unsecured, GMTN, 2.45%, 2/01/19	1,100,000	1,104,796

TOTAL DIVERSIFIED FINANCIAL SERVICES		$10,232,874
ELECTRIC – 5.2%
Appalachian Power Co., Sr. Unsecured, K, 5.00%, 6/01/17	1,000,000	1,044,083
Entergy Corp., Sr. Unsecured, 4.70%, 1/15/17	2,000,000	2,043,901
Exelon Generation Co. LLC, Sr. Unsecured, 6.20%, 10/01/17	1,505,000	1,600,609
Georgia Power Co., Sr. Unsecured, 1.95%, 12/01/18	2,000,000	2,015,551
Southern Power Co., Sr. Unsecured, 1.85%, 12/01/17	1,000,000	1,002,253

TOTAL ELECTRIC		$7,706,397
ELECTRONICS – 1.3%
Thermo Fisher Scientific, Inc., Sr. Unsecured, 1.30%, 2/01/17	2,000,000	1,995,307
ENVIRONMENTAL CONTROL – 0.7%
Waste Management, Inc., Company Guaranteed, 2.60%, 9/01/16	1,100,000	1,108,334
FOOD PRODUCTS – 1.9%
Kroger Co., Sr. Unsecured, 1.20%, 10/17/16	2,600,000	2,600,806
WM Wrigley Jr. Co., Sr. Unsecured, 1.40%, 10/21/16Ώ	160,000	160,106

TOTAL FOOD PRODUCTS		$2,760,912
FOREST PRODUCTS & PAPER – 0.8%
International Paper Co., Sr. Unsecured, 5.25%, 4/01/16	1,250,000	1,258,238

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      91

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
HEALTH CARE EQUIPMENT & SUPPLIES – 1.4%
Becton Dickinson And Co., Sr. Unsecured, 1.45%, 5/15/17	$1,000,000	$998,744
Zimmer Holdings, Inc., Sr. Unsecured, 1.45%, 4/01/17	1,135,000	1,132,410

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$2,131,154
HEALTH CARE PROVIDERS & SERVICES – 1.4%
Anthem, Inc., Sr. Unsecured, 2.38%, 2/15/17	1,000,000	1,009,259
UnitedHealth Group, Inc., Sr. Unsecured, 1.90%, 7/16/18	1,110,000	1,116,409

TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,125,668
HOME FURNISHINGS – 0.5%
Whirlpool Corp., Sr. Unsecured, 6.50%, 6/15/16	750,000	763,229
INSURANCE – 2.1%
Berkshire Hathaway Finance Corp., Company Guaranteed, 1.60%, 5/15/17	2,000,000	2,018,746
Principal Financial Group, Inc., Company Guaranteed, 1.85%, 11/15/17	1,074,000	1,078,529

TOTAL INSURANCE		$3,097,275
MEDIA – 1.2%
CBS Corp., Company Guaranteed, 4.63%, 5/15/18	1,000,000	1,056,928
Walt Disney Co., Sr. Unsecured, 1.65%, 1/08/19#	750,000	757,858

TOTAL MEDIA		$1,814,786
OIL & GAS – 2.6%
Chevron Corp., Sr. Unsecured, 1.34%, 11/09/17	1,500,000	1,496,092
Halliburton Co., Sr. Unsecured, 2.70%, 11/15/20	175,000	170,995
Husky Oil Ltd., Sr. Unsecured, 7.55%, 11/15/16	221,000	225,511
Phillips 66, Company Guaranteed, 2.95%, 5/01/17	1,000,000	1,013,719
Schlumberger Holdings Corp., Sr. Unsecured, 1.90%, 12/21/17#,Ώ	1,000,000	996,969

TOTAL OIL & GAS		$3,903,286
PHARMACEUTICALS – 0.7%
AbbVie, Inc., Sr. Unsecured, 1.75%, 11/06/17	1,000,000	999,841
REAL ESTATE INVESTMENT TRUSTS – 1.3%
BioMed Realty LP, Company Guaranteed, 2.63%, 5/01/19	1,000,000	979,548
Ventas Realty LP, Company Guaranteed, 1.55%, 9/26/16	1,000,000	1,001,488

TOTAL REAL ESTATE INVESTMENT TRUSTS		$1,981,036

Description	Par Value	Value
RETAIL – 2.2%
CVS Caremark Corp., Sr. Unsecured, 1.20%, 12/05/16	$2,200,000	$2,199,630
McDonald’s Corp., Sr. Unsecured, 2.75%, 12/09/20	1,000,000	1,015,023

TOTAL RETAIL		$3,214,653
TELECOMMUNICATIONS – 1.1%
AT&T, Inc., Sr. Unsecured, 1.53%, 6/30/20Δ	900,000	892,440
Cisco Systems, Inc., Sr. Unsecured, 1.10%, 3/03/17	800,000	802,465

TOTAL TELECOMMUNICATIONS		$1,694,905
TRANSPORTATION – 0.3%
Ryder System, Inc., Sr. Unsecured, MTN, 3.60%, 3/01/16	400,000	400,774
TRUCKING & LEASING – 0.7%
GATX Corp., Sr. Unsecured, 2.38%, 7/30/18	1,000,000	996,550

TOTAL CORPORATE BONDS (COST $83,177,851)		$83,121,138
GOVERNMENT AGENCIES – 0.0%**
SMALL BUSINESS ADMINISTRATION – 0.0%**
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-C, 6.70%, 3/01/16	2,190	2,199
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-K, 6.95%, 11/01/16	23,903	24,455
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-L, 6.70%, 12/01/16	14,724	15,014
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1997-E, 7.30%, 5/01/17	575	595
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1999-I, 7.30%, 9/01/19	3,355	3,585

TOTAL SMALL BUSINESS ADMINISTRATION		$45,848

TOTAL GOVERNMENT AGENCIES (COST $45,250)		$45,848
MORTGAGE-BACKED SECURITIES – 6.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.7%
Pool 287773, 7.50%, 3/01/17	222	228
Pool 538733, 9.00%, 9/01/19	201	207
Pool A18401, 6.00%, 2/01/34	570,670	650,455
Pool C78010, 5.50%, 4/01/33	759,273	855,114
Pool C80328, 7.50%, 7/01/25	28,059	32,826
Pool G01425, 7.50%, 5/01/32	62,641	73,438
Pool G01831, 6.00%, 5/01/35	138,628	157,428

January 31, 2016 (unaudited)

92     PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
Pool G12709, 5.00%, 7/01/22	$107,431	$111,933
Pool G14695, 4.50%, 6/01/26	583,742	609,424

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$2,491,053
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 4.9%
Pool 202957, 8.00%, 8/01/21	1,964	2,075
Pool 252439, 6.50%, 5/01/29	25,400	29,415
Pool 255933, 5.50%, 11/01/35	131,250	147,121
Pool 323419, 6.00%, 12/01/28	49,785	56,555
Pool 334593, 7.00%, 5/01/24	53,540	62,191
Pool 39862, 9.75%, 9/01/17	2,606	2,732
Pool 436746, 6.50%, 8/01/28	41,662	44,949
Pool 440401, 6.50%, 8/01/28	141,702	164,450
Pool 485678, 6.50%, 3/01/29	29,485	31,923
Pool 494375, 6.50%, 4/01/29	2,196	2,267
Pool 545051, 6.00%, 9/01/29	71,001	80,703
Pool 725418, 6.50%, 5/01/34	129,462	150,027
Pool 833143, 5.50%, 9/01/35	731,006	819,270
Pool 843323, 5.50%, 10/01/35	61,104	68,269
Pool AE2520, 3.00%, 1/01/26	340,281	356,527
Pool MA0909, 3.00%, 11/01/21	604,576	634,037
Pool MA0921, 3.00%, 12/01/21	4,416,513	4,631,748

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$7,284,259
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.2%
Pool 1061, 9.00%, 4/20/23	12,911	13,450
Pool 1886, 9.00%, 10/20/24	329	342
Pool 188603, 9.00%, 11/15/16	1,614	1,650
Pool 208196, 9.00%, 2/15/17	2,819	2,883
Pool 306066, 8.50%, 7/15/21	2,924	3,395
Pool 307983, 8.50%, 7/15/21	12,819	13,226
Pool 341948, 8.50%, 1/15/23	3,352	3,447
Pool 346572, 7.00%, 5/15/23	6,239	6,636
Pool 484269, 7.00%, 9/15/28	28,011	30,211
Pool 581522, 6.00%, 5/15/33	139,420	148,799
Pool 592505, 6.00%, 4/15/33	143,492	154,266
Pool 780440, 8.50%, 11/15/17	305	316

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$378,621

TOTAL MORTGAGE-BACKED SECURITIES (COST $9,778,408)		$10,153,933
MUNICIPAL BOND – 0.1%
DEVELOPMENT – 0.1%
City of Miami, FL, Rent Revenue, Series 1998, 8.65%, 7/01/19	100,000	113,125

TOTAL MUNICIPAL BOND (COST $105,634)		$113,125

Description	Par Value	Value
U.S. TREASURY – 26.2%
U.S. TREASURY NOTES – 26.2%
0.50%, 4/30/17	$5,515,000	$5,502,415
0.63%, 5/31/17	8,500,000	8,489,935
0.63%, 6/30/17	185,000	184,753
1.00%, 5/15/18	9,750,000	9,778,249
1.13%, 6/15/18	13,750,000	13,832,852
1.38%, 6/30/18	1,300,000	1,315,758

TOTAL U.S. TREASURY NOTES		$39,103,962

TOTAL U.S. TREASURY (COST $38,989,212)		$39,103,962
Description	Number of Shares	Value
MONEY MARKET FUND – 0.2%
Dreyfus Cash Management Fund, Institutional Shares, 0.28%^	363,320	$363,320

TOTAL MONEY MARKET FUND (COST $363,320)		$363,320

TOTAL INVESTMENTS IN SECURITIES – 99.7% (COST $148,560,694)		$148,740,135
	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.2%
REPURCHASE AGREEMENTS – 1.2%
Citigroup Global Markets, Inc., 0.34%, dated 1/29/16, due 2/01/16, repurchase price $337,598, collateralized by U.S. Government & Treasury Securities 0.00% to 9.50%, maturing 3/20/16 to 3/20/62; total market value of $344,340.	$337,588	$337,588
Daiwa Capital Markets America, 0.38%,dated 1/29/16, due 2/01/16, repurchase price $337,599, collateralized by U.S. Government & Treasury Securities 0.00% to 7.25%, maturing 3/23/16 to 2/01/49; total market value of $344,340.	337,588	337,588
HSBC Securities USA, Inc., 0.30%, dated 1/29/16, due 2/01/16, repurchase price $21,194, collateralized by U.S. Government Securities 0.00% to 7.25%, maturing 2/22/16 to 7/15/37; total market value of $21,617.	21,193	21,193

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      93

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value
HSBC Securities USA, Inc., 0.31%, dated 1/29/16, due 2/01/16, repurchase price $67,633, collateralized by U.S. Government Securities 2.50% to 6.00%, maturing 1/01/28 to 1/01/46; total market value of $68,984.	$67,631	$67,631
ING Financial Markets LLC, 0.32%, dated 1/29/16, due 2/01/16, repurchase price $337,597, collateralized by U.S. Government Securities 1.70% to 6.26%, maturing 1/01/19 to 8/01/46; total market value of $344,341.	337,588	337,588
Mizuho Securities USA, Inc., 0.35%, dated 1/29/16, due 2/01/16, repurchase price $337,598, collateralized by U.S. Government Securities 0.00% to 9.50%, maturing 10/01/19 to 7/01/43; total market value of $344,340.	337,588	337,588
TD Securities (USA) LLC, 0.35%, dated 1/29/16, due 2/01/16, repurchase price $337,598, collateralized by U.S. Government Securities 2.50% 4.00%, maturing 9/01/26 9/01/45; total market value of $344,349.	337,588	337,588

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,776,764)		$1,776,764

Description	Value
TOTAL INVESTMENTS – 100.9% (COST $150,337,458)	$150,516,899

COLLATERAL FOR SECURITIES ON LOAN – (1.2%)	(1,776,764)

OTHER ASSETS LESS LIABILITIES – 0.3%	391,112

TOTAL NET ASSETS – 100.0%	$149,131,247

Cost of investments for Federal income tax purposes is $150,337,560. The net unrealized appreciation/(depreciation) of investments was $179,339. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $734,376 and net unrealized depreciation from investments for those securities having an excess of cost over value of $555,037.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$53	$—	$53
Asset-Backed Security	—	95,958	—	95,958
Collateralized Mortgage Obligations	—	10,743,077	—	10,743,077
Commercial Paper	—	4,999,721	—	4,999,721
Corporate Bonds	—	83,121,138	—	83,121,138
Government Agencies	—	45,848	—	45,848
Mortgage-Backed Securities	—	10,153,933	—	10,153,933
Municipal Bond	—	113,125	—	113,125
U.S. Treasury	—	39,103,962	—	39,103,962
Money Market Fund	363,320	—	—	363,320
Repurchase Agreements	—	1,776,764	—	1,776,764

Total	$363,320	$150,153,579	$—	$150,516,899

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.

January 31, 2016 (unaudited)

94     PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Bond Fund (concluded)

Ώ	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2016, these liquid restricted securities amounted to $7,644,040 representing 5.13% of total net assets.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:	GNMA – Government National Mortgage Association
BKNT – Bank Note	LLC – Limited Liability Corporation
CMBS – Commercial Mortgage-Backed Securities	LP – Limited Partnership
FHLMC – Federal Home Loan Mortgage Corporation	Ltd. – Limited
FNMA – Federal National Mortgage Association	MTN – Medium Term Note
FRN – Floating Rate Note	NA – North America

See Notes to Portfolios of Investments

January 31, 2016 (unaudited)

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 98.5%
ALABAMA – 0.9%
HIGHER EDUCATION – 0.5%
Auburn University, AL, Advance Refunding Revenue Bonds, (Series A), 5.00%, 6/01/21	$1,200,000	$1,435,680
MEDICAL – 0.4%
The University of Alabama, AL, Refunding Revenue Bonds, (Series A), 5.75%, 9/01/22Δ	1,000,000	1,122,730

TOTAL ALABAMA		$2,558,410
ARIZONA – 1.7%
SCHOOL DISTRICT – 0.8%
Maricopa County Unified School District No 80 Chandler, AZ, GO Limited, Economic Defeasance, 5.00%, 7/01/21	2,000,000	2,401,280
WATER & SEWER – 0.9%
City of Tucson, AZ, Refunding Revenue Bonds, (Water Revenue), 5.00%, 7/01/30	2,255,000	2,756,332

TOTAL ARIZONA		$5,157,612
CALIFORNIA – 8.6%
GENERAL OBLIGATIONS – 0.8%
Grossmont Healthcare District, CA, GO Unlimited, (Series C), (Health, Hospital & Nursing Home Improvements), 5.00%, 7/15/23	2,000,000	2,493,260
LEASE – 1.8%
Los Angeles Unified School District, CA, Certificate Participation Refunding Bonds, (Series B), (Headquarters Building), 5.00%, 10/01/27	4,300,000	5,191,390
MEDICAL – 2.0%
California Statewide Communities Development Authority, CA, Revenue Bonds, (Health, Hospital, Nursing Home Revenue), 5.00%, 4/01/19	5,140,000	5,807,892
TRANSPORTATION – 2.0%
Bay Area Toll Authority, CA, Refunding Revenue Bonds, (San Francisco Bay Area), 5.00%, 4/01/26	5,000,000	6,067,350
WATER & SEWER – 2.0%
City of San Francisco Public Utilities Commission Water Revenue, CA, Refunding Revenue Bonds, (Series C), (Water Revenue), 5.00%, 11/01/27	5,000,000	6,058,950

TOTAL CALIFORNIA		$25,618,842
COLORADO – 0.8%

Description	Par Value	Value
AIRPORT – 0.8%
City & County of Denver Airport System Revenue, CO, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/25	$2,000,000	$2,440,440

TOTAL COLORADO		$2,440,440
FLORIDA – 3.3%
GENERAL OBLIGATIONS – 0.7%
State of Florida, FL, General Obligation, (Fuel Sales Tax Revenue), 5.00%, 7/01/19	2,000,000	2,280,820
LEASE – 2.0%
Broward County School Board, FL, Certificate Participation Refunding Bonds,, (Series A), 5.00%, 7/01/21	3,000,000	3,560,280
St. Johns County School Board, FL, Certificate Participation Refunding Bonds, 5.00%, 7/01/20	2,000,000	2,321,200

TOTAL LEASE		$5,881,480
TRANSPORTATION – 0.6%
FL Turnpike Authority-A-Ref 5, FL, Revenue Bonds, Highway Revenue Tolls, 5.00%, 7/01/20	1,500,000	1,756,770

TOTAL FLORIDA		$9,919,070
GEORGIA – 3.8%
GENERAL OBLIGATIONS – 2.5%
State of Georgia, GA, GO Unlimited, (Series A-1), (Public Improvements), 5.00%, 2/01/22	6,000,000	7,347,720
SCHOOL DISTRICT – 1.3%
Valdosta Board of Education, GA, (Ad Valorem Property Tax)
5.00%, 2/01/20	1,250,000	1,446,450
5.00%, 2/01/21	1,000,000	1,188,970
5.00%, 2/01/19	1,025,000	1,150,573

TOTAL SCHOOL DISTRICT		$3,785,993

TOTAL GEORGIA		$11,133,713
ILLINOIS – 10.7%
DEDICATED TAX – 2.0%
State of Illinois, IL, Revenue Bond, (Sales Tax Revenue), 6.00%, 6/15/27	2,000,000	2,694,780
State of Illinois, IL, Revenue Bonds, Public Improvements, (National Reinsurance FGIC), 6.00%, 6/15/26	2,500,000	3,324,600

TOTAL DEDICATED TAX		$6,019,380

January 31, 2016 (unaudited)

96     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
GENERAL OBLIGATIONS – 5.1%
Chicago Park District, IL, (Ad Valorem Property Tax)
5.00%, 1/01/26	$1,250,000	$1,417,550
5.00%, 1/01/27	3,455,000	3,889,639
Cook Kane Lake & McHenry Counties Community College District No 512, IL, (Ad Valorem Property Tax), 5.00%, 12/01/18	2,350,000	2,620,132
Metropolitan Water Reclamation District of Greater Chicago, IL, GO Limited, (Series C-Green Bond), (Water Utility & Sewer Improvements), 5.00%, 12/01/28	5,990,000	7,306,123

TOTAL GENERAL OBLIGATIONS		$15,233,444
MEDICAL – 0.4%
Illinois State Finance Authority, IL, Refunding Revenue Bonds, (Series A), (Rush University Medical Center), 5.00%, 11/15/29	1,000,000	1,193,800
SCHOOL DISTRICT – 1.1%
Du Page & Will Counties, IL, Community School District No 204 Indian Prairie, GO Unlimited, Advance Refunding, (Series A), 5.00%, 12/30/19	2,785,000	3,191,304
TRANSPORTATION – 2.1%
Illinois State Toll Highway Authority, IL, Refunding Revenue Bonds, (Series D), 5.00%, 1/01/24	5,000,000	6,143,200

TOTAL ILLINOIS		$31,781,128
INDIANA – 1.2%
GENERAL OBLIGATIONS – 0.5%
Indianapolis-Marion County Public Library, IN, GO Unlimited, Refunding Revenue Bonds, (State Intercept Program), 5.00%, 1/01/19	1,270,000	1,419,835
MEDICAL – 0.7%
Indiana Finance Authority, IN, Refunding Revenue Bonds, (Series C), (Franciscan Alliance Inc., OBG), 5.00%, 11/01/21	2,000,000	2,220,900

TOTAL INDIANA		$3,640,735
KANSAS – 1.7%
TRANSPORTATION – 1.7%
State of Kansas Department of Transportation, KS, Revenue Bonds, (Fuel Sales Tax Revenue), 5.00%, 9/01/23	4,000,000	5,037,600

TOTAL KANSAS		$5,037,600
MARYLAND – 5.2%
DEDICATED TAX – 0.5%
Maryland State Department of Transportation, MD, Revenue Bonds, Transit Improvements, 5.00%, 2/15/28	1,375,000	1,598,602

Description	Par Value	Value
GENERAL OBLIGATIONS – 2.3%
Baltimore County, MD, GO Unlimited, Refunding Notes, (Public Improvements), 5.00%, 2/01/28	$1,000,000	$1,197,480
Cecil County, MD, GO Unlimited, Refunding Bonds, (County Commissioners- Consolidated Public Improvements), 5.00%, 11/01/23	2,590,000	3,192,978
Montgomery County, MD, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 7/01/21	2,000,000	2,417,660

TOTAL GENERAL OBLIGATIONS		$6,808,118
LEASE – 0.4%
Maryland Economic Development Corp., MD, Revenue Bonds, General Improvements, (Public Health Laboratory), 5.00%, 6/01/19	1,000,000	1,133,900
MEDICAL – 1.6%
Maryland Health & Higher Educational Facilities Authority, MD, Refunding Revenue Bonds, (Anne Arundel Health Systems)
5.00%, 7/01/22	1,000,000	1,215,240
5.00%, 7/01/25	1,000,000	1,172,070
5.00%, 7/01/26	1,100,000	1,281,016
Maryland Health & Higher Educational Facilities Authority, MD, Revenue Bonds, (Johns Hopkins Health System), 5.00%, 7/01/19	1,000,000	1,137,860

TOTAL MEDICAL		$4,806,186
TRANSPORTATION – 0.4%
Maryland State Transportation Authority, MD, Refunding Revenue Bonds, 5.00%, 7/01/25	1,000,000	1,214,890

TOTAL MARYLAND		$15,561,696
MASSACHUSETTS – 0.8%
WATER – 0.8%
Massachusetts Clean Water Trust/The, MA, Revenue Bonds, (Miscellaneous Revenue), 5.00%, 2/01/20	2,000,000	2,323,740

TOTAL MASSACHUSETTS		$2,323,740
MICHIGAN – 8.7%
DEDICATED TAX – 3.4%
Michigan Finance Authority, MI, Refunding Revenue Bonds, (Series A), (Unemployment Obligation Assessment), 5.00%, 7/01/18	3,500,000	3,858,155
Michigan Finance Authority, MI, Revenue Bonds, Repayment of Bank Loan, (Series H-1), 5.00%, 10/01/25	5,215,000	6,299,042

TOTAL DEDICATED TAX		$10,157,197

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      97

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
GENERAL – 0.7%
Michigan Finance Authority, MI, Revenue Bond, (Income Tax Revenue), 4.00%, 10/01/24	$2,000,000	$2,161,180
MEDICAL – 0.5%
Royal Oak Hospital Finance Authority, MI, Refunding Revenue Bonds, (Series D), (William Beaumont Hospital), 5.00%, 9/01/20	1,200,000	1,388,916
SCHOOL DISTRICT – 2.9%
Grand Ledge Public Schools, MI, GO Unlimited, Current Refunding, (Q-SBLF)
5.00%, 5/01/22	1,195,000	1,439,640
5.00%, 5/01/24	2,810,000	3,464,589
Huron Valley School District, MI, GO Unlimited, Current Refunding, (Q-SBLF), 5.00%, 5/01/20	1,000,000	1,155,980
Troy School District, MI, GO Unlimited, Advance Refunding, (Q-SBLF), 5.00%, 5/01/20	2,085,000	2,419,309

TOTAL SCHOOL DISTRICT		$8,479,518
UTILITIES – 1.2%
Lansing Board of Water & Light, MI, Revenue Bonds, (Series A), 5.00%, 7/01/29	3,000,000	3,521,760

TOTAL MICHIGAN		$25,708,571
MISSOURI – 1.0%
MEDICAL – 1.0%
Missouri State Health & Educational
Facilities Authority, MO, Refunding Revenue Bonds, (Series A), (SSM Health Care)
5.00%, 6/01/20	1,000,000	1,158,950
5.00%, 6/01/28	1,500,000	1,786,965

TOTAL MEDICAL		$2,945,915

TOTAL MISSOURI		$2,945,915
NEBRASKA – 2.4%
ELECTRIC – 2.4%
Lincoln Nebraska Electric System, NE, Revenue Bond, 5.00%, 9/01/20	6,000,000	7,064,880

TOTAL NEBRASKA		$7,064,880
NEVADA – 2.6%
DEDICATED TAX – 2.6%
County of Clark, NV, Refunding Revenue Bonds, (Fuel Tax and Subordinated Motor), 5.00%, 7/01/30	4,505,000	5,451,500
County of Clark, NV, Refunding Revenue Bonds, (Motor Vehicle Fuel Tax), 5.00%, 7/01/18	2,000,000	2,198,560

TOTAL DEDICATED TAX		$7,650,060

TOTAL NEVADA		$7,650,060

Description	Par Value	Value
NEW JERSEY – 3.4%
GENERAL OBLIGATIONS – 0.7%
County of Essex, NJ, GO Unlimited, (Series A), ( Public Improvements), 5.00%, 8/01/19	$1,870,000	$2,130,379
HIGHER EDUCATION – 1.6%
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series A), (Rowan University Project), 5.00%, 7/01/28	1,030,000	1,229,686
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series B), (Rowan University Project), 5.00%, 7/01/27	3,000,000	3,606,600

TOTAL HIGHER EDUCATION		$4,836,286
MEDICAL – 0.4%
New Jersey Health Care Facilities Financing Authority, NJ, Revenue Bonds, (Health, Hospital, Nursing Home Revenue), 5.00%, 7/01/30	1,000,000	1,183,250
TRANSPORTATION – 0.7%
New Jersey State Turnpike Authority, NJ, Revenue Bonds, (Series A), (Highway Improvement), 5.00%, 1/01/27	1,645,000	2,000,139

TOTAL NEW JERSEY		$10,150,054
NEW YORK – 8.3%
DEDICATED TAX – 2.5%
Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, (Series A), (Sales Tax), 5.00%, 11/15/21	1,960,000	2,399,981
New York City, Transitional Finance Authority, NY, Refunding Revenue Bonds, (Sub-series E), 5.00%, 11/01/22	4,125,000	4,943,070

TOTAL DEDICATED TAX		$7,343,051
GENERAL – 0.4%
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Revenue Bonds, (Public Improvement), 5.00%, 2/01/31	1,115,000	1,351,045
LEASE – 0.4%
Erie County Industrial Development Agency School, NY, Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 5/01/18	1,000,000	1,094,200
TRANSPORTATION – 5.0%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Series B), (Transit Improvements), 5.00%, 11/15/29	3,000,000	3,577,170
New York State Thruway Authority, NY, Refunding Revenue Bonds, 5.00%, 1/01/30	5,500,000	6,703,950
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (Port, Airport & Marina Improvements), 5.00%, 12/01/23	2,000,000	2,455,020

January 31, 2016 (unaudited)

98     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
Port Authority of New York & New Jersey, NY, Revenue Bonds, (Port, Airport,& MarineRevenue), 5.00%, 12/01/27	$1,750,000	$2,163,910

TOTAL TRANSPORTATION		$14,900,050

TOTAL NEW YORK		$24,688,346
OHIO – 0.8%
GENERAL OBLIGATIONS – 0.8%
Akron-Summit County Public Library, OH, GO Unlimited, Refunding Revenue Bonds, 5.00%, 12/01/20	1,960,000	2,310,076

TOTAL OHIO		$2,310,076
PENNSYLVANIA – 8.8%
FACILITIES – 0.6%
Pittsburgh Public Parking Authority, PA, Revenue Bond, (Auto Parking Revenue), 5.00%, 12/01/26	1,535,000	1,852,315
HIGHER EDUCATION – 1.7%
Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Series A), (University of Sciences, Philadelphia), 5.00%, 11/01/28	2,330,000	2,783,465
Pennsylvania State University, PA, Refunding Revenue Bonds, (Series B), 5.25%, 8/15/22	1,865,000	2,315,379

TOTAL HIGHER EDUCATION		$5,098,844
MEDICAL – 1.8%
Allegheny County Hospital Development Authority, PA, Revenue Bonds, (Series A), (UPMC, OBG), 5.00%, 10/15/22	1,605,000	1,960,347
Lancaster County Hospital Authority, PA, Refunding Revenue Bonds, (Series B), (Lancaster General Hospital, OBG)
5.00%, 3/15/19	1,485,000	1,559,918
5.00%, 3/15/23	1,770,000	1,856,093

TOTAL MEDICAL		$5,376,358
PRE-REFUNDED/ESCROW – 3.0%
Bucks County Industrial Development Authority, PA, IDA, Revenue Bonds, ETM, (Senior Lifestyles, Inc., OBG), 10.00%, 5/15/19	4,775,000	6,184,580
Pennsylvania Convention Center Authority, PA, Revenue Bonds, ETM, (Series A), (FGIC), 6.00%, 9/01/19	2,410,000	2,720,191

TOTAL PRE-REFUNDED/ESCROW		$8,904,771
SCHOOL DISTRICT – 0.7%
Pittsburgh Public Schools, PA, GO Unlimited, Refunding Revenue Bonds, (Series A), (AGM State Aid Withholding), 5.00%, 9/01/21	1,775,000	2,051,723
TRANSPORTATION – 1.0%
Pennsylvania State Turnpike Commission, PA, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/21	1,400,000	1,605,800

Description	Par Value	Value
Pennsylvania Turnpike Commission, PA, Revenue Bond, (Highway Revenue Toll), 5.00%, 12/01/30	$1,000,000	$1,185,870

TOTAL TRANSPORTATION		$2,791,670

TOTAL PENNSYLVANIA		$26,075,681
RHODE ISLAND – 0.7%
WATER – 0.7%
Narragansett Bay Commission, RI, Revenue Bonds, (Sewer Revenue), 5.00%, 2/01/31	1,815,000	2,164,351

TOTAL RHODE ISLAND		$2,164,351
TEXAS – 14.0%
AIRPORT – 1.0%
Dallas/Fort Worth International Airport, TX, Refunding Revenue Bonds, (Series D), 5.25%, 11/01/23	2,500,000	3,030,650
GENERAL OBLIGATIONS – 3.2%
County of Harris TX, Refunding Notes, (Ad Valorem Property Tax), 5.00%, 10/01/20	3,315,000	3,916,242
County of Travis, TX, GO Limited, Refunding Revenue Bonds, 5.00%, 3/01/19	1,270,000	1,427,175
State of Texas, TX, GO Unlimited, Highway Improvements, (Transportation Commission), 5.00%, 4/01/21	3,440,000	4,119,400

TOTAL GENERAL OBLIGATIONS		$9,462,817
HIGHER EDUCATION – 1.8%
Harris County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Series A), (Baylor College of Medicine, OBG)
5.00%, 11/15/18	1,690,000	1,872,351
5.00%, 11/15/19	3,105,000	3,530,820

TOTAL HIGHER EDUCATION		$5,403,171
MEDICAL – 2.8%
North Central Texas Health Facility Development Corp., TX, Refunding Revenue Bonds, (Children’s Medical Center of Dallas Project, OBG), 5.00%, 8/15/18	1,000,000	1,102,110
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Methodist Hospital of Dallas, OBG), 5.00%, 10/01/25	6,110,000	7,340,187

TOTAL MEDICAL		$8,442,297
SCHOOL DISTRICT – 1.4%
Mesquite Independent School District, TX, GO Unlimited, Refunding Revenue Bonds, (Series B), (PSF-GTD), 5.00%, 8/15/19	2,165,000	2,476,219
Point Isabel Independent School District, TX, Current Refunding, (Ad Valorem Property Tax), 5.00%, 2/01/22	1,375,000	1,589,046

TOTAL SCHOOL DISTRICT		$4,065,265

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      99

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
TRANSPORTATION – 1.0%
County of Harris, TX, Refunding Revenue Bonds, (Series C), (Senior Lien-Toll Road), 5.00%, 8/15/26	$2,420,000	$2,912,664
UTILITIES – 1.3%
City of Houston Utility System, TX, Refunding Revenue Bonds, (Series C), (Comb-First Lien)
5.00%, 5/15/21	1,250,000	1,494,562
5.00%, 5/15/23	2,000,000	2,481,680

TOTAL UTILITIES		$3,976,242
WATER & SEWER – 1.5%
City of Austin Water & Wastewater System, TX, Refunding Revenue Bonds, 5.00%, 5/15/20	3,810,000	4,439,031

TOTAL TEXAS		$41,732,137
UTAH – 0.9%
MEDICAL – 0.9%
County of Utah, UT, Revenue Bonds, (IHC Health Services Inc., OBG)
5.00%, 5/15/25	1,165,000	1,359,520
5.00%, 5/15/26	1,200,000	1,393,752

TOTAL MEDICAL		$2,753,272

TOTAL UTAH		$2,753,272
VIRGINIA – 1.5%
LEASE – 1.5%
Virginia, College Building Authority, VA, Revenue Bonds, University & College Improvements, (Series A), (Public Higher Education Financing, OBG), 5.00%, 9/01/19	4,000,000	4,577,320

TOTAL VIRGINIA		$4,577,320
WASHINGTON – 6.1%
DEDICATED TAX – 0.9%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, Transit Improvements, (National Reinsurance FGIC), 5.25%, 2/01/21	2,300,000	2,713,632

Description	Par Value	Value
GENERAL OBLIGATIONS – 3.0%
State of Washington, WA, GO Unlimited, (Ad Valorem Property Tax), 5.00%, 7/01/28	$2,575,000	$3,222,175
State of Washington, WA, GO Unlimited, Refunding Revenue Bonds, (Series R-C), 5.00%, 7/01/24	4,500,000	5,595,210

TOTAL GENERAL OBLIGATIONS		$8,817,385
POWER – 0.4%
County of Lewis Public Utility District No. 1, WA, Current Refunding Revenue Bonds, 5.25%, 10/01/28	1,000,000	1,247,180
SCHOOL DISTRICT – 1.8%
Clark County School District No 114 Evergreen, WA, Current Refunding, (Ad Valorem Property Tax), 5.00%, 12/01/18	4,855,000	5,426,142

TOTAL WASHINGTON		$18,204,339
WISCONSIN – 0.6%
TRANSPORTATION – 0.6%
Wisconsin Department of Transportation, WI, Refunding Revenue Bonds, (Series 2), 5.00%, 7/01/19	1,500,000	1,708,425

TOTAL WISCONSIN		$1,708,425

TOTAL MUNICIPAL BONDS (COST $279,038,834)		$292,906,413
	Number of Shares
MONEY MARKET FUND – 1.2%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.01%^	3,689,212	$3,689,212

TOTAL MONEY MARKET FUND (COST $3,689,212)		$3,689,212

TOTAL INVESTMENTS – 99.7% (COST $282,728,046)		$296,595,625
OTHER ASSETS LESS LIABILITIES – 0.3%		754,128

TOTAL NET ASSETS – 100.0%		$297,349,753

Cost of investments for Federal income tax purposes is $282,728,046. The net unrealized appreciation/(depreciation) of investments was $13,867,579. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $13,867,579 and net unrealized depreciation from investments for those securities having an excess of cost over value of $0.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2016 (unaudited)

100     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$292,906,413	$—	$292,906,413
Money Market Fund	3,689,212	—	—	3,689,212

Total	$3,689,212	$292,906,413	$—	$296,595,625

^	7-Day net yield.
Δ	Floating rate note with current rate and stated maturity date shown.

The following acronyms are used throughout this Fund:

AGM - Assured Guaranty Municipal

ETM - Escrowed to Maturity

FGIC - Financial Guarantee Insurance Company

GO - General Obligation

GTD - Guaranteed

IDA - Industrial Development Authority/Agency

OBG - Obligation

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

UPMC - University of Pittsburgh Medical Center

See Notes to Portfolios of Investments

January 31, 2016 (unaudited)

Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 97.9%
NEW YORK – 97.9%
DEDICATED TAX – 17.7%
Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/21	$1,000,000	$1,224,480
New York Local Government Assistance Corp., NY, Refunding Revenue Notes, (Series A), (GO of Corp.), 5.00%, 4/01/20	3,000,000	3,506,550
New York State Dormitory Authority, Refunding Revenue Bonds, (Series A), 5.00%, 3/15/29	2,200,000	2,698,058
New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 3/15/25	5,100,000	6,277,845
New York State Thruway Authority, NY, Revenue Bonds, Transit Improvements, (Series A), 5.00%, 3/15/27	1,000,000	1,114,220

TOTAL DEDICATED TAX		$14,821,153
GENERAL OBLIGATIONS – 21.6%
County of Albany, NY, AD Velorem Property Tax, GO, Refunding Bonds, 5.00%, 9/15/20	2,595,000	3,063,034
Nassau County Sewer & Storm Water Finance Authority, NY, Refunding Revenue Bonds, 5.00%, 10/01/26	1,500,000	1,866,405
New York City, NY, Transitional Finance Authority, Revenue Bonds, Public Improvements, (Sub-Series E-1), 5.00%, 2/01/31	1,260,000	1,526,742
New York State, NY, GO Unlimited, Highway Improvements, (Series E), (State Aid Withholding), 5.00%, 12/15/21	2,090,000	2,564,618
Rochester New York, AD Velorem Property Tax, GO, Refunding Notes, 5.00%, 8/01/19	3,000,000	3,414,570
Town of Brookhaven, NY, Refunding Bonds, Economic Defeasance, AD Velorem Property Tax, 5.00%, 5/01/19	1,000,000	1,134,520
Town of Islip, NY, GO, Refunding Bonds, AD Valorem Property Tax, 5.00%, 2/01/19	1,795,000	2,016,808
West Seneca, New York, AD Valorem Property Tax, GO, Public Improvements, 5.00%, 7/15/21	1,040,000	1,256,320
West Seneca, New York, AD Valorem Property Tax, GO, Refunding Notes, 5.00%, 7/15/20	990,000	1,161,973

TOTAL GENERAL OBLIGATIONS		$18,004,990

Description	Par Value	Value
HIGHER EDUCATION – 3.5%
New York State Dormitory Authority, NY, Revenue Bonds, University College Improvements, (Series A), 5.00%, 7/01/21	$1,000,000	$1,197,440
New York State Dormitory Authority, NY, University & College Improvements, (Series A), (NATL-RE), 6.00%, 7/01/19	1,500,000	1,746,450

TOTAL HIGHER EDUCATION		$2,943,890
LEASE – 12.0%
Erie County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (School District Buffalo Project)/(State Aid Withholding), 5.00%, 5/01/23	3,000,000	3,585,690
New York City, NY, Transitional Finance Authority, Building Aid, Revenue Refunding Bonds, School Improvements, (Series S-5), (State Aid Withholding), 5.00%, 1/15/27	2,770,000	3,106,057
New York State Urban Development Corp., NY, Refunding Revenue Notes, (Series B), 5.25%, 1/01/23	3,000,000	3,320,400

TOTAL LEASE		$10,012,147
MEDICAL – 8.1%
New York State Dormitory Authority, NY, Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (NYU Hospitals Center), 5.00%, 7/01/27	4,650,000	5,614,224
New York State Dormitory Authority, NY, Revenue Refunding Bonds, (Series C), (Memorial Sloan Kettering Cancer Center)/(National Reinsurance), 5.75%, 7/01/19	1,010,000	1,166,934

TOTAL MEDICAL		$6,781,158
POWER – 3.8%
New York Power Authority/The, NY, Revenue Refunding Bonds, (Series A), (GO of Authority), 5.00%, 11/15/22	2,575,000	3,181,567
PRE-REFUNDED/ESCROW – 4.9%
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series Y), (CAPMAC – ITC GO of Authority), 6.13%, 1/01/21	3,500,000	4,113,935
SCHOOL DISTRICT – 2.7%
Commack Union Free School District, NY, Refunding Bonds, (GO, State Aid Withholding), 4.00%, 11/15/21	1,000,000	1,158,550

January 31, 2016 (unaudited)

102     PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value
Union Free School District of The Tarrytowns, NY, Refunding Bonds, Economic Defeasance, (Series A), (State Aid Withholding), 5.00%, 1/15/19	$1,000,000	$1,123,610

TOTAL SCHOOL DISTRICT		$2,282,160
TRANSPORTATION – 16.6%
Metropolitan Transportation Authority, NY, Revenue Bonds, Transit Improvements, (Series B), 5.00%, 11/15/22	1,000,000	1,078,350
Metropolitan Transportation Authority, NY Revenue, Revenue Refunding Bonds, Transit Improvements, (Series B), 5.00%, 11/15/29	2,000,000	2,384,780
Metropolitan Transportation Authority, NY Revenue, Revenue Refunding Bonds, Transit Improvements, (Series E), 5.00%, 11/15/28	2,000,000	2,398,660
Port Authority of New York & New Jersey, Revenue Bonds, Airport & Marina Improvements, (194th Series), 5.00%, 10/15/30	1,000,000	1,238,660
Port Authority of New York & New Jersey, Revenue Bonds, Current Refunding, Airport & Marina Improvements, (179th Series), 5.00%, 12/01/27	1,000,000	1,236,520
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, Airport & Marina Improvements, (Series B), 5.00%, 12/01/23	3,000,000	3,682,530
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/28	1,500,000	1,839,330

TOTAL TRANSPORTATION		$13,858,830

Description	Par Value	Value
WATER & SEWER – 7.0%
Buffalo New York, Municipal Water Finance Authority, Current Refunding, Municipal Water Finance, 5.00%, 7/01/29	$1,170,000	$1,405,474
New York City Water & Sewer System, NY, (Series BB), Refunding Revenue Bonds, 5.00%, 6/15/28	3,595,000	4,441,047

TOTAL WATER & SEWER		$5,846,521

TOTAL NEW YORK		$81,846,351

TOTAL MUNICIPAL BONDS (COST $77,027,000)		$81,846,351

	Number of Shares
MONEY MARKET FUND – 1.3%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.01%^	1,083,408	$1,083,408

TOTAL MONEY MARKET FUND (COST $1,083,408)		$1,083,408

TOTAL INVESTMENTS – 99.2% (COST $78,110,408)		$82,929,759
OTHER ASSETS LESS LIABILITIES – 0.8%		637,380

TOTAL NET ASSETS – 100.0%		$83,567,139

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      103

Wilmington New York Municipal Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $78,110,408. The net unrealized appreciation of investments was $4,819,351. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,819,351 and net unrealized depreciation from investments for those securities having an excess of cost over value of $0.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$81,846,351	$—	$81,846,351
Money Market Fund	1,083,408	—	—	1,083,408

Total	$1,083,408	$81,846,351	$—	$82,929,759

^	7-Day net yield.

The following acronyms are used throughout this Fund:

AGM – Assured Guaranty Municipal

CAPMAC – Capital Markets Assurance Corporation

ITC – Insured Trust Certificate

GO – General Obligation

IDA – Industrial Development Authority/Agency

NATL-RE – National Public Finance Guarantee Corporation

See Notes to Portfolios of Investments

January 31, 2016 (unaudited)

Wilmington Prime Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Description	Par Value	Value
ASSET-BACKED COMMERCIAL PAPER – 9.8%‡
CAFCO LLC, 0.28%, 2/17/16	$50,000,000	$49,993,778
Chariot Funding LLC, 0.66%, 7/21/16Ώ	50,000,000	50,000,000
CIESCO LLC, 0.31%, 2/04/16	25,000,000	24,999,375
Fairway Finance Corp., 0.45%, 3/28/16	50,000,000	49,965,778
MetLife Short Term Fund LLC
0.51%, 3/23/16	38,250,000	38,222,906
0.61%, 4/18/16	25,000,000	24,967,917
0.63%, 5/02/16	38,462,000	38,401,722
Thunder Bay Funding LLC
0.31%, 2/11/16	50,000,000	49,995,833
0.66%, 4/27/16	50,000,000	49,922,361

TOTAL ASSET-BACKED COMMERCIAL PAPER (COST $376,469,670)		$376,469,670
CERTIFICATES OF DEPOSIT – 14.3%
Bank Of America NA, 0.66%, 5/06/16	100,000,000	100,000,000
Bank Of Montreal, CHI, 0.30%, 2/12/16	50,000,000	50,000,000
Canadian Imperial Bank of Commerce, NY, 0.43%, 3/02/16	50,000,000	50,000,000
Chase Bank USA, 0.60%, 3/08/16	50,000,000	50,000,000
Credit Suisse, New York, 0.52%, 3/29/16	50,000,000	50,003,959
Svenska Handelsbanken AB, NY, 0.35%, 2/02/16	50,000,000	49,999,868
Toronto Dominion Bank, 0.87%, 10/17/16Δ	50,000,000	50,000,000
Toronto Dominion Bank, NY, YCD, 0.66%, 6/01/16	50,000,000	50,000,000
Wells Fargo Bank, NA
0.57%, 3/04/16Δ	50,000,000	50,000,000
0.63%, 5/18/16	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $550,003,827)		$550,003,827
CORPORATE NOTES & BONDS – 1.9%
GE Capital International Funding Co., Company Guaranteed, 0.56%, 4/15/16	75,000,000	75,061,570

TOTAL CORPORATE NOTES & BONDS (COST $75,061,570)		$75,061,570

Description	Par Value	Value
FINANCIAL COMPANY COMMERCIAL PAPER – 12.0%‡
Australia & New Zealand Banking Group Ltd., 0.53%, 4/04/16	$100,000,000	$99,909,000
Bank Of Nova Scotia, 0.61%, 4/27/16Δ,Ώ	100,000,000	100,000,000
Commonwealth Bank of Australia
0.53%, 2/26/16Δ,Ώ	50,000,000	50,000,000
0.55%, 5/13/16Δ,Ώ	50,000,000	50,000,000
Massachusetts Mutual Life Insurance, 0.41%, 2/22/16	23,750,000	23,744,458
National Australia Bank Ltd., 0.41%, 3/18/16	50,000,000	49,974,445
National Rural Utilities Cooperative Finance Corp., 0.41%, 2/08/16	40,000,000	39,996,889
Svenska Handelsbanken AB, 0.58%, 4/04/16	50,000,000	49,950,125

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (COST $463,574,917)		$463,574,917
MUNICIPAL COMMERCIAL PAPER – 2.4%‡
Salt River Project Agricultural Improvement & Power District, (Series C), 0.43%, 2/04/16	45,000,000	44,998,425
University Of California, Revenue Taxable, 0.43%, 2/03/16	46,335,000	46,333,919

TOTAL MUNICIPAL COMMERCIAL PAPER (COST $91,332,344)		$91,332,344
OTHER COMMERCIAL PAPER – 44.6%‡
ABB Treasury Center USA, 0.36%, 2/04/16	35,000,000	34,998,979
Abbott Laboratories
0.46%, 4/01/16	50,000,000	49,962,500
0.46%, 4/04/16	29,600,000	29,576,690
0.46%, 4/11/16	25,000,000	24,978,125
American Honda Finance Corp., 0.28%, 2/18/16	85,000,000	84,988,761
Apple, Inc., 0.35%, 2/22/16	35,000,000	34,993,058
Archer-Daniles Midlands-Midland Co., 0.41%, 2/22/16	50,000,000	49,988,333
Army & Air Force Exchange 0.31%, 2/01/16	83,000,000	83,000,000

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      105

Wilmington Prime Money Market Fund (continued)

Description	Par Value	Value
0.35%, 2/02/16	$25,000,000	$24,999,764
BASF SE, 0.61%, 5/10/16	50,000,000	49,917,500
BP Capital Markets PLC
0.39%, 2/04/16	62,000,000	61,998,011
0.41%, 2/11/16	40,000,000	39,995,556
Caterpillar Financial Service Corp., 0.54%, 4/11/16	50,000,000	49,948,472
CIPPIB Capital, Inc., 0.28%, 2/05/16	50,000,000	49,998,444
Electricite de France, 0.62%, 4/22/16	100,000,000	99,862,750
Emerson Electric Co.
0.52%, 4/08/16	69,730,000	69,663,815
0.52%, 4/14/16	31,000,000	30,967,941
Honeywell International, Inc., 0.44%, 3/14/16	81,000,000	80,959,365
IBM Corp., 0.41%, 2/22/16	108,715,000	108,689,633
Intel Corp., 0.51%, 4/26/16	100,000,000	99,881,944
Ontario Teachers Finance Trust, 0.48%, 3/18/16	95,000,000	94,942,947
Philip Morris International, Inc., 0.43%, 2/01/16	100,000,000	100,000,000
Province of British Columbia, 0.56%, 4/01/16	38,000,000	37,965,167
Reckitt Benckiser Treasury Services PLC, 0.31%, 2/01/16Ώ	50,000,000	50,000,000
Siemens Capital Co. LLC, 0.54%, 3/21/16	100,000,000	99,927,861
Simon Property Group, Inc.
0.26%, 2/01/16	26,200,000	26,200,000
0.43%, 2/29/16	50,000,000	49,983,667
Toyota Motor Credit Corp. 0.54%, 4/26/16Δ	50,000,000	50,000,000

Description	Par Value	Value
0.60%, 3/01/16Δ	$50,000,000	$50,000,000

TOTAL OTHER COMMERCIAL PAPER (COST $1,718,389,283)		$1,718,389,283
U.S. GOVERNMENT AGENCY OBLIGATIONS – 3.2%
Federal Farm Credit Bank, 0.24%, 2/02/16	25,000,000	24,999,833
Federal Home Loan Bank, 0.28%, 2/24/16	100,000,000	99,982,111

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $124,981,944)		$124,981,944
U.S. TREASURY OBLIGATIONS – 8.4%
U.S. TREASURY NOTES – 8.4%
0.25%, 5/15/16	50,000,000	49,977,405
0.38%, 2/15/16	100,000,000	100,008,361
0.38%, 4/30/16	100,000,000	100,009,209
2.00%, 4/30/16	50,000,000	50,204,196
4.50%, 2/15/16	25,000,000	25,041,109

TOTAL U.S. TREASURY OBLIGATIONS (COST $325,240,280)		$325,240,280
REPURCHASE AGREEMENT – 3.4%
Credit Suisse First Boston LLC, 0.34%, dated 1/29/16, due 2/1/16, repurchase price $131,003, 712 collateralized by U.S. Treasury Security 1.38%, maturing 6/30/18; total market value of $133,623,221.	131,000,000	131,000,000

TOTAL REPURCHASE AGREEMENT (COST $131,000,000)		$131,000,000

TOTAL INVESTMENTS – 100.0% (COST $3,856,053,835)		$3,856,053,835
OTHER ASSETS LESS LIABILITIES – 0.0%**		1,043,215

TOTAL NET ASSETS – 100.0%		$3,857,097,050

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2016 (unaudited)

106     PORTFOLIO OF INVESTMENTS

Wilmington Prime Money Market Fund (concluded)

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Commercial Paper	$—	$376,469,670	$—	$376,469,670
Certificates of Deposit	—	550,003,827	—	550,003,827
Corporate Notes & Bonds	—	75,061,570	—	75,061,570
Financial Company Commercial Paper	—	463,574,917	—	463,574,917
Municipal Commercial Paper	—	91,332,344	—	91,332,344
Other Commercial Paper	—	1,718,389,283	—	1,718,389,283
U.S. Government Agency Obligations	—	124,981,944	—	124,981,944
U.S. Treasury Obligations	—	325,240,280	—	325,240,280
Repurchase Agreement	—	131,000,000	—	131,000,000

Total	$—	$3,856,053,835	$—	$3,856,053,835

Δ	Floating rate note with current rate and stated maturity date shown.
‡	The rate shown reflects the effective yield at purchase date.
Ώ	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2016, these liquid restricted securities amounted to $300,000,000 representing 7.8% of net assets.

The following acronyms are used throughout this Fund:

CHI - Chicago

LLC - Limited Liability Corporation

NA - North America

PLC - Private Limited Company

January 31, 2016 (unaudited)

Wilmington U.S. Government Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Description	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 72.3%
FEDERAL FARM CREDIT BANK (FFCB) – 27.5%
0.38%, 2/01/16Δ	$150,000,000	$150,000,000
0.20%, 2/04/16‡	20,000,000	19,999,667
0.25%, 2/09/16‡	25,750,000	25,748,569
0.38%, 2/14/16Δ	100,000,000	100,000,000
0.39%, 2/16/16Δ	175,000,000	174,999,058
0.41%, 2/22/16Δ	97,000,000	96,996,861
0.40%, 2/24/16Δ	100,000,000	99,994,481
0.43%, 2/25/16Δ	150,000,000	150,000,000
0.28%, 2/29/16‡	25,000,000	24,994,750
0.29%, 3/03/16‡	80,000,000	79,980,711

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$922,714,097
FEDERAL HOME LOAN BANK (FHLB) – 23.2%
0.20%, 2/03/16‡	27,200,000	27,199,698
0.24%, 2/17/16‡	200,000,000	199,979,111
0.24%, 2/19/16‡	50,000,000	49,994,200
0.31%, 3/09/16‡	50,000,000	49,984,327
0.31%, 3/11/16‡	50,000,000	49,983,750
0.38%, 4/08/16‡	250,000,000	249,826,451
0.39%, 4/15/16‡	75,000,000	74,941,417
0.57%, 7/15/16‡	75,000,000	74,806,812

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$776,715,766
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 15.3%
0.16%, 2/03/16‡	50,000,000	49,999,556
0.17%, 2/04/16‡	50,000,000	49,999,292
0.18%, 2/09/16‡	50,000,000	49,998,056
0.13%, 2/11/16‡	50,000,000	49,998,194
0.14%, 2/12/16‡	12,500,000	12,499,465
0.13%, 2/19/16‡	99,383,000	99,376,540
0.20%, 2/24/16‡	100,000,000	99,987,222
0.15%, 3/07/16‡	50,000,000	49,992,708
0.42%, 4/01/16‡	50,000,000	49,966,083

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$511,817,116
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 6.3%
0.40%, 3/16/16‡	25,000,000	24,988,083
0.31%, 4/01/16‡	78,850,000	78,810,575
0.37%, 5/02/16‡	58,055,000	58,002,170

Description	Par Value	Value
0.52%, 7/13/16‡	$50,000,000	$49,885,674

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$211,686,502

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $2,422,933,481)		$2,422,933,481
U.S. TREASURY OBLIGATIONS – 12.1%
U.S. TREASURY NOTES – 12.1%
0.38%, 2/15/16	50,000,000	50,004,350
0.25%, 2/29/16	25,000,000	25,001,886
0.38%, 4/30/16	100,000,000	100,009,209
2.00%, 4/30/16	150,000,000	150,578,112
0.25%, 5/15/16	50,000,000	49,977,405
0.63%, 8/15/16	30,000,000	30,024,411

TOTAL U.S. TREASURY NOTES		$405,595,373

TOTAL U.S. TREASURY OBLIGATIONS (COST $405,595,373)		$405,595,373
REPURCHASE AGREEMENTS – 15.6%
Credit Suisse First Boston LLC, 0.34%,dated 1/29/16, due 2/1/16, repurchase price $296,008,387 collateralized by U.S. Treasury Securities 0.25% to 0.88%, maturing 5/15/16 to 2/28/18; total market value of $301,923,107.	296,000,000	296,000,000
TD Securities, Inc., 0.34%, dated 1/29/16,due 2/01/16, repurchase price $125,003,542, collateralized by U.S. Treasury Securities 3.13% to 4.63%, maturing 5/15/21 to 2/15/40; total market value of $127,500,021.	125,000,000	125,000,000
TD Securities, Inc., 0.35%, dated 1/29/16,due 2/01/16, repurchase price $100,002,917 collateralized by U.S. Treasury Securities 1.75% to 2.38%, maturing 2/28/22 to 8/15/24; total market value of $102,000,073.	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS (COST $521,000,000)		$521,000,000

TOTAL INVESTMENTS – 100.0% (COST $3,349,528,854)		$3,349,528,854
OTHER ASSETS LESS LIABILITIES – 0.0%		461,063

TOTAL NET ASSETS – 100.0%		$3,349,989,917

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

January 31, 2016 (unaudited)

108     PORTFOLIO OF INVESTMENTS

Wilmington U.S. Government Money Market Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$—	$2,422,933,481	$—	$2,422,933,481
U.S. Treasury Obligations	—	405,595,373	—	405,595,373
Repurchase Agreements	—	521,000,000	—	521,000,000

Total	$—	$3,349,528,854	$—	$3,349,528,854

Δ	Floating rate note with current rate and stated maturity date shown.

‡	The rate shown reflects the effective yield at purchase date.

The following acronyms are used throughout this Fund:

FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association

January 31, 2016 (unaudited)

Wilmington U.S. Treasury Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Description	Par Value	Value
U.S. TREASURY OBLIGATIONS – 86.4%
U.S. TREASURY BILLS – 19.3%
0.20%, 2/04/16‡	$50,000,000	$49,999,181
0.30%, 2/25/16‡	50,000,000	49,990,167
0.26%, 4/21/16‡	50,000,000	49,972,111

TOTAL U.S. TREASURY BILLS		$149,961,459
U.S. TREASURY NOTES – 67.1%
0.38%, 2/15/16	50,000,000	50,006,257
0.25%, 2/29/16	50,000,000	50,002,222
0.25%, 4/15/16	75,000,000	74,975,835
0.38%, 4/30/16	50,000,000	50,000,000
2.00%, 4/30/16	50,000,000	50,204,196
2.63%, 4/30/16	50,000,000	50,276,176
0.63%, 7/15/16	25,000,000	25,019,010
0.38%, 7/31/16Δ	50,000,000	50,002,261
0.63%, 8/15/16	20,000,000	20,016,274
0.36%, 10/31/16Δ	100,000,000	99,978,036

TOTAL U.S. TREASURY NOTES		$520,480,267

TOTAL U.S. TREASURY OBLIGATIONS (COST $670,441,726)		$670,441,726

Description	Par Value	Value
REPURCHASE AGREEMENT – 3.7%
Credit Suisse First Boston LLC, 0.34%,dated 1/29/16, due 2/1/16, repurchase price $29,000,822 collateralized by U.S. Treasury Security 2.63%, maturing 6/15/20;total market value of $29,583,260.	$29,000,000	$29,000,000

TOTAL REPURCHASE AGREEMENT (COST $29,000,000)		$29,000,000

TOTAL INVESTMENTS – 90.1% (COST $699,441,726)		$699,441,726
OTHER ASSETS LESS LIABILITIES – 9.9%		76,730,850

TOTAL NET ASSETS – 100.0%		$776,172,576

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$—	$670,441,726	$—	$670,441,726
Repurchase Agreement	—	29,000,000	—	29,000,000

Total	$—	$699,441,726	$—	$699,441,726

Δ	Floating rate note with current rate and stated maturity date shown.
‡	The rate shown reflects the effective yield at purchase date.

The following acronym is used throughout this Fund:

LLC - Limited Liability Corporation

See Notes to Portfolios of Investments

January 31, 2016 (unaudited)

Wilmington Tax-Exempt Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2016 (unaudited)

Description	Par Value	Value
COMMERCIAL PAPER – 71.3%
CONNECTICUT – 3.9%
Connecticut State Health & Educational Facility Authority, Revenue Bonds, (Series V-1), (Yale University)
0.02%, 03/02/16	$4,000,000	$4,000,000
0.02%, 03/09/16	16,290,000	16,290,000

TOTAL CONNECTICUT		$20,290,000
ILLINOIS – 4.0%
Illinois Educational Facilities Authority, (Northern Trust, LOC), 0.05%, 2/01/16	20,793,000	20,793,000

TOTAL ILLINOIS		$20,793,000
MARYLAND – 5.3%
Johns Hopkins University, (Series A), 0.04%, 2/04/16	5,000,000	5,000,000
Johns Hopkins University, (Series B), 0.04%, 3/02/16	12,000,000	12,000,000
Montgomery County, MD, GO Unlimited Refunding Notes, BANs, (Series 10-A), (PNC Bank, LIQ), 0.03%, 2/16/16	3,750,000	3,750,000
Montgomery County, MD, GO Unlimited Refunding Notes, BANs, (Series 10-B), (State Street Bank, LIQ), 0.02%, 2/17/16	7,100,000	7,100,000

TOTAL MARYLAND		$27,850,000
MASSACHUSETTS – 8.0%
Massachusetts Bay Transportation Authority, 0.03%, 2/04/16	21,475,000	21,475,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, (Series EE), (Harvard University), 0.02%, 3/03/16	20,403,000	20,403,000

TOTAL MASSACHUSETTS		$41,878,000
MICHIGAN – 4.0%
University of Michigan, (Series J-1)
0.02%, 02/04/16	8,000,000	8,000,000
0.02%, 02/16/16	12,795,000	12,795,000

TOTAL MICHIGAN		$20,795,000

Description	Par Value	Value
MINNESOTA – 6.1%
City of Rochester, MN, Health Care Facilities, Revenue Bonds, (Series 00-C), (Mayo Medical Center), 0.02%, 2/05/16	$12,000,000	$12,000,000
University of Minnesota
0.02%, 02/02/16	3,000,000	3,000,000
0.10%, 05/04/16	17,000,000	17,000,000

TOTAL MINNESOTA		$32,000,000
NEVADA – 4.2%
Las Vegas Valley Water District, NV, General Obligation Notes, (Series 2004-A), 0.08%, 4/06/16	22,000,000	22,000,000

TOTAL NEVADA		$22,000,000
NORTH CAROLINA – 3.6%
North Carolina Capital Facilities Finance Agency, Educational Facilities, Revenue Bonds, (Duke University), 0.06%, 2/09/16	1,225,000	1,225,000
North Carolina Capital Facilities Finance Agency, Educational Facilities, Revenue Bonds, (Series A2), (Duke University), 0.04%, 3/03/16	2,545,000	2,545,000
University of North Carolina, (Series D)
0.02%, 02/16/16	5,000,000	5,000,000
0.02%, 02/17/16	10,000,000	10,000,000

TOTAL NORTH CAROLINA		$18,770,000
OHIO – 2.2%
Ohio Higher Educational Facility Commission, (Case Western University), (JPMorgan Chase, LIQ), 0.10%, 3/03/16	3,500,000	3,500,000
Ohio Higher Educational Facility Commission, (Case Western University), (Northern Trust, LIQ), 0.10%, 3/03/16	8,110,000	8,110,000

TOTAL OHIO		$11,610,000
TENNESSEE – 1.6%
State of Tennessee, GO, (Series 00-A), (Tenn Consolidated Retirement System, LOC), 0.07%, 4/05/16	8,250,000	8,250,000

TOTAL TENNESSEE		$8,250,000
TEXAS – 21.4%
City of Houston, TX, GO, (Series E-2), (Wells Fargo Bank), 0.04%, 3/01/16	15,000,000	15,000,000

January 31, 2016 (unaudited)

PORTFOLIO OF INVESTMENTS      111

Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value
City of San Antonio, TX, Electric & Gas Systems, (Series A), (JPMorgan Chase, LIQ), 0.08%, 2/03/16	$12,000,000	$12,000,000
Dallas Area Rapid Transit (Series - I), 0.06%, 4/05/16	20,000,000	20,000,000
Texas A&M University, (Series B), 0.07%, 4/07/16	20,000,000	20,000,000
Texas Public Finance Authority, (Series 2003), (Comptroller of Public Accounts TX, LIQ), 0.02%, 2/04/16	10,100,000	10,100,000
Texas Public Finance Authority, GO, (Series 2008), (Comptroller of Public Accounts TX, LIQ), 0.02%, 2/04/16	7,860,000	7,860,000
University of Houston, (Series A)
0.04%, 02/09/16	4,200,000	4,200,000
0.06%, 03/03/16	2,600,000	2,600,000
University of Texas, 0.06%, 4/04/16	20,000,000	20,000,000

TOTAL TEXAS		$111,760,000
VIRGINIA – 3.2%
University of Virginia
0.02%, 02/03/16	8,300,000	8,300,000
0.02%, 02/03/16	8,100,000	8,100,000

TOTAL VIRGINIA		$16,400,000
WISCONSIN – 3.8%
State of Wisconsin, GO, (Series 06-A), 0.02%, 2/03/16	20,000,000	20,000,000

TOTAL WISCONSIN		$20,000,000

TOTAL COMMERCIAL PAPER (COST $372,396,000)		$372,396,000
MUNICIPAL BONDS – 7.9%¿
FLORIDA – 0.5%
JEA Electric System Revenue, Refunding Revenue Bonds, Monthly VRDNs, (Series 01-D), (U.S. Bank, SPA), 0.01%, 2/01/16	2,800,000	2,800,000

TOTAL FLORIDA		$2,800,000
MARYLAND – 1.3%
Maryland State, Health and Higher Education Facilities Authority, Refunding Revenue Bonds, Monthly VRDNs, (Series B), 0.01%, 2/07/16	6,800,000	6,800,000

TOTAL MARYLAND		$6,800,000
PENNSYLVANIA – 0.9%
Philadelphia PA, Hospitals and Higher Education Facilities Authority, Hospital Revenue, Refunding Bonds, Monthly VRDNs, (Children’s Hospital of Philadelphia), 0.01%, 2/01/16	4,500,000	4,500,000

TOTAL PENNSYLVANIA		$4,500,000

Description	Par Value	Value
TEXAS – 3.3%
City of Houston, TX, Combined Utility System, Monthly VRDNs, 0.01%, 2/07/16	$5,000,000	$5,000,000
Harris County, TX, (The Methodist Hospital), Monthly VRDNs, 0.01%, 2/01/16	12,200,000	12,200,000

TOTAL TEXAS		$17,200,000
UTAH – 1.9%
Utah County Hospital, Refunding Revenue Bonds (Series C), Daily VRDNs, (IHC Health Services, Inc.), (U.S. Bank, SPA), 0.01%, 2/07/16	10,000,000	10,000,000

TOTAL UTAH		$10,000,000

TOTAL MUNICIPAL BONDS (COST $41,300,000)		$41,300,000
SHORT-TERM MUNICIPAL BONDS – 20.8%¿
DELAWARE – 7.9%
Delaware State Health Facilities Authority, Refunding Revenue Bonds, (Series A), Daily VRDNs, (Christiana Care Health Services, OBG), 0.01%, 2/01/16	16,200,000	16,200,000
Delaware State Health Facilities Authority, Revenue Bonds, (Series A), Weekly VRDNs, (Christiana Care Health Services, OBG), 0.01%, 2/07/16	4,000,000	4,000,000
University of Delaware, Revenue Bonds, (Series B), Daily VRDNs, (University & College Imps.)/(Bank of America N.A., SPA), 0.01%, 2/01/16	4,500,000	4,500,000
University of Delaware, Revenue Bonds, Daily VRDNs, (TD Bank N.A., SPA), 0.01%, 2/01/16	16,660,000	16,660,000

TOTAL DELAWARE		$41,360,000
FLORIDA – 0.6%
Orange County Housing Finance Authority, Refunding Revenue Bonds, Weekly VRDNs, (Fannie Mae), 0.03%, 2/07/16	3,180,000	3,180,000

TOTAL FLORIDA		$3,180,000
LOUISIANA – 1.4%
Louisiana State Public Facilities Authority, (Air Products & Chemicals), Monthly VRDNs, 0.01%, 2/01/16	7,300,000	7,300,000

TOTAL LOUISIANA		$7,300,000
MINNESOTA – 1.7%
City of Rochester, MN, Refunding Revenue Bonds, (Series A) Weekly VRDNs, (Mayo Clinic, OBG), 0.01%, 2/07/16	8,900,000	8,900,000

TOTAL MINNESOTA		$8,900,000
NEW HAMPSHIRE – 0.9%
New Hampshire HEFA, Revenue Bonds, Weekly VRDNs, (Dartmouth College, OBG)/(U.S. Bank N.A., SPA), 0.01%, 2/07/16	4,775,000	4,775,000

TOTAL NEW HAMPSHIRE		$4,775,000

January 31, 2016 (unaudited)

112     PORTFOLIO OF INVESTMENTS

Wilmington Tax-Exempt Money Market Fund (concluded)

Description	Par Value	Value
TEXAS – 3.5%
Harris County Health Facilities Development, Refunding Revenue Bonds, Monthly VRDNs, (Series A-1), (Methodist Hospital), 0.01%, 2/01/16	7,900,000	7,900,000
State of Texas, GO Unlimited Notes, (Series B), Weekly VRDNs, (State Street / CalPERS, SPA), 0.01%, 2/07/16	10,480,000	10,480,000

TOTAL TEXAS		$18,380,000
UTAH – 1.3%
City of Murray, Revenue Bonds, (Series D), Daily VRDNs, (IHC Health Services, Inc., OBG), 0.01%, 2/01/16	6,800,000	6,800,000

TOTAL UTAH		$6,800,000

Description	Par Value	Value
VIRGINIA – 3.5%
Loudon County Industrial Development Authority, Revenue Bonds, (Series D), Weekly VDRNs, (Howard Hughes Medical Center), 0.01%, 2/07/16	18,000,000	18,000,000

TOTAL VIRGINIA		$18,000,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $108,695,000)		$108,695,000

TOTAL INVESTMENTS – 100.0% (COST $522,391,000)		$522,391,000
OTHER LIABILITIES LESS ASSETS – 0.0%**		(162,800)

TOTAL NET ASSETS – 100.0%		$522,228,200

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$372,396,000	$—	$372,396,000
Municipal Bonds	—	41,300,000	—	41,300,000
Short-Term Municipal Bonds	—	108,695,000	—	108,695,000

Total	$—	$522,391,000	$—	$522,391,000

¿	Variable rate demand note with current rate shown. Date shown is the date on which the Fund can unconditionally demand payment.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

BANs - Bond Anticipation Notes	MN - Minnesota

AGM - Insured by Assured Guaranty Municipal Corporation	N.A. - North America

GO - General Obligation	NV - Nevada

HEFA - Health and Educational Facilities Authority	NY - New York

LOC - Letter of Credit	OBG - Obligation

MD - Maryland	SPA - Sales and Purchase Agreement

VRDNs - Variable Rate Demand Notes

See Notes to Portfolios of Investments

January 31, 2016 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS      113

1. ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios, (individually referred to as the “Fund” or collectively as the “Funds”).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASU”) Topic 946, “Financial Services—Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•	for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•	price information on listed securities, including underlying Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded;

•	for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost, provided such amount approximates fair value;

•	the money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of January 31, 2016, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period. This does not include transfers between Level 1 and Level 2 due to the Multi-Manager International Equity Fund, Multi-Manager Alternatives Fund and the Multi-Manager Real Asset Fund utilizing international fair value pricing during the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

January 31, 2016 (unaudited)

114     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Swap agreements outstanding at period end, if any, are listed on the Portfolios of Investments. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position.

Interest rate swaps - Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund, to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The Real Asset Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the portfolio entered into interest rate swap agreements. Additionally, the portfolio invested in interst rate swaps as a risk-neutral substitute for physical securities, to obtain exposure in markets where no physical securities were available, and to refine the risk exposure in the portfolio (i.e. duration, inflation, credit, maturity mix, etc.)

Centrally cleared swap agreements - Centrally cleared swap agreements (“swap”) are agreements executed through a broker but are cleared through a central counterparty (the “CCP”) and a Fund’s counterparty on the swap becomes the CCP. The Fund is required to interface with the CCP through a broker and upon entering into a centrally cleared swap is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of a particular swap. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the swap, the Fund agrees to pay to or receive from the counterparty an amount of cash equal to the daily fluctuation in the value of the swap (“Variation Margin”). Such payments are recorded by the Fund as unrealized gains or losses until the contract is closed or settled at which point the gain or loss is realized. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position.

January 31, 2016 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      115

Securities Sold Short – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. The Funds are required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short on the Statement of Operations, when present.

In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds are required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Funds open rate plus 50 basis points on the amount of any shortfall in the required cash margin. The Funds record these prime broker charges on a net basis as Prime Broker interest expense on securities sold short on the Statement of Operations, when present.

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. The International Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities. The Real Asset Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the portfolio’s securities or as a means to express a view on the direction of a currency’s value as a part of the broader investment strategy.

Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, and prior to computing its NAV, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. The Alternatives Fund used foreign exchange futures contracts to gain exposure to the foreign currency markets both on a long and short strategy. The Real Asset Fund used futures contracts to manage interest rate exposure, adjust duration and curve exposure and to gain exposure to foreign interest rates. The Real Asset Fund also used money market futures during the period in order to adjust the portfolio’s interest rate exposure on the front-end of the yield curve and to adjust the overall duration positioning of the portfolio.

January 31, 2016 (unaudited)

116     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such security for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the security. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Lending of Portfolio Securities – The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the Portfolio of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

As of January 31, 2016, the Funds listed below had securities with the following values on loan:

Fund	Value of Securities on Loan	Value of Collateral
Large-Cap Strategy Fund	$17,384,792	$17,475,850
Multi-Manager International Fund	26,442,786	27,425,965
Multi-Manager Real Asset Fund	1,910,835	1,925,698
Strategic Allocation Moderate Fund	1,046,101	1,068,442
Broad Market Bond Fund	980,060	1,014,758
Intermediate-Term Bond Fund	2,485,190	2,558,129
Short-Term Bond Fund	1,742,140	1,776,764

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

3. Affiliated Parties and Transactions

Affiliated holdings are securities and mutual funds which are managed by Wilmington Funds Management Corp. (the “Advisor”) or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the period ended January 31, 2016 are as follows:

Fund/Affiliated Security Name	Balance of Shares Held 4/30/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2016	Value at 1/31/2016	Dividend Income(a)	Realized Gain/(Loss)(b)
Large-Cap Strategy Fund:
M&T Bank Corp.	1,610	—	—	1,610	$177,390	$3,381	$—
Strategic Allocation Conservative Fund:
Wilmington Small-Cap Strategy Fund (c)	17,811	700	18,511	—	$—	$460	$163,439
Wilmington Mid-Cap Growth Fund (c)	21,195	1,046	22,241	—	—	—	(1,730)
Wilmington Large-Cap Strategy Fund	40,999	40,151	—	81,150	1,285,422	14,030	86,056
Wilmington Multi-Manager International Fund	377,220	4,567	57,649	324,138	2,145,792	34,252	(18,743)
Wilmington Intermediate-Term Bond Fund	1,315,335	19,684	132,365	1,202,654	11,930,328	154,281	34,329

January 31, 2016 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      117

Fund/Affiliated Security Name	Balance of Shares Held 4/30/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2016	Value at 1/31/2016	Dividend Income(a)	Realized Gain/(Loss)(b)
Wilmington Broad Market Bond Fund	604,943	10,997	36,345	579,595	5,575,706	100,745	2,511

TOTAL		77,145	267,111		$20,937,248	$303,768	$265,862
Strategic Allocation Moderate Fund:
Wilmington Small-Cap Strategy Fund (c)	26,897	—	26,897	—	$—	$694	$52,725
Wilmington Mid-Cap Growth Fund (c)	104,716	4,980	109,696	—	—	—	271,534
Wilmington Large-Cap Strategy Fund	—	337,869	—	337,869	5,351,839	46,435	358,295
Wilmington Multi-Manager International Fund	752,693	—	36,474	716,219	4,741,373	70,476	52,157

TOTAL		342,849	173,067		$10,093,212	$117,605	$734,711
Strategic Allocation Aggressive Fund:
Wilmington Small-Cap Strategy Fund (c)	40,727	1,291	42,018	—	$—	$847	$365,633
Wilmington Mid-Cap Growth Fund (c)	86,738	4,278	91,016	—	—	—	(7,196)
Wilmington Large-Cap Strategy Fund	10,541	322,192	10,541	322,192	5,103,526	45,020	397,245
Wilmington Multi-Manager International Fund	1,093,649	13,792	72,292	1,035,149	6,852,683	102,985	80,918

TOTAL		341,553	215,867		$11,956,209	$148,852	$836,600

(a)	Dividend Income may include distributions from net investment income and return of capital paid by the affiliated fund to the Fund.
(b)	Realized Gain/(Loss) includes realized capital gain distributions paid by the affiliated fund and gain/(loss) received by the Fund for sales of the affiliated fund.
(c)	The liquidation date was August 3, 2015.

4. CONCENTRATION OF RISK

Since New York Municipal Bond Fund invests a substantial portion of assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally.

Multi-Manager International Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Multi-Manager Alternatives Fund uses strategies that include investments that have a low correlation to traditional asset classes. Strategies may include commodities, convertible arbitrage, event driven, long/short, market neutral, merger arbitrage and pairs trading.

5. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date, except as follows:

At a meeting of the Trustees of the Trust on March 15, 2016, the Trustees determined that each of the Wilmington Prime Money Market Fund (the “Prime Fund”) and the Wilmington Tax-Exempt Money Market Fund (the “Tax Exempt Fund;” the Tax Exempt Fund and the Prime Fund are also referred to as “Target Funds”), each a series of the Trust, should be merged into the Wilmington U.S. Government Money Market Fund (“Acquiring Fund” and, collectively with the Target Funds, the “Funds”).

The closing for the Prime Fund merger is expected to occur on or about August 15, 2016. The closing for the Tax Exempt Fund merger is expected to occur on or about August 22, 2016. Each Target Fund intends to continue to accept purchases from existing shareholders (including through the reinvestment of dividends and capital gains) up to and including the day of its merger.

January 31, 2016 (unaudited)

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilmington Funds

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date 3/30/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date 3/30/2016

By (Signature and Title)*	/s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Financial Officer)

Date 3/30/2016

*	Print the name and title of each signing officer under his or her signature.